As filed with the Securities and Exchange        Registration No. 33-75996*
Commission on April 15, 2004                     Registration No. 811-2512

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


                       POST-EFFECTIVE AMENDMENT NO. 30 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Variable Annuity Account B of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 723-2239

                         Michael A. Pignatella, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

     / / immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B

                     ING Life Insurance and Annuity Company

                          Supplement Dated May 1, 2004
       To the Prospectus and Contract Prospectus Summary dated May 1, 2004

        Group Variable Annuity Contracts for Employer-Sponsored Deferred
          Compensation Plans Producers' Deferred Compensation Plan and
                        Producers' Incentive Savings Plan


This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and ING Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."

                                                                        May 2004

                                     PART A

                        CONTRACT PROSPECTUS - MAY 1, 2004

THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents ... page 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.


THE FUNDS
AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING Aeltus Enhanced Index Portfolio (formerly ING DSI Enhanced Index Portfolio)
   (Service Class)
ING Alger Aggressive Growth Portfolio (Service Class)
ING Alger Growth Portfolio (Service Class)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)(1)
ING JPMorgan Fleming International Portfolio (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING Julius Baer Foreign Portfolio (Class S)(5)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Global Growth Portfolio (Service Class)
ING MFS Total Return Portfolio (Class S)
ING OpCap Balanced Value Portfolio (Service Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
ING Salomon Brothers Fundamental Value Portfolio (Service Class)
ING Salomon Brothers Investors Value Portfolio (Service Class)
ING Stock Index Portfolio (Class I)(5)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical Asset Allocation
   Portfolio) (Service Class)
ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Equity
   Portfolio) (Initial Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class I)(2)
ING VP Bond Portfolio (Class I)(2)
ING VP Financial Services Portfolio (Class I)(5)
ING VP Global Science and Technology Portfolio (formerly ING VP Technology
   Portfolio) (Class I)(2)
ING VP Growth and Income Portfolio (Class I)(2)
ING VP Growth Portfolio (Class I)(2)
ING VP Index Plus LargeCap Portfolio (Class I)(2)
ING VP Index Plus MidCap Portfolio (Class I)(2)
ING VP Index Plus SmallCap Portfolio (Class I)(2)
ING VP International Equity Portfolio (Class I)(2)
ING VP International Value Portfolio (Class I)(2)
ING VP MagnaCap Portfolio (Class I)(2)
ING VP MidCap Opportunities Portfolio (Class I)(2)(3)
ING VP Money Market Portfolio (Class I)(2)
ING VP Natural Resources Trust(4)
ING VP Real Estate Portfolio (Class I)(5)
ING VP Small Company Portfolio (Class I)(2)
ING VP SmallCap Opportunities Portfolio (Class I)(2)
ING VP Strategic Allocation Balanced Portfolio (Class I)(2)
ING VP Strategic Allocation Growth Portfolio (Class I)(2)
ING VP Strategic Allocation Income Portfolio (Class I)(2)
ING VP Value Opportunity Portfolio (Class I)(2)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)
Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
PIMCO VIT Real Return Portfolio(5) (Administrative Class)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)(5)
Pioneer Mid Cap Value VCT Portfolio (Class I)
Wanger Select(5)
Wanger U.S. Smaller Companies(5)

----------
(1) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(2) Effective May 3, 2004 Class R shares of this fund have been renamed as Class I shares.
(3) Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R.
(4)  Effective May 1, 2004 this fund is available to all plans.
(5)  This fund is scheduled to be available on May 10, 2004.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Option" section of this prospectus on page 13, in Appendix IV to this prospectus, "Fund Descriptions" and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.


FIXED INTEREST OPTIONS.
-    Guaranteed Accumulation Account
-    Fixed Plus Account
-    Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2004, Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing to us at the address listed in the "Questions: Contacting the Company" section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's
(SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 43 of this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

                                TABLE OF CONTENTS

CONTRACT OVERVIEW                                                             4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who's Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
CONTRACT PHASES: THE ACCUMULATION PHASE, THE INCOME PHASE                     5

FEE TABLE                                                                     6
CONDENSED FINANCIAL INFORMATION                                               13
INVESTMENT OPTIONS                                                            13
TRANSFERS                                                                     14
CONTRACT PURCHASE AND PARTICIPATION                                           16
CONTRACT OWNERSHIP AND RIGHTS                                                 18
RIGHT TO CANCEL                                                               18
FEES                                                                          19
YOUR ACCOUNT VALUE                                                            24
WITHDRAWALS                                                                   26
SYSTEMATIC DISTRIBUTION OPTIONS                                               27
DEATH BENEFIT                                                                 28
THE INCOME PHASE                                                              30
TAXATION                                                                      34
OTHER TOPICS                                                                  38

The Company - Variable Annuity Account B - Performance Reporting - Voting Rights
- Contract Distribution - Contract Modification - Legal Matters and Proceedings
- Payment Delay or Suspension - Transfer of Ownership; Assignment - Intent to Confirm Quarterly - Trading-Industry Developments

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                           43

APPENDIX I      --    GUARANTEED ACCUMULATION ACCOUNT                         44
APPENDIX II     --    FIXED ACCOUNT                                           46
APPENDIX III    --    FIXED PLUS ACCOUNT                                      47
APPENDIX IV     --    FUND DESCRIPTIONS                                       49
APPENDIX V      --    CONDENSED FINANCIAL INFORMATION                         61

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                    WHO'S WHO

YOU (THE PARTICIPANT): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer.

CONTRACT HOLDER: The person or entity to whom we issue the contract. Generally, the plan sponsor.

WE (THE COMPANY): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

                      THE CONTRACT AND YOUR RETIREMENT PLAN

RETIREMENT PLAN (PLAN): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

PLAN TYPE. We refer to plans in this prospectus as 457 plans or non-section 457 plans. For a description of each, see "Taxation - Your Retirement Plan."

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn (or otherwise made available to you or a beneficiary). However, in the case of a deferred compensation arrangement (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. However, annuities do provide other features and benefits (such as guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

                                 CONTRACT RIGHTS

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

FOR EXAMPLE: The contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see "Contract Ownership and Rights."

[SIDENOTE]

QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call our Home Office:

ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, CT 06156-1277 1-800-262-3862

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

                                 CONTRACT FACTS

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). See "Right To Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation."

SYSTEMATIC DISTRIBUTION OPTIONS: If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary).

Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

                                 CONTRACT PHASES

I. ACCUMULATION PHASE (accumulating retirement benefits)

                                   Payments to
                                  Your Account
                                           |
                                    STEP 1 |
                                           |
                     ING Life Insurance and Annuity Company
                          |                |            |
                       (a)|        STEP 2  |         (b)|
                          |                |            |
                       Fixed           Variable Annuity
                      Interest             Account B
                      Options
                                  Variable Investment Options

                                       THE SUBACCOUNTS
                                   A          B        ETC.
                                   |          |
                                   |  STEP 3  |
                                   |          |
                                Mutual     Mutual
                                Fund A     Fund B

STEP 1: You or the contract holder provide the Company with your completed enrollment materials. The contract holder directs us to set up an account for you.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the:

(a)  Fixed Interest Options; and/or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. THE INCOME PHASE (receiving retirement benefits)

The contract offers several payment options. See "The Income Phase." In general, you may:

-    Receive income phase payments over a lifetime or for a specified period;
- Receive income phase payments monthly, quarterly, semi-annually or annually;
-    Select an option that provides a death benefit to beneficiaries; and
- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.

MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES

Early Withdrawal Charge(1)
(as a percentage of amount withdrawn)                                5%

(1) This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the "Fees" section.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE

Installment Purchase Payment Accounts                        $   20.00(2)
Single Purchase Payment Accounts                             $    0.00

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge                                 1.25%(2)
Administrative Expense Charge                                     0.25%(3)
                                                             ---------
Total Separate Account Expenses                                   1.50%
                                                             =========

(2) These charges may be waived, reduced or eliminated in certain circumstances. See "Fees."

(3)  We only impose this charge under some contracts. See "Fees."

[SIDENOTE]

IN THIS SECTION:
-    Maximum Contract Holder Transaction Expenses;
-    Annual Maintenance Fee;
-    Maximum Separate Account Annual Expenses;
-    Total Annual Fund Operating Expenses;
-    Fund Expense Table; and
-    Hypothetical Examples.

ALSO SEE THE "FEES" SECTION FOR:
-    Early Withdrawal Charge Schedules;
-    How, When and Why Fees are Deducted;
-    Reduction, Waiver and/or Elimination of Certain Fees;
-    Premium and Other Taxes; and
-    Charges for ING GET Fund.

SEE "THE INCOME PHASE" FOR:
-    Fees during the income phase.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

TOTAL ANNUAL FUND OPERATING EXPENSES*                            MINIMUM       MAXIMUM
(expenses that are deducted from fund assets, including
management fees, distribution (12b-1) and/or service fees,
and other expenses)                                                 0.28%         1.65%


* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.28% and 1.55%, respectively. The fund having the minimum expense percentage is not subject to a contractual fee waiver or expense reimbursement arrangement. The fund having the maximum expense percentage is subject to a contractual fee waiver/expense reimbursement arrangement through April 30, 2005.


FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003.


                              FUND EXPENSE TABLE(1)



                                                                              TOTAL                          NET
                                                                             ANNUAL        FEES AND         ANNUAL
                                         MANAGEMENT                           FUND         EXPENSES          FUND
                                         (ADVISORY)     12b-1     OTHER     OPERATING      WAIVED OR      OPERATING
               FUND NAME                    FEES         FEE     EXPENSES   EXPENSES      REIMBURSED       EXPENSES
               ---------                 ----------     -----    --------   ---------     ----------      ---------
AIM V.I. Capital Appreciation Fund
   (Series I)                              0.61%          --      0.24%        0.85%            --           0.85%
AIM V.I. Core Equity Fund (Series I)       0.61%          --      0.20%        0.81%            --           0.81%
AIM V.I. Growth Fund (Series I)(2)         0.63%          --      0.27%        0.90%            --           0.90%
AIM V.I. Premier Equity Fund (Series I)    0.61%          --      0.24%        0.85%            --           0.85%
Calvert Social Balanced Portfolio(3)       0.70%          --      0.23%        0.93%            --           0.93%
Fidelity(R) VIP Contrafund(R) Portfolio
   (Initial Class)                         0.58%          --      0.09%        0.67%            --           0.67%
Fidelity(R) VIP Equity-Income
   Portfolio (Initial Class)               0.48%          --      0.09%        0.57%            --           0.57%
Fidelity(R) VIP Growth Portfolio
   (Initial Class)                         0.58%          --      0.09%        0.67%            --           0.67%
Fidelity(R) VIP Overseas Portfolio
   (Initial Class)                         0.73%          --      0.17%        0.90%            --           0.90%
Franklin Small Cap Value Securities
   Fund (Class 2)(4)                       0.57%        0.25%     0.19%        1.01%            --           1.01%
ING Aeltus Enhanced Index Portfolio
   (Service Class)(5)                      0.60%          --      0.45%        1.05%            --           1.05%
ING Alger Aggressive Growth
   Portfolio (Service Class)(5)            0.85%          --      0.45%        1.30%            --           1.30%
ING Alger Growth Portfolio
   (Service Class)(5)                      0.80%          --      0.45%        1.25%            --           1.25%
ING American Century Small Cap Value
   Portfolio (Service Class)               1.00%          --      0.65%        1.65%          0.10%          1.55%
ING Baron Small Cap Growth Portfolio
   (Service Class)(5)(6)                   0.85%          --      0.65%        1.50%          0.05%          1.45%

                                                                              TOTAL                          NET
                                                                             ANNUAL        FEES AND         ANNUAL
                                         MANAGEMENT                           FUND         EXPENSES          FUND
                                         (ADVISORY)     12b-1     OTHER     OPERATING      WAIVED OR      OPERATING
               FUND NAME                    FEES         FEE     EXPENSES   EXPENSES      REIMBURSED       EXPENSES
               ---------                 ----------     -----    --------   ---------     ----------      ---------
ING Goldman Sachs(R) Capital Growth
   Portfolio (Service Class)(5)            0.85%          --      0.45%        1.30%            --           1.30%
ING JPMorgan Fleming International
   Portfolio (Initial Class)               0.80%          --      0.20%        1.00%            --           1.00%
ING JPMorgan Mid Cap Value Portfolio
   (Service Class)(5)                      0.75%          --      0.60%        1.35%            --           1.35%
ING Julius Baer Foreign Portfolio
   (Class S)(7)(8)                         1.00%          --      0.25%        1.25%            --           1.25%
ING MFS Capital Opportunities
   Portfolio (Initial Class)               0.65%          --      0.25%        0.90%            --           0.90%
ING MFS Global Growth Portfolio
   (Service Class)(5)                      0.60%          --      0.85%        1.45%            --           1.45%
ING MFS Total Return Portfolio
   (Class S)(7)(8)(9)(10)                  0.64%          --      0.26%        0.90%            --           0.90%
ING OpCap Balanced Value Portfolio
   (Service Class)(5)                      0.80%          --      0.45%        1.25%            --           1.25%
ING PIMCO Total Return Portfolio
   (Service Class)(5)                      0.50%          --      0.60%        1.10%            --           1.10%
ING Salomon Brothers Aggressive
   Growth Portfolio (Initial Class)        0.70%          --      0.13%        0.83%            --           0.83%
ING Salomon Brothers Fundamental
   Value Portfolio (Service Class)(5)      0.90%          --      0.45%        1.35%            --           1.35%
ING Salomon Brothers Investors Value
   Portfolio (Service Class)(5)            0.80%          --      0.45%        1.25%            --           1.25%
ING Stock Index Portfolio (Class I)
   (11)(12)(13)                            0.27%          --      0.01%        0.28%            --           0.28%
ING T. Rowe Price Equity Income
   Portfolio (Class S)(7)(8)(10)           0.68%          --      0.26%        0.94%            --           0.94%
ING T. Rowe Price Growth Equity
   Portfolio (Initial Class)               0.60%          --      0.15%        0.75%            --           0.75%
ING UBS U.S. Allocation Portfolio
   (Service Class)(5)(14)                  0.85%          --      0.45%        1.30%            --           1.30%
ING UBS U.S. Large Cap Equity
   Portfolio (Initial Class)               0.70%          --      0.15%        0.85%            --           0.85%
ING Van Kampen Comstock Portfolio
   (Service Class)(5)(6)                   0.60%          --      0.60%        1.20%          0.07%          1.13%
ING VP Balanced Portfolio, Inc.
   (Class I)(15)                           0.50%          --      0.10%        0.60%            --           0.60%
ING VP Bond Portfolio (Class I)(15)        0.40%          --      0.10%        0.50%            --           0.50%
ING VP Financial Services Portfolio
   (Class I)(16)(17)(18)                   0.75%          --      0.15%        0.90%            --           0.90%
ING VP Global Science and Technology
   Portfolio (Class I)(15)(19)             0.95%          --      0.15%        1.10%            --           1.10%
ING VP Growth and Income Portfolio
   (Class I)(15)                           0.50%          --      0.10%        0.60%            --           0.60%
ING VP Growth Portfolio (Class I)
   (15)(19)                                0.60%          --      0.11%        0.71%            --           0.71%
ING VP Index Plus LargeCap Portfolio
   (Class I)(15)(19)                       0.35%          --      0.08%        0.43%            --           0.43%
ING VP Index Plus MidCap Portfolio
   (Class I)(15)(19)                       0.40%          --      0.10%        0.50%            --           0.50%
ING VP Index Plus SmallCap Portfolio
   (Class I)(15)(19)                       0.40%          --      0.16%        0.56%            --           0.56%
ING VP International Equity
   Portfolio (Class I)(15)(19)             0.85%          --      0.53%        1.38%            --           1.38%
ING VP International Value Portfolio
   (Class I)(16)(17)(18)                   1.00%          --      0.45%        1.45%            --           1.45%
ING VP MagnaCap Portfolio
   (Class I)(16)(17)(18)(20)               0.75%          --      0.39%        1.14%            --           1.14%
ING VP MidCap Opportunities
   Portfolio (Class I)(16)(17)(18)         0.75%          --      0.46%        1.21%          0.31%          0.90%
ING VP Money Market Portfolio (Class I)
   (15)                                    0.25%          --      0.10%        0.35%            --           0.35%

                                                                              TOTAL                          NET
                                                                             ANNUAL        FEES AND         ANNUAL
                                         MANAGEMENT                           FUND         EXPENSES          FUND
                                         (ADVISORY)     12b-1     OTHER     OPERATING      WAIVED OR      OPERATING
               FUND NAME                    FEES         FEE     EXPENSES   EXPENSES      REIMBURSED       EXPENSES
               ---------                 ----------     -----    --------   ---------     ----------      ---------
ING VP Natural Resources Trust
   (21)(22)                                1.00%          --      0.61%        1.61%            --           1.61%
ING VP Real Estate Portfolio (Class
   I)(16)(17)(18)                          0.80%          --      0.45%        1.25%          0.20%          1.05%
ING VP Small Company Portfolio
   (Class I)(15)(19)                       0.75%          --      0.10%        0.85%            --           0.85%
ING VP SmallCap Opportunities
   Portfolio (Class I)(16)(17)(18)         0.75%          --      0.32%        1.07%            --           1.07%
ING VP Strategic Allocation Balanced
   Portfolio (Class I)(15)(19)             0.60%          --      0.14%        0.74%            --           0.74%
ING VP Strategic Allocation Growth
   Portfolio (Class I)(15)(19)             0.60%          --      0.15%        0.75%            --           0.75%
ING VP Strategic Allocation Income
   Portfolio (Class I)(15)(19)             0.60%          --      0.14%        0.74%            --           0.74%
ING VP Value Opportunity Portfolio
   (Class I)(15)(19)                       0.60%          --      0.10%        0.70%            --           0.70%
Janus Aspen Balanced Portfolio
   (Institutional Shares)                  0.65%          --      0.02%        0.67%            --           0.67%
Janus Aspen Flexible Income
   Portfolio (Institutional Shares)        0.60%          --      0.04%        0.64%            --           0.64%
Janus Aspen Growth Portfolio
   (Institutional Shares)                  0.65%          --      0.02%        0.67%            --           0.67%
Janus Aspen Mid Cap Growth Portfolio
   (Institutional Shares)                  0.65%          --      0.02%        0.67%            --           0.67%
Janus Aspen Worldwide Growth
   Portfolio (Institutional Shares)        0.65%          --      0.06%        0.71%            --           0.71%
Lord Abbett Series Fund - Growth and
   Income Portfolio (Class VC)             0.50%          --      0.35%        0.85%            --           0.85%
Lord Abbett Series Fund - Mid-Cap
   Value Portfolio (Class VC)              0.75%          --      0.33%        1.08%            --           1.08%
Oppenheimer Global Securities Fund/VA      0.63%          --      0.04%        0.67%            --           0.67%
Oppenheimer Strategic Bond Fund/VA         0.72%          --      0.03%        0.75%            --           0.75%
PIMCO VIT - Real Return Portfolio(23)      0.25%          --      0.41%        0.66%            --           0.66%
Pioneer Equity Income VCT Portfolio
   (Class I)                               0.65%          --      0.13%        0.78%            --           0.78%
Pioneer Fund VCT Portfolio (Class I)       0.65%          --      0.11%        0.76%            --           0.76%
Pioneer High Yield VCT Portfolio
   (Class I)                               0.65%          --      0.24%        0.89%            --           0.89%
Pioneer Mid Cap Value VCT Portfolio
   (Class I)                               0.65%          --      0.11%        0.76%            --           0.76%
Wanger Select                              0.95%          --      0.20%        1.15%            --           1.15%
Wanger U.S. Smaller Companies              0.93%          --      0.06%        0.99%            --           0.99%

FOOTNOTES TO "FUND EXPENSE TABLE"
(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.
(2) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
(3) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fees paid by the Advisor (Calvert Asset Managements Company, Inc.) and the administrative fee paid by the portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
(4) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.02%.
(5) Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
(6) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small Cap Value, the Baron Small Cap Growth, and the Van Kampen Comstock Portfolios so that the Total Net Fund Annual Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 1.65% for American Century Small Cap Value, 1.50% for Baron Small Cap Growth and 1.20% for Van Kampen Comstock.
(7) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Other Expenses shown in the table above includes a Shareholder Service Fee of 0.25%.
(8) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
(9) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the Total Annual Fund Operating Expenses for the year ended December 31, 2003, would have been 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.
(10) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the Total Annual Fund Operating Expenses for the year ended December 31, 2003 would have been 0.89% for ING MFS Total Return Portfolio and 0.93% for ING T. Rowe Price Equity Income Portfolio. This arrangement may be discontinued at any time.
(11) The table above shows the estimated operating expenses for Class I Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any.
(12) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
(13) Because the Portfolio is new, expenses, shown above, are estimated.
(14) Management/(Advisory) Fees have been restated to reflect a decrease from 0.90% to 0.85% effective May 1, 2004.
(15) The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(16) The above table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. With the exception of ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, these estimates are based on the each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.
(17) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. For ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, Other Expenses are based on estimated amounts for the current fiscal year. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(18) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio except ING VP MidCap Opportunities Portfolio, the expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.10% for ING VP Financial Services Portfolio; 0.45% for ING VP International Value Portfolio; 0.24% for ING VP MagnaCap Portfolio; and 0.17% for ING VP SmallCap Opportunities Portfolio. For ING VP MidCap Opportunities Portfolio, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(19) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.23% for ING VP International Equity Portfolio; 0.04% for ING VP Strategic Allocation Balanced Portfolio and 0.09% for ING VP Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(20) Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in the above table exclude a one-time merger fee of 0.05% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.
(21) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(22) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(23) Ratio of expenses to average net assets excluding interest expense is 0.65%. Interest expense is generally incurred as a result of investment management activities.

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT HOLDER TRANSACTION EXPENSES, CONTRACT FEES INCLUDING AN ANNUAL MAINTENANCE FEE OF $20 (CONVERTED TO A PERCENTAGE OF ASSETS EQUAL TO 0.022%), SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

EXAMPLE 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT VALUE AT THE END OF THE APPLICABLE TIME PERIOD*:



    1 YEAR        3 YEARS       5 YEARS      10 YEARS
    ------        -------       -------      --------
    $  829        $ 1,506       $ 2,207      $  3,478



(B) IF YOU DO NOT WITHDRAW YOUR ENTIRE ACCOUNT VALUE OR IF YOU SELECT AN INCOME PHASE PAYMENT OPTION AT THE END OF THE APPLICABLE TIME PERIOD**:



    1 YEAR        3 YEARS       5 YEARS       10 YEARS
    ------        -------       -------       --------
    $  320        $   978       $ 1,660       $  3,478



EXAMPLE 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT VALUE AT THE END OF THE APPLICABLE TIME PERIOD*:



    1 YEAR        3 YEARS       5 YEARS      10 YEARS
    ------        -------       -------      --------
    $  699        $ 1,117       $ 1,561      $  2,118



(B) IF YOU DO NOT WITHDRAW YOUR ENTIRE ACCOUNT VALUE OR IF YOU SELECT AN INCOME PHASE PAYMENT OPTION AT THE END OF THE APPLICABLE TIME PERIOD**:



    1 YEAR        3 YEARS       5 YEARS       10 YEARS
    ------        -------       -------       --------
    $  183        $   567       $   976       $  2,118


* This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in "Fees." Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

** This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

CONDENSED FINANCIAL INFORMATION

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS

THE CONTRACT OFFERS VARIABLE INVESTMENT OPTIONS AND FIXED INTEREST OPTIONS. WHEN WE ESTABLISH YOUR ACCOUNT(S), THE CONTRACT HOLDER, OR YOU IF PERMITTED BY THE PLAN, INSTRUCTS US TO DIRECT ACCOUNT DOLLARS TO ANY OF THE AVAILABLE OPTIONS.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview - Questions" or by accessing the SEC's web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II, and III and the Guaranteed Accumulation Account prospectus.

SELECTING INVESTMENT OPTIONS
- CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
- UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example: funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
- BE INFORMED. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS. (MIXED AND SHARED FUNDING)

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-    Mixed - bought for annuities and life insurance
-    Shared - bought by more than one company

POSSIBLE CONFLICTS OF INTEREST. With respect to the funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds which are involved in the conflict.

TRANSFERS

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and
III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contracts are not designed to serve as vehicles for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:
-    Increased trading and transaction costs;
-    Forced and unplanned portfolio turnover;
-    Lost opportunity costs; and
- Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners and participants.

ACCORDINGLY, INDIVIDUALS OR ORGANIZATIONS THAT USE MARKET-TIMING INVESTMENT STRATEGIES OR MAKE FREQUENT TRANSFERS SHOULD NOT PURCHASE OR PARTICIPATE IN THE CONTRACTS.

We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
-    Exceeds our then-current monitoring standard for excessive trading;
-    Is identified as problematic by an underlying fund;
- Is determined, in our sole discretion, to be not in the best interests of other contract owners or participants; or
- Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, in our sole discretion and without notice, based upon, among other factors, the best interest of contract holders, participants and fund investors, fund management considerations and state or federal regulatory developments.

We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants. Such restrictions may include:
- Not accepting transfer instructions from an agent acting on behalf of more than one contract owner or participant; and
- Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner or participant at a time.

The Company does not allow waivers to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.


THE DOLLAR COST AVERAGING PROGRAM. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview - Questions."

CONTRACT PURCHASE AND PARTICIPATION

CONTRACTS AVAILABLE FOR PURCHASE. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

(1) Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (457 Plans);
(2)  Tax-exempt organizations for deferrals not subject to Tax Code Section 457;
     or
(3)  Taxable organizations.

The types of plans described in (2) and (3) above are referred to as non-section 457 plans.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative, taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT.

(1) The contract holder submits the required forms and application to the Company.
(2)  We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan, we are not responsible for such determination.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The following purchase payment methods are available:

Continuous payments over time into an installment purchase payment account. Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

- Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See "Taxation" for further information.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers."

TRANSFER CREDITS. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

1. Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2 (or otherwise able to withdraw amounts from your plan).
2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4. Exchanges - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer's general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer's general assets.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

REFUNDS TO CONTRACT HOLDERS. We will produce a refund to the contract holder not later than seven days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

FEES

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

I. MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

AMOUNT. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.5% of your total purchase payments to your account.

                EARLY WITHDRAWAL CHARGE SCHEDULES

  INSTALLMENT PURCHASE             SINGLE PURCHASE PAYMENT
    PAYMENT ACCOUNTS                      ACCOUNTS
-----------------------------------------------------------
   PURCHASE
    PAYMENT           EARLY         ACCOUNT         EARLY
    PERIODS         WITHDRAWAL       YEARS       WITHDRAWAL
   COMPLETED         CHARGE        COMPLETED       CHARGE
-----------------------------------------------------------
Fewer than 5           5%        Fewer than 5        5%

5 or more but          4%        5 or more           4%
fewer than 7                     but fewer
                                 than 6

7 or more but          3%        6 or more           3%
fewer than 9                     but fewer
                                 than 7

9 or more but          2%        7 or more           2%
fewer than 10                    but fewer
                                 than 8

10 or more             0%        8 or more           1%
                                 but fewer
                                 than 9

                                 9 or more           0%

TYPES OF FEES
There are three types of fees your account may incur:
I.   MAXIMUM TRANSACTION FEES
     -    Early Withdrawal Charge
     -    Annual Maintenance Fee
II.  MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS
     -    Mortality and Expense Risk Charge
     -    Administrative Expense Charge
III. FUND EXPENSES
IV.  PREMIUM AND OTHER TAXES
V.   CHARGES FOR ING GET FUND

TERMS TO UNDERSTAND IN SCHEDULES
- Account Year - a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
- Purchase Payment Period (for installment purchase payments) - the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the Payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

WAIVER. The early withdrawal charge is waived for portions of a withdrawal that are:


-    Used to provide payments to you during the income phase;
-    Paid because of your death before income phase payments begin;
- Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months;*
- Taken because of the election of a systematic distribution option (if available under your contract), See "Systematic Distribution Options";
- Taken when you are 59 1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods;
- Taken on or after the tenth anniversary of the effective date of the account;
- For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code, and regulations thereunder; or
- For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.

* (if the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract)


REDUCTION, WAIVER OR ELIMINATION. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

-    The number of participants under the plan;
-    The expected level of assets or cash flow under the plan;
-    Our agent's involvement in sales activities;
-    Our sales-related expenses;
-    Distribution provisions under the plan;
- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;
- The level of employer involvement in determining eligibility for distributions under the contract; and
-    Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.


WAIVER OF EARLY WITHDRAWAL CHARGE (FOR THOSE CONTRACTS THAT WAIVE THESE CHARGES UPON SEPARATION FROM SERVICE). Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless the severance from employment would otherwise have qualified as a separation from service under prior IRS "same desk" guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

MAINTENANCE FEE

MAXIMUM AMOUNT. $20.00 (This fee only applies to installment purchase payment accounts.)

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

REDUCTION, WAIVER OR ELIMINATION. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:


-    The size, type and nature of the group for which a contract is issued;
-    The amount of contributions to the contract;
- The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
-    The number of eligible participants and the program's participation rate.


We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

II. MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.25% annually of your account value invested in the subaccount.

WHEN/HOW. This fee is deducted daily from the subaccount. We do not deduct this from any fixed interest option. This fee is assessed during the accumulation phase and the income phase. See "The Income Phase - Fees Deducted."

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:


- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);
- The size of the prospective group, projected annual number of eligible participants and the program's participation rate, or the number of participants estimated to choose the contract;
-    The frequency, consistency and method of submitting payments;
- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;
- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;
-    The projected frequency of distributions;
- The type and level of other factors that affect the overall administrative expense; and
-    Whether or not a transfer credit was selected by the plan sponsor.


We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccount.

WHEN/HOW. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

- We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.
- For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.
- We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.
- We do not currently deduct an administrative expense charge during the income phase for any contracts.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

III. FUND EXPENSES


AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives additional compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2003, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table." For the AIM Funds, payments for administrative, recordkeeping or other services provided by the Company may be paid out of fund assets in an amount up to 0.25% annually. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus. The fees are described in more detail in each fund prospectus.


WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment advisor and operating expenses.

IV. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

V. CHARGES FOR ING GET FUND

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:


- Account dollars directed to the fixed interest options, including interest earnings to date; less
- Deductions if any, from the fixed interest options (e.g., withdrawals, fees); plus
- The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.


SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

- The net assets of the fund held by the subaccount as of the current valuation; minus
- The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
-    The total value of the subaccount units at the preceding valuation; minus
- A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guarantee charges for the ING GET Fund). See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

                               $5,000 contribution
                                             |
                                     STEP 1  |
                                             |
                     ING Life Insurance and Annuity Company
                                             |
                                     STEP 2  |
                                             |
                           Variable Annuity Account B
                      Subaccount A    Subaccount B     Etc.
                      300             80
                      accumulation    accumulation
                      units           units
                           |                 |
                           |         STEP 3  |
                           |                 |
                         Fund A           Fund B

STEP 1: An Investor contributes $5,000.

STEP 2:
A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day (normally at 4:00 p.m. Eastern Time). The value of subaccounts may vary day to day.

WITHDRAWALS

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan must:

-    Select the Withdrawal Amount;
     (1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
     (2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

- Select Investment Option (if this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value); and
-    Properly complete a disbursement form and submit it to our Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2)  on such later date as specified on the disbursement form.

[SIDENOTE]

TAXES, FEES AND DEDUCTIONS

Amounts withdrawn may be subject to one or more of the following:

-    Early Withdrawal Charge. See "Fees - Early Withdrawal Charge"
-    Maintenance Fee. See "Fees - Maintenance Fee"
-    Market Value Adjustment. See "Appendix I"
-    Tax Penalty. See "Taxation"
-    Tax Withholding. See "Taxation"

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview - Questions."

SYSTEMATIC DISTRIBUTION OPTIONS

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company.

The Systematic Distribution Options currently available under the contract include the following:

- SWO - SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the contract.

- ECO - ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

     Under ECO, we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is available under 457 plans only.

- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional Systematic Distribution Options from time to time. You may obtain additional information relating to any of the Systematic Distribution Options from your local representative or from our Home Office.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a Systematic Distribution Option is elected, the contract holder may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, until the next calendar year, nor may any other Systematic Distribution Option be elected.

TAXATION. Taking a withdrawal through a Systematic Distribution Option or revocation of election of a Systematic Distribution Option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

[SIDENOTE]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

If available under your contract, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS.
1.. Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.
2.   The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until proof of death and payment request in good order is received by us, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

-    Lump-sum payment;

- Payment in accordance with any of the available income phase payment options (see "The Income Phase - Payment Options"); or

- If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option. See "Systematic Distribution Options."


Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.


The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-    Leaving your account value invested in the contract; or

- Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase - Payment Options."

[SIDENOTE]

DURING THE INCOME PHASE.

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "the income phase."

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.


TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

-    Start date;
- Income Phase Payment option (see the income phase payment options table in this section);
- Income Phase Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
-    Choice of fixed or variable payments;
- Selection of an assumed net investment rate (only if variable payments are elected); and
- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

PAYMENTS FROM THE FIXED PLUS ACCOUNT. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

[SIDENOTE]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE - Income Phase
ANNUITY OPTION - Income Phase Payment Option
ANNUITY PAYMENT - Income Phase Payment
ANNUITIZATION - Initiating Income Phase Payments

If a 3 1/2% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview - Questions."

REQUIRED MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must meet the minimum stated in the contract:

-    A first income phase payment of at least $20; or
-    Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

FEES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request in good order at our Home Office.


Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.


TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation".

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.


                      LIFETIME INCOME PHASE PAYMENT OPTIONS



Life Income            LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
                       DEATH BENEFIT - NONE: All payments end upon the annuitant's death.

Life Income-           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed
Guaranteed             for a choice of 5-20 years or as otherwise specified in the contract.
Payments*              DEATH BENEFIT - PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Two      LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that
Lives                  only one payment will be made should both annuitants die before the second payment's due date.
                       CONTINUING PAYMENTS:
                       (a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                       (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                       DEATH BENEFIT - NONE: All Payments end after the deaths of both annuitants.

Life Income - Two      LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments
Lives - Guaranteed     guaranteed for a minimum of 120 months, or as otherwise specified in the
Payments*              contract.
                       CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.
                       DEATH BENEFIT - PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Cash     LENGTH OF PAYMENTS: For as long as the annuitant lives.
Refund Option          DEATH BENEFIT - PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we
(limited               will pay a lump-sum payment equal to the amount originally applied to the income
availability -         phase payment option (less any premium tax) and less the total amount of fixed
fixed payment          income phase payments paid.
only)

Life Income - Two      LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives - Cash           CONTINUING PAYMENT: 100% of the payment to continue after the first death.
Refund Option          DEATH BENEFIT - PAYMENT TO THE BENEFICIARY: When both annuitants die, we will
(limited               pay a lump-sum payment equal to the amount applied to the income phase payment
availability -         option (less any premium tax) and less the total amount of fixed income phase
fixed payment only)    payments paid.

                    NONLIFETIME INCOME PHASE PAYMENT OPTIONS



Nonlifetime -          LENGTH OF PAYMENTS: Payments generally may be fixed or variable and may be made
Guaranteed Payments*   for 3-30 years. However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump-sum payment may be requested at any time
                       (see below).
                       DEATH BENEFIT - PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.



LUMP-SUM PAYMENT: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional purchase payments are made. See "Fees - Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home Office.

CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

TAXATION

I. INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.

II. YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan is established. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PLAN TYPES. The contract is designed for use with deferred compensation plans that are subject to Tax Code section 457 or non-section 457 deferred compensation plans. Tax Code section 457 governs certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account. A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is "grandfathered" and not subject to 457 rules, or a deferred compensation plan of a for-profit employer. The contract may also be used with Tax Code section 415(m) arrangements.


IN THIS SECTION
I. INTRODUCTION
II. YOUR RETIREMENT PLAN
III. WITHDRAWALS AND OTHER DISTRIBUTIONS
-    Taxation of Distributions
-    Taxation of Death Benefit Proceeds
-    Withholding for Federal Income Tax Liability
IV. REQUIRED MINIMUM DISTRIBUTIONS
-    Contribution and Distribution Limits
-    Restrictions on Distributions
-    415(m) Arrangements
-    Bona Fide Severance Pay Plans
V. TAXATION OF THE COMPANY

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a designated beneficiary). Tax deferred arrangements under Tax Code section 457 and other types of deferred compensation arrangements also generally defer payment of taxes of earnings until they are withdrawn (or otherwise made available to you or a designated beneficiary). Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the plans are taxed.) When an annuity contract is used to fund one of these tax-deferred retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-deferred retirement arrangement.

However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

THE CONTRACT AND RETIREMENT PLANS. We make this contract available to plans subject to Tax Code section 457 only if a non-governmental tax exempt employer sponsors the plan. Under such plans, as well as non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, transfers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

457(b) PLANS. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your designated beneficiary.

457(f) PLANS. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

NON-SECTION 457 DEFERRED COMPENSATION PLANS. Compensation deferred under a non-section 457 deferred compensation plan is includible in gross income in the first year when paid or otherwise made available to you or your designated beneficiary.

TAXATION OF DEATH BENEFIT PROCEEDS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans sponsored by tax-exempt, non-governmental employers or 457(f) plans.


IV. REQUIRED MINIMUM DISTRIBUTIONS
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. These requirements only apply to 457(b) plans. These rules may dictate one or more of the following:


-    Start date for distributions;
- The time period in which all amounts in your account(s) must be distributed; and/or
-    Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

- Over your life or the joint lives of you and your designated beneficiary, or
- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following only applies to 457(b) plans. Different distribution requirements apply if your death occurs:

-    After you begin receiving minimum distributions under the contract, or
-    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year in which the fifth anniversary of the date of your death falls. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-    Over the life of the designated beneficiary, or
- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-    December 31 of the calendar year following the calendar year of your death;
     or
-    December 31 of the calendar year in which you would have attained age 70
     1/2.

CONTRIBUTION AND DISTRIBUTION LIMITS

CONTRIBUTIONS TO A 457(b) PLAN EXCLUDED FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

The annual dollar amount limits are as follows:


-    $13,000 in 2004;
-    $14,000 in 2005;
-    $15,000 in 2006.


After 2006, the annual dollar limits will be subject to indexing.

RESTRICTIONS ON DISTRIBUTIONS

Under a 457(b) plan of a non-governmental tax exempt employer, amounts may not be made available to you earlier than (1) the calendar year you attain age
70 1/2, (2) when you experience a severance from employment with your employer, or (3) when you are faced with an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

457(f) PLAN. A 457(f) plan is not subject to restrictions on contribution amounts, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

NON-SECTION 457 DEFERRED COMPENSATION PLANS. Non-section 457 deferred compensation Plans are not subject to restrictions on contribution amounts. In order to avoid constructive receipt of contributions and earnings, these plans typically have distribution restrictions similar to those of non-governmental tax-exempt employer-sponsored 457(b) plans.

415(m) ARRANGEMENTS

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans described above, except that the limits described in "Contribution and Distribution Limits" do not apply. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.

BONA FIDE SEVERANCE PAY PLANS

If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

V. TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
                          151 Farmington Avenue
                          Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-    standardized average annual total returns; and
-    non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC , serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:


Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Financial Advisers, LLC
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Furman Selz Financial Service LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 6% of the first year of payments to an account. Renewal commissions on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in the funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION


We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve the separate account as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;
(b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or
(c) during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INTENT TO CONFIRM QUARTERLY

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.


TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview - Questions."

                                   APPENDIX I
                         GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

IN GENERAL. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:
- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.
- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:
- Market Value Adjustment (MVA) - as described in this appendix and in the GAA prospectus;
-    Tax Penalties and/or Tax withholding - see "Taxation";
-    Early Withdrawal Charge - see "Fees"; or
-    Maintenance Fee - see "Fees."

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.
- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
-    Short-term - three years or less; and
-    Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:
-    Transfer dollars to a new guaranteed term;
-    Transfer dollars to other available investment options; or
-    Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

                                   APPENDIX II
                                  FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:
(a) the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and
(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees - Early Withdrawal Charge."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying our Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUEST FOR PARTIAL WITHDRAWAL. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at our Home Office. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:
- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or
- Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

REQUEST FOR FULL WITHDRAWAL. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

- One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months
-    One-fourth of the remaining Fixed Plus Account value 12 months later
-    One-third of the remaining Fixed Plus Account value 12 months later
-    One-half of the remaining Fixed Plus Account value 12 months later, and
-    The balance of the Fixed Plus Account value 12 months later

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:
- Your death before income phase payments have begun (request must be received within 6 months after date of death); or
- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or
- Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Home Office. The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

SYSTEMATIC WITHDRAWAL OPTION (SWO). If available under your contract, SWO described in "Systematic Distribution Options," may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

                                   APPENDIX IV
                                FUND DESCRIPTIONS

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW
- QUESTIONS," BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.



                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -                   A I M Advisors, Inc.           Seeks growth of capital. Seeks to meet its
   AIM V.I. CAPITAL APPRECIATION FUND                                           objective by investing principally in common stocks
(SERIES I SHARES)                                                               of companies the portfolio managers believe are
                                                                                likely to benefit from new or innovative products,
                                                                                services or processes as well as those that have
                                                                                experienced above-average, long-term growth in
                                                                                earnings and have excellent prospects for future
                                                                                growth.

AIM VARIABLE INSURANCE FUNDS -                   A I M Advisors, Inc.           Seeks growth of capital. Seeks to meet its
   AIM V.I. CORE EQUITY FUND                                                    objective by investing, normally, at least 80% of
(SERIES I SHARES)                                                               net assets in equity securities, including
                                                                                convertible securities, of established companies
                                                                                that have long-term above-average growth in
                                                                                earnings, and growth companies that the portfolio
                                                                                managers believe have the potential for
                                                                                above-average growth in earnings.

AIM VARIABLE INSURANCE FUNDS -                   A I M Advisors, Inc.           Seeks growth of capital. Seeks to meet its
   AIM V.I. GROWTH FUND                                                         investment objective by investing principally in
(SERIES I SHARES)                                                               seasoned and better capitalized companies
                                                                                considered to have strong earnings momentum.

AIM VARIABLE INSURANCE FUNDS -                   A I M Advisors, Inc.           Seeks to achieve long-term growth of capital with a
   AIM V.I. PREMIER EQUITY FUND                                                 secondary objective of income. Seeks to meet its
(SERIES I SHARES)                                                               objectives by investing, normally, at least 80% of
                                                                                net assets in equity securities, including
                                                                                convertible securities.

CALVERT VARIABLE SERIES, INC. -                  Calvert Asset Management       Seeks to achieve a competitive total return through
   CALVERT SOCIAL BALANCED PORTFOLIO             Company, Inc.                  an actively managed NONDIVERSIFIED portfolio of
                                                                                stocks, bonds and money market instruments which
                                                 Subadviser: Brown Capital      offer income and capital growth opportunity and
                                                 Management, Inc. and SsgA      which satisfy the investment and social criteria
                                                 Funds Management, Inc.         for the Portfolio. Typically invests about 60% of
                                                                                its assets in stocks and 40% in bonds or other
                                                                                fixed-income investments. Stock investments are
                                                                                primarily common stock in large-cap companies,
                                                                                while the fixed-income investments are primarily a
                                                                                wide variety of investment grade bonds.

                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE                   Fidelity Management &          Seeks long-term capital appreciation. Normally
   PRODUCTS - FIDELITY(R) VIP                    Research Company               invests primarily in common stocks of companies
   CONTRAFUND(R) PORTFOLIO                                                      whose value the Portfolio's investment adviser
(INITIAL CLASS)                                  Subadvisers: Fidelity          believes is not fully recognized by the public.
                                                 Management & Research
                                                 (U.K.) Inc.; Fidelity
                                                 Management & Research (Far
                                                 East) Inc.; Fidelity
                                                 Investments Japan Limited;
                                                 FMR Co., Inc.

FIDELITY(R) VARIABLE INSURANCE                   Fidelity Management &          Seeks reasonable income. Also considers the
   PRODUCTS -FIDELITY(R) VIP EQUITY-             Research Company               potential for capital appreciation. Seeks to
   INCOME PORTFOLIO                                                             achieve a yield which exceeds the composite yield
(INITIAL CLASS)                                  Subadviser: FMR Co., Inc.      on the securities comprising the Standard & Poor's
                                                                                500(SM) Index. Normally invests at least 80% of
                                                                                total assets in income-producing equity securities
                                                                                (which tends to lead to investments in large cap
                                                                                "value" stocks).

FIDELITY(R) VARIABLE INSURANCE                   Fidelity Management &          Seeks to achieve capital appreciation. Normally
   PRODUCTS - FIDELITY(R) VIP GROWTH             Research Company               invests primarily in common stocks of companies the
   PORTFOLIO                                                                    investment adviser believes have above-average
(INITIAL CLASS)                                  Subadviser: FMR Co., Inc.      growth potential (often called "growth" stocks).

FIDELITY(R) VARIABLE INSURANCE                   Fidelity Management &          Seeks long-term growth of capital. Normally invests
   PRODUCTS - FIDELITY(R) VIP                    Research Company               at least 80% of assets in non-U.S. securities,
   OVERSEAS PORTFOLIO                                                           primarily in common stocks.
(INITIAL CLASS)                                  Subadvisers: Fidelity
                                                 Management & Research
                                                 (U.K.) Inc.; Fidelity
                                                 Management & Research (Far
                                                 East) Inc.; Fidelity
                                                 International Investment
                                                 Advisors (U.K.) Limited;
                                                 Fidelity Investments Japan
                                                 Limited; FMR Co., Inc.

FRANKLIN TEMPLETON VARIABLE                      Franklin Advisory              A NONDIVERSIFIED fund that seeks long-term total
   INSURANCE PRODUCTS TRUST -                    Services, LLC                  return. Normally invest at least 80% of net assets
   FRANKLIN SMALL CAP VALUE                                                     in investments of small capitalization companies
   SECURITIES FUND                                                              that have market capitalization values not
(CLASS 2 SHARES)                                                                exceeding $2.5 billion, at the time of purchase.
                                                                                Invests in small companies that the fund's manager
                                                                                believes are undervalued.

ING PARTNERS, INC. - ING AELTUS                  ING Life Insurance and         Seeks to outperform the total return of the
   ENHANCED INDEX PORTFOLIO                      Annuity Company                Standard & Poor's Composite Index (S&P 500), while
   (FORMERLY ING DSI ENHANCED                                                   maintaining a market level of risk. Invests at
   INDEX PORTFOLIO)                              Subadviser: Aeltus             least 80% of assets in stocks included in the S&P
(SERVICE CLASS)                                  Investment Management,         500.
                                                 Inc.

ING PARTNERS, INC. - ING ALGER                   ING Life Insurance and         Seeks long-term capital appreciation. Invests
   AGGRESSIVE GROWTH PORTFOLIO                   Annuity Company                primarily (at least 65% of total assets) in the
(SERVICE CLASS)                                                                 equity securities of companies having a market
                                                 Subadviser: Fred Alger         capitalization within the range of companies in the
                                                 Management, Inc.               Russell MidCap Growth Index or the S&P Mid Cap 400
                                                                                Index.

ING PARTNERS, INC. - ING ALGER                   ING Life Insurance and         Seeks long-term capital appreciation. Invests
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
                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
   GROWTH PORTFOLIO                              Annuity Company                primarily (at least 65% of total assets) in the
(SERVICE CLASS)                                                                 equity securities of large companies having a
                                                 Subadviser: Fred Alger         market capitalization of $10 billion or greater.
                                                 Management, Inc.

ING PARTNERS, INC. - ING AMERICAN                ING Life Insurance and         Seeks long-term growth of capital; income is a
   CENTURY SMALL CAP VALUE                       Annuity Company                secondary objective. Invests primarily (at least
   PORTFOLIO (SERVICE CLASS)                                                    80% of net assets under normal circumstances) in
                                                 Subadviser: American           U.S. equity securities of small cap companies. The
                                                 Century Investment             Portfolio's subadviser considers small cap
                                                 Management, Inc.               companies to include those with a market
                                                                                capitalization no larger than that of the largest
                                                                                company in the S&P Small Cap 600 Index or the
                                                                                Russell 2000 Index.

ING PARTNERS, INC. - ING BARON                   ING Life Insurance and         Seeks capital appreciation. Invests primarily (at
   SMALL CAP GROWTH PORTFOLIO                    Annuity Company                least 80% of total assets under normal
SERVICE CLASS)                                                                  circumstances) in securities of smaller companies
                                                 Subadviser: BAMCO, Inc.        with market values under $2.5 billion as measured
                                                                                at the time of purchase.

ING PARTNERS, INC. - ING GOLDMAN                 ING Life Insurance and         Seeks long-term growth of capital. Invests, under
   SACHS(R) CAPITAL GROWTH                       Annuity Company                normal circumstances, at least 90% of total assets
   PORTFOLIO*                                                                   in equity investments.
(SERVICE CLASS)                                  Subadviser: Goldman Sachs
                                                 Asset Management, L.P.
* Goldman Sachs(R) is a registered service
   mark of Goldman, Sachs & Co., and it is
   used by agreement with Goldman, Sachs & Co.

ING PARTNERS, INC. - ING                         ING Life Insurance and         Seeks long-term growth of capital. Invests
   JPMORGAN FLEMING INTERNATIONAL                Annuity Company                primarily (at least 65% of total assets) in the
   PORTFOLIO                                                                    equity securities of foreign companies that the
(INITIAL CLASS)                                  Subadviser: J.P. Morgan        subadviser believes have high growth potential.
                                                 Fleming Asset Management       Will normally invest in a number of issuers in
                                                 (London) Ltd.                  several countries other than the U.S. and will
                                                                                invest in securities in both developed and
                                                                                developing markets.

ING PARTNERS, INC. - ING                         ING Life Insurance and         Seeks growth from capital appreciation. A
   JPMORGAN MID CAP VALUE                        Annuity Company                NONDIVERSIFIED Portfolio that invests primarily (at
   PORTFOLIO                                                                    least 80% of net assets under normal circumstances)
(SERVICE CLASS)                                  Subadviser: J.P. Morgan        in a broad portfolio of common stocks of companies
                                                 Investment Management Inc.     with market capitalizations of $1 billion to $20
                                                                                billion at the time of purchase that the subadviser
                                                                                believes to be undervalued.

ING INVESTORS TRUST - ING JULIUS                 Directed Services, Inc.        Seeks long-term growth of capital.  Under normal
    BAER FOREIGN PORTFOLIO)                                                     conditions, invests in a wide variety of
(SERVICE CLASS)                                  Subadviser: Julius Baer        international equity securities issued through the
                                                 Investment Management, Inc.    world, normally excluding the United States.
                                                                                Normally invests at least 80% of its assets in
                                                                                equity securities tied economically to countries
                                                                                outside the United States.

ING PARTNERS, INC. - ING MFS                     ING Life Insurance and         Seeks capital appreciation. Invests primarily (at
   CAPITAL OPPORTUNITIES PORTFOLIO               Annuity Company                least 65% of net assets) in common stocks and
(INITIAL CLASS)                                                                 related securities, such as preferred stocks,
                                                 Subadviser: Massachusetts      convertible securities and depositary receipts.
                                                 Financial Services Company

ING PARTNERS, INC. - ING MFS                     ING Life Insurance and         Seeks capital appreciation. Invests primarily (at
   GLOBAL GROWTH PORTFOLIO                       Annuity Company                least 65% of net assets under normal
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
                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
(SERVICE CLASS)                                                                 circumstances) in common stocks and related equity
                                                 Subadviser: Massachusetts      securities such as preferred stock, convertible
                                                 Financial Services Company     securities and depositary receipts. Invests in
                                                                                securities of companies worldwide growing at rates
                                                                                expected to be well above the growth rate of the
                                                                                overall U.S. economy.

ING INVESTORS TRUST - ING MFS                    Directed Services, Inc.        Seeks above-average income (compared to a portfolio
   TOTAL RETURN PORTFOLIO                                                       entirely invested in equity securities) consistent
(SERVICE CLASS)                                  Subadviser: Massachusetts      with the prudent employment of capital. Secondarily
                                                 Financial Services Company     seeks reasonable opportunity for growth of capital
                                                                                and income. Invests in a combination of equity and
                                                                                fixed income securities.

ING PARTNERS, INC. - ING OPCAP                   ING Life Insurance and         Seeks capital growth, and secondarily, investment
   BALANCED VALUE PORTFOLIO                      Annuity Company                income. Under normal market conditions, invests at
(SERVICE CLASS)                                                                 least 25% of total assets in equity securities,
                                                 Subadviser: OpCap Advisors     including common stocks and preferred stocks and
                                                 LLC                            expects to have between 50% to 75% of total assets
                                                                                invested in equities. Also invests at least 25% of
                                                                                total assets in fixed-income senior securities
                                                                                including bonds, debentures, notes, participation
                                                                                interests in loans, convertible securities and U.S.
                                                                                Government securities.

ING PARTNERS, INC. - ING PIMCO                   ING Life Insurance and         Seeks maximum total return, consistent with capital
   TOTAL RETURN PORTFOLIO                        Annuity Company                preservation and prudent investment management.
(SERVICE CLASS)                                                                 Invests under normal circumstances at least 65% of
                                                 Subadviser: Pacific            net assets plus borrowings for investment purposes
                                                 Investment Management          in a diversified portfolio of fixed income
                                                 Company LLC                    instruments of varying maturities. Invests
                                                                                primarily in investment grade debt securities, but
                                                                                may invest up to 10% of its assets in high yield
                                                                                securities ("junk bonds") rated B or higher by
                                                                                Moody's or S&P, or, if unrated, determined by the
                                                                                subadviser to be of comparable quality.

ING PARTNERS, INC. - ING SALOMON                 ING Life Insurance and         Seeks long-term growth of capital. Invests
   BROTHERS AGGRESSIVE GROWTH                    Annuity Company                primarily (at least 80% of net assets under normal
   PORTFOLIO                                                                    circumstances) in common stocks and related
(INITIAL CLASS)                                  Subadviser: Salomon            securities, such as preferred stock, convertible
                                                 Brothers Asset Management      securities and depositary receipts, of emerging
                                                 Inc                            growth companies.

ING PARTNERS, INC. - ING SALOMON                 ING Life Insurance and         Seeks capital appreciation. A NONDIVERSIFIED
   BROTHERS FUNDAMENTAL VALUE                    Annuity Company                Portfolio that invests primarily in common stocks
   PORTFOLIO                                                                    and common stock equivalents, such as preferred
(SERVICE CLASS)                                  Subadviser: Salomon            stocks and securities convertible in common stocks,
                                                 Brothers Asset Management      of companies the subadviser believes are
                                                 Inc                            undervalued in the marketplace. May invest in
                                                                                investment grade fixed-income securities and may
                                                                                invest up to 20% of net assets in non-convertible
                                                                                debt securities rated below investment grade or, if
                                                                                unrated, are of equivalent quality as determined by
                                                                                the subadviser. May also invest up to 20% of assets
                                                                                in securities of foreign issuers.

ING PARTNERS, INC. - ING SALOMON                 ING Life Insurance and         Seeks long-term growth of capital, and secondarily,
   BROTHERS INVESTORS VALUE PORTFOLIO            Annuity Company                current income. Invests primarily
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
                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
(SERVICE CLASS)                                                                 in common stocks of established U.S. companies. To a
                                                 Subadviser: Salomon            lesser degree, invests in income producing
                                                 Brothers Asset Management      securities such as debt securities. May also invest
                                                 Inc                            in other equity securities, including up to 20% of
                                                                                its assets in securities of foreign issuers.

ING INVESTORS TRUST - ING STOCK                  Directed Services, Inc.        Seeks total return.  Normally invests at least 80%
   INDEX PORTFOLIO                                                              of its assets in equity securities of companies
(INSTITUTIONAL SHARES)                           Subviser: Aeltus               included in the S&P's 500 Composite Stock Price
                                                 Investment Management,         Index (the "S&P Index") or equity securities of
                                                 Inc. (ING Aeltus)              companies that are representative of the S&P Index
                                                                                (including derivatives).

ING INVESTORS TRUST - ING T. ROWE                Directed Services, Inc.        Seeks substantial dividend income as well as
   PRICE EQUITY INCOME PORTFOLIO                                                long-term growth of capital. Normally invests at
(SERVICE SHARES)                                 Subadviser: T. Rowe Price      least 80% of its assets in common stocks, with 65%
                                                 Associates, Inc.               in the common stocks of well-established companies
                                                                                paying above-average dividends.  May also invest in
                                                                                convertible securities, warrants and preferred
                                                                                stocks, foreign securities, debt securities
                                                                                including high-yield debt securities and future and
                                                                                options.

ING PARTNERS, INC. - ING T. ROWE                 ING Life Insurance and         Seeks long-term capital growth, and secondarily,
   PRICE GROWTH EQUITY PORTFOLIO                 Annuity Company                increasing dividend income. Invests primarily (at
(SERVICE CLASS)                                                                 least 80% of net assets under normal circumstances)
                                                 Subadviser: T. Rowe Price      in common stocks. Concentrates its investments in
                                                 Associates, Inc.               growth companies. Investments in foreign securities
                                                                                are limited to 30% of total assets.
ING PARTNERS, INC. - ING UBS U.S.                ING Life Insurance and         Seeks total return, consisting of long-term capital
   ALLOCATION PORTFOLIO (FORMERLY                Annuity Company                appreciation and current income. Invests, under
   ING UBS TACTICAL ASSET                                                       normal circumstances, at least 80% of net assets
   ALLOCATION PORTFOLIO)                         Subadviser: UBS Global         (plus borrowings for investment purposes, if any)
(SERVICE CLASS)                                  Asset Management (US) Inc.     in U.S. securities. Allocates assets among the
                                                                                major domestic asset classes (U.S. fixed income and
                                                                                U.S. equities) based upon the subadviser's
                                                                                assessment of prevailing market conditions in the
                                                                                U.S. and abroad.

ING PARTNERS, INC. - ING UBS U.S.                ING Life Insurance and         Seeks long-term growth of capital and future
   LARGE CAP EQUITY PORTFOLIO                    Annuity Company                income. Under normal circumstances, invests at
   (FORMERLY ING MFS RESEARCH                                                   least 80% of net assets (plus borrowings for
   EQUITY PORTFOLIO)                             Subadviser: UBS Global         investment purposes, if any) in U.S. equity
(INITIAL CLASS)                                  Asset Management               securities. Investments in equity securities may
                                                 (Americas) Inc.                include dividend-paying securities, common stock
                                                                                and preferred stock.

ING PARTNERS, INC. - ING VAN                     ING Life Insurance and         Seeks capital growth and income. Invests in a
   KAMPEN COMSTOCK PORTFOLIO                     Annuity Company                portfolio of equity securities, including common
(SERVICE CLASS)                                                                 stocks, preferred stocks and securities convertible
                                                 Subadviser: Van Kampen         into common and preferred stocks.

ING VP BALANCED PORTFOLIO, INC.                  ING Investments, LLC           Seeks to maximize investment return, consistent
(CLASS I SHARES)                                                                with reasonable safety of principal, by investing
                                                 Subadviser: Aeltus             in a diversified portfolio of one or more of the
                                                 Investment Management, Inc.    following asset classes: stocks, bonds and cash
                                                                                equivalents, based on the judgment of the
                                                                                Portfolio's management, of
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
                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                which of those sectors or mix thereof offers the
                                                                                best investment prospects. Typically maintains
                                                                                approximately 60% of total assets in equities and
                                                                                approximately 40% of total assets in debt (including
                                                                                money market instruments). The Portfolio may invest
                                                                                up to 15% of total assets in high-yield instruments.

ING VP BOND PORTFOLIO                            ING Investments, LLC           Seeks to maximize total return as is consistent
(CLASS I SHARES)                                                                with reasonable risk, through investment in a
                                                 Subadviser: Aeltus             diversified portfolio consisting of
                                                 Investment Management, Inc.    investment-grade corporate bonds, and debt
                                                                                securities issued or guaranteed by the U.S.
                                                                                Government, its agencies or instrumentalities.
                                                                                Under normal market conditions, invests at least
                                                                                80% of assets in high-grade corporate bonds,
                                                                                mortgage-related and other asset-backed securities,
                                                                                and securities issued or guaranteed by the U.S.
                                                                                Government, its agencies or instrumentalities. May
                                                                                also invest up to 15% of total assets in high-yield
                                                                                instruments and up to 25% of total assets in
                                                                                foreign debt securities.

ING VARIABLE PRODUCTS TRUST - ING                ING Investments, LLC           Seeks long-term capital appreciation. Invests,
   VP FINANCIAL SERVICES PORTFOLIO                                              under normal market conditions, at least 80% of
(CLASS I SHARES)                                 Subadviser: Aeltus             assets in equity securities and equity equivalent
                                                 Investment Management, Inc.    securities of companies principally engaged in the
                                                                                financial services industry. As a general matter,
                                                                                the Portfolio expects these investments to be in
                                                                                common stocks of large-, mid- and small-sized
                                                                                companies. May invest remaining 20% of assets in
                                                                                equity or debt securities of financial services
                                                                                companies or companies that are not financial
                                                                                services companies, and in money market instruments.

ING VARIABLE PORTFOLIOS, INC. - ING              ING Investments, LLC           Seeks long-term capital appreciation. Normally
   VP GLOBAL SCIENCE AND                                                        invests at least 80% of net assets in equity
   TECHNOLOGY PORTFOLIO (FORMERLY                Subadviser: BlackRock          securities issued by science and technology
   ING VP TECHNOLOGY PORTFOLIO)                  Advisors, Inc.                 companies in all market capitalization ranges. Will
(CLASS I SHARES)                                                                invest primarily in equity securities of U.S. and
                                                                                non-U.S. companies selected for their rapid and
                                                                                sustainable growth potential from the development,
                                                                                advancement and use of science and/or technology.
                                                                                May invest up to 25% of its net assets in stocks of
                                                                                issuers in emerging market countries.

ING VARIABLE FUNDS - ING VP                      ING Investments, LLC           Seeks to maximize total return through investments
   GROWTH AND INCOME PORTFOLIO                                                  in a diversified portfolio of common stocks and
(CLASS I SHARES)                                 Subadviser: Aeltus             securities convertible into common stock. Under
                                                 Investment Management, Inc.    normal market conditions, invests at least 65% of
                                                                                total assets in common stocks that the subadviser
                                                                                believes have significant potential for capital
                                                                                appreciation or income growth or both.

ING VARIABLE PORTFOLIOS, INC. - ING              ING Investments, LLC           Seeks growth of capital through investment in a
   VP GROWTH PORTFOLIO                                                          diversified portfolio consisting primarily of common
(CLASS I SHARES)                                 Subadviser: Aeltus             stocks and securities convertible into common stocks
                                                 Investment Management, Inc.    believed to offer growth potential. Under normal
                                                                                market conditions, invests at least 65% of total
                                                                                assets in common stocks and securities convertible
                                                                                into common
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
                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                stock.

ING VARIABLE PORTFOLIOS, INC. - ING              ING Investments, LLC           Seeks to outperform the total return performance of
   VP INDEX PLUS LARGECAP PORTFOLIO                                             the Standard & Poor's 500 Composite Stock Price
(CLASS I SHARES)                                 Subadviser: Aeltus             Index (S&P 500 Index), while maintaining a market
                                                 Investment Management, Inc.    level of risk. Invests at least 80% of assets in
                                                                                stocks included in the S&P 500 Index. The
                                                                                subadviser's objective is to overweight those
                                                                                stocks in the S&P 500 Index that it believes will
                                                                                outperform the index and underweight or avoid those
                                                                                stocks that it believes will underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING              ING Investments, LLC           Seeks to outperform the total return performance of
   VP INDEX PLUS MIDCAP PORTFOLIO                                               the Standard & Poor's MidCap 400 Index (S&P MidCap
(CLASS I SHARES)                                 Subadviser: Aeltus             400 Index), while maintaining a market level of
                                                 Investment Management, Inc.    risk. Invests at least 80% of assets in stocks
                                                                                included in the S&P MidCap 400 Index. The
                                                                                subadviser's objective is to overweight those
                                                                                stocks in the S&P MidCap 400 Index that it believes
                                                                                will outperform the index and underweight or avoid
                                                                                those stocks that it believes will underperform the
                                                                                index.

ING VARIABLE PORTFOLIOS, INC. - ING              ING Investments, LLC           Seeks to outperform the total return performance of
   VP INDEX PLUS SMALLCAP PORTFOLIO                                             the Standard and Poor's SmallCap 600 Index (S&P 600
(CLASS I SHARES)                                 Subadviser: Aeltus             Index), while maintaining a market level of risk.
                                                 Investment Management, Inc.    Invests at least 80% of assets in stocks included
                                                                                in the S&P 600 Index. The subadviser's objective is
                                                                                to overweight those stocks in the S&P 600 Index
                                                                                that it believes will outperform the index and
                                                                                underweight or avoid those stocks that it believes
                                                                                will underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING              ING Investments, LLC           Seeks long-term capital growth primarily through
   VP INTERNATIONAL EQUITY PORTFOLIO                                            investment in a diversified portfolio of common
(CLASS I SHARES)                                 Subadviser: Aeltus             stocks principally traded in countries outside of
                                                 Investment Management, Inc.    the United States. The Portfolio will not target
                                                                                any given level of current income. Under normal
                                                                                market conditions, invests at least 80% of assets
                                                                                in equity securities. At least 65% of assets will
                                                                                normally be invested in securities principally
                                                                                traded in three or more countries outside of the
                                                                                U.S. These securities may include common stocks as
                                                                                well as securities convertible into common stock.

ING VARIABLE PRODUCTS TRUST - ING                ING Investments, LLC           Seeks long-term capital appreciation. Invests
   VP INTERNATIONAL VALUE PORTFOLIO                                             primarily in foreign companies with market
(CLASS I SHARES)                                 Subadviser: Aeltus             capitalizations greater than $1 billion, but may
                                                 Investment Management, Inc.    hold up to 25% of assets in companies with smaller
                                                                                market capitalizations. Under normal circumstances,
                                                                                will invest at least 65% of total assets in
                                                                                securities of companies located in at least three
                                                                                countries other than the U.S., which may include
                                                                                emerging market countries.

ING VARIABLE PRODUCTS TRUST - ING                ING Investments, LLC           Seeks growth of capital, with dividend income as a
   VP MAGNACAP PORTFOLIO                                                        secondary consideration. Will normally invest at
(CLASS I SHARES)                                 Subadviser: Aeltus             least 80% of assets in common stock of large
                                                 Investment                     companies. For this Portfolio, large
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
                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                 Management, Inc.               companies are those included in the 500 largest U.S.
                                                                                companies, as measured by total revenues, net
                                                                                assets, cash flow or earnings, or the 1,000 largest
                                                                                companies as measured by equity market
                                                                                capitalization.

ING VARIABLE PRODUCTS TRUST - ING                ING Investments, LLC           Seeks long-term capital appreciation. Normally
   VP MIDCAP OPPORTUNITIES PORTFOLIO                                            invests at least 80% of assets in the common stocks
(CLASS I SHARES)                                 Subadviser: Aeltus             of mid-sized U.S. companies that the subadviser
                                                 Investment Management, Inc.    believes have above average prospects for growth.
                                                                                For this Portfolio, mid-size companies are those
                                                                                with market capitalizations that fall within the
                                                                                range of companies in the Russell MidCap Growth
                                                                                Index.

ING VP MONEY MARKET PORTFOLIO                    ING Investments, LLC           Seeks to provide high current return, consistent
(CLASS I SHARES)                                                                with preservation of capital and liquidity, through
                                                 Subadviser: Aeltus             investment in high-quality money market
                                                 Investment Management, Inc.    instruments. Invests in a diversified portfolio of
                                                                                high-quality fixed income securities denominated in
                                                                                U.S. dollars, with short remaining maturities.
                                                                                THERE IS NO GUARANTEE THAT THE ING VP MONEY MARKET
                                                                                SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

ING VP NATURAL RESOURCES TRUST                   ING Investments, LLC           A NONDIVERSIFIED Portfolio that seeks long-term
                                                                                growth of capital primarily through investment in
                                                 Subadviser: Aeltus             common stocks of companies that own or develop
                                                 Investment Management, Inc.    natural resources and other basic commodities, or
                                                                                supply goods and services to such companies.
                                                                                Capital appreciation will be the primary
                                                                                determinant of total return and income is a
                                                                                secondary consideration. Normally invests at least
                                                                                80% of assets in companies with substantial natural
                                                                                resource assets or companies that supply goods and
                                                                                services to such companies.

ING VARIABLE PRODUCTS TRUST - ING                ING Investments, LLC           Seeks total return. Under normal market conditions,
   VP REAL ESTATE PORTFOLIO                                                     invests at least 80% of assets in common and
(CLASS I SHARES)                                 Subadviser: ING Clarion        preferred stocks of U.S. real estate investment
                                                 Real Estate Securities.        trusts (REITs) and real estate companies. For this
                                                                                Portfolio, real estate companies consist of
                                                                                companies that are principally engaged in the real
                                                                                estate industry. May invest in companies with any
                                                                                market capitalization; however, the subadviser will
                                                                                generally not invest in companies with market
                                                                                capitalization of less than $100 million at the
                                                                                time of purchase.

ING VARIABLE PORTFOLIOS, INC. - ING              ING Investments, LLC           Seeks growth of capital primarily through
   VP SMALL COMPANY PORTFOLIO                                                   investment in a diversified portfolio of common
(CLASS I SHARES)                                 Subadviser: Aeltus             stocks and securities convertible into common
                                                 Investment Management, Inc.    stocks of companies with smaller market
                                                                                capitalizations. Under normal market conditions,
                                                                                invests at least 80% of net assets in common stocks
                                                                                and securities convertible into common stock of
                                                                                small-capitalization companies.

ING VARIABLE PRODUCTS TRUST - ING                ING Investments, LLC           Seeks long-term capital appreciation. Normally
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
                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
   VP SMALLCAP OPPORTUNITIES PORTFOLIO                                          invests at least 80% of assets in the common stock
(CLASS I SHARES)                                 Subadviser: Aeltus             of smaller, lesser-known U.S. companies that the
                                                 Investment Management, Inc.    subadviser believes have above average prospects
                                                                                for growth. For this Portfolio, smaller companies
                                                                                are those with market capitalizations that fall
                                                                                within the range of companies in the Russell 2000
                                                                                Growth Index.

ING STRATEGIC ALLOCATION PORTFOLIOS,             ING Investments, LLC           Seeks to provide total return (i.e., income and
   INC. - ING VP STRATEGIC                                                      capital appreciation, both realized and
   ALLOCATION BALANCED PORTFOLIO                 Subadviser: Aeltus             unrealized). Managed for investors seeking a
(CLASS I SHARES)                                 Investment Management, Inc.    balance between income and capital appreciation who
                                                                                generally have an investment horizon exceeding ten
                                                                                years and a moderate level of risk tolerance. Under
                                                                                normal market conditions, allocates assets among
                                                                                several classes of equities, fixed-income
                                                                                securities (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is 60%
                                                                                equities, 35% fixed income and 5% money market
                                                                                instruments under neutral market conditions.

ING STRATEGIC ALLOCATION PORTFOLIOS,             ING Investments, LLC           Seeks to provide capital appreciation. Managed for
   INC. -  ING VP STRATEGIC                                                     investors seeking capital appreciation who
   ALLOCATION GROWTH PORTFOLIO                   Subadviser: Aeltus             generally have an investment horizon exceeding 15
(CLASS I SHARES)                                 Investment Management, Inc.    years and a high level of risk tolerance. Under
                                                                                normal market conditions, allocates assets among
                                                                                several classes of equities, fixed-income
                                                                                securities (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is 80%
                                                                                equities and 20% fixed income under neutral market
                                                                                conditions.

ING STRATEGIC ALLOCATION PORTFOLIOS,             ING Investments, LLC           Seeks to provide total return consistent with
   INC. - ING VP STRATEGIC                                                      preservation of capital. Managed for investors
   ALLOCATION INCOME PORTFOLIO                   Subadviser: Aeltus             primarily seeking total return consistent with
(CLASS I SHARES)                                 Investment Management, Inc.    capital preservation who generally have an
                                                                                investment horizon exceeding five years and a low
                                                                                level of risk tolerance. Under normal market
                                                                                conditions, allocates assets among several classes
                                                                                of equities, fixed-income securities (including up
                                                                                to 15% of total assets in high-yield instruments)
                                                                                and money market instruments. The benchmark
                                                                                portfolio is 35% equities, 55% fixed income and 10%
                                                                                money market instruments under neutral market
                                                                                conditions.

ING VARIABLE PORTFOLIOS, INC. - ING              ING Investments, LLC           Seeks growth of capital primarily through
   VP VALUE OPPORTUNITY PORTFOLIO                                               investment in a diversified portfolio of common
(CLASS I SHARES)                                 Subadviser: Aeltus             stocks and securities convertible into common
                                                 Investment Management, Inc.    stock. Under normal market conditions, invests at
                                                                                least 65% of total assets in common stocks and
                                                                                securities convertible into common stock.

JANUS ASPEN SERIES - BALANCED                    Janus Capital                  Seeks long-term capital growth, consistent with
   PORTFOLIO                                                                    preservation of capital and balanced by current
(INSTITUTIONAL SHARES)                                                          income. Normally invests 40-60% of its assets in
                                                                                securities selected primarily for their growth

                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                potential and 40-60% of its assets in securities
                                                                                selected primarily for their income potential. Will
                                                                                normally invest at least 25% of its assets in
                                                                                fixed-income securities.

JANUS ASPEN SERIES - FLEXIBLE                    Janus Capital                  Seeks to obtain maximum total return, consistent
   INCOME PORTFOLIO                                                             with the preservation of capital. Invests primarily
(INSTITUTIONAL SHARES)                                                          in a wide variety of income-producing securities
                                                                                such as corporate bonds and notes, government
                                                                                securities, including agency securities, and
                                                                                preferred stock. Will invest at least 80% of its
                                                                                assets in income-producing securities. Will invest
                                                                                at least 65% of its assets in investment grade debt
                                                                                securities and will maintain an average-weighted
                                                                                effective maturity of five to ten years. Will limit
                                                                                its investment in high-yield/high-risk bonds to
                                                                                less than 35% of its net assets.

JANUS ASPEN SERIES - GROWTH                      Janus Capital                  Seeks long-term growth of capital in a manner
   PORTFOLIO                                                                    consistent with the preservation of capital.
(INSTITUTIONAL SHARES)                                                          Invests primarily in common stocks selected for
                                                                                their growth potential. Although it can invest in
                                                                                companies of any size, it generally invests in
                                                                                larger, more established companies.

JANUS ASPEN SERIES - MID CAP                     Janus Capital                  Seeks long-term growth of capital. Invests, under
   GROWTH PORTFOLIO                                                             normal circumstances, at least 80% of its net
(INSTITUTIONAL SHARES)                                                          assets in equity securities of mid-sized companies
                                                                                whose market capitalization falls, at the time of
                                                                                purchase, in the 12-month average of the
                                                                                capitalization ranges of the Russell MidCap Growth
                                                                                Index.

JANUS ASPEN SERIES - WORLDWIDE                   Janus Capital                  Seeks long-term growth of capital in a manner
   GROWTH PORTFOLIO                                                             consistent with the preservation of capital.
(INSTITUTIONAL SHARES)                                                          Invests primarily in common stocks of companies of
                                                                                any size located throughout the world. Normally
                                                                                invests in issuers from at least five different
                                                                                countries, including the United States. May at
                                                                                times invest in fewer than five countries or even
                                                                                in a single country.

LORD ABBETT SERIES FUND, INC. -                  Lord, Abbett & Co. LLC         Seeks long-term growth of capital and income
   GROWTH AND INCOME PORTFOLIO                                                  without excessive fluctuations in market value.
(CLASS VC SHARES)                                                               Primarily purchases equity securities of large,
                                                                                seasoned, U.S. and multinational companies which
                                                                                Lord Abbett believes are undervalued. Under normal
                                                                                circumstances, will invest at least 80% of net
                                                                                assets in equity securities of large companies with
                                                                                market capitalizations of at least $5 billion at
                                                                                the time of purchase. This market capitalization
                                                                                may vary in response to changes in the markets.
                                                                                Equity securities may include common stocks,
                                                                                convertible bonds, convertible preferred stocks and
                                                                                warrants and similar instruments.

LORD ABBETT SERIES FUND, INC. -                  Lord, Abbett & Co. LLC         Seeks capital appreciation through investments,
   MID-CAP VALUE PORTFOLIO                                                      primarily in equity securities, which are believed
(CLASS VC SHARES)                                                               to be undervalued in the marketplace. Normally
                                                                                invests at least 80% of net assets, plus the amount
                                                                                of any borrowings for investment purposes, in
                                                                                equity securities of

                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                mid-sized companies, those with market
                                                                                capitalizations of roughly $500 million to $10
                                                                                billion, at the time of purchase. This market
                                                                                capitalization range may vary in response to changes
                                                                                in the markets.

OPPENHEIMER VARIABLE ACCOUNT                     OppenheimerFunds, Inc.         Seeks long-term capital appreciation by investing a
   FUNDS - OPPENHEIMER GLOBAL                                                   substantial portion of assets in securities of
   SECURITIES FUND/VA                                                           foreign issuers, "growth-type" companies, cyclical
                                                                                industries and special situations that are
                                                                                considered to have appreciation possibilities.
                                                                                Invests mainly in common stocks and can also buy
                                                                                other equity securities, including preferred stocks
                                                                                and convertible securities in the U.S. and foreign
                                                                                countries.

OPPENHEIMER VARIABLE ACCOUNT                     OppenheimerFunds, Inc.         Seeks a high level of current income principally
   FUNDS - OPPENHEIMER STRATEGIC                                                derived from interest on debt securities. Invests
   BOND FUND/VA                                                                 mainly in debt securities of issuers in three
                                                                                market sectors: foreign governments and companies,
                                                                                U.S. Government securities, and lower-grade
                                                                                high-yield securities of U.S. and foreign companies.

PIMCO VIT - REAL RETURN PORTFOLIO                Pacific Investment             Seeks maximum real return, consistent with
   (ADMINISTRATIVE CLASS)                        Management Company LLC         preservation of real capital and prudent investment
                                                 (PIMCO)                        management.  Invests primarily in investment grade
                                                                                securities, but may invest up to 10% of its assets
                                                                                in high yield securities ("junk bonds")  rated B or
                                                                                higher by Moody's or S&P, or, if unrated,
                                                                                determined by PIMCO to be of comparable quality.

PIONEER VARIABLE CONTRACTS TRUST -               Pioneer Investment             Seeks current income and long-term growth of
   PIONEER EQUITY INCOME VCT                     Management, Inc.               capital from a portfolio consisting primarily of
   PORTFOLIO                                                                    income producing equity securities of U.S.
(CLASS I SHARES)                                                                corporations. Normally, the portfolio invests at
                                                                                least 80% of its total assets in income producing
                                                                                equity securities of U.S. issuers. The income
                                                                                producing equity securities in which the portfolio
                                                                                may invest include common stocks, preferred stocks
                                                                                and interests in real estate investment trusts
                                                                                (REITs). The remainder of the portfolio may be
                                                                                invested in debt securities, most of which are
                                                                                expected to be convertible into common stocks.

PIONEER VARIABLE CONTRACTS TRUST -               Pioneer Investment             Seeks reasonable income and capital growth. Invests
   PIONEER FUND VCT PORTFOLIO                    Management, Inc.               in a broad list of carefully selected, reasonably
(CLASS I SHARES)                                                                priced securities rather than in securities whose
                                                                                prices reflect a premium resulting from their
                                                                                current market popularity. The portfolio invests
                                                                                the major portion of its assets in equity
                                                                                securities, primarily of U.S. issuers. For purposes
                                                                                of the portfolio's investment policies, equity
                                                                                securities include common stocks, convertible debt
                                                                                and other equity instruments, such as depositary
                                                                                receipts, warrants, rights, interests in real
                                                                                estate investment trusts (REITs) and preferred
                                                                                stocks.

PIONEER VARIABLE CONTRACTS TRUST -               Pioneer Investment             Seeks to maximize total return through a
   PIONEER HIGH YIELD VCT PORTFOLIO              Management, Inc.               combination of income and capital

                                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE(S)/SUMMARY OF
FUND NAME                                        SUBADVISER                     PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
(CLASS I SHARES)                                                                appreciation. Normally, the portfolio invests at
                                                                                least 80% of its total assets in below investment
                                                                                grade (high yield) debt securities and preferred
                                                                                stocks.

PIONEER VARIABLE CONTRACTS TRUST -               Pioneer Investment             Seeks capital appreciation by investing in a
   PIONEER MID CAP VALUE VCT                     Management, Inc.               diversified portfolio of securities consisting
   PORTFOLIO                                                                    primarily of common stocks.  Normally, invests at
(CLASS I SHARES)                                                                least 80% of total assets in equity securities of
                                                                                mid-size companies, that is, companies with market
                                                                                values within the range of market values of
                                                                                companies included in the Russell Midcap(R) Value
                                                                                Index.

WANGER ADVISORS TRUST - WANGER                   Columbia Wanger Asset          A NONDIVERSIFIED fund that seeks long-term growth
   SELECT                                        Management, L.P.               of capital. Invests primarily in the stocks of
                                                                                medium- to larger-size U.S. companies. Invests in a
                                                                                limited number of companies (between 20-25) with
                                                                                market capitalizations under $15 billion, offering
                                                                                the potential to provide above-average growth over
                                                                                time.

WANGER ADVISORS TRUST - WANGER                   Columbia Wanger Asset          Seeks long-term growth of capital. Under normal
   U.S. SMALLER COMPANIES                        Management, L.P.               circumstances, invests at least 80% of net assets
                                                                                (plus any borrowings for investment purposes), at
                                                                                market value at the time of investment, in
                                                                                securities of domestic companies with total stock
                                                                                market capitalizations of $5 billion or less.

                                   APPENDIX V
                         CONDENSED FINANCIAL INFORMATION

                                TABLE OF CONTENTS


Table I-For Contracts With Total Separate Account Charges of 0.75%                 62
Table II-For Contracts With Total Separate Account Charges of 0.80%                71
Table III-For Contracts With Total Separate Account Charges of 1.25%               78
Table IV-For Contracts With Total Separate Account Charges of 1.50%
Including A 0.25% Administrative Expense Charge Beginning April 7, 1997            88
Table V-For Contracts Containing Limits on Fees                                    95
Table VI-For Contracts With Total Separate Account Charges of 0.95%                99

                         CONDENSED FINANCIAL INFORMATION

EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2003, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF VARIABLE ANNUITY ACCOUNT B AVAILABLE UNDER THE CONTRACTS FOR THE INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE VALUE AT FIRST DATE OF INVESTMENT. FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT END OF PERIOD" SHOWN IS THE VALUE AT THE LAST DATE OF INVESTMENT.

                                     TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   ----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $      6.98   $     9.292   $    12.204   $    13.801
Value at end of period                                                        $      8.97   $      6.98   $     9.292   $    12.204
Number of accumulation units outstanding at end of period                          63,788       117,785       119,757       134,675
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $      6.40   $     7.636   $     9.970   $    11.756
Value at end of period                                                        $      7.90   $      6.40   $     7.636   $     9.970
Number of accumulation units outstanding at end of period                         108,041       100,703       108,312       148,348
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $      4.30   $     6.272   $     9.558   $    12.111
Value at end of period                                                        $      5.60   $      4.30   $     6.272   $     9.558
Number of accumulation units outstanding at end of period                          81,577       108,862       144,931       167,340
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $      5.88   $     8.488   $     9.781   $    11.546
Value at end of period                                                        $      7.29   $      5.88   $     8.488   $     9.781
Number of accumulation units outstanding at end of period                          74,738        97,537       200,922       129,960
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                                  $     17.86   $    20.484   $    22.178   $    23.066
Value at end of period                                                        $     21.15   $     17.86   $    20.484   $    22.178
Number of accumulation units outstanding at end of period                          14,750        15,358        15,423        32,222

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $     9.979
Value at end of period                                                        $    13.801
Number of accumulation units outstanding at end of period                          11,915
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period                                                  $    10.215
Value at end of period                                                        $    11.756
Number of accumulation units outstanding at end of period                          36,163
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 1999)
Value at beginning of period                                                  $     9.722
Value at end of period                                                        $    12.111
Number of accumulation units outstanding at end of period                          47,999
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $     9.764
Value at end of period                                                        $    11.546
Number of accumulation units outstanding at end of period                          83,637
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                                  $    20.708   $    17.944   $    15.056
Value at end of period                                                        $    23.066   $    20.708   $    17.944
Number of accumulation units outstanding at end of period                          37,046        35,544        31,512

                                                                                  1996          1995          1994
                                                                              -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                                  $    13.480   $    10.518   $    11.010
Value at end of period                                                        $    15.056   $    13.480   $    10.518
Number of accumulation units outstanding at end of period                          33,352        25,730           752

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   ----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $     17.93   $    19.928   $    22.881   $    24.687
Value at end of period                                                        $     22.86   $     17.93   $    19.928   $    22.881
Number of accumulation units outstanding at end of period                         740,795       690,401       719,837       642,878
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $     15.59   $    18.908   $    20.045   $    18.627
Value at end of period                                                        $     20.16   $     15.59   $    18.908   $    20.045
Number of accumulation units outstanding at end of period                         810,958       686,999       619,584       417,042
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $     13.28   $    19.140   $    23.418   $    26.504
Value at end of period                                                        $     17.51   $     13.28   $    19.140   $    23.418
Number of accumulation units outstanding at end of period                         801,208       733,179       978,004     1,030,486
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $      9.84   $    12.436   $    15.894   $    19.796
Value at end of period                                                        $     14.00   $      9.84   $    12.436   $    15.894
Number of accumulation units outstanding at end of period                         412,068       183,724       193,611       193,260
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.29   $    11.570
Value at end of period                                                              12.18   $      9.29
Number of accumulation units outstanding at end of period                          29,354        19,784
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      7.80
Value at end of period                                                        $     10.20
Number of accumulation units outstanding at end of period                             621

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $    20.018   $    15.517   $    12.593
Value at end of period                                                        $    24.687   $    20.018   $    15.517
Number of accumulation units outstanding at end of period                         732,243       779,942       710,711
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $    17.650   $    15.930   $    12.529
Value at end of period                                                        $    18.627   $    17.650   $    15.930
Number of accumulation units outstanding at end of period                         519,885       630,682       744,774
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $    19.430   $    14.034   $    11.451
Value at end of period                                                        $    26.504   $    19.430   $    14.034
Number of accumulation units outstanding at end of period                         874,557       595,859       444,057
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $    13.984   $    12.496   $    11.286
Value at end of period                                                        $    19.796   $    13.984   $    12.496
Number of accumulation units outstanding at end of period                         182,517       141,714       102,509
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 1996          1995          1994
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $    10.468   $    10.000
Value at end of period                                                        $    12.593   $    10.468
Number of accumulation units outstanding at end of period                         569,561       379,862
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $    11.054   $    10.000
Value at end of period                                                        $    12.529   $    11.054
Number of accumulation units outstanding at end of period                         544,657       294,244
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $    10.066   $    10.000
Value at end of period                                                        $    11.451   $    10.066
Number of accumulation units outstanding at end of period                         379,385       288,576
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)
Value at beginning of period                                                  $    10.052   $    10.000
Value at end of period                                                        $    11.286   $    10.052
Number of accumulation units outstanding at end of period                          70,271        33,813
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   ----------
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      7.34   $     8.020
Value at end of period                                                        $     10.53   $      7.34
Number of accumulation units outstanding at end of period                          72,921        24,273
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                                  $      7.26   $     7.780
Value at end of period                                                        $      9.68   $      7.26
Number of accumulation units outstanding at end of period                          33,601         1,127
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.11   $    10.120
Value at end of period                                                        $     10.91   $      8.11
Number of accumulation units outstanding at end of period                          27,226         9,662
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.72   $     9.970
Value at end of period                                                        $     11.54   $      8.72
Number of accumulation units outstanding at end of period                          72,761        13,543
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                                  $      8.07   $     8.320
Value at end of period                                                        $      9.90   $      8.07
Number of accumulation units outstanding at end of period                           1,070         1,590
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     15.80   $    19.437   $    26.801   $    33.582
Value at end of period                                                        $     20.30   $     15.80   $    19.437   $    26.801
Number of accumulation units outstanding at end of period                         203,360       200,629       242,232       266,458
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      9.20   $    10.050
Value at end of period                                                        $     11.87   $      9.20
Number of accumulation units outstanding at end of period                          25,670         8,925

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    21.359   $    18.070   $    17.838
Value at end of period                                                        $    33.582   $    21.359   $    18.070
Number of accumulation units outstanding at end of period                         331,362       257,953       280,633
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 1996          1995          1994
                                                                              -----------   -----------   -----------
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   ----------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     19.38   $    27.966   $    37.448   $    40.017
Value at end of period                                                        $     24.64   $     19.38   $    27.966   $    37.448
Number of accumulation units outstanding at end of period                         149,651       180,680       212,226       260,806
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                                  $      8.35   $     9.320
Value at end of period                                                        $     10.92   $      8.35
Number of accumulation units outstanding at end of period                              52            54
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     10.51
Value at end of period                                                        $     11.33
Number of accumulation units outstanding at end of period                          25,035
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.19
Value at end of period                                                        $     10.83
Number of accumulation units outstanding at end of period                          60,055
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $     10.75   $    10.000
Value at end of period                                                        $     11.10   $     10.75
Number of accumulation units outstanding at end of period                         138,571        69,179
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      9.97   $    15.534   $    20.927   $    29.605
Value at end of period                                                        $     13.68   $      9.97   $    15.534   $    20.927
Number of accumulation units outstanding at end of period                         352,629       337,985       443,965       478,944
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      7.69   $     7.640
Value at end of period                                                        $     10.73   $      7.69
Number of accumulation units outstanding at end of period                          75,629           655

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    27.097   $    21.541   $    21.225
Value at end of period                                                        $    40.017   $    27.097   $    21.541
Number of accumulation units outstanding at end of period                         202,966       167,065       164,474
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    19.769   $    15.361   $    15.547
Value at end of period                                                        $    29.605   $    19.769   $    15.361
Number of accumulation units outstanding at end of period                         457,665       562,097       598,078
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 1996          1995          1994
                                                                              -----------   -----------   -----------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   ----------
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                                  $      7.48
Value at end of period                                                        $     10.23
Number of accumulation units outstanding at end of period                          10,866
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     11.11
Value at end of period                                                        $     12.22
Number of accumulation units outstanding at end of period                          41,259
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     15.04   $    19.759   $    22.174   $    22.348
Value at end of period                                                        $     19.55   $     15.04   $    19.759   $    22.174
Number of accumulation units outstanding at end of period                         399,672       242,810       246,671       271,254
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $      9.48
Value at end of period                                                        $     10.14
Number of accumulation units outstanding at end of period                           2,396
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     10.73   $    14.392   $    18.328   $    19.332
Value at end of period                                                        $     13.31   $     10.73   $    14.392   $    18.328
Number of accumulation units outstanding at end of period                         200,228       226,503       270,714       292,094
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                                  $      8.34   $    10.230
Value at end of period                                                        $     10.73   $      8.34
Number of accumulation units outstanding at end of period                          50,266        26,016
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                                                  $     20.95   $    23.535   $    24.755   $    25.081
Value at end of period                                                        $     24.72   $     20.95   $    23.535   $    24.755
Number of accumulation units outstanding at end of period                         936,581       986,779     1,282,885     1,315,034
ING VP BOND PORTFOLIO
Value at beginning of period                                                  $     18.01   $    16.749   $    15.519   $    14.260
Value at end of period                                                        $     19.00   $     18.01   $    16.749   $    15.519
Number of accumulation units outstanding at end of period                       1,093,869     1,401,270     1,582,543     1,459,552

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    18.407   $    14.534   $    14.237
Value at end of period                                                        $    22.348   $    18.407   $    14.534
Number of accumulation units outstanding at end of period                         314,992       335,510       360,615
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    15.703   $    12.863   $    13.110
Value at end of period                                                        $    19.332   $    15.703   $    12.863
Number of accumulation units outstanding at end of period                         331,760       428,785       462,383
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                                                  $    22.244   $    19.166   $    15.765
Value at end of period                                                        $    25.081   $    22.244   $    19.166
Number of accumulation units outstanding at end of period                       1,579,288     1,798,425     1,970,116
ING VP BOND PORTFOLIO
Value at beginning of period                                                  $    14.475   $    13.486   $    12.546
Value at end of period                                                        $    14.260   $    14.475   $    13.486
Number of accumulation units outstanding at end of period                       1,654,932     2,012,308     1,921,538

                                                                                 1996          1995          1994
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                                                  $    13.803   $    10.971   $    11.164
Value at end of period                                                        $    15.765   $    13.803   $    10.971
Number of accumulation units outstanding at end of period                       2,141,189     6,430,772     3,541,703
ING VP BOND PORTFOLIO
Value at beginning of period                                                  $    12.212   $    10.457   $    11.006
Value at end of period                                                        $    12.546   $    12.212   $    10.457
Number of accumulation units outstanding at end of period                       2,206,334     4,853,662     1,988,960

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                        $       2.61   $      4.473   $      5.850   $      9.999
Value at end of period                                              $       3.76   $       2.61   $      4.473   $      5.850
Number of accumulation units outstanding at end of period                663,725        470,065        549,436        319,735
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                        $      15.69   $     21.072   $     26.020   $     29.444
Value at end of period                                              $      19.63   $      15.69   $     21.072   $     26.020
Number of accumulation units outstanding at end of period              6,316,075      7,378,211      8,597,331     10,227,817
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period                                        $       6.34
Value at end of period                                              $       8.00
Number of accumulation units outstanding at end of period                  3,456
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                        $      10.80   $     15.311   $     21.151   $     24.203
Value at end of period                                              $      13.97   $      10.80   $     15.311   $     21.151
Number of accumulation units outstanding at end of period                460,683        558,746        662,293        791,027
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during September 1996 when the portfolio
became available under the contract)
Value at beginning of period                                        $      14.07   $     18.059   $     21.065   $     23.427
Value at end of period                                              $      17.61   $      14.07   $     18.059   $     21.065
Number of accumulation units outstanding at end of period              1,059,396        999,688      1,191,685      1,133,418
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                        $      12.78   $     14.642   $     14.951   $     12.561
Value at end of period                                              $      16.79   $      12.78   $     14.642   $     14.951
Number of accumulation units outstanding at end of period                685,256        757,291        512,594        357,969
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                        $       9.28   $     10.776   $     10.602   $      9.727
Value at end of period                                              $      12.54   $       9.28   $     10.776   $     10.602
Number of accumulation units outstanding at end of period                424,685        328,141        169,151         74,216

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                        $     25.265   $     22.233   $     17.246
Value at end of period                                              $     29.444   $     25.265   $     22.233
Number of accumulation units outstanding at end of period             11,813,416     12,975,484     14,879,862
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period                                        $     18.067   $     13.239
Value at end of period                                              $     24.203   $     18.067
Number of accumulation units outstanding at end of period                626,397        428,697
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during September 1996 when the portfolio
became available under the contract)
Value at beginning of period                                        $     18.989   $     14.538   $     10.940
Value at end of period                                              $     23.427   $     18.989   $     14.538
Number of accumulation units outstanding at end of period              1,552,902      1,060,363        485,417
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period                                        $     10.928   $      9.950
Value at end of period                                              $     12.561   $     10.928
Number of accumulation units outstanding at end of period                 60,811         16,207
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                        $      8.846   $      9.407
Value at end of period                                              $      9.727   $      8.846
Number of accumulation units outstanding at end of period                 76,971         53,460

                                                                        1996           1995           1994
                                                                    ------------   ------------   ------------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                        $     13.972   $     10.698   $     10.940
Value at end of period                                              $     17.246   $     13.972   $     10.698
Number of accumulation units outstanding at end of period             14,930,380     30,554,957     11,117,383
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during September 1996 when the portfolio
became available under the contract)
Value at beginning of period                                        $     10.000
Value at end of period                                              $     10.940
Number of accumulation units outstanding at end of period                 72,973
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                        $       6.40   $      8.793   $     11.639   $     14.718
Value at end of period                                              $       8.39   $       6.40   $      8.793   $     11.639
Number of accumulation units outstanding at end of period                 31,701         59,835         80,011         84,649
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       8.03   $      9.940
Value at end of period                                              $      10.36   $       8.03
Number of accumulation units outstanding at end of period                 79,036         34,787
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       6.85   $      8.720
Value at end of period                                              $       8.91   $       6.85
Number of accumulation units outstanding at end of period                  4,209          3,913
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       6.97   $      8.800
Value at end of period                                              $       9.45   $       6.97
Number of accumulation units outstanding at end of period                 79,747         10,442
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                        $      14.44   $     14.318   $     13.879   $     13.145
Value at end of period                                              $      14.46   $      14.44   $     14.318   $     13.879
Number of accumulation units outstanding at end of period              1,310,807      2,039,091      2,482,499      2,718,810
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                        $      12.07   $     12.420   $     14.886   $     12.670
Value at end of period                                              $      15.64   $      12.07   $     12.420   $     14.886
Number of accumulation units outstanding at end of period                 14,532         20,937         40,152         43,624
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      14.88   $     19.526   $     18.917   $     17.859
Value at end of period                                              $      20.30   $      14.88   $     19.526   $     18.917
Number of accumulation units outstanding at end of period                367,449        362,104        356,106        282,407
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       5.02   $      7.510
Value at end of period                                              $       6.90   $       5.02
Number of accumulation units outstanding at end of period                188,393          3,032

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                        $      9.798   $     10.288
Value at end of period                                              $     14.718   $      9.798
Number of accumulation units outstanding at end of period                 44,538         29,000
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                        $     12.604   $     12.041   $     11.502
Value at end of period                                              $     13.145   $     12.604   $     12.041
Number of accumulation units outstanding at end of period              2,521,960      2,102,275      2,066,545
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                        $     11.189   $     14.025   $     13.188
Value at end of period                                              $     12.670   $     11.189   $     14.025
Number of accumulation units outstanding at end of period                 65,370         92,175        106,926
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     13.751   $     13.704   $     13.211
Value at end of period                                              $     17.859   $     13.751   $     13.704
Number of accumulation units outstanding at end of period                177,817         90,092          2,408
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        1996           1995          1994
                                                                    ------------   ------------   ------------
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                        $     11.007   $     10.509   $     10.223
Value at end of period                                              $     11.502   $     11.007   $     10.509
Number of accumulation units outstanding at end of period              2,421,519      4,354,272      1,822,449
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                        $     10.479   $      9.079   $      9.716
Value at end of period                                              $     13.188   $     10.479   $      9.079
Number of accumulation units outstanding at end of period                 73,669        162,462        141,076
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      13.84   $     15.410   $     16.994   $     16.750
Value at end of period                                              $      16.41   $      13.84   $     15.410   $     16.994
Number of accumulation units outstanding at end of period                103,788        145,425        120,719        125,910
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      13.52   $     15.799   $     17.996   $     18.253
Value at end of period                                              $      16.69   $      13.52   $     15.799   $     17.996
Number of accumulation units outstanding at end of period                160,276        151,275        123,989        118,220
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1995, when the fund became available under the contract)
Value at beginning of period                                        $      14.51   $     15.285   $     15.775   $     15.164
Value at end of period                                              $      16.37   $      14.51   $     15.285   $     15.775
Number of accumulation units outstanding at end of period                 39,733         43,245         51,743         59,794
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                        $      13.84   $     18.828   $     20.989   $     19.190
Value at end of period                                              $      17.11   $      13.84   $     18.828   $     20.989
Number of accumulation units outstanding at end of period                267,708        246,273        283,291        121,019
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      21.62   $     23.285   $     24.619   $     25.370
Value at end of period                                              $      24.47   $      21.62   $     23.285   $     24.619
Number of accumulation units outstanding at end of period                513,518        630,340        787,162        688,649

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     15.312   $     14.566   $     12.483
Value at end of period                                              $     16.750   $     15.312   $     14.566
Number of accumulation units outstanding at end of period                124,069        119,246        100,256
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     16.082   $     15.535   $     13.055
Value at end of period                                              $     18.253   $     16.082   $     15.535
Number of accumulation units outstanding at end of period                129,605        104,608         90,134
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1995, when the fund became available under the contract)
Value at beginning of period                                        $     14.266   $     13.441   $     11.826
Value at end of period                                              $     15.164   $     14.266   $     13.441
Number of accumulation units outstanding at end of period                 77,496        120,312         54,849
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                        $     16.169   $     12.632
Value at end of period                                              $     19.190   $     16.169
Number of accumulation units outstanding at end of period                 93,802         91,722
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     20.165   $     15.130   $     12.484
Value at end of period                                              $     25.370   $     20.165   $     15.130
Number of accumulation units outstanding at end of period                545,606        241,070        152,646

                                                                        1996           1995          1994
                                                                    ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.594   $     10.000
Value at end of period                                              $     12.483   $     10.594
Number of accumulation units outstanding at end of period                 26,260         16,953
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.652   $     10.000
Value at end of period                                              $     13.055   $     10.652
Number of accumulation units outstanding at end of period                 35,959         16,791
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.443   $     10.000
Value at end of period                                              $     11.826   $     10.443
Number of accumulation units outstanding at end of period                  7,510          2,222
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.835   $     10.000
Value at end of period                                              $     12.484   $     10.835
Number of accumulation units outstanding at end of period                111,525          7,772

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $      19.62   $     17.891   $     16.731   $     15.864
Value at end of period                                              $      20.72   $      19.62   $     17.891   $     16.731
Number of accumulation units outstanding at end of period                185,977        231,891        323,208        237,152
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      13.83   $     18.996   $     25.390   $     29.936
Value at end of period                                              $      18.09   $      13.83   $     18.996   $     25.390
Number of accumulation units outstanding at end of period                426,544        565,226        710,104        757,793
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $      13.49   $     18.857   $     31.380   $     46.370
Value at end of period                                              $      18.09   $      13.49   $     18.857   $     31.380
Number of accumulation units outstanding at end of period                706,992        858,374      1,131,518      1,382,322
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      16.82   $     22.744   $     29.545   $     35.298
Value at end of period                                              $      20.70   $      16.82   $     22.744   $     29.545
Number of accumulation units outstanding at end of period                919,159      1,211,566      1,445,274      1,691,751
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       7.91   $      9.370
Value at end of period                                              $      10.29   $       7.91
Number of accumulation units outstanding at end of period                195,607         20,717
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       8.38   $      9.680
Value at end of period                                              $      10.38   $       8.38
Number of accumulation units outstanding at end of period                 89,083         44,193

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $     15.731   $     14.527   $     13.096
Value at end of period                                              $     15.864   $     15.731   $     14.527
Number of accumulation units outstanding at end of period                190,660        199,467         97,715
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     20.948   $     15.558   $     12.770
Value at end of period                                              $     29.936   $     20.948   $     15.558
Number of accumulation units outstanding at end of period                668,409        244,107        197,548
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $     20.726   $     15.554   $     13.909
Value at end of period                                              $     46.370   $     20.726   $     15.554
Number of accumulation units outstanding at end of period              1,056,343        459,710        427,692
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     21.626   $     16.901   $     13.940
Value at end of period                                              $     35.298   $     21.626   $     16.901
Number of accumulation units outstanding at end of period              1,601,735      1,346,457      1,273,110
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        1996           1995          1994
                                                                    ------------   ------------   ------------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $     12.094   $      9.886   $     10.000
Value at end of period                                              $     13.096   $     12.094   $      9.886
Number of accumulation units outstanding at end of period                 73,340         84,048         15,893
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.870   $     10.000
Value at end of period                                              $     12.770   $     10.870
Number of accumulation units outstanding at end of period                144,443         26,022
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $     12.992   $     10.319   $     10.000
Value at end of period                                              $     13.909   $     12.992   $     10.319
Number of accumulation units outstanding at end of period                433,363        723,839        131,702
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.893   $     10.000
Value at end of period                                              $     13.940   $     10.893
Number of accumulation units outstanding at end of period                803,488        227,582
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                        $      11.13   $     14.400   $     16.495   $     15.814
Value at end of period                                              $      15.80   $      11.13   $     14.400   $     16.495
Number of accumulation units outstanding at end of period                485,487        294,074        242,920        177,896
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                        $      11.46   $     10.742   $     10.323   $     10.133
Value at end of period                                              $      13.42   $      11.46   $     10.742   $     10.323
Number of accumulation units outstanding at end of period                 84,949         53,131         17,304         13,676
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002.)
Value at beginning of period                                        $       8.05   $      9.620
Value at end of period                                              $       9.79   $       8.05
Number of accumulation units outstanding at end of period                    961          6,033
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                        $       7.59   $      7.580
Value at end of period                                              $       9.32   $       7.59
Number of accumulation units outstanding at end of period                    419            172
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       8.80   $     10.500
Value at end of period                                              $      12.00   $       8.80
Number of accumulation units outstanding at end of period                 49,902          1,847

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                        $     10.053   $     10.004
Value at end of period                                              $     15.814   $     10.053
Number of accumulation units outstanding at end of period                 38,363          9,360
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period                                        $      9.929   $     10.098
Value at end of period                                              $     10.199   $      9.929
Number of accumulation units outstanding at end of period                  3,553            625
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002.)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        1996           1995          1994
                                                                    ------------   ------------   ------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during July 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002.)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       2003         2002         2001         2000         1999
                                                                   -----------  -----------  -----------  -----------  -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2002)
Value at beginning of period                                       $      6.96  $     6.970
Value at end of period                                             $      8.95  $      6.96
Number of accumulation units outstanding at end of period                  756          756
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                       $      6.39  $     7.626  $     9.962  $    10.973
Value at end of period                                             $      7.88  $      6.39  $     7.626  $     9.962
Number of accumulation units outstanding at end of period                  991          886          207           56
AIM V.I. GROWTH FUND
(Funds were first received in this option during March 2000)
Value at beginning of period                                       $      4.29  $     6.263  $     9.550  $    12.772
Value at end of period                                             $      5.58  $      4.29  $     6.263  $     9.550
Number of accumulation units outstanding at end of period                1,480        1,038        2,465        2,234
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during January 2000)
Value at beginning of period                                       $      5.86  $     8.477  $     9.773  $    10.772
Value at end of period                                             $      7.28  $      5.86  $     8.477  $     9.773
Number of accumulation units outstanding at end of period                1,138        1,140        1,681        1,829
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $     10.00  $    11.118  $    12.772  $    13.787  $    11.460
Value at end of period                                             $     12.74  $     10.00  $    11.118  $    12.772  $    13.787
Number of accumulation units outstanding at end of period               48,269       19,242        9,644        7,548        5,461
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      8.90  $    10.802  $    11.457  $    10.651  $    10.181
Value at end of period                                             $     11.51  $      8.90  $    10.802  $    11.457  $    10.651
Number of accumulation units outstanding at end of period               10,948        8,584        1,968        1,315          654
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      8.02  $    11.560  $    14.152  $    16.024  $    12.390
Value at end of period                                             $     10.56  $      8.02  $    11.560  $    14.152  $    16.024
Number of accumulation units outstanding at end of period               13,775       12,915        8,593        6,686        4,299

                                                                       2003         2002         2001         2000         1999
                                                                   -----------  -----------  -----------  -----------  -----------
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                       $      6.85  $     8.665  $    11.081  $    10.700
Value at end of period                                             $      9.75  $      6.85  $     8.665  $    11.081
Number of accumulation units outstanding at end of period                  711           60           61           42
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period                                       $     11.69
Value at end of period                                             $     12.17
Number of accumulation units outstanding at end of period                   30
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                       $      8.18
Value at end of period                                             $      9.67
Number of accumulation units outstanding at end of period                1,503
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                       $     10.84
Value at end of period                                             $     11.53
Number of accumulation units outstanding at end of period                  119
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period                                       $      8.07  $     8.070
Value at end of period                                             $      9.90  $      8.07
Number of accumulation units outstanding at end of period                  652          652
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                                                 $    12.397  $    15.541  $    10.107
Value at end of period                                                                       $     9.832  $    12.397  $    15.541
Number of accumulation units outstanding at end of period                                              0          321          230
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      7.61  $    10.983  $    14.714  $    15.732  $    10.883
Value at end of period                                             $      8.71  $      7.61  $    10.983  $    14.714  $    15.732
Number of accumulation units outstanding at end of period                    0          269        2,679          718          188
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                       $      8.37  $     7.940
Value at end of period                                             $     10.50  $      8.37
Number of accumulation units outstanding at end of period                    0          822

                                                                       2003         2002         2001         2000         1999
                                                                   -----------  -----------  -----------  -----------  -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                       $     10.75  $    10.320
Value at end of period                                             $     11.07  $     10.75
Number of accumulation units outstanding at end of period                    0          676
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      5.45  $     8.497  $    11.453  $    16.210  $    10.087
Value at end of period                                             $      7.48  $      5.45  $     8.497  $    11.453  $    16.210
Number of accumulation units outstanding at end of period               11,872        2,175        1,964        8,940       12,648
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      8.90  $    11.702  $    13.138  $    13.248  $    10.925
Value at end of period                                             $     11.57  $      8.90  $    11.702  $    13.138  $    13.248
Number of accumulation units outstanding at end of period                8,178        1,682        1,873        1,705        1,256
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                       $      8.33  $     8.590
Value at end of period                                             $     10.72  $      8.33
Number of accumulation units outstanding at end of period                2,360          251
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      9.93  $    11.157  $    11.741  $    11.902  $    10.548
Value at end of period                                             $     11.71  $      9.93  $    11.157  $    11.741  $    11.902
Number of accumulation units outstanding at end of period                6,770        4,113        5,808        8,875        7,910
ING VP BOND PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                       $     12.89  $    11.996  $    11.121  $    10.970
Value at end of period                                             $     13.60  $     12.89  $    11.996  $    11.121
Number of accumulation units outstanding at end of period                2,255        2,109          809            8
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                       $      2.60  $     4.469  $     5.848  $     7.729
Value at end of period                                             $      3.76  $      2.60  $     4.469  $     5.848
Number of accumulation units outstanding at end of period                5,114        3,512        3,508        3,062
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      6.32  $     8.495  $    10.495  $    11.882  $    10.246
Value at end of period                                             $      7.91  $      6.32  $     8.495  $    10.495  $    11.882
Number of accumulation units outstanding at end of period               41,039       36,379       35,672       34,376       25,734

                                                                      2003         2002         2001         2000         1999
                                                                   -----------  -----------  -----------  -----------  -----------
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      6.72  $     9.539  $    13.184  $    15.094  $    11.536
Value at end of period                                             $      8.70  $      6.72  $     9.539  $    13.184  $    15.094
Number of accumulation units outstanding at end of period                2,781        2,599        8,282        6,155        4,940
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      8.20  $    10.532  $    12.292  $    13.677  $    11.411
Value at end of period                                             $     10.26  $      8.20  $    10.532  $    12.292  $    13.677
Number of accumulation units outstanding at end of period               18,598       15,082       16,047       21,613       18,623
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                       $     13.31  $    15.261  $    15.591  $    15.024
Value at end of period                                             $     17.49  $     13.31  $    15.261  $    15.591
Number of accumulation units outstanding at end of period               29,310       18,709        4,872        2,190
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      9.99  $    11.604  $    11.423  $    10.485  $     8.325
Value at end of period                                             $     13.49  $      9.99  $    11.604  $    11.423  $    10.485
Number of accumulation units outstanding at end of period                6,950          754           10           10           10
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                       $      8.03  $     9.070
Value at end of period                                             $     10.35  $      8.03
Number of accumulation units outstanding at end of period                  590          963
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                       $      9.16
Value at end of period                                             $      9.44
Number of accumulation units outstanding at end of period                3,580
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                       $     11.70  $    11.610  $    11.260  $    11.066
Value at end of period                                             $     11.71  $     11.70  $    11.610  $    11.260
Number of accumulation units outstanding at end of period               12,392       16,459        8,973           46
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $     10.27  $    13.491  $    13.077  $    12.352  $     8.741
Value at end of period                                             $     14.01  $     10.27  $    13.491  $    13.077  $    12.352
Number of accumulation units outstanding at end of period               37,662       35,405       31,307       35,990       25,984

                                                                      2003         2002         2001         2000         1999
                                                                   -----------  -----------  -----------  -----------  -----------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                                    $    10.788  $    11.139  $    10.713  $     9.846
Value at end of period                                                          $     10.29  $    10.788  $    11.139  $    10.713
Number of accumulation units outstanding at end of period                                 0          525          832        3,827
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      9.36  $    12.749  $    14.220  $    13.007  $    10.626
Value at end of period                                             $     11.57  $      9.36  $    12.749  $    14.220  $    13.007
Number of accumulation units outstanding at end of period               19,232       25,733       23,907       14,497       11,412
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $     12.32  $    13.276  $    14.043  $    14.479  $    12.137
Value at end of period                                             $     13.94  $     12.32  $    13.276  $    14.043  $    14.479
Number of accumulation units outstanding at end of period                9,373       21,382       13,630        2,450          436
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $     12.85  $    11.721  $    10.967  $    10.404  $    10.355
Value at end of period                                             $     13.56  $     12.85  $    11.721  $    10.967  $    10.404
Number of accumulation units outstanding at end of period                1,020        1,938        1,721        1,409          978
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      7.53  $    10.325  $    13.829  $    16.313  $    12.040
Value at end of period                                             $      9.84  $      7.53  $    10.325  $    13.829  $    16.313
Number of accumulation units outstanding at end of period                7,900       10,427       23,971       13,511        4,195
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      7.58  $    10.599  $    17.646  $    26.089  $    12.588
Value at end of period                                             $     10.16  $      7.58  $    10.599  $    17.646  $    26.089
Number of accumulation units outstanding at end of period                5,236        4,663       26,238       16,278       11,071
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period                                       $      7.90  $    10.694  $    13.899  $    16.613  $    10.532
Value at end of period                                             $      9.72  $      7.90  $    10.694  $    13.899  $    16.613
Number of accumulation units outstanding at end of period               24,139       25,671       30,407       26,789       17,701
LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                       $      9.48
Value at end of period                                             $     10.27
Number of accumulation units outstanding at end of period                  367

                                                                      2003         2002         2001         2000         1999
                                                                   -----------  -----------  -----------  -----------  -----------
LORD ABBETT MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                       $      9.54
Value at end of period                                             $     10.37
Number of accumulation units outstanding at end of period                  546
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during October 2000)
Value at beginning of period                                       $     11.17  $    14.460  $    16.571  $    16.352
Value at end of period                                             $     15.85  $     11.17  $    14.460  $    16.571
Number of accumulation units outstanding at end of period               16,958       12,340        5,322          151
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                       $      7.70
Value at end of period                                             $      9.78
Number of accumulation units outstanding at end of period                  475

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE III
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                       2003          2002          2001          2000
                                                                    -----------   -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                        $      6.85   $     9.168   $    12.101   $    13.753
Value at end of period                                              $      8.76   $      6.85   $     9.168   $    12.101
Number of accumulation units outstanding at end of period                10,189         7,142        21,607        16,498
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                        $      6.28   $     7.534   $     9.887   $    11.716
Value at end of period                                              $      7.72   $      6.28   $     7.534   $     9.887
Number of accumulation units outstanding at end of period                44,573        41,012        40,659        55,310
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                        $      4.22   $     6.188   $     9.477   $    12.069
Value at end of period                                              $      5.47   $      4.22   $     6.188   $     9.477
Number of accumulation units outstanding at end of period                13,653        17,754        22,530        15,454
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                        $      5.77   $     8.375   $     9.699   $    11.506
Value at end of period                                              $      7.12   $      5.77   $     8.375   $     9.699
Number of accumulation units outstanding at end of period                 8,618        17,055        23,206        11,764
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                        $     17.26   $    19.893   $    21.647   $    22.626
Value at end of period                                              $     20.34   $     17.26   $    19.893   $    21.647
Number of accumulation units outstanding at end of period                 7,083         5,689         7,168         7,201
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $     17.33   $    19.354   $    22.333   $    24.217
Value at end of period                                              $     21.98   $     17.33   $    19.354   $    22.333
Number of accumulation units outstanding at end of period               459,840       368,356       350,846       365,499

                                                                       1999          1998          1997
                                                                    -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                        $    10.008
Value at end of period                                              $    13.753
Number of accumulation units outstanding at end of period                 2,630
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                        $     9.568
Value at end of period                                              $    11.716
Number of accumulation units outstanding at end of period                10,587
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                        $     9.663
Value at end of period                                              $    12.069
Number of accumulation units outstanding at end of period                 1,843
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period                                        $     9.891
Value at end of period                                              $    11.506
Number of accumulation units outstanding at end of period                 6,924
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                        $    20.415   $    17.779   $    14.992
Value at end of period                                              $    22.626   $    20.415   $    17.779
Number of accumulation units outstanding at end of period                 8,236         8,742        20,122
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $    19.735   $    15.374   $    12.540
Value at end of period                                              $    24.217   $    19.735   $    15.374
Number of accumulation units outstanding at end of period               449,134       488,102       465,699

                                                                       1996          1995          1994
                                                                    -----------   -----------   -----------
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. GROWTH FUND
(Funds were first received in this option during June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                        $    10.518   $    11.010   $    10.296
Value at end of period                                              $    13.480   $    10.518   $    11.010
Number of accumulation units outstanding at end of period                 6,303        25,730           752
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $    10.468   $    10.000
Value at end of period                                              $    12.540   $    10.468
Number of accumulation units outstanding at end of period               273,189       379,862

                                                                       2003          2002          2001          2000
                                                                    -----------   -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $     15.06   $    18.363   $    19.565   $    18.272
Value at end of period                                              $     19.39   $     15.06   $    18.363   $    19.565
Number of accumulation units outstanding at end of period               447,621       362,704       304,410       204,704
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $     12.83   $    18.588   $    22.858   $    25.999
Value at end of period                                              $     16.83   $     12.83   $    18.588   $    22.858
Number of accumulation units outstanding at end of period               444,798       424,020       497,068       536,656
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $      9.51   $    12.077   $    15.514   $    19.419
Value at end of period                                              $     13.46   $      9.51   $    12.077   $    15.514
Number of accumulation units outstanding at end of period                99,214        41,584        40,745        33,208
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $      9.22   $    11.680
Value at end of period                                              $     12.04   $      9.22
Number of accumulation units outstanding at end of period                23,696        19,632
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                        $      7.31   $     7.340
Value at end of period                                              $     10.44   $      7.31
Number of accumulation units outstanding at end of period                17,476            70
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period                                        $      7.24   $     9.420
Value at end of period                                              $      9.60   $      7.24
Number of accumulation units outstanding at end of period                 4,186           170

                                                                       1999          1998          1997
                                                                    -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $    17.400   $    15.784   $    12.475
Value at end of period                                              $    18.272   $    17.400   $    15.784
Number of accumulation units outstanding at end of period               236,374       298,921       328,562
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $    19.155   $    13.904   $    11.402
Value at end of period                                              $    25.999   $    19.155   $    13.904
Number of accumulation units outstanding at end of period               474,649       324,558       229,060
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $    13.786   $    12.381   $    11.238
Value at end of period                                              $    19.419   $    13.786   $    12.381
Number of accumulation units outstanding at end of period                37,275        54,226        51,781
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                       1996          1995          1994
                                                                    -----------   -----------   -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $    11.054   $    10.000
Value at end of period                                              $    12.475   $    11.054
Number of accumulation units outstanding at end of period               208,072       294,244
FIDELITY(R) VIP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $    10.066   $    10.000
Value at end of period                                              $    11.402   $    10.066
Number of accumulation units outstanding at end of period               199,720       288,576
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under
the contract)
Value at beginning of period                                        $    10.052   $    10.000
Value at end of period                                              $    11.238   $    10.052
Number of accumulation units outstanding at end of period                38,994        33,183
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                       2003          2002          2001          2000
                                                                    -----------   -----------   -----------   -----------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                        $      9.30   $     9.470
Value at end of period                                              $     10.81   $      9.30
Number of accumulation units outstanding at end of period                 9,102         6,554
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                        $      9.68   $     9.860
Value at end of period                                              $     11.45   $      9.68
Number of accumulation units outstanding at end of period                36,427         6,057
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                        $      8.11
Value at end of period                                              $      9.82
Number of accumulation units outstanding at end of period                   454
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     15.27   $    18.876   $    26.160   $    32.942
Value at end of period                                              $     19.52   $     15.27   $    18.876   $    26.160
Number of accumulation units outstanding at end of period               202,506       216,775       254,404       286,301
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                        $      9.17   $     9.120
Value at end of period                                              $     11.78   $      9.17
Number of accumulation units outstanding at end of period                14,775           525
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     18.73   $    27.159   $    36.551   $    39.254
Value at end of period                                              $     23.69   $     18.73   $    27.159   $    36.551
Number of accumulation units outstanding at end of period               204,828       249,445       300,792       335,970
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                        $      8.32   $     8.330
Value at end of period                                              $     10.83   $      8.32
Number of accumulation units outstanding at end of period                   392           115

                                                                       1999          1998          1997
                                                                    -----------   -----------   -----------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $    21.057   $    17.903   $    17.682
Value at end of period                                              $    32.942   $    21.057   $    17.903
Number of accumulation units outstanding at end of period               316,726       360,392       411,600
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $    26.713   $    21.343   $    21.038
Value at end of period                                              $    39.254   $    26.713   $    21.343
Number of accumulation units outstanding at end of period               278,562       303,746       296,540
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                       1996          1995          1994
                                                                    -----------   -----------   -----------
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                        $      10.57
Value at end of period                                              $      11.29
Number of accumulation units outstanding at end of period                  9,006
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                        $       8.34   $      8.350
Value at end of period                                              $      10.73   $       8.34
Number of accumulation units outstanding at end of period                 46,766          1,003
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                        $      10.72   $     10.400
Value at end of period                                              $      11.01   $      10.72
Number of accumulation units outstanding at end of period                 56,188         25,283
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $       9.64   $     15.086   $     20.426   $     29.040
Value at end of period                                              $      13.15   $       9.64   $     15.086   $     20.426
Number of accumulation units outstanding at end of period                365,960        353,915        420,422        455,264
ING SALOMON BROTHERS FUNDAMENTAL VALUE
(Funds were first received in this option during January 2003)
Value at beginning of period                                        $       8.36
Value at end of period                                              $      10.64
Number of accumulation units outstanding at end of period                 34,134
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       7.82   $     10.020
Value at end of period                                              $      10.14   $       7.82
Number of accumulation units outstanding at end of period                  6,281          1,835
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                        $      10.71
Value at end of period                                              $      12.17
Number of accumulation units outstanding at end of period                 16,437

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     19.489   $     15.219   $     15.411
Value at end of period                                              $     29.040   $     19.489   $     15.219
Number of accumulation units outstanding at end of period                485,026        695,813        742,913
ING SALOMON BROTHERS FUNDAMENTAL VALUE
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        1996           1995           1994
                                                                    ------------   ------------   ------------
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS FUNDAMENTAL VALUE
(Funds were first received in this option during January 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      14.54   $     19.189   $     21.643   $     21.922
Value at end of period                                              $      18.80   $      14.54   $     19.189   $     21.643
Number of accumulation units outstanding at end of period                218,596        192,650        212,838        192,790
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                        $       8.01   $      7.990
Value at end of period                                              $      10.05   $       8.01
Number of accumulation units outstanding at end of period                  2,833             53
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      10.37   $     13.976   $     17.889   $     18.963
Value at end of period                                              $      12.79   $      10.37   $     13.976   $     17.889
Number of accumulation units outstanding at end of period                279,653        300,021        351,117        395,373
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       8.31   $     10.220
Value at end of period                                              $      10.64   $       8.31
Number of accumulation units outstanding at end of period                 22,950         12,024
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                                        $      20.25   $     22.856   $     24.163   $     24.603
Value at end of period                                              $      23.77   $      20.25   $     22.856   $     24.163
Number of accumulation units outstanding at end of period              1,352,428      1,483,863      1,725,814      2,014,690
ING VP BOND PORTFOLIO
Value at beginning of period                                        $      17.40   $     16.266   $     15.147   $     13.988
Value at end of period                                              $      18.27   $      17.40   $     16.266   $     15.147
Number of accumulation units outstanding at end of period                688,345        807,470        862,575        722,494
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                        $       2.57   $      4.436   $      5.831   $      9.558
Value at end of period                                              $       3.70   $       2.57   $      4.436   $      5.831
Number of accumulation units outstanding at end of period                325,256        240,058        172,469        127,430
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                        $      15.16   $     20.465   $     25.397   $     28.883
Value at end of period                                              $      18.87   $      15.16   $     20.465   $     25.397
Number of accumulation units outstanding at end of period              3,649,456      4,278,162      5,447,988      6,188,910

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     18.146   $     14.400   $     14.112
Value at end of period                                              $     21.922   $     18.146   $     14.400
Number of accumulation units outstanding at end of period                177,799        287,914        231,297
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     15.481   $     12.744   $     12.995
Value at end of period                                              $     18.963   $     15.481         12.744
Number of accumulation units outstanding at end of period                408,870        605,271        664,979
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                                        $     21.929   $     18.989   $     15.698
Value at end of period                                              $     24.603   $     21.929   $     18.989
Number of accumulation units outstanding at end of period              2,278,136      2,929,720      3,174,738
ING VP BOND PORTFOLIO
Value at beginning of period                                        $     14.270   $     13.361   $     12.493
Value at end of period                                              $     13.988   $     14.270   $     13.361
Number of accumulation units outstanding at end of period                887,371      1,129,589      1,168,988
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                        $     24.907   $     22.028   $     17.173
Value at end of period                                              $     28.883   $     24.907   $     22.028
Number of accumulation units outstanding at end of period              7,212,849      9,491,619     10,689,845

                                                                        1996           1995           1994
                                                                    ------------   ------------   ------------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                                        $     13.803   $     10.971   $     11.164
Value at end of period                                              $     15.698   $     13.803   $     10.971
Number of accumulation units outstanding at end of period              3,885,730      6,430,772      3,541,703
ING VP BOND PORTFOLIO
Value at beginning of period                                        $     12.212   $     10.457   $     11.006
Value at end of period                                              $     12.493   $     12.212   $     10.457
Number of accumulation units outstanding at end of period              1,947,629      4,853,662      1,988,960
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                        $     13.972   $     10.698   $     10.940
Value at end of period                                              $     17.173   $     13.972   $     10.698
Number of accumulation units outstanding at end of period             15,372,944     30,554,957     11,117,383

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       6.02   $      8.260
Value at end of period                                              $       7.91   $       6.02
Number of accumulation units outstanding at end of period                  1,130         63,829
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      10.49   $     14.953   $     20.761   $     23.875
Value at end of period                                              $      13.51   $      10.49   $     14.953   $     20.761
Number of accumulation units outstanding at end of period                 62,049         84,933        114,785        133,052
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1996, when the portfolio became available
under the contract)
Value at beginning of period                                        $      13.63   $     17.587   $     20.618   $     23.044
Value at end of period                                              $      16.98   $      13.63   $     17.587   $     20.618
Number of accumulation units outstanding at end of period                308,018        288,486        331,962        331,181
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $      12.48   $     14.374   $     14.751   $     12.455
Value at end of period                                              $      16.32   $      12.48   $     14.374   $     14.751
Number of accumulation units outstanding at end of period                165,078        138,191        107,714         90,357
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $       9.07   $     10.579   $     10.461   $      9.645
Value at end of period                                              $      12.19   $       9.07   $     10.579   $     10.461
Number of accumulation units outstanding at end of period                 97,816        128,310         51,505         28,764
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $       6.25   $      8.632   $     11.484   $     14.594
Value at end of period                                              $       8.15   $       6.25   $      8.632   $     11.484
Number of accumulation units outstanding at end of period                  5,720          6,876         16,486         19,208
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                        $       8.83   $      9.860
Value at end of period                                              $      10.23   $       8.83
Number of accumulation units outstanding at end of period                 21,662          5,856

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     17.912   $     13.173   $     14.437
Value at end of period                                              $     23.875   $     17.912   $     13.173
Number of accumulation units outstanding at end of period                172,425        140,522          2,695
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1996, when the portfolio became available
under the contract)
Value at beginning of period                                        $     18.772   $     14.444   $     10.924
Value at end of period                                              $     23.044   $     18.772   $     14.444
Number of accumulation units outstanding at end of period                347,854        527,155        266,429
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $     10.891   $     10.107
Value at end of period                                              $     12.455   $     10.891
Number of accumulation units outstanding at end of period                  6,907         17,011
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $      8.815   $      9.996
Value at end of period                                              $      9.645   $      8.815
Number of accumulation units outstanding at end of period                 15,816         55,564
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $      9.765   $     10.149
Value at end of period                                              $     14.594   $      9.765
Number of accumulation units outstanding at end of period                 10,655         35,872
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        1996           1995           1994
                                                                    ------------   ------------   ------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1996, when the portfolio became available
under the contract)
Value at beginning of period                                        $     10.000
Value at end of period                                              $     10.924
Number of accumulation units outstanding at end of period                 89,498
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period                                        $       7.45
Value at end of period                                              $       8.83
Number of accumulation units outstanding at end of period                    561
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period                                        $       6.92   $      7.640
Value at end of period                                              $       9.33   $       6.92
Number of accumulation units outstanding at end of period                 12,645             32
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                        $      13.95   $     13.905   $     13.547   $     12.894
Value at end of period                                              $      13.91   $      13.95   $     13.905   $     13.547
Number of accumulation units outstanding at end of period                760,049      1,044,246      1,134,800        894,024
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                        $      11.66   $     12.062   $     14.530   $     12.428
Value at end of period                                              $      15.03   $      11.66   $     12.062   $     14.530
Number of accumulation units outstanding at end of period                 36,295         38,148         40,257         44,844
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      14.46   $     19.070   $     18.568   $     17.617
Value at end of period                                              $      19.63   $      14.46   $     19.070   $     18.568
Number of accumulation units outstanding at end of period                 52,308         49,493         51,364         64,122
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                        $       4.98   $      5.520
Value at end of period                                              $       6.82   $       4.98
Number of accumulation units outstanding at end of period                 12,598          8,679
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      13.37   $     14.966   $     16.295   $     16.431
Value at end of period                                              $      15.78   $      13.37   $     14.966   $     16.295
Number of accumulation units outstanding at end of period                 77,501         89,224         99,986         99,845

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                        $     12.425   $     11.930   $     11.453
Value at end of period                                              $     12.894   $     12.425   $     11.930
Number of accumulation units outstanding at end of period              1,034,154      1,146,661        974,714
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                        $     11.030   $     13.896   $     13.132
Value at end of period                                              $     12.428   $     11.030   $     13.896
Number of accumulation units outstanding at end of period                 57,916         89,735        149,149
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     13.633   $     13.654   $     13.503
Value at end of period                                              $     17.617   $     13.633   $     13.654
Number of accumulation units outstanding at end of period                 19,165         91,992         17,392
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     15.095   $     14.432   $     12.430
Value at end of period                                              $     16.431   $     15.095   $     14.432
Number of accumulation units outstanding at end of period                115,324        218,649        175,559

                                                                        1996           1995           1994
                                                                    ------------   ------------   ------------
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                        $     11.007   $     10.509   $     10.223
Value at end of period                                              $     11.453   $     11.007   $     10.509
Number of accumulation units outstanding at end of period              1,984,269      4,354,272      1,822,449
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                                        $     10.479   $      9.079   $      9.716
Value at end of period                                              $     13.132   $     10.479   $      9.079
Number of accumulation units outstanding at end of period                115,869        162,462        141,076
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.594   $     10.000
Value at end of period                                              $     12.430   $     10.594
Number of accumulation units outstanding at end of period                 74,128         16,953

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      13.07   $     15.344   $     17.566   $     17.905
Value at end of period                                              $      16.05   $      13.07   $     15.344   $     17.566
Number of accumulation units outstanding at end of period                 75,583         72,637         76,069         79,352
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      14.02   $     14.844   $     15.397   $     14.875
Value at end of period                                              $      15.74   $      14.02   $     14.844   $     15.397
Number of accumulation units outstanding at end of period                 52,209         88,782         82,972         99,655
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      13.44   $     18.388   $     20.602   $     18.930
Value at end of period                                              $      16.54   $      13.44   $     18.388   $     20.602
Number of accumulation units outstanding at end of period                 48,691         66,506         68,336         27,040
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      20.89   $     22.613   $     24.030   $     24.886
Value at end of period                                              $      23.53   $      20.89   $     22.613   $     24.030
Number of accumulation units outstanding at end of period                452,635        555,952        594,286        582,229
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $      18.96   $     17.375   $     16.331   $     15.562
Value at end of period                                              $      19.92   $      18.96   $     17.375   $     16.331
Number of accumulation units outstanding at end of period                119,900        171,616        114,775         62,404

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     15.855   $     15.392   $     12.999
Value at end of period                                              $     17.905   $     15.855   $     15.392
Number of accumulation units outstanding at end of period                 96,551        274,115        317,579
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     14.064   $     13.317   $     11.776
Value at end of period                                              $     14.875   $     14.064   $     13.317
Number of accumulation units outstanding at end of period                111,343        197,742        133,741
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     16.030   $     13.261   $     12.904
Value at end of period                                              $     18.930   $     16.030   $     13.261
Number of accumulation units outstanding at end of period                 23,354         60,870          6,194
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     19.880   $     14.990   $     12.431
Value at end of period                                              $     24.886   $     19.880   $     14.990
Number of accumulation units outstanding at end of period                527,201        334,508        193,429
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $     15.509   $     14.393   $     13.040
Value at end of period                                              $     15.562   $     15.509   $     14.393
Number of accumulation units outstanding at end of period                 73,596         85,517        109,812

                                                                        1996           1995          1994
                                                                    ------------   ------------   ------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.652   $     10.000
Value at end of period                                              $     12.999   $     10.652
Number of accumulation units outstanding at end of period                 99,589         16,791
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.443   $     10.000
Value at end of period                                              $     11.776   $     10.443
Number of accumulation units outstanding at end of period                 25,977          2,222
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.835   $     10.000
Value at end of period                                              $     12.431   $     10.835
Number of accumulation units outstanding at end of period                 74,184          7,772
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $     12.094   $      9.886   $     10.000
Value at end of period                                              $     13.040   $     12.094   $      9.886
Number of accumulation units outstanding at end of period                 96,128         84,048         15,893

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      13.37   $     18.419   $     24.782   $     29.366
Value at end of period                                              $      17.39   $      13.37   $     18.419   $     24.782
Number of accumulation units outstanding at end of period                275,014        338,649        458,627        541,342
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $      13.03   $     18.313   $     30.628   $     45.486
Value at end of period                                              $      17.39   $      13.03   $     18.313   $     30.628
Number of accumulation units outstanding at end of period                516,538        566,618        759,840        986,825
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $      16.25   $     22.088   $     28.839   $     34.626
Value at end of period                                              $      19.90   $      16.25   $     22.088   $     28.839
Number of accumulation units outstanding at end of period                482,318        609,559        760,308        966,698
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       7.85   $      9.510
Value at end of period                                              $      10.16   $       7.85
Number of accumulation units outstanding at end of period                 97,606         32,821
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       9.87   $      9.720
Value at end of period                                              $      10.25   $       9.87
Number of accumulation units outstanding at end of period                 24,027          5,655
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $      10.87   $     14.137   $     16.275   $     15.681
Value at end of period                                              $      15.35   $      10.87   $     14.137   $     16.275
Number of accumulation units outstanding at end of period                139,241        124,643        112,013         93,133

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     20.651   $     15.414   $     12.716
Value at end of period                                              $     29.366   $     20.651   $     15.414
Number of accumulation units outstanding at end of period                432,037        217,310        179,226
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $     20.433   $     15.410   $     13.850
Value at end of period                                              $     45.486   $     20.433   $     15.410
Number of accumulation units outstanding at end of period                828,592        512,154        469,230
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     21.320   $     16.745   $     13.880
Value at end of period                                              $     34.626   $     21.320   $     16.745
Number of accumulation units outstanding at end of period                902,510      1,069,704        953,522
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $     10.018   $     10.027
Value at end of period                                              $     15.681   $     10.018
Number of accumulation units outstanding at end of period                 12,402          3,998

                                                                        1996           1995           1994
                                                                    ------------   ------------   ------------
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.870   $     10.000
Value at end of period                                              $     12.716   $     10.870
Number of accumulation units outstanding at end of period                132,465         26,022
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option)
Value at beginning of period                                        $     12.992   $     10.319   $     10.000
Value at end of period                                              $     13.850   $     12.992   $     10.319
Number of accumulation units outstanding at end of period                590,904        723,839        131,702
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)
Value at beginning of period                                        $     10.893   $     10.000
Value at end of period                                              $     13.880   $     10.893
Number of accumulation units outstanding at end of period                520,275        227,582
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $      11.19   $     10.545   $     10.185   $     10.048
Value at end of period                                              $      13.05   $      11.19   $     10.545   $     10.185
Number of accumulation units outstanding at end of period                 38,834         10,728          9,854            831
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       7.99   $      9.670
Value at end of period                                              $       9.67   $       7.99
Number of accumulation units outstanding at end of period                 21,898         13,107
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period                                        $       8.46
Value at end of period                                              $       9.21
Number of accumulation units outstanding at end of period                     29
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period                                        $       8.73   $     10.560
Value at end of period                                              $      11.86   $       8.73
Number of accumulation units outstanding at end of period                 11,462          1,623

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $      9.895   $      9.952
Value at end of period                                              $     10.048   $      9.895
Number of accumulation units outstanding at end of period                  5,340          3,006
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        1996           1995           1994
                                                                    ------------   ------------   ------------
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE IV
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2001)
Value at beginning of period                                        $       6.22   $      7.483   $      8.933
Value at end of period                                              $       7.63   $       6.22   $      7.483
Number of accumulation units outstanding at end of period                    855          2,326          2,154
AIM V.I. GROWTH FUND
(Funds were first received in this option during January 2000)
Value at beginning of period                                        $       4.18   $      6.146   $      9.437   $     12.347
Value at end of period                                              $       5.40   $       4.18   $      6.146   $      9.437
Number of accumulation units outstanding at end of period                    465              0            307            279
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during April 2001)
Value at beginning of period                                        $       5.71   $      8.318   $      9.203
Value at end of period                                              $       7.04   $       5.71   $      8.318
Number of accumulation units outstanding at end of period                     92             50             13
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      17.08   $     19.126   $     22.126   $     24.052
Value at end of period                                              $      21.61   $      17.08   $     19.126   $     22.126
Number of accumulation units outstanding at end of period                 27,755         24,256         20,194         19,458
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      14.85   $     18.147   $     19.384   $     18.147
Value at end of period                                              $      19.06   $      14.85   $     18.147   $     19.384
Number of accumulation units outstanding at end of period                 15,134         13,069         11,575          4,142
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      12.65   $     18.369   $     22.646   $     25.822
Value at end of period                                              $      16.55   $      12.65   $     18.369   $     22.646
Number of accumulation units outstanding at end of period                 10,940          9,054         11,273         13,914

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. GROWTH FUND
(Funds were first received in this option during January 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during April 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     19.649   $     15.346   $     12.473
Value at end of period                                              $     24.052   $     19.649   $     15.346
Number of accumulation units outstanding at end of period                 20,988         20,297         19,168
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     17.325   $     15.755   $     12.668
Value at end of period                                              $     18.147   $     17.325   $     15.755
Number of accumulation units outstanding at end of period                  8,863          6,720          9,385
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     19.072   $     13.879   $     11.373
Value at end of period                                              $     25.822   $     19.072   $     13.879
Number of accumulation units outstanding at end of period                 23,653         17,622          8,432

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $       9.37   $     11.935   $     15.370   $     19.287
Value at end of period                                              $      13.24   $       9.37   $     11.935   $     15.370
Number of accumulation units outstanding at end of period                  2,046            837            846            878
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                        $       6.95
Value at end of period                                              $      10.20
Number of accumulation units outstanding at end of period                  1,574
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                        $       8.06
Value at end of period                                              $      11.40
Number of accumulation units outstanding at end of period                    905
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      15.05   $     18.654   $     25.917   $     32.718
Value at end of period                                              $      19.20   $      15.05   $     18.654   $     25.917
Number of accumulation units outstanding at end of period                  4,784          3,904          3,764          5,490
ING JPMORGAN MIDCAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                        $      11.44
Value at end of period                                              $      11.73
Number of accumulation units outstanding at end of period                    178
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      18.46   $     26.840   $     36.213   $     38.987
Value at end of period                                              $      23.30   $      18.46   $     26.840   $     36.213
Number of accumulation units outstanding at end of period                  6,266          3,746          3,303          4,077
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                        $       9.27
Value at end of period                                              $      10.24
Number of accumulation units outstanding at end of period                  6,658
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $      10.70   $     10.230
Value at end of period                                              $      10.97   $      10.70
Number of accumulation units outstanding at end of period                 21,337         17,743

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     13.727   $     12.358   $     11.356
Value at end of period                                              $     19.287   $     13.727   $     12.358
Number of accumulation units outstanding at end of period                  1,319          1,827          2,264
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     20.966   $     17.870   $     17.653
Value at end of period                                              $     32.718   $     20.966   $     17.870
Number of accumulation units outstanding at end of period                  5,869          5,411          4,502
ING JPMORGAN MIDCAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     26.598   $     21.304   $     21.005
Value at end of period                                              $     38.987   $     26.598   $     21.304
Number of accumulation units outstanding at end of period                  3,143          1,926          2,468
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $       9.50   $     14.908   $     20.236   $     28.843
Value at end of period                                              $      12.93   $       9.50   $     14.908   $     20.236
Number of accumulation units outstanding at end of period                 12,216          6,742          7,437         12,426
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period                                        $       8.91
Value at end of period                                              $      10.34
Number of accumulation units outstanding at end of period                  2,433
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      14.33   $     18.964   $     21.443   $     21.773
Value at end of period                                              $      18.48   $      14.33   $     18.964   $     21.443
Number of accumulation units outstanding at end of period                  9,106          5,445          9,150          9,182
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                        $       8.94
Value at end of period                                              $       9.51
Number of accumulation units outstanding at end of period                     35
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $      10.22   $     13.812   $     17.723   $     18.834
Value at end of period                                              $      12.58   $      10.22   $     13.812   $     17.723
Number of accumulation units outstanding at end of period                  9,364         11,476         12,675         15,099
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      19.96   $     22.588   $     23.939   $     24.436
Value at end of period                                              $      23.37   $      19.96   $     22.588   $     23.939
Number of accumulation units outstanding at end of period                  9,943         14,552         16,028         16,800
ING VP BOND PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      17.16   $     16.075   $     15.007   $     13.893
Value at end of period                                              $      17.96   $      17.16   $     16.075   $     15.007
Number of accumulation units outstanding at end of period                  9,061         13,060         13,589          7,623
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period                                        $       2.55   $      4.417   $      5.821   $     10.754
Value at end of period                                              $       3.66   $       2.55   $      4.417   $      5.821
Number of accumulation units outstanding at end of period                 27,034         17,615         13,314          8,565

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     19.405   $     15.192   $     15.386
Value at end of period                                              $     28.843   $     19.405   $     15.192
Number of accumulation units outstanding at end of period                 11,547         13,060         11,491
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     18.068   $     14.374   $     14.090
Value at end of period                                              $     21.773   $     18.068   $     14.374
Number of accumulation units outstanding at end of period                 10,244         16,259         14,429
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                        $     15.414   $     12.721   $     12.975
Value at end of period                                              $     18.834   $     15.414   $     12.721
Number of accumulation units outstanding at end of period                 18,743         21,363         17,743
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     21.834   $     18.954   $     15.823
Value at end of period                                              $     24.436   $     21.834   $     18.954
Number of accumulation units outstanding at end of period                 28,079         30,064         25,112
ING VP BOND PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     14.208   $     13.337   $     12.417
Value at end of period                                              $     13.893   $     14.208   $     13.337
Number of accumulation units outstanding at end of period                 22,155         18,429         36,018
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1997)        $      14.94   $     20.224   $     25.162   $     28.686
Value at beginning of period                                        $      18.56   $      14.94   $     20.224   $     25.162
Value at end of period                                                    52,583         64,045         80,698         91,088
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $      10.34   $     14.777   $     20.569   $     23.713
Value at end of period                                              $      13.28   $      10.34   $     14.777   $     20.569
Number of accumulation units outstanding at end of period                  1,935          1,844          8,427          9,672
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      13.44   $     17.381   $     20.427   $     22.887
Value at end of period                                              $      16.70   $      13.44   $     17.381   $     20.427
Number of accumulation units outstanding at end of period                 19,668         20,458         25,188         24,239
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                        $      12.33   $     14.242   $     14.653   $     12.403
Value at end of period                                              $      16.09   $      12.33   $     14.242   $     14.653
Number of accumulation units outstanding at end of period                 14,643         10,079          5,969          1,566
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                        $       8.96   $     10.481   $     10.391   $      9.604
Value at end of period                                              $      12.02   $       8.96   $     10.481   $     10.391
Number of accumulation units outstanding at end of period                  6,964          6,481          4,090            964
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period                                        $       7.95   $      8.490
Value at end of period                                              $      10.17   $       7.95
Number of accumulation units outstanding at end of period                  5,676          4,254
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period                                        $       6.89   $      7.790
Value at end of period                                              $       6.71   $       6.89
Number of accumulation units outstanding at end of period                      0            449
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      13.76   $     13.741   $     13.422   $     12.806
Value at end of period                                              $      13.67   $      13.76   $     13.741   $     13.422
Number of accumulation units outstanding at end of period                  3,356          8,794          4,687          6,362

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1997)        $     24.800   $     21.988   $     17.728
Value at beginning of period                                        $     28.686   $     24.800   $     21.988
Value at end of period                                                   134,360        148,051        188,162
Number of accumulation units outstanding at end of period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                        $     17.834   $     15.727
Value at end of period                                              $     23.713   $     17.834
Number of accumulation units outstanding at end of period                  5,532          2,089
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     18.691   $     14.418   $     11.345
Value at end of period                                              $     22.887   $     18.691   $     14.418
Number of accumulation units outstanding at end of period                 31,248         23,367         11,672
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                        $     10.872   $      8.579
Value at end of period                                              $     12.403   $     10.872
Number of accumulation units outstanding at end of period                  1,361          1,230
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                        $      8.800   $      7.685
Value at end of period                                              $      9.604   $      8.800
Number of accumulation units outstanding at end of period                  1,041            807
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     12.372   $     11.908   $     11.572
Value at end of period                                              $     12.806   $     12.372   $     11.908
Number of accumulation units outstanding at end of period                 28,274         32,767         23,882

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      11.50   $     11.920   $     14.395   $     12.344
Value at end of period                                              $      14.78   $      11.50   $     11.920   $     14.395
Number of accumulation units outstanding at end of period                     32             32             32             33
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)      $      14.25   $     18.845   $     18.396   $     17.497
Value at beginning of period                                        $      19.30   $      14.25   $     18.845   $     18.396
Value at end of period                                                     4,087          1,379          1,605          1,843
Number of accumulation units outstanding at end of period
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                        $       6.44
Value at end of period                                              $       6.78
Number of accumulation units outstanding at end of period                    520
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                                                                     $     16.319
Value at end of period                                                                                           $     15.812
Number of accumulation units outstanding at end of period                                                                   0
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      12.88   $     15.163   $     17.403   $     17.783
Value at end of period                                              $      15.78   $      12.88   $     15.163   $     17.403
Number of accumulation units outstanding at end of period                  2,270            670            671            775
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                                                     $     14.774
Value at end of period                                                                                           $     14.898
Number of accumulation units outstanding at end of period                                                                   0
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                        $      13.25   $     18.172   $     20.412   $     18.801
Value at end of period                                              $      16.27   $      13.25   $     18.172   $     20.412
Number of accumulation units outstanding at end of period                  2,047   $      1,698          3,848            762
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      20.60   $     22.348   $     23.807   $     24.717
Value at end of period                                              $      23.14   $      20.60   $     22.348   $     23.807
Number of accumulation units outstanding at end of period                  5,148          7,451          9,179          6,368

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     10.982   $     13.870   $     12.300
Value at end of period                                              $     12.344   $     10.982   $     13.870
Number of accumulation units outstanding at end of period                    191            753          4,339
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)      $     13.574   $     13.320
Value at beginning of period                                        $     17.497   $     13.574
Value at end of period                                                     1,733            797
Number of accumulation units outstanding at end of period
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     15.030   $     14.406   $     12.428
Value at end of period                                              $     16.319   $     15.030   $     14.406
Number of accumulation units outstanding at end of period                    470            458          7,855
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     15.786   $     15.364   $     12.994
Value at end of period                                              $     17.783   $     15.786   $     15.364
Number of accumulation units outstanding at end of period                  1,438          1,718            911
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                        $     14.003   $     13.292   $     12.076
Value at end of period                                              $     14.774   $     14.003   $     13.292
Number of accumulation units outstanding at end of period                    502          1,188            397
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period                                        $     15.960   $     14.467
Value at end of period                                              $     18.801   $     15.960
Number of accumulation units outstanding at end of period                    299             54
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     19.794   $     14.963   $     12.742
Value at end of period                                              $     24.717   $     19.794   $     14.963
Number of accumulation units outstanding at end of period                  6,163          7,705          7,255

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      18.69   $     17.170   $     16.179   $     15.456
Value at end of period                                              $      19.59   $      18.69   $     17.170   $     16.179
Number of accumulation units outstanding at end of period                  3,409          3,310          1,348          3,166
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      13.18   $     18.202   $     24.552   $     29.166
Value at end of period                                              $      17.10   $      13.18   $     18.202   $     24.552
Number of accumulation units outstanding at end of period                  7,753          6,851         10,801         12,556
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      12.85   $     18.097   $     30.344   $     45.177
Value at end of period                                              $      17.10   $      12.85   $     18.097   $     30.344
Number of accumulation units outstanding at end of period                 17,492         21,635         27,005         34,444
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $      16.02   $     21.829   $     28.571   $     34.390
Value at end of period                                              $      19.57   $      16.02   $     21.829   $     28.571
Number of accumulation units outstanding at end of period                 17,910         23,371         30,915         33,746
LORD ABBETT SERIES FUND - GROWTH AND INCOME
(Funds were first received in this option during July 2003)
Value at beginning of period                                        $       8.95
Value at end of period                                              $      10.10
Number of accumulation units outstanding at end of period                  5,135
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                        $       7.54
Value at end of period                                              $      10.19
Number of accumulation units outstanding at end of period                    533
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                        $      10.74   $     14.007   $     16.166   $     15.615
Value at end of period                                              $      15.14   $      10.74   $     14.007   $     16.166
Number of accumulation units outstanding at end of period                 14,098          3,483          4,399          2,910
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                        $      11.06   $     10.449   $     10.117   $     10.006
Value at end of period                                              $      12.86   $      11.06   $     10.449   $     10.117
Number of accumulation units outstanding at end of period                    228            152            152            153

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     15.442   $     14.367   $     13.043
Value at end of period                                              $     15.456   $     15.442   $     14.367
Number of accumulation units outstanding at end of period                  2,080          3,883          2,833
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     20.562   $     15.386   $     12.975
Value at end of period                                              $     29.166   $     20.562   $     15.386
Number of accumulation units outstanding at end of period                 11,840          4,445          3,305
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     20.345   $     15.382   $     12.282
Value at end of period                                              $     45.177   $     20.345   $     15.382
Number of accumulation units outstanding at end of period                 29,490         12,305         10,357
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period                                        $     21.228   $     16.714   $     14.460
Value at end of period                                              $     34.390   $     21.228   $     16.714
Number of accumulation units outstanding at end of period                 31,115         28,230         23,481
LORD ABBETT SERIES FUND - GROWTH AND INCOME
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                        $     10.001   $      9.378
Value at end of period                                              $     15.615   $     10.001
Number of accumulation units outstanding at end of period                    953             24
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                        $      9.878   $      9.886
Value at end of period                                              $     10.006   $      9.878
Number of accumulation units outstanding at end of period                    114             67

                                                                        2003           2002           2001           2000
                                                                    ------------   ------------   ------------   ------------
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period                                        $       9.30
Value at end of period                                              $       9.61
Number of accumulation units outstanding at end of period                    244
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period                                        $       7.99
Value at end of period                                              $      11.79
Number of accumulation units outstanding at end of period                    317

                                                                        1999           1998           1997
                                                                    ------------   ------------   ------------
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                         CONDENSED FINANCIAL INFORMATION

                                     TABLE V
                     FOR CONTRACTS CONTAINING LIMITS ON FEES
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     17.33   $    19.354   $    22.333   $    24.217
Value at end of period                                                        $     21.98   $     17.33   $    19.354   $    22.333
Number of accumulation units outstanding at end of period                          22,238        18,503        11,769         8,064
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     15.06   $    18.363   $    19.565   $    18.272
Value at end of period                                                        $     19.39   $     15.06   $    18.363   $    19.565
Number of accumulation units outstanding at end of period                          16,683        28,494         5,108         7,656
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     12.83   $    18.588   $    22.858   $    25.999
Value at end of period                                                        $     16.83   $     12.83   $    18.588   $    22.858
Number of accumulation units outstanding at end of period                          13,739        16,200        30,698        29,626
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period                                                  $     12.60
Value at end of period                                                        $     13.46
Number of accumulation units outstanding at end of period                             680
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     15.27   $    18.876   $    26.160   $    32.942
Value at end of period                                                        $     19.52   $     15.27   $    18.876   $    26.160
Number of accumulation units outstanding at end of period                           1,614         1,614         2,389         4,808
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     18.73   $    27.159   $    36.551   $    39.254
Value at end of period                                                        $     23.69   $     18.73   $    27.159   $    36.551
Number of accumulation units outstanding at end of period                           5,195         9,460         9,287        11,362
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     10.60
Value at end of period                                                        $     11.29
Number of accumulation units outstanding at end of period                           1,354

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    19.735   $    15.374   $    13.535
Value at end of period                                                        $    24.217   $    19.735   $    15.374
Number of accumulation units outstanding at end of period                          13,750        14,618        13,675
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    17.400   $    15.784   $    14.017
Value at end of period                                                        $    18.272   $    17.400   $    15.784
Number of accumulation units outstanding at end of period                          11,370        13,539        35,342
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    19.155   $    13.904   $    12.498
Value at end of period                                                        $    25.999   $    19.155   $    13.904
Number of accumulation units outstanding at end of period                          32,858        24,195         3,029
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    21.057   $    17.903   $    17.682
Value at end of period                                                        $    32.942   $    21.057   $    17.903
Number of accumulation units outstanding at end of period                           4,496         5,245         3,986
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    26.713   $    21.343   $    21.038
Value at end of period                                                        $    39.254   $    26.713   $    21.343
Number of accumulation units outstanding at end of period                           9,451         9,947         8,563
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $      9.64   $    15.086   $    20.426   $    29.040
Value at end of period                                                        $     13.15   $      9.64   $    15.086   $    20.426
Number of accumulation units outstanding at end of period                          15,712         9,981        15,417        13,795
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     14.54   $    19.189   $    21.643   $    21.922
Value at end of period                                                        $     18.80   $     14.54   $    19.189   $    21.643
Number of accumulation units outstanding at end of period                           9,380         6,422         6,688         4,920
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $     10.37   $    13.976   $    17.889   $    18.963
Value at end of period                                                        $     12.79   $     10.37   $    13.976   $    17.889
Number of accumulation units outstanding at end of period                         108,922       121,245       141,938       162,448
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     20.53   $    23.119   $    24.379   $    24.762
Value at end of period                                                        $     24.16   $     20.53   $    23.119   $    24.379
Number of accumulation units outstanding at end of period                         210,963       226,171       340,426       361,203
ING VP BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     17.55   $    16.378   $    15.229   $    14.042
Value at end of period                                                        $     18.45   $     17.55   $    16.378   $    15.229
Number of accumulation units outstanding at end of period                         248,725       332,174       362,413       364,573
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $      2.59   $     4.454   $     5.841   $     9.564
Value at end of period                                                        $      3.73   $      2.59   $     4.454   $     5.841
Number of accumulation units outstanding at end of period                     $    10,422         1,785         7,505         7,135
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     15.37   $    20.700   $    25.624   $    29.069
Value at end of period                                                        $     19.19   $     15.37   $    20.700   $    25.624
Number of accumulation units outstanding at end of period                       1,674,699     1,943,271     2,540,138     2,862,933
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period                                                                $    17.668   $    18.720
Value at end of period                                                                      $     16.46   $    17.668
Number of accumulation units outstanding at end of period                                             0         2,331

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    19.489   $    15.219   $    15.411
Value at end of period                                                        $    29.040   $    19.489   $    15.219
Number of accumulation units outstanding at end of period                          12,142        11,330        11,848
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    18.146   $    14.400   $    14.112
Value at end of period                                                        $    21.922   $    18.146   $    14.400
Number of accumulation units outstanding at end of period                           4,491         4,730         3,310
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                  $    15.481   $    12.744   $    12.995
Value at end of period                                                        $    18.963   $    15.481   $    12.744
Number of accumulation units outstanding at end of period                         135,420       148,963       141,582
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    22.015   $    19.016   $    16.898
Value at end of period                                                        $    24.762   $    22.015   $    19.016
Number of accumulation units outstanding at end of period                         383,141       452,764       477,504
ING VP BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    14.304   $    13.373   $    12.747
Value at end of period                                                        $    14.042   $    14.304   $    13.373
Number of accumulation units outstanding at end of period                         387,135       452,992       489,431
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    25.005   $    22.060   $    19.527
Value at end of period                                                        $    29.069   $    25.005   $    22.060
Number of accumulation units outstanding at end of period                       3,297,663     3,821,349     4,106,796
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     13.95   $    13.905   $    13.547   $    12.894
Value at end of period                                                        $     13.91   $     13.95   $    13.905   $    13.547
Number of accumulation units outstanding at end of period                         236,795       340,943       362,580       424,946
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     11.66   $    12.062   $    14.530   $    12.428
Value at end of period                                                        $     15.03   $     11.66   $    12.062   $    14.530
Number of accumulation units outstanding at end of period                             882           882         1,753         1,753
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     13.63   $    15.207   $    16.499   $    16.579
Value at end of period                                                        $     16.14   $     13.63   $    15.207   $    16.499
Number of accumulation units outstanding at end of period                           9,896         9,897         9,895         9,913
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     13.33   $    15.591   $    17.786   $    18.066
Value at end of period                                                        $     16.42   $     13.33   $    15.591   $    17.786
Number of accumulation units outstanding at end of period                          18,356        19,199        21,776        21,776
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during July 2002 and June 1997)
Value at beginning of period                                                  $     14.30   $    14.410
Value at end of period                                                        $     16.10   $     14.30
Number of accumulation units outstanding at end of period                          20,520        22,791
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     20.89   $    22.613   $    24.030   $    24.886
Value at end of period                                                        $     23.53   $     20.89   $    22.613   $    24.030
Number of accumulation units outstanding at end of period                          12,261        23,295        30,038        16,214
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $     18.96   $    17.375   $    16.331   $    15.562
Value at end of period                                                        $     19.92   $     18.96   $    17.375   $    16.331
Number of accumulation units outstanding at end of period                           6,728         8,978         3,110         3,110
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     13.37   $    18.419   $    24.782   $    29.366
Value at end of period                                                        $     17.39   $     13.37   $    18.419   $    24.782
Number of accumulation units outstanding at end of period                          21,577        22,476        45,290        46,192

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    12.425   $    11.930   $    11.654
Value at end of period                                                        $    12.894   $    12.425   $    11.930
Number of accumulation units outstanding at end of period                         457,619       505,775       580,412
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    11.030   $    13.896   $    13.610
Value at end of period                                                        $    12.428   $    11.030   $    13.896
Number of accumulation units outstanding at end of period                           1,753         1,753         1,753
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    15.179   $    14.461   $    13.178
Value at end of period                                                        $    16.579   $    15.179   $    14.461
Number of accumulation units outstanding at end of period                           9,939        10,769        10,798
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    15.942   $    15.422   $    13.943
Value at end of period                                                        $    18.066   $    15.942   $    15.422
Number of accumulation units outstanding at end of period                          21,776        24,014        23,868
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during July 2002 and June 1997)
Value at beginning of period                                                  $    14.141   $    13.343   $    12.335
Value at end of period                                                        $    14.497   $    14.141   $    13.343
Number of accumulation units outstanding at end of period                               0         1,958         2,254
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    19.880   $    14.990   $    13.554
Value at end of period                                                        $    24.886   $    19.880   $    14.990
Number of accumulation units outstanding at end of period                          12,101         6,712         2,819
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period                                                  $    15.509   $    14.630
Value at end of period                                                        $    15.562   $    15.509
Number of accumulation units outstanding at end of period                           3,110         5,158
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    20.651   $    15.414   $    13.985
Value at end of period                                                        $    29.366   $    20.651   $    15.414
Number of accumulation units outstanding at end of period                          29,284         1,028           750

                                                                                 2003          2002          2001          2000
                                                                              -----------   -----------   -----------   -----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     13.03   $    18.313   $    30.628   $    45.486
Value at end of period                                                        $     17.39   $     13.03   $    18.313   $    30.628
Number of accumulation units outstanding at end of period                          19,778        27,927        34,366        37,118
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $     16.25   $    22.088   $    28.839   $    34.626
Value at end of period                                                        $     19.90   $     16.25   $    22.088   $    28.839
Number of accumulation units outstanding at end of period                          20,915        26,439        36,002        42,596

                                                                                 1999          1998          1997
                                                                              -----------   -----------   -----------
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    20.433   $    15.410   $    13.806
Value at end of period                                                        $    45.486   $    20.433   $    15.410
Number of accumulation units outstanding at end of period                          34,550        24,373        19,818
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period                                                  $    21.320   $    16.745   $    15.851
Value at end of period                                                        $    34.626   $    21.320   $    16.745
Number of accumulation units outstanding at end of period                          44,861        45,971        44,433

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE VI
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 2003          2002
                                                                              -----------   -----------
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      9.05
Value at end of period                                                        $     11.86
Number of accumulation units outstanding at end of period                              11
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      9.55
Value at end of period                                                        $     11.56
Number of accumulation units outstanding at end of period                             391
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $     17.33   $     9.700
Value at end of period                                                        $     12.24   $     17.33
Number of accumulation units outstanding at end of period                          25,359         2,695
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.78
Value at end of period                                                        $     12.13
Number of accumulation units outstanding at end of period                           5,511
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.80
Value at end of period                                                        $     12.19
Number of accumulation units outstanding at end of period                           5,490
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.09
Value at end of period                                                        $     12.04
Number of accumulation units outstanding at end of period                           1,756
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.31
Value at end of period                                                        $     12.02
Number of accumulation units outstanding at end of period                           1,539

                                                                                 2003          2002
                                                                              -----------   -----------
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     12.26
Value at end of period                                                        $     13.05
Number of accumulation units outstanding at end of period                           3,883
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      9.30   $     9.470
Value at end of period                                                        $     12.48   $      9.30
Number of accumulation units outstanding at end of period                          13,234         3,605
ING BARON SMALL CAP GROWTH PORTFOIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      9.68   $     9.860
Value at end of period                                                        $     12.79   $      9.68
Number of accumulation units outstanding at end of period                           8,762         1,709
ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     10.64
Value at end of period                                                        $     11.70
Number of accumulation units outstanding at end of period                             309
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.15
Value at end of period                                                        $     11.27
Number of accumulation units outstanding at end of period                             575
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period                                                  $     10.67
Value at end of period                                                        $     13.32
Number of accumulation units outstanding at end of period                          14,795
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.79
Value at end of period                                                        $     11.86
Number of accumulation units outstanding at end of period                             287
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     12.12
Value at end of period                                                        $     12.69
Number of accumulation units outstanding at end of period                           2,348

                                                                                 2003          2002
                                                                              -----------   -----------
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $     10.72   $    10.400
Value at end of period                                                        $     10.82   $     10.72
Number of accumulation units outstanding at end of period                          20,489         5,896
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.77
Value at end of period                                                        $     12.55
Number of accumulation units outstanding at end of period                           5,591
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period                                                  $     11.20
Value at end of period                                                        $     12.80
Number of accumulation units outstanding at end of period                           1,191
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.82
Value at end of period                                                        $     12.14
Number of accumulation units outstanding at end of period                             328
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      9.30
Value at end of period                                                        $     12.68
Number of accumulation units outstanding at end of period                           3,154
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $     10.11
Value at end of period                                                        $     12.38
Number of accumulation units outstanding at end of period                           7,313
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      9.56
Value at end of period                                                        $     11.54
Number of accumulation units outstanding at end of period                              12
ING VP BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $     10.51
Value at end of period                                                        $     10.94
Number of accumulation units outstanding at end of period                           4,656

                                                                                 2003          2002
                                                                              -----------   -----------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.44
Value at end of period                                                        $     12.23
Number of accumulation units outstanding at end of period                             223
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $     15.16   $     9.420
Value at end of period                                                        $     11.38   $     15.16
Number of accumulation units outstanding at end of period                          69,060        94,985
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.75
Value at end of period                                                        $     11.74
Number of accumulation units outstanding at end of period                           1,082
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      9.04
Value at end of period                                                        $     11.88
Number of accumulation units outstanding at end of period                             228
ING VP INDEX PLUS LARGE CAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      9.01
Value at end of period                                                        $     11.86
Number of accumulation units outstanding at end of period                           2,725
ING VP INDEX PLUS MID CAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      9.09
Value at end of period                                                        $     12.63
Number of accumulation units outstanding at end of period                           6,665
ING VP INDEX PLUS SMALL CAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.72
Value at end of period                                                        $     12.66
Number of accumulation units outstanding at end of period                           1,290
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      8.83   $     8.940
Value at end of period                                                        $     11.37   $      8.83
Number of accumulation units outstanding at end of period                           8,319         3,553

                                                                                 2003          2002
                                                                              -----------   -----------
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $     10.02
Value at end of period                                                        $     10.02
Number of accumulation units outstanding at end of period                           3,292
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.49
Value at end of period                                                        $     12.44
Number of accumulation units outstanding at end of period                           1,096
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period                                                  $     10.99
Value at end of period                                                        $     11.71
Number of accumulation units outstanding at end of period                             234
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.61
Value at end of period                                                        $     11.21
Number of accumulation units outstanding at end of period                             855
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $     20.89   $     9.950
Value at end of period                                                        $     11.18   $     20.89
Number of accumulation units outstanding at end of period                          29,882         3,375
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $     10.66
Value at end of period                                                        $     11.13
Number of accumulation units outstanding at end of period                           1,301
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.72
Value at end of period                                                        $     12.04
Number of accumulation units outstanding at end of period                           3,769
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      9.24
Value at end of period                                                        $     12.78
Number of accumulation units outstanding at end of period                           5,301

                                                                                 2003          2002
                                                                              -----------   -----------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.44
Value at end of period                                                        $     11.12
Number of accumulation units outstanding at end of period                           8,396
LORD ABBETT SERIES FUND - GROWTH AND INCOME
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.88
Value at end of period                                                        $     12.27
Number of accumulation units outstanding at end of period                           4,057
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period                                                  $      9.87   $    10.090
Value at end of period                                                        $     12.20   $      9.87
Number of accumulation units outstanding at end of period                           2,838         4,844
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.41
Value at end of period                                                        $     12.73
Number of accumulation units outstanding at end of period                          12,870
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $     10.65
Value at end of period                                                        $     12.23
Number of accumulation units outstanding at end of period                           9,741
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period                                                  $      8.87
Value at end of period                                                        $     11.55
Number of accumulation units outstanding at end of period                           2,133
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period                                                  $     11.16
Value at end of period                                                        $     13.17
Number of accumulation units outstanding at end of period                               8

                          FOR MASTER APPLICATIONS ONLY

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT B GROUP DEFERRED VARIABLE PROSPECTUS DATED MAY 1, 2004 FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS, AS WELL AS A PROSPECTUS FOR THE GUARANTEED ACCUMULATION ACCOUNT AND ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

___ PLEASE SEND AN ACCOUNT B STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.75996-04) DATED MAY 1, 2004.

___ PLEASE SEND THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING LIFE INSURANCE AND ANNUITY COMPANY.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER' S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.75996-04

                                     PART B

                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004


Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 2004.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                       ING
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                             Hartford, CT 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                                                           Page
   General Information and History                                                         2
   Variable Annuity Account B                                                              2
   Offering and Purchase of Contracts                                                      4
   Income Phase Payments                                                                   4
   Sales Material and Advertising                                                          5
   Independent Auditors                                                                    6
   Financial Statements of the Separate Account                                            S-1
   Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries         C-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).


As of December 31, 2003, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $22 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2002. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:


-  AIM V.I. Capital Appreciation Fund (Series I)
-  AIM V.I. Core Equity Fund (Series I)
-  AIM V.I. Growth Fund (Series I)
-  AIM V.I. Premier Equity Fund (Series I)
-  Calvert Social Balanced Portfolio
-  Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
-  Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
-  Fidelity(R) VIP Growth Portfolio (Initial Class)
-  Fidelity(R) VIP Overseas Portfolio (Initial Class)
-  Franklin Small Cap Value Securities Fund (Class 2)
- ING Aeltus Enhanced Index Portfolio (formerly ING DSI Enhanced Index Portfolio) (Service Class)
-  ING Alger Aggressive Growth Portfolio (Service Class)
-  ING Alger Growth Portfolio (Service Class)
-  ING American Century Small Cap Value Portfolio (Service Class)
-  ING Baron Small Cap Growth Portfolio (Service Class)
-  ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)(1)
-  ING JPMorgan Fleming International Portfolio  (Initial Class)
-  ING JPMorgan Mid Cap Value Portfolio (Service Class)
-  ING Julius Baer Foreign Portfolio (Class S)(5)
-  ING MFS Capital Opportunities Portfolio (Initial Class)
-  ING MFS Global Growth Portfolio (Service Class)
-  ING MFS Total Return Portfolio (Class S)
-  ING OpCap Balanced Value Portfolio (Service Class)
-  ING PIMCO Total Return Portfolio (Service Class)
-  ING Salomon Brothers Aggressive Growth Portfolio  (Initial Class)
-  ING Salomon Brothers Fundamental Value Portfolio  (Service Class)
-  ING Salomon Brothers Investors Value Portfolio (Service Class)
-  ING Stock Index Portfolio (Class I)(5)
-  ING T. Rowe Price Equity Income Portfolio (Class S)
-  ING T. Rowe Price Growth Equity Portfolio (Initial Class)
- ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical Asset Allocation Portfolio) (Service Class)
-  ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS
     Research Equity Portfolio) (Initial Class)
-  ING Van Kampen Comstock Portfolio (Service Class)
-  ING VP Balanced Portfolio, Inc. (Class I)(2)
-  ING VP Bond Portfolio (Class I)(2)
-  ING VP Financial Services Portfolio (Class I)(5)
- ING VP Global Science and Technology Portfolio (formerly ING VP Technology Portfolio) (Class I)(2)
-  ING VP Growth and Income Portfolio (Class I)(2)
-  ING VP Growth Portfolio (Class I)(2)
-  ING VP Index Plus LargeCap Portfolio (Class I)(2)
-  ING VP Index Plus MidCap Portfolio (Class I)(2)
-  ING VP Index Plus SmallCap Portfolio (Class I)(2)
-  ING VP International Equity Portfolio (Class I)(2)
-  ING VP International Value Portfolio (Class I)(2)
-  ING VP MagnaCap Portfolio (Class I)(2)
-  ING VP MidCap Opportunities Portfolio (Class I) (2)(3)
-  ING VP Money Market Portfolio (Class I)(2)
-  ING VP Natural Resources Trust(4)
-  ING VP Real Estate Portfolio (Class I)(5)
-  ING VP Small Company Portfolio (Class I)(2)
-  ING VP SmallCap Opportunities Portfolio (Class I)(2)
-  ING VP Strategic Allocation Balanced Portfolio (Class I)(2)
-  ING VP Strategic Allocation Growth Portfolio (Class I)(2)
-  ING VP Strategic Allocation Income Portfolio (Class I)(2)
-  ING VP Value Opportunity Portfolio (Class I)(2)
-  Janus Aspen Balanced Portfolio (Institutional Shares)
-  Janus Aspen Flexible Income Portfolio (Institutional Shares)
-  Janus Aspen Growth Portfolio (Institutional Shares)
-  Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
-  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
-  Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)
-  Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
-  Oppenheimer Global Securities Fund/VA
-  Oppenheimer Strategic Bond Fund/VA
-  PIMCO VIT Real Return Portfolio (Administrative Class)(5)
-  Pioneer Equity Income VCT Portfolio (Class I)
-  Pioneer Fund VCT Portfolio (Class I)
-  Pioneer High Yield VCT Portfolio (Class I)(5)
-  Pioneer Mid Cap Value VCT Portfolio (Class I)
-  Wanger Select(5)
-  Wanger U.S. Smaller Companies(5)

(1) Goldman Sachs(R)is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(2) Effective May 3, 2004 Class R shares of this fund have been renamed as Class I shares.
(3) Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R.
(4)  Effective May 1, 2004 this fund is available to all plans.
(5)  This fund is scheduled to be available on May 10, 2004.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."


Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $83,358.64, $94,896.76, and $95,466.36, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.


                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be
20.414. The value of this number of Annuity Units will be paid in each subsequent month.


Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13. 405928, which produces a payment of $273.67.


                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.



*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.


                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

FINANCIAL STATEMENTS
ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                                            2

Audited Financial Statements

Statements of Assets and Liabilities                                      5
Statements of Operations                                                 29
Statements of Changes in Net Assets                                      53
Notes to Financial Statements                                            83

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund - Series I Shares
  AIM V.I. Core Equity Fund - Series I Shares
  AIM V.I. Government Securities Fund - Series I Shares
  AIM V.I. Growth Fund - Series I Shares
  AIM V.I. Premier Equity Fund - Series I Shares
Alger American Funds:
  Alger American Balanced Portfolio
  Alger American Income & Growth Portfolio
  Alger American Leveraged AllCap Portfolio
AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein VPSF Growth and Income Class A
  AllianceBernstein VPSF Premier Growth Class A
  AllianceBernstein VPSF Quasar Class A
American Century(R) Investments:
  American Century(R) VP Balanced Fund
  American Century(R) VP International Fund
Calvert Social Balanced Portfolio
Federated Insurance Series:
  Federated American Leaders Fund II
  Federated Capital Income Fund II
  Federated Equity Income Fund II
  Federated Fund for U.S. Government Securities II
  Federated Growth Strategies Fund II
  Federated High Income Bond Fund II
  Federated International Equity Fund II
  Federated Prime Money Fund II
Fidelity(R) Variable Insurance Products Fund:
  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class
  Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class
  Fidelity(R) VIP Growth Portfolio - Initial Class
  Fidelity(R) VIP High Income Portfolio - Initial Class
  Fidelity(R) VIP Index 500 Portfolio - Initial Class
  Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
  Fidelity(R) VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
  ING GET Fund - Series D
  ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H

  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series M
  ING GET Fund - Series N
  ING GET Fund - Series P
  ING GET Fund - Series Q
  ING GET Fund - Series R
  ING GET Fund - Series S
  ING GET Fund - Series T
  ING GET Fund - Series U
  ING GET Fund - Series V
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolio, Inc.:
  ING VP Strategic Allocation Balanced Portfolio - Class R
  ING VP Strategic Allocation Growth Portfolio - Class R
  ING VP Strategic Allocation Income Portfolio - Class R
ING Investors Trust:
  ING MFS Total Return Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
ING Partners, Inc.:
  ING Alger Aggressive Growth Portfolio - Service Class
  ING Alger Growth Portfolio - Service Class
  ING American Century Small Cap Value Portfolio - Service Class ING Baron Small Cap Growth Portfolio - Service Class
  ING DSI Enhanced Index Portfolio - Service Class
  ING Goldman Sachs(R) Capital Growth Portfolio - Service Class ING JPMorgan Fleming International Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING MFS Capital Opportunities Portfolio - Initial Class
  ING MFS Global Growth Portfolio - Service Class
  ING MFS Research Equity Portfolio - Initial Class
  ING OpCap Balanced Value Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Fundamental Value Portfolio - Service Class ING Salomon Brothers Investors Value Portfolio - Service Class ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING UBS Tactical Asset Allocation Portfolio - Service Class
  ING Van Kampen Comstock Portfolio - Service Class
ING Variable Funds:
  ING VP Growth and Income Portfolio - Class R
ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 1
  ING GET U.S. Core Portfolio - Series 2
  ING GET U.S. Core Portfolio - Series 3
ING Variable Portfolios, Inc.:
  ING VP Growth Portfolio - Class R
  ING VP Index Plus LargeCap Portfolio - Class R
  ING VP Index Plus MidCap Portfolio - Class R
  ING VP Index Plus SmallCap Portfolio - Class R
  ING VP International Equity Portfolio - Class R
  ING VP Small Company Portfolio - Class R
  ING VP Technology Portfolio - Class R
  ING VP Value Opportunity Portfolio - Class R
ING Variable Products Trust:
  ING VP Growth Opportunities Portfolio - Class R
  ING VP Growth Opportunities Portfolio - Class S
  ING VP International Value Portfolio - Class R
  ING VP MagnaCap Portfolio - Class R
  ING VP MagnaCap Portfolio - Class S
  ING VP MidCap Opportunities Portfolio - Class R
  ING VP MidCap Opportunities Portfolio - Class S
  ING VP SmallCap Opportunities Portfolio - Class R

  ING VP SmallCap Opportunities Portfolio - Class S
Janus Aspen Series:
  Janus Aspen Balanced Portfolio - Inst Shares
  Janus Aspen Flexible Income Portfolio - Inst Shares
  Janus Aspen Growth Portfolio - Inst Shares
  Janus Aspen Mid Cap Growth Portfolio - Inst Shares
  Janus Aspen Worldwide Growth Portfolio - Inst Shares
Lord Abbett Funds:
  Lord Abbett Growth and Income Portfolio
  Lord Abbett Mid-Cap Value Portfolio
MFS(R) Funds:
  MFS(R) Global Governments Series
  MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer Main Street(R) Fund/VA
  Oppenheimer Strategic Bond Fund/VA
Pioneer Variable Contracts Trust:
  Pioneer Equity Income VCT Portfolio - Class I
  Pioneer Fund VCT Portfolio - Class I
  Pioneer Mid Cap Value VCT Portfolio - Class I
Prudential Series Fund, Inc.:
  Jennison Portfolio - Class II Shares
  SP Jennison International Growth Portfolio - Class II Shares
UBS Series Trust:
  UBS Tactical Allocation Portfolio - Class I

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP


Atlanta, Georgia
March 15, 2004

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        AIM V.I.                        AIM V.I.                        AIM V.I.
                                         CAPITAL        AIM V.I.       GOVERNMENT       AIM V.I.         PREMIER
                                      APPRECIATION     CORE EQUITY     SECURITIES        GROWTH          EQUITY
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      17,500   $      34,908   $      15,026   $      18,067   $      42,830
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 17,500          34,908          15,026          18,067          42,830
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      17,500   $      34,908   $      15,026   $      18,067   $      42,830
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      16,418   $      29,543   $      15,026   $      16,798   $      40,439
Contracts in payout (annuitization)
   period                                     1,082           5,365               -           1,269           2,391
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      17,500   $      34,908   $      15,026   $      18,067   $      42,830
                                      =============   =============   =============   =============   =============
Total number of shares                      822,346       1,667,044       1,228,608       1,218,249       2,117,163
                                      =============   =============   =============   =============   =============
Cost of shares                        $      16,939   $      33,390   $      15,267   $      18,318   $      45,615
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                          ALGER           ALGER         ALLIANCE        ALLIANCE
                                          ALGER         AMERICAN        AMERICAN        BERNSTEIN       BERNSTEIN
                                        AMERICAN        INCOME &        LEVERAGED      VPSF GROWTH    VPSF PREMIER
                                        BALANCED         GROWTH          ALLCAP        AND INCOME        GROWTH
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  2,367           6,470           6,443          34,971           7,314
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
                                      =============   =============   =============   =============   =============
Total number of shares                      179,846         690,542         229,364       1,604,168         338,936
                                      =============   =============   =============   =============   =============
Cost of shares                        $       2,284   $       6,887   $       6,796   $      34,038   $       7,374
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        ALLIANCE        AMERICAN        AMERICAN
                                        BERNSTEIN      CENTURY(R)      CENTURY(R)        CALVERT        FEDERATED
                                          VPSF             VP              VP            SOCIAL         AMERICAN
                                         QUASAR         BALANCED      INTERNATIONAL     BALANCED         LEADERS
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       3,918   $       1,420   $       1,346   $       2,228   $      51,717
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  3,918           1,420           1,346           2,228          51,717
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       3,918   $       1,420   $       1,346   $       2,228   $      51,717
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       3,918   $       1,420   $       1,346   $       2,228   $      51,632
Contracts in payout (annuitization)
   period                                         -               -               -               -              85
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       3,918   $       1,420   $       1,346   $       2,228   $      51,717
                                      =============   =============   =============   =============   =============
Total number of shares                      385,297         210,706         209,301       1,267,338       2,707,703
                                      =============   =============   =============   =============   =============
Cost of shares                        $       3,317   $       1,335   $       1,352   $       2,138   $      53,375
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                        FEDERATED
                                        FEDERATED       FEDERATED      FUND FOR US      FEDERATED       FEDERATED
                                         CAPITAL         EQUITY        GOVERNMENT        GROWTH        HIGH INCOME
                                         INCOME          INCOME        SECURITIES      STRATEGIES         BOND
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       6,460   $      11,005   $       9,833   $      11,813   $      15,774
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  6,460          11,005           9,833          11,813          15,774
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       6,460   $      11,005   $       9,833   $      11,813   $      15,774
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       6,443   $      10,912   $       9,830   $      11,813   $      15,754
Contracts in payout (annuitization)
   period                                        17              93               3               -              20
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       6,460   $      11,005   $       9,833   $      11,813   $      15,774
                                      =============   =============   =============   =============   =============
Total number of shares                      765,453         907,239         835,471         648,725       1,974,219
                                      =============   =============   =============   =============   =============
Cost of shares                        $       8,665   $      12,440   $       9,465   $      17,049   $      15,223
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        FEDERATED       FEDERATED      FIDELITY(R)     FIDELITY(R)     FIDELITY(R)
                                      INTERNATIONAL       PRIME         VIP ASSET          VIP         VIP EQUITY-
                                         EQUITY           MONEY        MANAGER(SM)    CONTRAFUND(R)      INCOME
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       6,565   $       4,930   $      12,034   $     188,055   $     192,149
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  6,565           4,930          12,034         188,055         192,149
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       6,565   $       4,930   $      12,034   $     188,055   $     192,149
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       6,520   $       4,930   $      12,034   $     188,055   $     192,149
Contracts in payout (annuitization)
   period                                        45               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       6,565   $       4,930   $      12,034   $     188,055   $     192,149
                                      =============   =============   =============   =============   =============
Total number of shares                      566,464       4,929,941         832,202       8,130,350       8,289,421
                                      =============   =============   =============   =============   =============
Cost of shares                        $      11,119   $       4,930   $      11,306   $     166,186   $     175,158
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                       FIDELITY(R)
                                                       FIDELITY(R)     FIDELITY(R)         VIP         FIDELITY(R)
                                       FIDELITY(R)      VIP HIGH           VIP         INVESTMENT          VIP
                                       VIP GROWTH        INCOME         INDEX 500      GRADE BOND       OVERSEAS
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $     125,864   $      56,970   $      74,266   $       2,244   $      13,904
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                125,864          56,970          74,266           2,244          13,904
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $     125,864   $      56,970   $      74,266   $       2,244   $      13,904
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $     125,864   $      54,477   $      74,266   $       2,244   $      13,904
Contracts in payout (annuitization)
   period                                         -           2,493               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $     125,864   $      56,970   $      74,266   $       2,244   $      13,904
                                      =============   =============   =============   =============   =============
Total number of shares                    4,054,892       8,197,185         588,804         164,409         891,878
                                      =============   =============   =============   =============   =============
Cost of shares                        $     127,838   $      48,899   $      71,884   $       2,081   $      12,868
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        FRANKLIN
                                          SMALL          ING GET         ING GET         ING GET         ING GET
                                        CAP VALUE        FUND -          FUND -          FUND -          FUND -
                                       SECURITIES       SERIES D        SERIES E        SERIES G        SERIES H
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         662   $      86,431   $     238,886   $     138,281   $     105,009
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    662          86,431         238,886         138,281         105,009
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         662   $      86,431   $     238,886   $     138,281   $     105,009
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         662   $      86,431   $     238,886   $     138,281   $     105,009
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         662   $      86,431   $     238,886   $     138,281   $     105,009
                                      =============   =============   =============   =============   =============
Total number of shares                       52,226       9,435,712      24,627,419      14,081,614      10,459,101
                                      =============   =============   =============   =============   =============
Cost of shares                        $         535   $      92,027   $     243,729   $     140,594   $     105,295
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET         ING GET         ING GET         ING GET         ING GET
                                         FUND -          FUND -          FUND -          FUND -          FUND -
                                        SERIES I        SERIES J        SERIES K        SERIES L        SERIES M
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 74,750          60,090          70,505          66,868          94,718
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
                                      =============   =============   =============   =============   =============
Total number of shares                    7,423,043       6,021,011       6,925,817       6,614,045       9,304,356
                                      =============   =============   =============   =============   =============
Cost of shares                        $      74,294   $      59,619   $      69,410   $      65,216   $      91,425
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET         ING GET         ING GET         ING GET         ING GET
                                         FUND -          FUND -          FUND -          FUND -          FUND -
                                        SERIES N        SERIES P        SERIES Q        SERIES R        SERIES S
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 76,785          58,003          44,336          38,175          44,140
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
                                      =============   =============   =============   =============   =============
Total number of shares                    7,469,328       5,625,862       4,198,488       3,564,466       4,144,631
                                      =============   =============   =============   =============   =============
Cost of shares                        $      76,207   $      56,200   $      41,928   $      35,717   $      41,546
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET         ING GET         ING GET
                                         FUND -          FUND -          FUND -          ING VP          ING VP
                                        SERIES T        SERIES U        SERIES V        BALANCED          BOND
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      32,020   $      30,078   $      74,677   $     172,818   $     143,435
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 32,020          30,078          74,677         172,818         143,435
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      32,020   $      30,078   $      74,677   $     172,818   $     143,435
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      32,020   $      30,078   $      74,677   $     128,409   $     129,468
Contracts in payout (annuitization)
   period                                         -               -               -          44,409          13,967
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      32,020   $      30,078   $      74,677   $     172,818   $     143,435
                                      =============   =============   =============   =============   =============
Total number of shares                    2,992,478       2,797,930       7,566,067      13,825,445      10,136,717
                                      =============   =============   =============   =============   =============
Cost of shares                        $      29,999   $      28,024   $      75,763   $     172,181   $     134,359
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                         ING VP          ING VP
                                         ING VP          ING VP          ING VP        STRATEGIC       STRATEGIC
                                        EMERGING          MONEY          NATURAL       ALLOCATION      ALLOCATION
                                         MARKETS         MARKET         RESOURCES       BALANCED         GROWTH
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         809   $     173,894   $       1,732   $      16,937   $      14,808
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    809         173,894           1,732          16,937          14,808
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         809   $     173,894   $       1,732   $      16,937   $      14,808
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         809   $     165,313   $       1,732   $      14,681   $      12,889
Contracts in payout (annuitization)
   period                                         -           8,581               -           2,256           1,919
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         809   $     173,894   $       1,732   $      16,937   $      14,808
                                      =============   =============   =============   =============   =============
Total number of shares                      122,932      13,441,074         109,502       1,325,272       1,111,734
                                      =============   =============   =============   =============   =============
Cost of shares                        $         706   $     173,306   $       1,480   $      16,478   $      14,195
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING VP
                                        STRATEGIC                      ING T. ROWE      ING ALGER
                                       ALLOCATION        ING MFS      PRICE EQUITY     AGGRESSIVE       ING ALGER
                                         INCOME       TOTAL RETURN       INCOME          GROWTH          GROWTH
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      19,422   $         401   $         704   $       1,017   $         380
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 19,422             401             704           1,017             380
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      19,422   $         401   $         704   $       1,017   $         380
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      15,836   $         401   $         704   $       1,017   $         380
Contracts in payout (annuitization)
   period                                     3,586               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      19,422   $         401   $         704   $       1,017   $         380
                                      =============   =============   =============   =============   =============
Total number of shares                    1,577,771          23,278          58,104         138,185          42,936
                                      =============   =============   =============   =============   =============
Cost of shares                        $      19,081   $         389   $         625   $         969   $         347
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                           ING                         ING GOLDMAN         ING
                                      ING AMERICAN        BARON          ING DSI        SACHS(R)        JPMORGAN
                                      CENTURY SMALL     SMALL CAP       ENHANCED         CAPITAL         FLEMING
                                        CAP VALUE        GROWTH           INDEX          GROWTH       INTERNATIONAL
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         561   $       1,381   $           6   $          25   $      34,019
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    561           1,381               6              25          34,019
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         561   $       1,381   $           6   $          25   $      34,019
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         561   $       1,381   $           6   $          25   $      32,160
Contracts in payout (annuitization)
   period                                         -               -               -               -           1,859
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         561   $       1,381   $           6   $          25   $      34,019
                                      =============   =============   =============   =============   =============
Total number of shares                       52,099         118,094             796           2,425       3,249,196
                                      =============   =============   =============   =============   =============
Cost of shares                        $         480   $       1,222   $           6   $          22   $      30,774
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                           ING                             ING                             ING
                                        JPMORGAN         ING MFS           MFS           ING MFS          OPCAP
                                         MID CAP         CAPITAL         GLOBAL         RESEARCH        BALANCED
                                          VALUE       OPPORTUNITIES      GROWTH          EQUITY           VALUE
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         678   $      39,287   $           5   $      42,940   $       1,250
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    678          39,287               5          42,940           1,250
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         678   $      39,287   $           5   $      42,940   $       1,250
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         678   $      36,463   $           5   $      42,940   $       1,250
Contracts in payout (annuitization)
   period                                         -           2,824               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         678   $      39,287   $           5   $      42,940   $       1,250
                                      =============   =============   =============   =============   =============
Total number of shares                       57,016       1,622,750             435       5,694,962         101,723
                                      =============   =============   =============   =============   =============
Cost of shares                        $         601   $      36,389   $           5   $      45,393   $       1,170
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                       ING SALOMON     ING SALOMON     ING SALOMON
                                                        BROTHERS        BROTHERS        BROTHERS       ING T. ROWE
                                        ING PIMCO      AGGRESSIVE      FUNDAMENTAL      INVESTORS     PRICE GROWTH
                                      TOTAL RETURN       GROWTH           VALUE           VALUE          EQUITY
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       2,613   $      58,639   $       1,215   $         179   $      74,887
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  2,613          58,639           1,215             179          74,887
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       2,613   $      58,639   $       1,215   $         179   $      74,887
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       2,613   $      57,096   $       1,215   $         179   $      69,506
Contracts in payout (annuitization)
   period                                         -           1,543               -               -           5,381
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       2,613   $      58,639   $       1,215   $         179   $      74,887
                                      =============   =============   =============   =============   =============
Total number of shares                      246,233       1,610,512          73,242          13,777       1,651,318
                                      =============   =============   =============   =============   =============
Cost of shares                        $       2,652   $      56,001   $       1,130   $         161   $      70,957
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING UBS         ING VAN         ING VP          ING GET         ING GET
                                      TACTICAL ASSET     KAMPEN        GROWTH AND      U.S. CORE -     U.S. CORE -
                                       ALLOCATION       COMSTOCK         INCOME         SERIES 1        SERIES 2
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $          53   $         899   $     455,361   $      25,945   $      24,501
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                     53             899         455,361          25,945          24,501
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $          53   $         899   $     455,361   $      25,945   $      24,501
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $          53   $         899   $     351,987   $      25,945   $      24,501
Contracts in payout (annuitization)
   period                                         -               -         103,374               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $          53   $         899   $     455,361   $      25,945   $      24,501
                                      =============   =============   =============   =============   =============
Total number of shares                        1,754          85,006      24,910,333       2,506,810       2,430,686
                                      =============   =============   =============   =============   =============
Cost of shares                        $          50   $         807   $     554,426   $      25,084   $      24,319
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET                         ING VP          ING VP          ING VP
                                       U.S. CORE -       ING VP        INDEX PLUS      INDEX PLUS      INDEX PLUS
                                        SERIES 3         GROWTH         LARGECAP         MIDCAP         SMALLCAP
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       1,965   $      32,091   $     186,926   $      15,032   $       6,712
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  1,965          32,091         186,926          15,032           6,712
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       1,965   $      32,091   $     186,926   $      15,032   $       6,712
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       1,965   $      29,189   $     141,950   $      15,032   $       6,712
Contracts in payout (annuitization)
   period                                         -           2,902          44,976               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       1,965   $      32,091   $     186,926   $      15,032   $       6,712
                                      =============   =============   =============   =============   =============
Total number of shares                      196,398       3,593,634      13,805,434         961,121         496,429
                                      =============   =============   =============   =============   =============
Cost of shares                        $       1,965   $      31,872   $     178,876   $      12,438   $       5,537
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                         ING VP
                                         ING VP          ING VP                          ING VP          GROWTH
                                      INTERNATIONAL       SMALL          ING VP           VALUE       OPPORTUNITIES
                                         EQUITY          COMPANY       TECHNOLOGY      OPPORTUNITY      - CLASS R
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       8,924   $      80,458   $      13,372   $      18,645   $          49
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  8,924          80,458          13,372          18,645              49
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       8,924   $      80,458   $      13,372   $      18,645   $          49
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       7,411   $      73,471   $      13,372   $      18,645   $          49
Contracts in payout (annuitization)
   period                                     1,513           6,987               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       8,924   $      80,458   $      13,372   $      18,645   $          49
                                      =============   =============   =============   =============   =============
Total number of shares                    1,181,983       4,602,850       3,455,188       1,543,489           9,878
                                      =============   =============   =============   =============   =============
Cost of shares                        $       8,012   $      69,275   $      11,410   $      19,656   $          45
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING VP                                                          ING VP
                                         GROWTH          ING VP          ING VP          ING VP          MIDCAP
                                      OPPORTUNITIES   INTERNATIONAL     MAGNACAP        MAGNACAP      OPPORTUNITIES
                                        - CLASS S         VALUE         - CLASS R       - CLASS S       - CLASS R
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         853   $       1,199   $          42   $         928   $         905
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    853           1,199              42             928             905
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         853   $       1,199   $          42   $         928   $         905
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         853   $       1,199   $          42   $         928   $         905
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         853   $       1,199   $          42   $         928   $         905
                                      =============   =============   =============   =============   =============
Total number of shares                      171,230         108,885           4,803         104,530         147,217
                                      =============   =============   =============   =============   =============
Cost of shares                        $         774   $         982   $          35   $         822   $         781
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING VP          ING VP          ING VP                           JANUS
                                         MIDCAP         SMALLCAP        SMALLCAP          JANUS           ASPEN
                                      OPPORTUNITIES   OPPORTUNITIES   OPPORTUNITIES       ASPEN         FLEXIBLE
                                        - CLASS S       - CLASS R       - CLASS S       BALANCED         INCOME
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  6,818           1,392           4,528         186,531          22,158
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
                                      =============   =============   =============   =============   =============
Total number of shares                    1,115,847          94,315         308,460       8,117,083       1,774,047
                                      =============   =============   =============   =============   =============
Cost of shares                        $       5,861   $       1,403   $       3,901   $     184,245   $      21,622
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                       JANUS ASPEN     JANUS ASPEN     LORD ABBETT     LORD ABBETT
                                       JANUS ASPEN       MID CAP        WORLDWIDE      GROWTH AND        MID-CAP
                                         GROWTH          GROWTH          GROWTH          INCOME           VALUE
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $     105,326   $      88,717   $     190,923   $       3,110   $       1,217
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                105,326          88,717         190,923           3,110           1,217
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $     105,326   $      88,717   $     190,923   $       3,110   $       1,217
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      98,579   $      88,717   $     183,912   $       3,110   $       1,217
Contracts in payout (annuitization)
   period                                     6,747               -           7,011               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $     105,326   $      88,717   $     190,923   $       3,110   $       1,217
                                      =============   =============   =============   =============   =============
Total number of shares                    5,477,159       4,145,640       7,394,403         126,831          71,402
                                      =============   =============   =============   =============   =============
Cost of shares                        $     105,411   $      74,298   $     194,181   $       2,765   $       1,020
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         MFS (R)         MFS(R)        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                         GLOBAL          TOTAL         AGGRESSIVE        GLOBAL           MAIN
                                       GOVERNMENTS       RETURN          GROWTH        SECURITIES       STREET(R)
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       2,524   $     110,405   $      29,115   $      29,539   $      65,121
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  2,524         110,405          29,115          29,539          65,121
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       2,524   $     110,405   $      29,115   $      29,539   $      65,121
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       2,524   $     110,405   $      27,884   $      29,539   $      58,386
Contracts in payout (annuitization)
   period                                         -               -           1,231               -           6,735
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       2,524   $     110,405   $      29,115   $      29,539   $      65,121
                                      =============   =============   =============   =============   =============
Total number of shares                      228,998       5,638,645         793,103       1,177,804       3,391,699
                                      =============   =============   =============   =============   =============
Cost of shares                        $       2,367   $     106,577   $      28,637   $      25,891   $      62,747
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                       OPPENHEIMER       PIONEER         PIONEER       PIONEER MID
                                        STRATEGIC     EQUITY INCOME       FUND          CAP VALUE      PRUDENTIAL
                                          BOND             VCT             VCT             VCT          JENNISON
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      42,500   $         253   $           4   $         739   $         859
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 42,500             253               4             739             859
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      42,500   $         253   $           4   $         739   $         859
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      40,566   $         253   $           4   $         739   $         859
Contracts in payout (annuitization)
   period                                     1,934               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      42,500   $         253   $           4   $         739   $         859
                                      =============   =============   =============   =============   =============
Total number of shares                    8,415,845          13,974             223          36,082          52,212
                                      =============   =============   =============   =============   =============
Cost of shares                        $      37,793   $         210   $           4   $         683   $         732
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                       PRUDENTIAL
                                      SP JENNISON
                                      INTERNATIONAL   UBS TACTICAL
                                         GROWTH        ALLOCATION
                                      -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       3,269   $      11,708
                                      -------------   -------------
Total assets                                  3,269          11,708
                                      -------------   -------------

Net assets                            $       3,269   $      11,708
                                      =============   =============
NET ASSETS
Accumulation units                    $       3,269   $      11,708
Contracts in payout (annuitization)
   period                                         -               -
                                      -------------   -------------
Total net assets                      $       3,269   $      11,708
                                      =============   =============
Total number of shares                      560,755         953,419
                                      =============   =============
Cost of shares                        $       2,986   $      11,626
                                      =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  AIM V.I.                          AIM V.I.                          AIM V.I.
                                                  CAPITAL           AIM V.I.       GOVERNMENT        AIM V.I.         PREMIER
                                                APPRECIATION      CORE EQUITY      SECURITIES         GROWTH           EQUITY
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $         316    $         365    $           -    $         120
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -              316              365                -              120
Expenses:
  Mortality and expense risk and
    other charges                                         198              388              282              197              515
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            198              388              282              197              515
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                             (198)             (72)              83             (197)            (395)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (625)            (546)             603             (678)          (2,160)
Capital gains distributions                                 -                -                6                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (625)            (546)             609             (678)          (2,160)
Net unrealized appreciation
  (depreciation) of investments                         4,685            7,126             (826)           4,981           11,202
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       3,862    $       6,508    $        (134)   $       4,106    $       8,647
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    ALGER            ALGER           ALLIANCE         ALLIANCE
                                                   ALGER           AMERICAN         AMERICAN         BERNSTEIN        BERNSTEIN
                                                  AMERICAN         INCOME &         LEVERAGED       VPSF GROWTH     VPSF PREMIER
                                                  BALANCED          GROWTH           ALLCAP         AND INCOME         GROWTH
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          54    $          20    $           -    $         257    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    54               20                -              257                -
Expenses:
  Mortality and expense risk and
    other charges                                          35               88               86              332               86
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             35               88               86              332               86
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               19              (68)             (86)             (75)             (86)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (34)            (339)            (265)            (917)            (358)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         (34)            (339)            (265)            (917)            (358)
Net unrealized appreciation
  (depreciation) of investments                           413            1,960            2,058            8,091            1,693
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         398    $       1,553    $       1,707    $       7,099    $       1,249
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ALLIANCE         AMERICAN         AMERICAN
                                                  BERNSTEIN       CENTURY(R)       CENTURY(R)         CALVERT         FEDERATED
                                                    VPSF              VP               VP             SOCIAL          AMERICAN
                                                   QUASAR          BALANCED       INTERNATIONAL      BALANCED          LEADERS
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          40    $          11    $          40    $         774
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -               40               11               40              774
Expenses:
  Mortality and expense risk and
    other charges                                          23               21               19               24              680
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             23               21               19               24              680
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (23)              19               (8)              16               94
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (125)              (7)             (99)             (37)          (2,953)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (125)              (7)             (99)             (37)          (2,953)
Net unrealized appreciation
  (depreciation) of investments                           864              227              372              343           13,953
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         716    $         239    $         265    $         322    $      11,094
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                    FEDERATED                         FEDERATED
                                                  FEDERATED        FEDERATED       FUND FOR US       FEDERATED          HIGH
                                                   CAPITAL          EQUITY         GOVERNMENT         GROWTH           INCOME
                                                   INCOME           INCOME         SECURITIES       STRATEGIES          BOND
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         441    $         200    $         434    $           -    $       1,247
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   441              200              434                -            1,247
Expenses:
  Mortality and expense risk and
    other charges                                          91              142              159              148              230
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             91              142              159              148              230
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              350               58              275             (148)           1,017
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (1,548)            (540)             371             (421)            (971)
Capital gains distributions                                 -                -               56                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                      (1,548)            (540)             427             (421)            (971)
Net unrealized appreciation
  (depreciation) of investments                         2,295            2,785             (608)           3,953            3,008
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,097    $       2,303    $          94    $       3,384    $       3,054
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  FEDERATED        FEDERATED       FIDELITY(R)      FIDELITY(R)      FIDELITY(R)
                                                INTERNATIONAL        PRIME          VIP ASSET           VIP          VIP EQUITY-
                                                   EQUITY            MONEY         MANAGER(SM)     CONTRAFUND(R)       INCOME
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          44    $         406    $         715    $       2,774
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -               44              406              715            2,774
Expenses:
  Mortality and expense risk and
    other charges                                          83               88              156            1,973            2,021
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             83               88              156            1,973            2,021
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (83)             (44)             250           (1,258)             753
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (781)               -              (99)          (2,724)          (6,755)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (781)               -              (99)          (2,724)          (6,755)
Net unrealized appreciation
  (depreciation) of investments                         2,426                -            1,563           42,317           47,447
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,562    $         (44)   $       1,714    $      38,335    $      41,445
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                    FIDELITY(R)
                                                                  FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)
                                                 FIDELITY(R)       VIP HIGH            VIP          INVESTMENT           VIP
                                                 VIP GROWTH         INCOME          INDEX 500       GRADE BOND        OVERSEAS
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         287    $       2,950    $         996    $         113    $          59
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   287            2,950              996              113               59
Expenses:
  Mortality and expense risk and
    other charges                                       1,348              624              917               37               98
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,348              624              917               37               98
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                           (1,061)           2,326               79               76              (39)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (3,844)           1,393           (2,618)              49            1,142
Capital gains distributions                                 -                -                -               40                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                      (3,844)           1,393           (2,618)              89            1,142
Net unrealized appreciation
  (depreciation) of investments                        34,021            6,885           18,365              (69)           2,299
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $      29,116    $      10,604    $      15,826    $          96    $       3,402
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  FRANKLIN
                                                  SMALL CAP         ING GET          ING GET          ING GET          ING GET
                                                    VALUE           FUND -           FUND -           FUND -           FUND -
                                                 SECURITIES        SERIES D         SERIES E         SERIES G         SERIES H
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           1    $       3,929    $      10,827    $       6,123    $       4,655
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     1            3,929           10,827            6,123            4,655
Expenses:
  Mortality and expense risk and
    other charges                                           4            1,441            4,433            2,635            1,946
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              4            1,441            4,433            2,635            1,946
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (3)           2,488            6,394            3,488            2,709
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    18           (1,414)            (903)            (335)             (63)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          18           (1,414)            (903)            (335)             (63)
Net unrealized appreciation
  (depreciation) of investments                           125             (988)          (2,753)          (2,355)          (1,049)
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         140    $          86    $       2,738    $         798    $       1,597
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET          ING GET          ING GET          ING GET          ING GET
                                                   FUND -           FUND -           FUND -           FUND -           FUND -
                                                  SERIES I         SERIES J         SERIES K         SERIES L         SERIES M
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       2,734    $       2,406    $       2,430    $       2,470    $       3,721
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                 2,734            2,406            2,430            2,470            3,721
Expenses:
  Mortality and expense risk and
    other charges                                       1,365            1,153            1,483            1,394            2,115
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,365            1,153            1,483            1,394            2,115
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                            1,369            1,253              947            1,076            1,606
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   100              148              303              343            1,021
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         100              148              303              343            1,021
Net unrealized appreciation
  (depreciation) of investments                          (373)            (799)            (922)            (356)            (674)
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,096    $         602    $         328    $       1,063    $       1,953
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET          ING GET          ING GET          ING GET          ING GET
                                                   FUND -           FUND -           FUND -           FUND -           FUND -
                                                  SERIES N         SERIES P         SERIES Q         SERIES R         SERIES S
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       2,210    $       1,722    $           1    $           6    $          47
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                 2,210            1,722                1                6               47
Expenses:
  Mortality and expense risk and
    other charges                                       1,673            1,376              992              797              956
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,673            1,376              992              797              956
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              537              346             (991)            (791)            (909)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    65              663              462              290              493
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          65              663              462              290              493
Net unrealized appreciation
  (depreciation) of investments                         1,328              303            2,082            2,111            2,330
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,930    $       1,312    $       1,553    $       1,610    $       1,914
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET          ING GET          ING GET
                                                   FUND -           FUND -           FUND -           ING VP           ING VP
                                                  SERIES T         SERIES U         SERIES V         BALANCED           BOND
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          48    $           -    $           -    $       3,122    $       2,772
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    48                -                -            3,122            2,772
Expenses:
  Mortality and expense risk and
    other charges                                         702              568              915            1,846            1,952
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            702              568              915            1,846            1,952
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                             (654)            (568)            (915)           1,276              820
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   412              768             (307)          (6,377)           1,734
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         412              768             (307)          (6,377)           1,734
Net unrealized appreciation
  (depreciation) of investments                         1,635            2,053           (1,086)          30,184            5,194
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,393    $       2,253    $      (2,308)   $      25,083    $       7,748
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                      ING VP           ING VP
                                                   ING VP           ING VP           ING VP          STRATEGIC        STRATEGIC
                                                  EMERGING           MONEY           NATURAL        ALLOCATION       ALLOCATION
                                                   MARKETS          MARKET          RESOURCES        BALANCED          GROWTH
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $       4,119    $           -    $         220    $         113
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -            4,119                -              220              113
Expenses:
  Mortality and expense risk and
    other charges                                          10            2,819               19              187              154
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             10            2,819               19              187              154
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (10)           1,300              (19)              33              (41)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (21)          (1,414)             (20)            (421)            (254)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         (21)          (1,414)             (20)            (421)            (254)
Net unrealized appreciation
  (depreciation) of investments                           287             (660)             435            2,802            2,920
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         256    $        (774)   $         396    $       2,414    $       2,625
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING VP
                                                  STRATEGIC         ING MFS        ING T. ROWE       ING ALGER
                                                 ALLOCATION          TOTAL        PRICE EQUITY      AGGRESSIVE        ING ALGER
                                                   INCOME           RETURN           INCOME           GROWTH           GROWTH
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         456    $           2    $           2    $           -    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   456                2                2                -                -
Expenses:
  Mortality and expense risk and
    other charges                                         255                -                2                4                1
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            255                -                2                4                1
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              201                2                -               (4)              (1)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (299)               2                6               71                9
Capital gains distributions                                 -                -                1                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (299)               2                7               71                9
Net unrealized appreciation
  (depreciation) of investments                         2,310               12               79               59               34
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       2,212    $          16    $          86    $         126    $          42
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                         ING
                                              ING AMERICAN       ING BARON         ING DSI         ING GOLDMAN        JPMORGAN
                                              CENTURY SMALL      SMALL CAP        ENHANCED       SACHS(R) CAPITAL      FLEMING
                                                CAP VALUE         GROWTH            INDEX             GROWTH        INTERNATIONAL
                                              -------------    -------------    -------------    ----------------   -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $           1    $           -    $           -    $              -   $         305
                                              -------------    -------------    -------------    ----------------   -------------
Total investment income                                   1                -                -                   -             305
Expenses:
  Mortality and expense risk and
    other charges                                         3                6                -                   -             308
                                              -------------    -------------    -------------    ----------------   -------------
Total expenses                                            3                6                -                   -             308
                                              -------------    -------------    -------------    ----------------   -------------
Net investment income (loss)                             (2)              (6)               -                   -              (3)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  40               37                1                   -           4,418
Capital gains distributions                              14                -                -                   -               -
                                              -------------    -------------    -------------    ----------------   -------------
Total realized gain (loss) on investments
  and capital gains distributions                        54               37                1                   -           4,418
Net unrealized appreciation
  (depreciation) of investments                          74              159                -                   4           3,476
                                              -------------    -------------    -------------    ----------------   -------------
Net increase (decrease) in net assets
  resulting from operations                   $         126    $         190    $           1    $              4   $       7,891
                                              =============    =============    =============    ================   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                       ING              ING              ING
                                                     ING            ING MFS            MFS              MFS             OPCAP
                                                  JPMORGAN          CAPITAL          GLOBAL          RESEARCH         BALANCED
                                                MID CAP VALUE    OPPORTUNITIES       GROWTH           EQUITY            VALUE
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           2    $          74    $           -    $         237    $          11
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     2               74                -              237               11
Expenses:
  Mortality and expense risk and
    other charges                                           4              449                -              526                4
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              4              449                -              526                4
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (2)            (375)               -             (289)               7
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    20           (7,641)               3           (1,984)               8
Capital gains distributions                                 5                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          25           (7,641)               3           (1,984)               8
Net unrealized appreciation
  (depreciation) of investments                            79           16,575                -           10,721               80
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         102    $       8,559    $           3    $       8,448    $          95
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING SALOMON      ING SALOMON      ING SALOMON
                                                                   BROTHERS         BROTHERS         BROTHERS        ING T. ROWE
                                                  ING PIMCO       AGGRESSIVE       FUNDAMENTAL       INVESTORS      PRICE GROWTH
                                                TOTAL RETURN        GROWTH            VALUE            VALUE           EQUITY
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          72    $           -    $           5    $           1    $         101
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    72                -                5                1              101
Expenses:
  Mortality and expense risk and
    other charges                                          22              674                5                1              848
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             22              674                5                1              848
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               50             (674)               -                -             (747)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    52           (3,532)             103                3           (2,008)
Capital gains distributions                                16                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          68           (3,532)             103                3           (2,008)
Net unrealized appreciation
  (depreciation) of investments                           (57)          20,204               85               20           19,241
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $          61    $      15,998    $         188    $          23    $      16,486
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING UBS
                                                  TACTICAL          ING VAN          ING VP           ING GET          ING GET
                                                    ASSET           KAMPEN         GROWTH AND       U.S. CORE -      U.S. CORE -
                                                 ALLOCATION        COMSTOCK          INCOME          SERIES 1         SERIES 2
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $           5    $           -    $           -    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -                5                -                -                -
Expenses:
  Mortality and expense risk and
    other charges                                           -                5            4,562              162               36
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              -                5            4,562              162               36
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                                -                -           (4,562)            (162)             (36)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     1               32          (65,679)              16                -
Capital gains distributions                                 -               13                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                           1               45          (65,679)              16                -
Net unrealized appreciation
  (depreciation) of investments                             3              103          163,033              861              182
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $           4    $         148    $      92,792    $         715    $         146
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET                           ING VP           ING VP           ING VP
                                                 U.S. CORE -        ING VP         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                  SERIES 3          GROWTH          LARGECAP          MIDCAP          SMALLCAP
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $           -    $       1,750    $          59    $           9
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -                -            1,750               59                9
Expenses:
  Mortality and expense risk and
    other charges                                           1              341            1,990              106               40
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              1              341            1,990              106               40
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (1)            (341)            (240)             (47)             (31)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     -           (1,434)          (6,964)            (736)            (377)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                           -           (1,434)          (6,964)            (736)            (377)
Net unrealized appreciation
  (depreciation) of investments                             -            9,318           43,359            4,296            1,857
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $          (1)   $       7,543    $      36,155    $       3,513    $       1,449
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                       ING VP
                                                   ING VP           ING VP                            ING VP           GROWTH
                                                INTERNATIONAL        SMALL           ING VP            VALUE        OPPORTUNITIES
                                                   EQUITY           COMPANY        TECHNOLOGY       OPPORTUNITY       - CLASS R
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          63    $         161    $           -    $         135    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    63              161                -              135                -
Expenses:
  Mortality and expense risk and
    other charges                                          72              752              105              212                2
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             72              752              105              212                2
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (9)            (591)            (105)             (77)              (2)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   842           (4,193)            (728)            (911)              (1)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         842           (4,193)            (728)            (911)              (1)
Net unrealized appreciation
  (depreciation) of investments                           966           23,973            3,935            4,627               23
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,799    $      19,189    $       3,102    $       3,639    $          20
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING VP                                                              ING VP
                                                   GROWTH           ING VP           ING VP           ING VP           MIDCAP
                                                OPPORTUNITIES    INTERNATIONAL      MAGNACAP         MAGNACAP       OPPORTUNITIES
                                                  - CLASS S          VALUE          - CLASS R        - CLASS S        - CLASS R
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          13    $           -    $           5    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -               13                -                5                -
Expenses:
  Mortality and expense risk and
    other charges                                           4                8                -                7                7
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              4                8                -                7                7
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (4)               5                -               (2)              (7)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     4               12               (4)             (52)             182
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                           4               12               (4)             (52)             182
Net unrealized appreciation
  (depreciation) of investments                           109              247               12              221              125
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         109    $         264    $           8    $         167    $         300
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING VP           ING VP           ING VP                             JANUS
                                                   MIDCAP          SMALLCAP         SMALLCAP           JANUS            ASPEN
                                                OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES        ASPEN          FLEXIBLE
                                                  - CLASS S        - CLASS R        - CLASS S        BALANCED          INCOME
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $           -    $           -    $       4,171    $       1,178
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -                -                -            4,171            1,178
Expenses:
  Mortality and expense risk and
    other charges                                          52                2               33            2,389              338
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             52                2               33            2,389              338
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (52)              (2)             (33)           1,782              840
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (176)              39             (426)          (2,339)             734
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (176)              39             (426)          (2,339)             734
Net unrealized appreciation
  (depreciation) of investments                         1,406               (7)           1,223           23,364             (248)
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,178    $          30    $         764    $      22,807    $       1,326
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                     JANUS            JANUS
                                                    JANUS            ASPEN            ASPEN         LORD ABBETT      LORD ABBETT
                                                    ASPEN           MID CAP         WORLDWIDE       GROWTH AND         MID-CAP
                                                   GROWTH           GROWTH           GROWTH           INCOME            VALUE
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          87    $           -    $       2,044    $          18    $           6
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    87                -            2,044               18                6
Expenses:
  Mortality and expense risk and
    other charges                                       1,227              963            2,327               12                7
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,227              963            2,327               12                7
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                           (1,140)            (963)            (283)               6               (1)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (4,646)          (5,140)         (13,982)               7              (12)
Capital gains distributions                                 -                -                -                -               12
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                      (4,646)          (5,140)         (13,982)               7                -
Net unrealized appreciation
  (depreciation) of investments                        32,018           29,450           51,811              364              222
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $      26,232    $      23,347    $      37,546    $         377    $         221
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   MFS (R)          MFS (R)        OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                   GLOBAL            TOTAL         AGGRESSIVE         GLOBAL            MAIN
                                                 GOVERNMENTS        RETURN           GROWTH         SECURITIES        STREET(R)
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         155    $       1,653    $           -    $         122    $         489
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   155            1,653                -              122              489
Expenses:
  Mortality and expense risk and
    other charges                                          38            1,279              335              222              713
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             38            1,279              335              222              713
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              117              374             (335)            (100)            (224)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    67             (807)          (1,055)            (902)          (1,676)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          67             (807)          (1,055)            (902)          (1,676)
Net unrealized appreciation
  (depreciation) of investments                            55           14,113            6,608            7,819           14,143
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         239    $      13,680    $       5,218    $       6,817    $      12,243
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    PIONEER                           PIONEER
                                                 OPPENHEIMER        EQUITY           PIONEER          MID CAP
                                                  STRATEGIC         INCOME            FUND             VALUE         PRUDENTIAL
                                                    BOND              VCT              VCT              VCT           JENNISON
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       2,304    $           5    $           -    $           1    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                 2,304                5                -                1                -
Expenses:
  Mortality and expense risk and
    other charges                                         487                2                -                2                8
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            487                2                -                2                8
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                            1,817                3                -               (1)              (8)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   661               (8)               -               22                5
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         661               (8)               -               22                5
Net unrealized appreciation
  (depreciation) of investments                         3,307               49                -               56              156
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       5,785    $          44    $           -    $          77    $         153
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 PRUDENTIAL
                                                 SP JENNISON
                                                INTERNATIONAL    UBS TACTICAL
                                                   GROWTH         ALLOCATION
                                                -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          86
                                                -------------    -------------
Total investment income                                     -               86
Expenses:
  Mortality and expense risk and
    other charges                                          12              132
                                                -------------    -------------
Total expenses                                             12              132
                                                -------------    -------------
Net investment income (loss)                              (12)             (46)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    89             (189)
Capital gains distributions                                 -                -
                                                -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          89             (189)
Net unrealized appreciation
  (depreciation) of investments                           289            2,649
                                                -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         366    $       2,414
                                                =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            AIM V.I.                          AIM V.I.
                                                             CAPITAL         AIM V.I.        GOVERNMENT         AIM V.I.
                                                          APPRECIATION      CORE EQUITY      SECURITIES          GROWTH
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      23,509    $      42,858    $       9,149    $      27,757
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (234)            (337)             257             (253)
  Net realized gain (loss) on investments
    and capital gains distributions                             (11,841)         (19,166)             274          (21,532)
  Net unrealized appreciation (depreciation) of
    investments                                                   6,413           12,697              710           13,606
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (5,662)          (6,806)           1,241           (8,179)
Changes from principal transactions:
  Total unit transactions                                        (3,015)          (6,112)          15,607           (4,632)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (3,015)          (6,112)          15,607           (4,632)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (8,677)         (12,918)          16,848          (12,811)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  14,832           29,940           25,997           14,946
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (198)             (72)              83             (197)
  Net realized gain (loss) on investments
    and capital gains distributions                                (625)            (546)             609             (678)
  Net unrealized appreciation (depreciation) of
    investments                                                   4,685            7,126             (826)           4,981
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             3,862            6,508             (134)           4,106
Changes from principal transactions:
  Total unit transactions                                        (1,194)          (1,540)         (10,837)            (985)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (1,194)          (1,540)         (10,837)            (985)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                         2,668            4,968          (10,971)           3,121
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      17,500    $      34,908    $      15,026    $      18,067
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                               ALGER            ALGER
                                                            AIM V.I.           ALGER          AMERICAN         AMERICAN
                                                             PREMIER         AMERICAN         INCOME &         LEVERAGED
                                                             EQUITY          BALANCED          GROWTH           ALLCAP
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      74,008    $       3,765    $      11,279    $      10,424
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (519)               9              (64)            (110)
  Net realized gain (loss) on investments
    and capital gains distributions                             (22,964)            (480)          (4,173)          (5,524)
  Net unrealized appreciation (depreciation) of
    investments                                                   1,596               (8)             798            2,220
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           (21,887)            (479)          (3,439)          (3,414)
Changes from principal transactions:
  Total unit transactions                                       (10,794)            (710)          (1,673)          (1,286)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                  (10,794)            (710)          (1,673)          (1,286)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                       (32,681)          (1,189)          (5,112)          (4,700)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  41,327            2,576            6,167            5,724
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (395)              19              (68)             (86)
  Net realized gain (loss) on investments
    and capital gains distributions                              (2,160)             (34)            (339)            (265)
  Net unrealized appreciation (depreciation) of
    investments                                                  11,202              413            1,960            2,058
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             8,647              398            1,553            1,707
Changes from principal transactions:
  Total unit transactions                                        (7,144)            (607)          (1,250)            (988)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (7,144)            (607)          (1,250)            (988)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                         1,503             (209)             303              719
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      42,830    $       2,367    $       6,470    $       6,443
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            ALLIANCE         ALLIANCE
                                                            BERNSTEIN        BERNSTEIN        ALLIANCE         AMERICAN
                                                              VPSF             VPSF           BERNSTEIN       CENTURY(R)
                                                             GROWTH           PREMIER           VPSF              VP
                                                           AND INCOME         GROWTH           QUASAR          BALANCED
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      28,177    $       8,532    $         910    $       2,043
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (166)             (97)             (12)              25
  Net realized gain (loss) on investments
    and capital gains distributions                              (2,052)          (2,301)             (53)            (331)
  Net unrealized appreciation (depreciation) of
    investments                                                  (5,862)            (436)            (321)              89
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (8,080)          (2,834)            (386)            (217)
Changes from principal transactions:
  Total unit transactions                                         2,072              140              160             (343)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                    2,072              140              160             (343)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (6,008)          (2,694)            (226)            (560)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  22,169            5,838              684            1,483
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      (75)             (86)             (23)              19
  Net realized gain (loss) on investments
    and capital gains distributions                                (917)            (358)            (125)              (7)
  Net unrealized appreciation (depreciation) of
    investments                                                   8,091            1,693              864              227
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             7,099            1,249              716              239
Changes from principal transactions:
  Total unit transactions                                         5,703              227            2,518             (302)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                    5,703              227            2,518             (302)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        12,802            1,476            3,234              (63)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      34,971    $       7,314    $       3,918    $       1,420
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            AMERICAN          CALVERT         FEDERATED        FEDERATED
                                                          CENTURY(R) VP       SOCIAL          AMERICAN          CAPITAL
                                                          INTERNATIONAL      BALANCED          LEADERS          INCOME
                                                        -----------------  -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $       2,759    $       1,959    $      83,193    $      13,230
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      (12)              29             (148)             441
  Net realized gain (loss) on investments
    and capital gains distributions                              (1,559)            (466)             (64)          (2,779)
  Net unrealized appreciation (depreciation) of
    investments                                                   1,039              157          (16,207)            (761)
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              (532)            (280)         (16,419)          (3,099)
Changes from principal transactions:
  Total unit transactions                                          (688)              96          (16,235)          (3,110)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                     (688)              96          (16,235)          (3,110)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (1,220)            (184)         (32,654)          (6,209)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   1,539            1,775           50,539            7,021
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       (8)              16               94              350
  Net realized gain (loss) on investments
    and capital gains distributions                                 (99)             (37)          (2,953)          (1,548)
  Net unrealized appreciation (depreciation) of
    investments                                                     372              343           13,953            2,295
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               265              322           11,094            1,097
Changes from principal transactions:
  Total unit transactions                                          (458)             131           (9,916)          (1,658)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                     (458)             131           (9,916)          (1,658)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                          (193)             453            1,178             (561)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $       1,346    $       2,228    $      51,717    $       6,460
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                             FEDERATED                         FEDERATED
                                                            FEDERATED       FUND FOR US       FEDERATED          HIGH
                                                             EQUITY         GOVERNMENT         GROWTH           INCOME
                                                             INCOME         SECURITIES       STRATEGIES          BOND
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      17,476    $      11,702    $      20,974    $      20,899
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       98              271             (217)           1,712
  Net realized gain (loss) on investments
    and capital gains distributions                                (607)             178             (785)          (4,158)
  Net unrealized appreciation (depreciation) of
    investments                                                  (3,031)             443           (4,061)           2,397
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (3,540)             892           (5,063)             (49)
Changes from principal transactions:
  Total unit transactions                                        (3,672)              80           (5,496)          (4,167)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (3,672)              80           (5,496)          (4,167)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (7,212)             972          (10,559)          (4,216)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  10,264           12,674           10,415           16,683
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       58              275             (148)           1,017
  Net realized gain (loss) on investments
    and capital gains distributions                                (540)             427             (421)            (971)
  Net unrealized appreciation (depreciation) of
    investments                                                   2,785             (608)           3,953            3,008
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             2,303               94            3,384            3,054
Changes from principal transactions:
  Total unit transactions                                        (1,562)          (2,935)          (1,986)          (3,963)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (1,562)          (2,935)          (1,986)          (3,963)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                           741           (2,841)           1,398             (909)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      11,005    $       9,833    $      11,813    $      15,774
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            FEDERATED        FEDERATED       FIDELITY(R)       FIDELITY(R)
                                                          INTERNATIONAL        PRIME          VIP ASSET            VIP
                                                             EQUITY            MONEY         MANAGER(SM)      CONTRAFUND(R)
                                                          -------------    -------------    -------------    --------------
NET ASSETS AT JANUARY 1, 2002                             $      10,976    $       8,812    $      14,094    $     173,999
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (119)              (1)             342             (690)
  Net realized gain (loss) on investments
    and capital gains distributions                                (716)               -           (2,462)         (27,676)
  Net unrealized appreciation (depreciation) of
    investments                                                  (1,458)               -              734           10,037
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (2,293)              (1)          (1,386)         (18,329)
Changes from principal transactions:
  Total unit transactions                                        (2,659)          (1,424)          (1,622)         (10,099)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (2,659)          (1,424)          (1,622)         (10,099)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (4,952)          (1,425)          (3,008)         (28,428)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   6,024            7,387           11,086          145,571
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      (83)             (44)             250           (1,258)
  Net realized gain (loss) on investments
    and capital gains distributions                                (781)               -              (99)          (2,724)
  Net unrealized appreciation (depreciation) of
    investments                                                   2,426                -            1,563           42,317
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             1,562              (44)           1,714           38,335
Changes from principal transactions:
  Total unit transactions                                        (1,021)          (2,413)            (766)           4,149
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (1,021)          (2,413)            (766)           4,149
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                           541           (2,457)             948           42,484
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $       6,565    $       4,930    $      12,034    $     188,055
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           FIDELITY(R)                       FIDELITY(R)      FIDELITY(R)
                                                           VIP EQUITY-      FIDELITY(R)       VIP HIGH            VIP
                                                             INCOME         VIP GROWTH         INCOME          INDEX 500
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $     193,019    $     167,319    $      39,385    $     100,783
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      779           (1,307)           3,617               21
  Net realized gain (loss) on investments
    and capital gains distributions                             (13,369)         (75,975)         (15,315)         (18,284)
  Net unrealized appreciation (depreciation) of
    investments                                                 (23,431)          27,425           12,364           (4,036)
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           (36,021)         (49,857)             666          (22,299)
Changes from principal transactions:
  Total unit transactions                                       (10,578)         (19,282)          (3,595)         (14,294)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                  (10,578)         (19,282)          (3,595)         (14,294)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                       (46,599)         (69,139)          (2,929)         (36,593)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 146,420           98,180           36,456           64,190
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      753           (1,061)           2,326               79
  Net realized gain (loss) on investments
    and capital gains distributions                              (6,755)          (3,844)           1,393           (2,618)
  Net unrealized appreciation (depreciation) of
    investments                                                  47,447           34,021            6,885           18,365
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            41,445           29,116           10,604           15,826
Changes from principal transactions:
  Total unit transactions                                         4,284           (1,432)           9,910           (5,750)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                    4,284           (1,432)           9,910           (5,750)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        45,729           27,684           20,514           10,076
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $     192,149    $     125,864    $      56,970    $      74,266
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                         FIDELITY(R)                        FRANKLIN
                                                             VIP          FIDELITY(R)         SMALL           ING GET
                                                         INVESTMENT           VIP           CAP VALUE         FUND -
                                                         GRADE BOND        OVERSEAS        SECURITIES        SERIES D
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $       3,084    $       9,914    $           -    $     119,943
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    79              (33)               -            3,192
   Net realized gain (loss) on investments
     and capital gains distributions                              126           (4,667)            (241)          (3,904)
   Net unrealized appreciation (depreciation) of
     investments                                                   44            2,758                2             (198)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             249           (1,942)            (239)            (910)
Changes from principal transactions:
   Total unit transactions                                       (443)          (1,355)             604          (15,335)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (443)          (1,355)             604          (15,335)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                        (194)          (3,297)             365          (16,245)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 2,890            6,617              365          103,698
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    76              (39)              (3)           2,488
   Net realized gain (loss) on investments
     and capital gains distributions                               89            1,142               18           (1,414)
   Net unrealized appreciation (depreciation) of
     investments                                                  (69)           2,299              125             (988)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              96            3,402              140               86
Changes from principal transactions:
   Total unit transactions                                       (742)           3,885              157          (17,353)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (742)           3,885              157          (17,353)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                        (646)           7,287              297          (17,267)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       2,244    $      13,904    $         662    $      86,431
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES E         SERIES G         SERIES H         SERIES I
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     300,383    $     171,369    $     131,686    $      87,402
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 6,692            3,565            2,395            1,568
   Net realized gain (loss) on investments
     and capital gains distributions                          (12,384)            (362)          (2,377)            (285)
   Net unrealized appreciation (depreciation) of
     investments                                               12,265            2,002            3,658            1,680
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           6,573            5,205            3,676            2,963
Changes from principal transactions:
   Total unit transactions                                    (30,559)         (12,697)         (13,759)          (6,286)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (30,559)         (12,697)         (13,759)          (6,286)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (23,986)          (7,492)         (10,083)          (3,323)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                               276,397          163,877          121,603           84,079
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 6,394            3,488            2,709            1,369
   Net realized gain (loss) on investments
     and capital gains distributions                             (903)            (335)             (63)             100
   Net unrealized appreciation (depreciation) of
     investments                                               (2,753)          (2,355)          (1,049)            (373)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           2,738              798            1,597            1,096
Changes from principal transactions:
   Total unit transactions                                    (40,249)         (26,394)         (18,191)         (10,425)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (40,249)         (26,394)         (18,191)         (10,425)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (37,511)         (25,596)         (16,594)          (9,329)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $     238,886    $     138,281    $     105,009    $      74,750
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES J         SERIES K         SERIES L         SERIES M
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      74,801    $      88,558    $      80,345    $     123,165
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 1,300              604           (1,481)          (2,333)
   Net realized gain (loss) on investments
     and capital gains distributions                           (1,217)          (1,167)          (2,040)          (3,483)
   Net unrealized appreciation (depreciation) of
     investments                                                2,934            3,623            4,000            7,557
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           3,017            3,060              479            1,741
Changes from principal transactions:
   Total unit transactions                                     (5,974)         (10,358)          (5,569)          (9,525)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (5,974)         (10,358)          (5,569)          (9,525)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (2,957)          (7,298)          (5,090)          (7,784)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                71,844           81,260           75,255          115,381
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 1,253              947            1,076            1,606
   Net realized gain (loss) on investments
     and capital gains distributions                              148              303              343            1,021
   Net unrealized appreciation (depreciation) of
     investments                                                 (799)            (922)            (356)            (674)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             602              328            1,063            1,953
Changes from principal transactions:
   Total unit transactions                                    (12,356)         (11,083)          (9,450)         (22,616)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (12,356)         (11,083)          (9,450)         (22,616)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (11,754)         (10,755)          (8,387)         (20,663)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      60,090    $      70,505    $      66,868    $      94,718
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES N         SERIES P         SERIES Q         SERIES R
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     104,606    $      83,012    $       1,620    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (1,868)          (1,569)             176              148
   Net realized gain (loss) on investments
     and capital gains distributions                            2,453             (414)            (239)              (4)
   Net unrealized appreciation (depreciation) of
     investments                                               (2,953)           1,307              325              348
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (2,368)            (676)             262              492
Changes from principal transactions:
   Total unit transactions                                    (12,095)          (6,002)          52,944           43,064
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (12,095)          (6,002)          52,944           43,064
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (14,463)          (6,678)          53,206           43,556
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                90,143           76,334           54,826           43,556
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   537              346             (991)            (791)
   Net realized gain (loss) on investments
     and capital gains distributions                               65              663              462              290
   Net unrealized appreciation (depreciation) of
     investments                                                1,328              303            2,082            2,111
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           1,930            1,312            1,553            1,610
Changes from principal transactions:
   Total unit transactions                                    (15,288)         (19,643)         (12,043)          (6,991)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (15,288)         (19,643)         (12,043)          (6,991)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (13,358)         (18,331)         (10,490)          (5,381)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      76,785    $      58,003    $      44,336    $      38,175
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES S         SERIES T         SERIES U         SERIES V
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     5              (51)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                               (5)               2                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  264              386                -                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             264              337                -                -
Changes from principal transactions:
   Total unit transactions                                     53,289           39,041              503                -
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                53,289           39,041              503                -
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      53,553           39,378              503                -
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                53,553           39,378              503                -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (909)            (654)            (568)            (915)
   Net realized gain (loss) on investments
     and capital gains distributions                              493              412              768             (307)
   Net unrealized appreciation (depreciation) of
     investments                                                2,330            1,635            2,053           (1,086)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           1,914            1,393            2,253           (2,308)
Changes from principal transactions:
   Total unit transactions                                    (11,327)          (8,751)          27,322           76,985
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (11,327)          (8,751)          27,322           76,985
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (9,413)          (7,358)          29,575           74,677
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      44,140    $      32,020    $      30,078    $      74,677
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                             ING VP           ING VP
                                                           ING VP             ING           EMERGING           MONEY
                                                          BALANCED          VP BOND          MARKETS          MARKET
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     189,948    $     144,459    $         912    $     293,027
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (197)           3,230              (11)           7,338
   Net realized gain (loss) on investments
     and capital gains distributions                          (31,427)           4,301             (281)          (5,982)
   Net unrealized appreciation (depreciation) of
     investments                                               10,085            2,691              220             (372)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations         (21,539)          10,222              (72)             984
Changes from principal transactions:
   Total unit transactions                                    (19,541)           9,883             (191)         (31,455)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (19,541)           9,883             (191)         (31,455)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (41,080)          20,104             (263)         (30,471)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                               148,868          164,563              649          262,556
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 1,276              820              (10)           1,300
   Net realized gain (loss) on investments
     and capital gains distributions                           (6,377)           1,734              (21)          (1,414)
   Net unrealized appreciation (depreciation) of
     investments                                               30,184            5,194              287             (660)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          25,083            7,748              256             (774)
Changes from principal transactions:
   Total unit transactions                                     (1,133)         (28,876)             (96)         (87,888)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (1,133)         (28,876)             (96)         (87,888)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      23,950          (21,128)             160          (88,662)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $     172,818    $     143,435    $         809    $     173,894
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                            ING VP           ING VP           ING VP
                                                           ING VP          STRATEGIC        STRATEGIC        STRATEGIC
                                                           NATURAL        ALLOCATION       ALLOCATION       ALLOCATION
                                                          RESOURCES        BALANCED          GROWTH           INCOME
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $       2,003    $      17,390    $      13,876    $      23,347
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (19)             194               59              431
   Net realized gain (loss) on investments
     and capital gains distributions                               19           (1,295)          (1,733)            (810)
   Net unrealized appreciation (depreciation) of
     investments                                                  (81)            (696)            (368)            (899)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (81)          (1,797)          (2,042)          (1,278)
Changes from principal transactions:
   Total unit transactions                                       (355)          (1,249)            (577)          (1,981)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (355)          (1,249)            (577)          (1,981)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                        (436)          (3,046)          (2,619)          (3,259)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 1,567           14,344           11,257           20,088
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (19)              33              (41)             201
   Net realized gain (loss) on investments
     and capital gains distributions                              (20)            (421)            (254)            (299)
   Net unrealized appreciation (depreciation) of
     investments                                                  435            2,802            2,920            2,310
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             396            2,414            2,625            2,212
Changes from principal transactions:
   Total unit transactions                                       (231)             179              926           (2,878)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (231)             179              926           (2,878)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         165            2,593            3,551             (666)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,732    $      16,937    $      14,808    $      19,422
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING MFS        ING T. ROWE       ING ALGER
                                                            TOTAL        PRICE EQUITY      AGGRESSIVE        ING ALGER
                                                           RETURN           INCOME           GROWTH           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -                -                -
   Net realized gain (loss) on investments
     and capital gains distributions                                -                -                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                    -                -              (12)              (1)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -                -              (12)              (1)
Changes from principal transactions:
   Total unit transactions                                          -                -              191               10
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     -                -              191               10
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           -                -              179                9
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     -                -              179                9
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     2                -               (4)              (1)
   Net realized gain (loss) on investments
     and capital gains distributions                                2                7               71                9
   Net unrealized appreciation (depreciation) of
     investments                                                   12               79               59               34
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              16               86              126               42
Changes from principal transactions:
   Total unit transactions                                        385              618              712              329
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   385              618              712              329
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         401              704              838              371
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $         401    $         704    $       1,017    $         380
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                             ING              ING                           ING GOLDMAN
                                                          AMERICAN           BARON           ING DSI         SACHS(R)
                                                        CENTURY SMALL      SMALL CAP        ENHANCED          CAPITAL
                                                          CAP VALUE         GROWTH            INDEX           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (1)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                               (5)               5                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                    7                -                -               (1)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               2                4                -               (1)
Changes from principal transactions:
   Total unit transactions                                        171              189                -               19
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   171              189                -               19
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         173              193                -               18
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   173              193                -               18
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (2)              (6)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                               54               37                1                -
   Net unrealized appreciation (depreciation) of
     investments                                                   74              159                -                4
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             126              190                1                4
Changes from principal transactions:
   Total unit transactions                                        262              998                5                3
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   262              998                5                3
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         388            1,188                6                7
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $         561    $       1,381    $           6    $          25
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                             ING              ING
                                                          JPMORGAN         JPMORGAN          ING MFS          ING MFS
                                                           FLEMING          MID CAP          CAPITAL          GLOBAL
                                                        INTERNATIONAL        VALUE        OPPORTUNITIES       GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      30,449    $           -    $      62,832    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (154)               -             (593)               -
   Net realized gain (loss) on investments
     and capital gains distributions                           (3,362)               -          (41,813)               -
   Net unrealized appreciation (depreciation) of
     investments                                                 (591)              (2)          23,517                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (4,107)              (2)         (18,889)               -
Changes from principal transactions:
   Total unit transactions                                     (2,298)              89           (8,202)               1
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (2,298)              89           (8,202)               1
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (6,405)              87          (27,091)               1
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                24,044               87           35,741                1
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (3)              (2)            (375)               -
   Net realized gain (loss) on investments
     and capital gains distributions                            4,418               25           (7,641)               3
   Net unrealized appreciation (depreciation) of
     investments                                                3,476               79           16,575                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           7,891              102            8,559                3
Changes from principal transactions:
   Total unit transactions                                      2,084              489           (5,013)               1
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 2,084              489           (5,013)               1
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       9,975              591            3,546                4
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      34,019    $         678    $      39,287    $           5
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                              ING              ING          ING SALOMON
                                                           ING MFS          OP CAP            PIMCO          BROTHERS
                                                          RESEARCH         BALANCED           TOTAL         AGGRESSIVE
                                                           EQUITY            VALUE           RETURN           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      69,394    $           -    $           -    $      91,535
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (600)               -               14             (849)
   Net realized gain (loss) on investments
     and capital gains distributions                          (43,750)               -               18          (25,189)
   Net unrealized appreciation (depreciation) of
     investments                                               27,569                -               18           (4,737)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations         (16,781)               -               50          (30,775)
Changes from principal transactions:
   Total unit transactions                                    (11,944)              15            1,225          (13,752)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (11,944)              15            1,225          (13,752)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (28,725)              15            1,275          (44,527)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                40,669               15            1,275           47,008
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (289)               7               50             (674)
   Net realized gain (loss) on investments
     and capital gains distributions                           (1,984)               8               68           (3,532)
   Net unrealized appreciation (depreciation) of
     investments                                               10,721               80              (57)          20,204
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           8,448               95               61           15,998
Changes from principal transactions:
   Total unit transactions                                     (6,177)           1,140            1,277           (4,367)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (6,177)           1,140            1,277           (4,367)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       2,271            1,235            1,338           11,631
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      42,940    $       1,250    $       2,613    $      58,639
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                         ING SALOMON      ING SALOMON                         ING UBS
                                                          BROTHERS         BROTHERS        ING T. ROWE       TACTICAL
                                                         FUNDAMENTAL       INVESTORS      PRICE GROWTH         ASSET
                                                            VALUE            VALUE           EQUITY         ALLOCATION
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $      89,395    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -             (835)               -
   Net realized gain (loss) on investments
     and capital gains distributions                                -                -          (31,652)               -
   Net unrealized appreciation (depreciation) of
     investments                                                    -               (2)          11,325                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -               (2)         (21,162)               -
Changes from principal transactions:
   Total unit transactions                                          5               16           (9,790)               -
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     5               16           (9,790)               -
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           5               14          (30,952)               -
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     5               14           58,443                -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -             (747)               -
   Net realized gain (loss) on investments
     and capital gains distributions                              103                3           (2,008)               1
   Net unrealized appreciation (depreciation) of
     investments                                                   85               20           19,241                3
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             188               23           16,486                4
Changes from principal transactions:
   Total unit transactions                                      1,022              142              (42)              49
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 1,022              142              (42)              49
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,210              165           16,444               53
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,215    $         179    $      74,887    $          53
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING VAN          ING VP           ING GET          ING GET
                                                           KAMPEN         GROWTH AND       U.S. CORE -      U.S. CORE -
                                                          COMSTOCK          INCOME          SERIES 1         SERIES 2
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $     663,646    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1           (1,352)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                                -         (193,419)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  (11)          35,220                -                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (10)        (159,551)               -                -
Changes from principal transactions:
   Total unit transactions                                        329          (88,129)               -                -
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   329          (88,129)               -                -
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         319         (247,680)               -                -
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   319          415,966                -                -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -           (4,562)            (162)             (36)
   Net realized gain (loss) on investments
     and capital gains distributions                               45          (65,679)              16                -
   Net unrealized appreciation (depreciation) of
     investments                                                  103          163,033              861              182
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             148           92,792              715              146
Changes from principal transactions:
   Total unit transactions                                        432          (53,397)          25,230           24,355
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   432          (53,397)          25,230           24,355
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         580           39,395           25,945           24,501
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $         899    $     455,361    $      25,945    $      24,501
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET                           ING VP           ING VP
                                                         U.S. CORE -        ING VP         INDEX PLUS       INDEX PLUS
                                                          SERIES 3          GROWTH          LARGECAP          MIDCAP
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $      52,088    $     224,762    $       9,214
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -             (473)          (1,838)             (54)
   Net realized gain (loss) on investments
     and capital gains distributions                                -           (8,444)         (58,481)            (760)
   Net unrealized appreciation (depreciation) of
     investments                                                    -           (5,648)          11,268           (1,413)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -          (14,565)         (49,051)          (2,227)
Changes from principal transactions:
   Total unit transactions                                          -           (9,237)         (21,294)           4,792
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     -           (9,237)         (21,294)           4,792
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           -          (23,802)         (70,345)           2,565
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     -           28,286          154,417           11,779
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (1)            (341)            (240)             (47)
   Net realized gain (loss) on investments
     and capital gains distributions                                -           (1,434)          (6,964)            (736)
   Net unrealized appreciation (depreciation) of
     investments                                                    -            9,318           43,359            4,296
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              (1)           7,543           36,155            3,513
Changes from principal transactions:
   Total unit transactions                                      1,966           (3,738)          (3,646)            (260)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 1,966           (3,738)          (3,646)            (260)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,965            3,805           32,509            3,253
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,965    $      32,091    $     186,926    $      15,032
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING VP           ING VP           ING VP
                                                         INDEX PLUS      INTERNATIONAL        SMALL           ING VP
                                                          SMALLCAP          EQUITY           COMPANY        TECHNOLOGY
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $       2,411    $       7,991    $      62,576    $      11,745
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (30)             (64)            (469)            (109)
   Net realized gain (loss) on investments
     and capital gains distributions                              (75)          (1,577)          (3,581)          (3,681)
   Net unrealized appreciation (depreciation) of
     investments                                                 (732)            (300)         (14,441)          (1,844)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (837)          (1,941)         (18,491)          (5,634)
Changes from principal transactions:
   Total unit transactions                                      2,701             (822)           8,073              453
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 2,701             (822)           8,073              453
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,864           (2,763)         (10,418)          (5,181)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 4,275            5,228           52,158            6,564
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (31)              (9)            (591)            (105)
   Net realized gain (loss) on investments
     and capital gains distributions                             (377)             842           (4,193)            (728)
   Net unrealized appreciation (depreciation) of
     investments                                                1,857              966           23,973            3,935
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           1,449            1,799           19,189            3,102
Changes from principal transactions:
   Total unit transactions                                        988            1,897            9,111            3,706
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   988            1,897            9,111            3,706
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       2,437            3,696           28,300            6,808
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       6,712    $       8,924    $      80,458    $      13,372
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                            ING VP           ING VP
                                                            ING VP          GROWTH           GROWTH            ING VP
                                                            VALUE        OPPORTUNITIES    OPPORTUNITIES    INTERNATIONAL
                                                         OPPORTUNITY       - CLASS R        - CLASS S          VALUE
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      26,362    $           -    $         141    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (184)               -               (2)               -
   Net realized gain (loss) on investments
     and capital gains distributions                           (4,332)               2              (28)             (19)
   Net unrealized appreciation (depreciation) of
     investments                                               (2,719)             (19)             (29)             (30)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (7,235)             (17)             (59)             (49)
Changes from principal transactions:
   Total unit transactions                                     (2,126)             401               43              453
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (2,126)             401               43              453
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (9,361)             384              (16)             404
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                17,001              384              125              404
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (77)              (2)              (4)               5
   Net realized gain (loss) on investments
     and capital gains distributions                             (911)              (1)               4               12
   Net unrealized appreciation (depreciation) of
     investments                                                4,627               23              109              247
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           3,639               20              109              264
Changes from principal transactions:
   Total unit transactions                                     (1,995)            (355)             619              531
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (1,995)            (355)             619              531
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,644             (335)             728              795
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      18,645    $          49    $         853    $       1,199
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                             ING VP           ING VP
                                                           ING VP           ING VP           MIDCAP           MIDCAP
                                                          MAGNACAP         MAGNACAP       OPPORTUNITIES    OPPORTUNITIES
                                                         - CLASS R        - CLASS S         - CLASS R        - CLASS S
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $         431    $           -    $         865
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (1)               -              (23)
   Net realized gain (loss) on investments
     and capital gains distributions                                -              (10)               -              (97)
   Net unrealized appreciation (depreciation) of
     investments                                                   (6)            (121)              (1)            (459)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              (6)            (132)              (1)            (579)
Changes from principal transactions:
   Total unit transactions                                         33              191               77            2,297
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                    33              191               77            2,297
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                          27               59               76            1,718
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                    27              490               76            2,583
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (2)              (7)             (52)
   Net realized gain (loss) on investments
     and capital gains distributions                               (4)             (52)             182             (176)
   Net unrealized appreciation (depreciation) of
     investments                                                   12              221              125            1,406
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               8              167              300            1,178
Changes from principal transactions:
   Total unit transactions                                          7              271              529            3,057
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     7              271              529            3,057
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                          15              438              829            4,235
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $          42    $         928    $         905    $       6,818
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING VP           ING VP                            JANUS
                                                          SMALLCAP         SMALLCAP           JANUS           ASPEN
                                                        OPPORTUNITIES    OPPORTUNITIES        ASPEN          FLEXIBLE
                                                         - CLASS R        - CLASS S          BALANCED         INCOME
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $       1,280    $     240,241    $      23,940
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -              (21)           2,536              856
   Net realized gain (loss) on investments
     and capital gains distributions                              (10)            (338)         (19,146)             761
   Net unrealized appreciation (depreciation) of
     investments                                                   (4)            (622)          (1,490)             571
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (14)            (981)         (18,100)           2,188
Changes from principal transactions:
   Total unit transactions                                         72            1,473          (24,316)           2,264
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                    72            1,473          (24,316)           2,264
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                          58              492          (42,416)           4,452
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                    58            1,772          197,825           28,392
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (2)             (33)           1,782              840
   Net realized gain (loss) on investments
     and capital gains distributions                               39             (426)          (2,339)             734
   Net unrealized appreciation (depreciation) of
     investments                                                   (7)           1,223           23,364             (248)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              30              764           22,807            1,326
Changes from principal transactions:
   Total unit transactions                                      1,304            1,992          (34,101)          (7,560)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 1,304            1,992          (34,101)          (7,560)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,334            2,756          (11,294)          (6,234)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,392    $       4,528    $     186,531    $      22,158
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                             JANUS            JANUS
                                                            JANUS            ASPEN            ASPEN         LORD ABBETT
                                                            ASPEN           MID CAP         WORLDWIDE        GROWTH AND
                                                           GROWTH           GROWTH           GROWTH            INCOME
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     176,779    $     141,806    $     331,396    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (1,668)          (1,204)          (1,013)               1
   Net realized gain (loss) on investments
     and capital gains distributions                          (88,052)        (110,103)        (139,153)               -
   Net unrealized appreciation (depreciation) of
     investments                                               45,741           73,321           58,703              (19)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations         (43,979)         (37,986)         (81,463)             (18)
Changes from principal transactions:
   Total unit transactions                                    (34,297)         (26,587)         (51,653)             440
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (34,297)         (26,587)         (51,653)             440
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (78,276)         (64,573)        (133,116)             422
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                98,503           77,233          198,280              422
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (1,140)            (963)            (283)               6
   Net realized gain (loss) on investments
     and capital gains distributions                           (4,646)          (5,140)         (13,982)               7
   Net unrealized appreciation (depreciation) of
     investments                                               32,018           29,450           51,811              364
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          26,232           23,347           37,546              377
Changes from principal transactions:
   Total unit transactions                                    (19,409)         (11,863)         (44,903)           2,311
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (19,409)         (11,863)         (44,903)           2,311
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       6,823           11,484           (7,357)           2,688
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $     105,326    $      88,717    $     190,923    $       3,110
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                         LORD ABBETT        MFS(R)           MFS(R)         OPPENHEIMER
                                                           MID-CAP          GLOBAL            TOTAL         AGGRESSIVE
                                                            VALUE         GOVERNMENTS        RETURN           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $       1,742    $      93,910    $      40,449
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1               36              355             (189)
   Net realized gain (loss) on investments
     and capital gains distributions                              (22)              31            3,617           (5,968)
   Net unrealized appreciation (depreciation) of
     investments                                                  (25)              84          (10,681)          (5,031)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (46)             151           (6,709)         (11,188)
Changes from principal transactions:
   Total unit transactions                                        520              827            4,524           (5,331)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   520              827            4,524           (5,331)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         474              978           (2,185)         (16,519)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   474            2,720           91,725           23,930
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (1)             117              374             (335)
   Net realized gain (loss) on investments
     and capital gains distributions                                -               67             (807)          (1,055)
   Net unrealized appreciation (depreciation) of
     investments                                                  222               55           14,113            6,608
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             221              239           13,680            5,218
Changes from principal transactions:
   Total unit transactions                                        522             (435)           5,000              (33)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   522             (435)           5,000              (33)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         743             (196)          18,680            5,185
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,217    $       2,524    $     110,405    $      29,115
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                              PIONEER
                                                         OPPENHEIMER      OPPENHEIMER      OPPENHEIMER        EQUITY
                                                           GLOBAL            MAIN           STRATEGIC         INCOME
                                                         SECURITIES        STREET(R)          BOND              VCT
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      16,403    $      65,709    $      28,892    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (124)            (328)           1,846                1
   Net realized gain (loss) on investments
     and capital gains distributions                           (3,498)         (11,300)          (1,632)              (1)
   Net unrealized appreciation (depreciation) of
     investments                                               (1,164)          (1,390)           1,590               (6)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (4,786)         (13,018)           1,804               (6)
Changes from principal transactions:
   Total unit transactions                                      3,560           (3,890)           2,039              159
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 3,560           (3,890)           2,039              159
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (1,226)         (16,908)           3,843              153
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                15,177           48,801           32,735              153
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (100)            (224)           1,817                3
   Net realized gain (loss) on investments
     and capital gains distributions                             (902)          (1,676)             661               (8)
   Net unrealized appreciation (depreciation) of
     investments                                                7,819           14,143            3,307               49
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           6,817           12,243            5,785               44
Changes from principal transactions:
   Total unit transactions                                      7,545            4,077            3,980               56
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 7,545            4,077            3,980               56
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      14,362           16,320            9,765              100
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      29,539    $      65,121    $      42,500    $         253
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                            PIONEER                         PRUDENTIAL
                                                           PIONEER          MID CAP                         SP JENNISON
                                                            FUND             VALUE         PRUDENTIAL      INTERNATIONAL
                                                             VCT              VCT           JENNISON          GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $         724    $          59
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -               (9)              (3)
   Net realized gain (loss) on investments
     and capital gains distributions                                -               (9)            (252)             (44)
   Net unrealized appreciation (depreciation) of
     investments                                                    -                -              (50)              (7)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -               (9)            (311)             (54)
Changes from principal transactions:
   Total unit transactions                                          1               39               14              209
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     1               39               14              209
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           1               30             (297)             155
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     1               30              427              214
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (1)              (8)             (12)
   Net realized gain (loss) on investments
     and capital gains distributions                                -               22                5               89
   Net unrealized appreciation (depreciation) of
     investments                                                    -               56              156              289
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -               77              153              366
Changes from principal transactions:
   Total unit transactions                                          3              632              279            2,689
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     3              632              279            2,689
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           3              709              432            3,055
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $           4    $         739    $         859    $       3,269
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                        UBS TACTICAL
                                                         ALLOCATION
                                                        -------------
Net assets at January 1, 2002                           $      14,334
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (86)
   Net realized gain (loss) on investments and
     capital gains distributions                               (3,544)
   Net unrealized appreciation (depreciation) of
     investments                                                  284
                                                        -------------
Net increase (decrease) in net assets from operations          (3,346)
Changes from principal transactions:
   Total unit transactions                                     (1,263)
                                                        -------------
Increase (decrease) in assets derived from principal
   transactions                                                (1,263)
                                                        -------------
Total increase (decrease)                                      (4,609)
                                                        -------------
Net assets at December 31, 2002                                 9,725

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (46)
   Net realized gain (loss) on investments and
     capital gains distributions                                 (189)
   Net unrealized appreciation (depreciation) of
     investments                                                2,649
                                                        -------------
Net increase (decrease) in net assets from operations           2,414
Changes from principal transactions:
   Total unit transactions                                       (431)
                                                        -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (431)
                                                        -------------
Total increase (decrease)                                       1,983
                                                        -------------
NET ASSETS AT DECEMBER 31, 2003                         $      11,708
                                                        =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") was established by ING Insurance Company of America ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The account is sold exclusively for use with variable annuity Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

     At December 31, 2003, the Account had 117 investment divisions (the "Divisions"), 50 of which invest in independently managed mutual funds and 67 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation Fund - Series I Shares AIM V.I. Core Equity Fund - Series I Shares
        AIM V.I. Government Securities Fund - Series I Shares AIM V.I. Growth Fund - Series I Shares
        AIM V.I. Premier Equity Fund - Series I Shares
     Alger American Funds:
        Alger American Balanced Portfolio
        Alger American Income & Growth Portfolio
        Alger American Leveraged AllCap Portfolio
     AllianceBernstein Variable Products Series Fund, Inc.:
        AllianceBernstein VPSF Growth and Income Class A AllianceBernstein VPSF Premier Growth Class A AllianceBernstein VPSF Quasar Class A
     American Century(R) Investments:
        American Century(R) VP Balanced Fund
        American Century(R) VP International Fund
     Calvert Social Balanced Portfolio

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     Federated Insurance Series:
        Federated American Leaders Fund II
        Federated Capital Income Fund II
        Federated Equity Income Fund II
        Federated Fund for U.S. Government Securities II
        Federated Growth Strategies Fund II
        Federated High Income Bond Fund II
        Federated International Equity Fund II
        Federated Prime Money Fund II
     Fidelity(R) Variable Insurance Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class Fidelity(R) VIP Equity-Income Portfolio - Initial Class Fidelity(R) VIP Growth Portfolio - Initial Class
        Fidelity(R) VIP High Income Portfolio - Initial Class
        Fidelity(R) VIP Index 500 Portfolio - Initial Class
        Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
     Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities Fund - Class 2*
     ING GET Fund:
        ING GET Fund - Series D
        ING GET Fund - Series E
        ING GET Fund - Series G
        ING GET Fund - Series H
        ING GET Fund - Series I
        ING GET Fund - Series J
        ING GET Fund - Series K
        ING GET Fund - Series L
        ING GET Fund - Series M
        ING GET Fund - Series N
        ING GET Fund - Series P
        ING GET Fund - Series Q
        ING GET Fund - Series R *
        ING GET Fund - Series S *
        ING GET Fund - Series T *
        ING GET Fund - Series U *
        ING GET Fund - Series V **
     ING VP Balanced Portfolio, Inc. - Class R
     ING VP Bond Portfolio - Class R
     ING VP Emerging Markets Fund
     ING VP Money Market Portfolio - Class R
     ING VP Natural Resources Trust
     ING Generations Portfolio, Inc.:
        ING VP Strategic Allocation Balanced Portfolio - Class R
        ING VP Strategic Allocation Growth Portfolio - Class R
        ING VP Strategic Allocation Income Portfolio - Class R
     ING Investors Trust:
        ING MFS Total Return Portfolio - Service Class **
        ING T. Rowe Price Equity Income Portfolio - Service Class **
     ING Partners, Inc.:
        ING Alger Aggressive Growth Portfolio - Service Class *
        ING Alger Growth Portfolio - Service Class *
        ING American Century Small Cap Value Portfolio - Service Class * ING Baron Small Cap Growth Portfolio - Service Class *
        ING DSI Enhanced Index Portfolio - Service Class **
        ING Goldman Sachs(R) Capital Growth Portfolio - Service Class * ING JPMorgan Fleming International Portfolio - Initial Class
        ING JPMorgan Mid Cap Value Portfolio - Service Class *
        ING MFS Capital Opportunities Portfolio - Initial Class
        ING MFS Global Growth Portfolio - Service Class *
        ING MFS Research Equity Portfolio - Initial Class
        ING OpCap Balanced Value Portfolio - Service Class *
        ING PIMCO Total Return Portfolio - Service Class *
        ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Fundamental Value Portfolio - Service Class * ING Salomon Brothers Investors Value Portfolio - Service Class *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     ING Partners, Inc (continued):
        ING T. Rowe Price Growth Equity Portfolio - Initial Class
        ING UBS Tactical Asset Allocation Portfolio - Service Class * ING Van Kampen Comstock Portfolio - Service Class *
     ING Variable Funds:
        ING VP Growth and Income Portfolio - Class R
     ING Variable Insurance Trust:
        ING GET U.S. Core Portfolio - Series 1 **
        ING GET U.S. Core Portfolio - Series 2 **
        ING GET U.S. Core Portfolio - Series 3 **
     ING Variable Portfolios, Inc.:
        ING VP Growth Portfolio - Class R
        ING VP Index Plus LargeCap Portfolio - Class R
        ING VP Index Plus MidCap Portfolio - Class R
        ING VP Index Plus SmallCap Portfolio - Class R
        ING VP International Equity Portfolio - Class R
        ING VP Small Company Portfolio - Class R
        ING VP Technology Portfolio - Class R
        ING VP Value Opportunity Portfolio - Class R
     ING Variable Products Trust:
        ING VP Growth Opportunities Portfolio - Class R *
        ING VP Growth Opportunities Portfolio - Class S
        ING VP International Value Portfolio - Class R*
        ING VP MagnaCap Portfolio - Class R *
        ING VP MagnaCap Portfolio - Class S
        ING VP MidCap Opportunities Portfolio - Class R *
        ING VP MidCap Opportunities Portfolio - Class S
        ING VP SmallCap Opportunities Portfolio - Class R *
        ING VP SmallCap Opportunities Portfolio - Class S
     Janus Aspen Series:
        Janus Aspen Balanced Portfolio - Inst Shares
        Janus Aspen Flexible Income Portfolio - Inst Shares
        Janus Aspen Growth Portfolio - Inst Shares
        Janus Aspen Mid Cap Growth Portfolio - Inst Shares
        Janus Aspen Worldwide Growth Portfolio - Inst Shares
     Lord Abbett Funds:
        Lord Abbett Growth and Income Portfolio *
        Lord Abbett Mid-Cap Value Portfolio *
     MFS(R) Funds:
        MFS (R) Global Governments Series
        MFS(R) Total Return Series - Initial Class
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth Fund/VA
        Oppenheimer Global Securities Fund/VA
        Oppenheimer Main Street(R) Fund/VA
        Oppenheimer Strategic Bond Fund/VA
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income VCT Portfolio - Class I *
        Pioneer Fund VCT Portfolio - Class I *
        Pioneer Mid Cap Value VCT Portfolio - Class I *
     Prudential Series Fund, Inc.:
        Jennison Portfolio - Class II Shares
        SP Jennison International Growth Portfolio - Class II Shares UBS Series Trust:
        UBS Tactical Allocation Portfolio - Class I

     *   Investment Division added in 2002.
     **  Investment Division added in 2003.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                   CURRENT NAME                                           FORMER NAME
        -----------------------------------------------    -----------------------------------------
        AllianceBernstein VPSF Growth and Income           Alliance Growth and Income
          Class A
        AllianceBernstein VPSF Premier Growth              Alliance Premier Growth Portfolio
          Class A
        AllianceBernstein VPSF Quasar Class A              Alliance Quasar Portfolio
        Federated Capital Income Fund Fund II              Federated Utility Fund II
        Fidelity(R) VIP ASSET MANAGER(SM) Portfolio -      Fidelity(R) VIP II ASSET MANAGER(SM)
          Initial Class                                      Portfolio - Initial Class
        Fidelity(R) VIP Contrafund(R) Portfolio -          Fidelity(R) VIP II Contrafund(R) Portfolio -
          Initial Class                                      Initial Class
        Fidelity(R) VIP Index 500 Portfolio -              Fidelity(R) VIP II Index 500 Portfolio -
          Initial Class                                      Initial Class
        Fidelity(R) VIP Investment Grade Bond              Fidelity(R) VIP II Investment Grade Bond
          Portfolio - Initial Class                          Portfolio - Initial Class
        ING MFS Research Equity Portfolio -                ING MFS Research Portfolio - Initial Class
          Initial Class                                    ING Salomon Brothers Capital Portfolio -
        ING Salomon Brothers Fundamental Value               Service Class
          Portfolio - Service Class                        Janus Aspen Aggressive Growth Portfolio -
        Janus Aspen Mid Cap Growth Portfolio -               Inst Shares
          Inst Shares                                      Oppenheimer Main Street(R) Growth &
        Oppenheimer Main Street(R) Fund/VA                   IncomeFund/VA
                                                           Brinson Series Tactical Allocation
        UBS Tactical Allocation Portfolio - Class I          Portfolio - Class I

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

     ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the Contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     Daily charges are deducted at annual rates of up to 1.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

     ADMINISTRATIVE CHARGES

     A daily charge at an annual rate of up to 0.50% of the assets attributable to the Contracts is deducted, as specified in the Contract.

     CONTRACT MAINTENANCE CHARGES

     An annual contract or certificate maintenance fee of up to $20 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

     CONTINGENT DEFERRED SALES CHARGES

     For certain Contracts, a contingent deferred sales charge is imposed as a percentage that ranges up to 7% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

     PREMIUM TAXES

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2003, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Balanced Portfolio, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING VP Money Market Portfolio, ING Generations Portfolios, Inc., ING Variable Funds, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ILIAC, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                      YEAR ENDED DECEMBER 31
                                                                  2003                      2002
                                                        -----------------------   -----------------------
                                                         PURCHASES     SALES       PURCHASES      SALES
                                                        ----------   ----------   ----------   ----------
                                                                      (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                   $    1,737   $    3,129   $   24,514   $   27,763
        AIM V.I. Core Equity                                 3,305        4,917       38,407       44,855
        AIM V.I. Government Securities                       6,524       17,272       32,681       16,817
        AIM V.I. Growth                                      1,907        3,089       24,478       29,364
        AIM V.I. Premier Equity                              1,284        8,823       68,844       80,157
     Alger American Funds:
        Alger American Balanced                                132          720        3,639        4,339
        Alger American Income & Growth                         168        1,486       10,413       12,151
        Alger American Leveraged AllCap                          1        1,075        9,454       10,850
     AllianceBernstein Variable Products
        Series Fund, Inc.:
        AllianceBernstein VPSF Growth and Income             9,057        3,429       46,961       44,016
        AllianceBernstein VPSF Premier Growth                1,645        1,504       10,145       10,102
        AllianceBernstein VPSF Quasar                        3,231          736        1,723        1,577
     American Century(R) Investments:
        American Century(R) VP Balanced                         40          323        1,989        2,307
        American Century(R) VP International                    19          485        2,499        3,200
     Calvert Social Balanced                                   559          412        1,931        1,806
     Federated Insurance Series:
        Federated American Leaders                           1,301       11,123        8,627       25,009
        Federated Capital Income                               534        1,842        2,331        5,001
        Federated Equity Income                                627        2,131          820        4,394
        Federated Fund for U.S. Government Securities        1,190        3,794        4,984        4,633
        Federated Growth Strategies                            475        2,609          112        5,825
        Federated High Income Bond                           1,589        4,535        6,847        9,302
        Federated International Equity                         361        1,465          127        2,905
        Federated Prime Money                                2,583        5,040        5,760        7,185
     Fidelity(R) Variable Insurance Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM)                    1,642        2,158       15,172       16,452
        Fidelity(R) VIP Contrafund(R)                       26,291       23,400      175,617      186,406
        Fidelity(R) VIP Equity-Income                       41,183       36,146      247,113      252,808
        Fidelity(R) VIP Growth                              10,899       13,392      141,688      162,277
        Fidelity(R) VIP High Income                         30,754       18,518       58,138       58,116
        Fidelity(R) VIP Index 500                            7,977       13,648      121,951      136,223
        Fidelity(R) VIP Investment Grade Bond                  220          846        3,174        3,538
        Fidelity(R) VIP Overseas                            36,192       32,346       14,243       15,632

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                     YEAR ENDED DECEMBER 31
                                                                               2003                          2002
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES         PURCHASES       SALES
                                                                    ------------   ------------   ------------   ------------
                                                                                     (DOLLARS IN THOUSANDS)
     Franklin Templeton Variable Insurance
        Products Trust:
        Franklin Small Cap Value Securities                         $        433   $        279   $      2,565   $      1,920
     ING GET Fund:
        ING GET Fund - Series D                                            4,052         18,917         91,906        104,050
        ING GET Fund - Series E                                           10,996         44,851        287,090        310,958
        ING GET Fund - Series G                                            6,153         29,059        172,316        181,449
        ING GET Fund - Series H                                            4,789         20,271        131,547        142,911
        ING GET Fund - Series I                                            3,353         12,409         89,384         94,102
        ING GET Fund - Series J                                            2,456         13,559         76,351         81,025
        ING GET Fund - Series K                                            2,775         12,911         88,905         98,660
        ING GET Fund - Series L                                            3,093         11,467         78,713         85,764
        ING GET Fund - Series M                                            4,217         25,227        120,605        132,464
        ING GET Fund - Series N                                            2,265         17,016         97,858        110,571
        ING GET Fund - Series P                                            1,839         21,136         83,551         91,096
        ING GET Fund - Series Q                                              691         13,725        115,914         62,794
        ING GET Fund - Series R                                              124          7,906         47,063          3,851
        ING GET Fund - Series S                                               82         12,318         55,817          2,522
        ING GET Fund - Series T                                              259          9,664         39,328            338
        ING GET Fund - Series U                                           42,784         16,030            508              6
        ING GET Fund - Series V                                           84,529          8,459              -              -
     ING VP Balanced                                                      19,176         19,033         79,596         99,335
     ING VP Bond                                                          18,786         46,842        125,655        111,843
     ING VP Emerging Markets                                                  10            116            976          1,178
     ING VP Money Market                                                 260,698        347,286        760,239        784,356
     ING VP Natural Resources                                                 30            280          1,139          1,513
     ING Generations Portfolio, Inc.:
        ING VP Strategic Allocation Balanced                               2,839          2,627         13,854         14,909
        ING VP Strategic Allocation Growth                                 2,913          2,028         11,735         12,253
        ING VP Strategic Allocation Income                                 2,116          4,793         21,591         23,140
     ING Investors Trust:
        ING MFS Total Return                                                 443             56              -              -
        ING T. Rowe Price Equity Income                                      702             83              -              -
     ING Partners, Inc.:
        ING Alger Aggressive Growth                                        3,224          2,516            190              -
        ING Alger Growth                                                   1,205            877             10              -
        ING American Century Small Cap Value                                 490            216            253             82
        ING Baron Small Cap Growth                                         1,230            238            359            171
        ING DSI Enhanced Index                                                48             43              -              -
        ING Goldman Sachs(R) Capital Growth                                   11              8             19              -

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                     YEAR ENDED DECEMBER 31
                                                                               2003                          2002
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES         PURCHASES       SALES
                                                                    ------------   ------------   ------------   ------------
                                                                                     (DOLLARS IN THOUSANDS)
     ING Partners, Inc. (continued):
        ING JPMorgan Fleming International                          $    163,765   $    161,684   $    210,312   $    212,764
        ING JPMorgan Mid Cap Value                                           605            113             89              -
        ING MFS Capital Opportunities                                     21,700         27,088         46,601         55,397
        ING MFS Global Growth                                                 25             24              8              6
        ING MFS Research Equity                                            1,157          7,623         50,965         63,509
        ING OpCap Balanced Value                                           1,204             57             15              -
        ING PIMCO Total Return                                             2,644          1,301          1,359            107
        ING Salomon Brothers Aggressive Growth                            10,004         15,045        109,117        123,719
        ING Salomon Brothers Fundamental Value                            22,906         21,884              5              -
        ING Salomon Brothers Investors Value                                 171             29             16              -
        ING T. Rowe Price Growth Equity                                   12,358         13,147         77,576         88,202
        ING UBS Tactical Asset Allocation                                     82             33              -              -
        ING Van Kampen Comstock                                              707            262            331              1
     ING Variable Funds:
        ING VP Growth and Income                                          13,533         71,492        172,371        261,853
     ING Variable Insurance Trust:
        ING GET U.S. Core Portfolio - Series 1                            26,984          1,916              -              -
        ING GET U.S. Core Portfolio - Series 2                            24,434            115              -              -
        ING GET U.S. Core Portfolio - Series 3                             1,965              -              -              -
     ING Variable Portfolios, Inc.:
        ING VP Growth                                                      2,962          7,041         69,783         79,492
        ING VP Index Plus LargeCap                                        33,821         37,707        190,972        214,104
        ING VP Index Plus MidCap                                           8,395          8,702         11,890          7,151
        ING VP Index Plus SmallCap                                         3,097          2,140          8,976          6,252
        ING VP International Equity                                       17,944         16,056         46,107         46,993
        ING VP Small Company                                              39,143         30,623        116,436        108,833
        ING VP Technology                                                 10,849          7,248         23,571         23,226
        ING VP Value Opportunity                                           1,688          3,760         26,750         29,060
     ING Variable Products Trust:
        ING VP Growth Opportunities - Class R                                205            562            864            463
        ING VP Growth Opportunities - Class S                                795            180            278            238
        ING VP International Value                                           824            288            523             70
        ING VP MagnaCap - Class R                                             26             19             33              -
        ING VP MagnaCap - Class S                                            446            177            879            689
        ING VP MidCap Opportunities - Class R                              3,751          3,229             78              1
        ING VP MidCap Opportunities - Class S                              3,992            987          4,360          2,084
        ING VP SmallCap Opportunities - Class R                            6,129          4,827            265            193
        ING VP SmallCap Opportunities - Class S                            3,215          1,256          3,798          2,346

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                     YEAR ENDED DECEMBER 31
                                                                               2003                          2002
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES         PURCHASES       SALES
                                                                    ------------   ------------   ------------   ------------
                                                                    (DOLLARS IN
                                                                     THOUSANDS)
     Janus Aspen Series:
        Janus Aspen Balanced                                        $      8,930   $     41,249   $    225,500   $    247,280
        Janus Aspen Flexible Income                                        4,792         11,512         31,418         28,299
        Janus Aspen Growth                                                 2,952         23,501        150,997        186,962
        Janus Aspen Mid Cap Growth                                        24,529         37,355        141,416        169,207
        Janus Aspen Worldwide Growth                                      11,748         56,934        323,687        376,352
     Lord Abbett Funds:
        Lord Abbett Growth and Income                                      2,511            194            442              1
        Lord Abbett Mid-Cap Value                                            787            254            805            284
     MFS(R) Funds:
        MFS (R) Global Governments                                         1,124          1,442          3,217          2,355
        MFS(R) Total Return                                               13,814          8,440        119,828        113,668
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                                      5,069          5,437         64,141         69,661
        Oppenheimer Global Securities                                     13,931          6,486         20,873         17,437
        Oppenheimer Main Street(R)                                        13,702          9,849         70,215         74,433
        Oppenheimer Strategic Bond                                        15,898         10,101         38,679         34,794
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income VCT                                            116             57            165              5
        Pioneer Fund VCT                                                       4              1              1              -
        Pioneer Mid Cap Value VCT                                            764            133             82             42
     Prudential Series Fund, Inc.:
        Prudential Jennison                                                  646            375          2,065          2,060
        Prudential SP Jennison International Growth                        4,361          1,684          2,655          2,449
     UBS Series Trust:
        UBS Tactical Allocation                                              565          1,042         14,269         15,619

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

6.   CHANGES IN UNITS

     The changes in units outstanding were as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)      (REDEEMED)
                                                                     ------------    ------------
      AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation                                   (215,223)       (366,408)
         AIM V.I. Core Equity                                            (376,156)       (748,286)
         AIM V.I. Government Securities                                  (899,844)      1,319,594
         AIM V.I. Growth                                                 (285,985)       (842,874)
         AIM V.I. Premier Equity                                         (951,357)     (1,440,923)
      Alger American Funds:
         Alger American Balanced                                          (26,135)        (31,808)
         Alger American Income & Growth                                   (64,405)        (86,313)
         Alger American Leveraged AllCap                                  (49,907)        (61,140)
      AllianceBernstein Variable Products Series Fund, Inc.:
         AllianceBernstein VPSF Growth and Income                         588,049          63,544
         AllianceBernstein VPSF Premier Growth                             35,073           2,737
         AllianceBernstein VPSF Quasar                                    371,072          12,434
      American Century(R) Investments:
         American Century(R) VP Balanced                                  (17,978)        (21,928)
         American Century(R) VP International                             (37,686)        (53,475)
      Calvert Social Balanced                                              11,388           9,032
      Federated Insurance Series:
         Federated American Leaders                                      (508,356)       (802,047)
         Federated Capital Income                                        (147,192)       (270,317)
         Federated Equity Income                                         (150,869)       (349,138)
         Federated Fund for U.S. Government Securities                   (191,021)          5,984
         Federated Growth Strategies                                     (136,784)       (353,291)
         Federated High Income Bond                                      (266,792)       (311,614)
         Federated International Equity                                   (88,913)       (215,775)
         Federated Prime Money                                           (190,956)       (112,344)
      Fidelity(R) Variable Insurance Products Fund:
         Fidelity(R) VIP ASSET MANAGER(SM)                                (46,959)       (103,131)
         Fidelity(R) VIP Contrafund(R)                                    571,228        (705,725)
         Fidelity(R) VIP Equity-Income                                    522,988        (690,353)
         Fidelity(R) VIP Growth                                           215,167      (1,160,706)
         Fidelity(R) VIP High Income                                    1,123,161        (483,340)
         Fidelity(R) VIP Index 500                                       (363,659)       (835,328)
         Fidelity(R) VIP Investment Grade Bond                            (46,941)        (29,946)
         Fidelity(R) VIP Overseas                                         324,783        (115,998)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)      (REDEEMED)
                                                                     ------------    ------------
      Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities                                15,203          39,416
      ING GET Fund:
        ING GET Fund - Series D                                        (1,707,796)     (1,502,708)
        ING GET Fund - Series E                                        (3,914,768)     (3,020,220)
        ING GET Fund - Series G                                        (2,581,173)     (1,275,410)
        ING GET Fund - Series H                                        (1,762,825)     (1,368,020)
        ING GET Fund - Series I                                        (1,017,746)       (633,744)
        ING GET Fund - Series J                                        (1,217,984)       (606,080)
        ING GET Fund - Series K                                        (1,092,454)     (1,044,318)
        ING GET Fund - Series L                                          (936,734)       (566,108)
        ING GET Fund - Series M                                        (2,237,666)       (972,717)
        ING GET Fund - Series N                                        (1,500,256)     (1,199,074)
        ING GET Fund - Series P                                        (1,948,391)       (608,071)
        ING GET Fund - Series Q                                        (1,178,495)      5,298,242
        ING GET Fund - Series R                                          (678,100)      4,312,314
        ING GET Fund - Series S                                        (1,098,481)      5,334,290
        ING GET Fund - Series T                                          (845,512)      3,907,841
        ING GET Fund - Series U                                         2,803,440          50,278
        ING GET Fund - Series V                                         7,680,444               -
      ING VP Balanced                                                     (83,996)     (1,231,538)
      ING VP Bond                                                      (1,696,435)        413,356
      ING VP Emerging Markets                                             (14,583)        (26,185)
      ING VP Money Market                                              (6,789,055)     (2,485,092)
      ING VP Natural Resources                                            (19,060)        (31,200)
      ING Generations Portfolio, Inc.:
        ING VP Strategic Allocation Balanced                              (29,336)       (104,759)
        ING VP Strategic Allocation Growth                                (21,901)        (62,890)
        ING VP Strategic Allocation Income                               (205,539)       (143,555)
      ING Investors Trust:
        ING MFS Total Return                                               35,396               -
        ING T. Rowe Price Equity Income                                    57,696               -
      ING Partners, Inc.:
        ING Alger Aggressive Growth                                        71,512          24,342
        ING Alger Growth                                                   37,994           1,297
        ING American Century Small Cap Value                               29,741          19,821
        ING Baron Small Cap Growth                                         97,665          21,310
        ING DSI Enhanced Index                                                621               -
        ING Goldman Sachs(R) Capital Growth                                   243           2,242
        ING JPMorgan Fleming International                                286,684          17,057

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)      (REDEEMED)
                                                                     ------------    ------------
      ING Partners, Inc. (continued):
         ING JPMorgan Mid Cap Value                                        45,969           9,450
         ING MFS Capital Opportunities                                   (475,678)       (840,713)
         ING MFS Global Growth                                                276             168
         ING MFS Research Equity                                         (638,397)     (1,203,069)
         ING OpCap Balanced Value                                         114,002           1,825
         ING PIMCO Total Return                                           117,809         118,777
         ING Salomon Brothers Aggressive Growth                          (471,812)     (1,425,104)
         ING Salomon Brothers Fundamental Value                           112,732             655
         ING Salomon Brothers Investors Value                              15,639           1,835
         ING T. Rowe Price Growth Equity                                  (82,398)       (562,460)
         ING UBS Tactical Asset Allocation                                  5,211              53
         ING Van Kampen Comstock                                           44,597          38,291
      ING Variable Funds:
         ING VP Growth and Income                                      (3,322,672)     (4,914,917)
      ING Variable Insurance Trust:
         ING GET U.S. Core Portfolio - Series 1                         2,530,968               -
         ING GET U.S. Core Portfolio - Series 2                         2,441,629               -
         ING GET U.S. Core Portfolio - Series 3                           196,496               -
      ING Variable Portfolios, Inc.:
         ING VP Growth                                                   (329,681)       (944,382)
         ING VP Index Plus LargeCap                                    (1,018,952)     (1,975,577)
         ING VP Index Plus MidCap                                         (23,571)        293,309
         ING VP Index Plus SmallCap                                        74,019         238,930
         ING VP International Equity                                      156,583        (117,376)
         ING VP Small Company                                             612,976         398,526
         ING VP Technology                                              1,059,264         (95,211)
         ING VP Value Opportunity                                        (141,302)       (168,461)
      ING Variable Products Trust:
         ING VP Growth Opportunities - Class R                            (58,161)         63,829
         ING VP Growth Opportunities - Class S                             97,238           5,464
         ING VP International Value                                        65,868          49,414
         ING VP MagnaCap - Class R                                            857           3,913
         ING VP MagnaCap - Class S                                         32,197          22,872
         ING VP MidCap Opportunities - Class R                             85,049          10,923
         ING VP MidCap Opportunities - Class S                            400,115         315,913
         ING VP SmallCap Opportunities - Class R                          190,033        (139,170)
         ING VP SmallCap Opportunities - Class S                          327,810         376,449

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)     (REDEEMED)
                                                                     ------------    ------------
      Janus Aspen Series:
         Janus Aspen Balanced                                          (2,223,852)     (1,543,962)
         Janus Aspen Flexible Income                                     (394,174)        123,393
         Janus Aspen Growth                                            (1,648,598)     (3,008,365)
         Janus Aspen Mid Cap Growth                                    (1,191,018)     (2,540,697)
         Janus Aspen Worldwide Growth                                  (3,435,063)     (3,807,460)
      Lord Abbett Funds:
         Lord Abbett Growth and Income                                    249,236          53,538
         Lord Abbett Mid-Cap Value                                         62,337          54,692
      MFS(R) Funds:
         MFS(R) Global Governments                                        (33,561)         71,900
         MFS(R) Total Return                                              441,718         404,893
      Oppenheimer Variable Account Funds:
         Oppenheimer Aggressive Growth                                   (134,199)       (616,159)
         Oppenheimer Global Securities                                    459,397         197,129
         Oppenheimer Main Street(R)                                       182,239        (523,616)
         Oppenheimer Strategic Bond                                       289,876         151,517
      Pioneer Variable Contracts Trust:
         Pioneer Equity Income VCT                                          6,570          19,140
         Pioneer Fund VCT                                                     276             172
         Pioneer Mid Cap Value VCT                                         58,218           3,470
      Prudential Series Fund, Inc.:
         Prudential Jennison                                               40,553         (10,806)
         Prudential SP Jennison International Growth                      378,568          29,475
      UBS Series Trust:
         UBS Tactical Allocation                                          (61,001)       (180,912)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

7.   UNIT SUMMARY

     A summary of units outstanding at December 31, 2003 follows:

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     AIM V.I. CAPITAL APPRECIATION
     Currently payable annuity contracts:                                                     $    1,081,892
     Contracts in accumulation period:
              Non-Qualified V                                   10,189.299   $         8.76           89,258
              Non-Qualified V (0.75)                            63,788.195             8.97          572,180
              Non-Qualified XII                                    755.842             8.95            6,765
              Non-Qualified XIII                               445,452.485             9.46        4,213,981
              Non-Qualified XIV                                595,055.988             9.30        5,534,021
              Non-Qualified XV                                 280,980.651             9.23        2,593,451
              Non-Qualified XVI                                232,704.920             5.52        1,284,531
              Non-Qualified XVIII                              159,214.742             5.44          866,128
              Non-Qualified XIX                                229,855.064             5.47        1,257,307
                                                           ---------------                    --------------
                                                             2,017,997.186                    $   17,499,514
                                                           ===============                    ==============

     AIM V.I. CORE EQUITY
     Currently payable annuity contracts:                                                     $    5,364,725
     Contracts in accumulation period:
              Non-Qualified V                                   44,573.096   $         7.72          344,104
              Non-Qualified V (0.75)                           108,040.860             7.90          853,523
              Non-Qualified IX                                     854.568             7.63            6,520
              Non-Qualified XII                                    990.885             7.88            7,808
              Non-Qualified XIII                               859,271.993             9.45        8,120,120
              Non-Qualified XIV                              1,330,081.463             9.30       12,369,758
              Non-Qualified XV                                 474,287.077             9.22        4,372,927
              Non-Qualified XVI                                200,687.487             6.37        1,278,379
              Non-Qualified XVIII                               99,620.062             6.28          625,614
              Non-Qualified XIX                                247,908.048             6.31        1,564,300
              Non-Qualified XX                                      10.508            11.86              125
                                                           ---------------                    --------------
                                                             3,366,326.047                    $   34,907,903
                                                           ===============                    ==============

     AIM V.I. GOVERNMENT SECURITIES
     Contracts in accumulation period:
              Non-Qualified XIII                               346,391.536   $        12.37   $    4,284,863
              Non-Qualified XIV                                467,444.949            12.23        5,716,852
              Non-Qualified XV                                 145,354.085            12.16        1,767,506
              Non-Qualified XVI                                 93,136.186            11.72        1,091,556
              Non-Qualified XVIII                               65,075.143            11.55          751,618
              Non-Qualified XIX                                121,746.539            11.61        1,413,477
                                                           ---------------                    --------------
                                                             1,239,148.438                    $   15,025,872
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------  ----------------
     AIM V.I. GROWTH
     Currently payable annuity contracts:                                                     $    1,268,793
     Contracts in accumulation period:
              Non-Qualified V                                   13,652.955   $         5.47           74,682
              Non-Qualified V (0.75)                            81,576.978             5.60          456,831
              Non-Qualified IX                                     464.862             5.40            2,510
              Non-Qualified XII                                  1,480.361             5.58            8,260
              Non-Qualified XIII                               686,220.760             6.62        4,542,781
              Non-Qualified XIV                              1,067,508.226             6.51        6,949,479
              Non-Qualified XV                                 341,364.852             6.46        2,205,217
              Non-Qualified XVI                                166,356.398             4.36          725,314
              Non-Qualified XVIII                              113,901.835             4.30          489,778
              Non-Qualified XIX                                310,878.472             4.32        1,342,995
                                                           ---------------                    --------------
                                                             2,783,405.699                    $   18,066,640
                                                           ===============                    ==============

     AIM V.I. PREMIER EQUITY
     Currently payable annuity contracts:                                                     $    2,390,597
     Contracts in accumulation period:
              Non-Qualified V                                    8,617.808   $         7.12           61,359
              Non-Qualified V (0.75)                            74,738.020             7.29          544,840
              Non-Qualified IX                                      91.584             7.04              645
              Non-Qualified XII                                  1,138.315             7.28            8,287
              Non-Qualified XIII                             1,268,375.871             8.56       10,857,297
              Non-Qualified XIV                              2,017,118.702             8.42       16,984,139
              Non-Qualified XV                                 747,409.524             8.35        6,240,870
              Non-Qualified XVI                                299,982.129             6.43        1,928,885
              Non-Qualified XVIII                              126,619.280             6.33          801,500
              Non-Qualified XIX                                473,550.761             6.36        3,011,783
                                                           ---------------                    --------------
                                                             5,017,641.994                    $   42,830,202
                                                           ===============                    ==============

     ALGER AMERICAN BALANCED
     Contracts in accumulation period:
              Non-Qualified VII                                 94,256.181   $        25.11   $    2,366,773
                                                           ---------------                    --------------
                                                                94,256.181                    $    2,366,773
                                                           ===============                    ==============

     ALGER AMERICAN INCOME & GROWTH
     Contracts in accumulation period:
              Non-Qualified VII                                291,852.976   $        22.17   $    6,470,380
                                                           ---------------                    --------------
                                                               291,852.976                    $    6,470,380
                                                           ===============                    ==============

     ALGER AMERICAN LEVERAGED ALLCAP
     Contracts in accumulation period:
              Non-Qualified VII                                277,225.744   $        23.23   $    6,439,954
              Non-Qualified VIII                                   167.508            17.13            2,869
                                                           ---------------                    --------------
                                                               277,393.252                    $    6,442,823
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ALLIANCEBERNSTEIN VPSF GROWTH AND INCOME
     Contracts in accumulation period:
              Non-Qualified XIII                             1,037,180.107   $        10.20   $   10,579,237
              Non-Qualified XIV                              1,055,319.729            10.09       10,648,176
              Non-Qualified XV                                 396,339.879            10.03        3,975,289
              Non-Qualified XVI                                451,491.519            10.30        4,650,363
              Non-Qualified XVIII                              155,625.177            10.15        1,579,596
              Non-Qualified XIX                                346,881.673            10.20        3,538,193
                                                           ---------------                    --------------

                                                             3,442,838.084                    $   34,970,854
                                                           ===============                    ==============

     ALLIANCEBERNSTEIN VPSF PREMIER GROWTH
     Contracts in accumulation period:
              Non-Qualified XIII                               379,024.612   $         5.26   $    1,993,669
              Non-Qualified XIV                                323,966.059             5.20        1,684,624
              Non-Qualified XV                                 126,508.754             5.17          654,050
              Non-Qualified XVI                                190,489.279             5.57        1,061,025
              Non-Qualified XVIII                               67,891.757             5.49          372,726
              Non-Qualified XIX                                280,459.496             5.52        1,548,136
                                                           ---------------                    --------------

                                                             1,368,339.957                    $    7,314,230
                                                           ===============                    ==============

     ALLIANCEBERNSTEIN VPSF QUASAR
     Contracts in accumulation period:
              Non-Qualified XIII                               134,787.615   $         8.19   $    1,103,911
              Non-Qualified XIV                                165,580.970             8.10        1,341,206
              Non-Qualified XV                                  41,351.517             8.06          333,293
              Non-Qualified XVI                                 45,523.247             7.29          331,864
              Non-Qualified XVIII                               44,821.552             7.18          321,819
              Non-Qualified XIX                                 67,459.200             7.21          486,381
                                                           ---------------                    --------------

                                                               499,524.101                    $    3,918,474
                                                           ===============                    ==============

     AMERICAN CENTURY(R) VP BALANCED
     Contracts in accumulation period:
              Non-Qualified VII                                 78,073.697   $        18.19   $    1,420,161
                                                           ---------------                    --------------

                                                                78,073.697                    $    1,420,161
                                                           ===============                    ==============

     AMERICAN CENTURY(R) VP INTERNATIONAL
     Contracts in accumulation period:
              Non-Qualified VII                                 93,228.187   $        14.41   $    1,343,418
              Non-Qualified VIII                                   181.700            13.13            2,386
                                                           ---------------                    --------------

                                                                93,409.887                    $    1,345,804
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     CALVERT SOCIAL BALANCED
     Contracts in accumulation period:
              Non-Qualified V                                    7,083.055   $        20.34   $      144,069
              Non-Qualified V (0.75)                            14,750.233            21.15          311,967
              Non-Qualified VII                                 84,238.446            11.30          951,894
              Non-Qualified VIII                                71,475.490            11.41          815,535
              Non-Qualified XX                                     390.655            11.56            4,516
                                                           ---------------                    --------------
                                                               177,937.879                    $    2,227,981
                                                           ===============                    ==============

     FEDERATED AMERICAN LEADERS
     Currently payable annuity contracts:                                                     $       84,899
     Contracts in accumulation period:
              Non-Qualified VII                              2,203,916.167   $        23.37       51,505,521
              Non-Qualified VIII                                 7,506.725            16.88          126,714
                                                           ---------------                    --------------
                                                             2,211,422.892                    $   51,717,134
                                                           ===============                    ==============

     FEDERATED CAPITAL INCOME
     Currently payable annuity contracts:                                                     $       17,473
     Contracts in accumulation period:
              Non-Qualified VII                                505,276.162   $        12.75        6,442,271
              Non-Qualified VIII                                    63.397            10.65              675
                                                           ---------------                    --------------
                                                               505,339.559                    $    6,460,419
                                                           ===============                    ==============

     FEDERATED EQUITY INCOME
     Currently payable annuity contracts:                                                     $       92,839
     Contracts in accumulation period:
              Non-Qualified VII                                884,275.954   $        12.34       10,911,965
                                                           ---------------                    --------------
                                                               884,275.954                    $   11,004,804
                                                           ===============                    ==============

     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
     Currently payable annuity contracts:                                                     $        2,648
     Contracts in accumulation period:
              Non-Qualified VII                                634,657.350   $        15.49        9,830,842
                                                           ---------------                    --------------
                                                               634,657.350                    $    9,833,490
                                                           ===============                    ==============

     FEDERATED GROWTH STRATEGIES
     Contracts in accumulation period:
              Non-Qualified VII                                627,365.021   $        18.83   $   11,813,283
                                                           ---------------                    --------------
                                                               627,365.021                    $   11,813,283
                                                           ===============                    ==============

     FEDERATED HIGH INCOME BOND
     Currently payable annuity contracts:                                                     $       19,637
     Contracts in accumulation period:
              Non-Qualified VII                                969,244.579   $        16.25       15,750,224
              Non-Qualified VIII                                   299.226            13.87            4,150
                                                           ---------------                    --------------
                                                               969,543.805                    $   15,774,011
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FEDERATED INTERNATIONAL EQUITY
     Currently payable annuity contracts:                                                     $       44,651
     Contracts in accumulation period:
              Non-Qualified VII                                462,016.816   $        14.11        6,519,057
              Non-Qualified VIII                                   123.555            13.06            1,614
                                                           ---------------                    --------------

                                                               462,140.371                    $    6,565,322
                                                           ===============                    ==============

     FEDERATED PRIME MONEY
     Contracts in accumulation period:
              Non-Qualified VII                                391,575.907   $        12.59   $    4,929,941
                                                           ---------------                    --------------

                                                               391,575.907                    $    4,929,941
                                                           ===============                    ==============

     FIDELITY(R) VIP ASSET MANAGER(SM)
     Contracts in accumulation period:
              Non-Qualified VII                                545,090.168   $        18.27   $    9,958,797
              Non-Qualified VIII                               135,610.345            15.30        2,074,838
                                                           ---------------                    --------------

                                                               680,700.513                    $   12,033,635
                                                           ===============                    ==============

     FIDELITY(R) VIP CONTRAFUND(R)
     Contracts in accumulation period:
              Non-Qualified V                                  459,839.543   $        21.98   $   10,107,273
              Non-Qualified V (0.75)                           740,795.132            22.86       16,934,577
              Non-Qualified VII                              3,011,967.167            24.17       72,799,246
              Non-Qualified VIII                               591,045.505            19.48       11,513,566
              Non-Qualified IX                                  27,754.943            21.61          599,784
              Non-Qualified X                                   22,238.130            21.98          488,794
              Non-Qualified XII                                 48,268.840            12.74          614,945
              Non-Qualified XIII                             2,257,321.504            11.91       26,884,699
              Non-Qualified XIV                              2,423,625.905            11.71       28,380,659
              Non-Qualified XV                                 908,324.174            11.62       10,554,727
              Non-Qualified XVI                                396,289.022             9.23        3,657,748
              Non-Qualified XVIII                               99,480.914             9.10          905,276
              Non-Qualified XIX                                470,820.270             9.14        4,303,297
              Non-Qualified XX                                  25,359.265            12.24          310,397
                                                           ---------------                    --------------

                                                            11,483,130.314                    $  188,054,988
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FIDELITY(R) VIP EQUITY-INCOME
     Contracts in accumulation period:
              Non-Qualified V                                  447,621.315   $        19.39   $    8,679,377
              Non-Qualified V (0.75)                           810,958.495            20.16       16,348,923
              Non-Qualified VII                              3,679,828.901            23.07       84,893,653
              Non-Qualified VIII                               795,913.705            16.64       13,244,004
              Non-Qualified IX                                  15,133.993            19.06          288,454
              Non-Qualified X                                   16,682.801            19.39          323,480
              Non-Qualified XII                                 10,948.402            11.51          126,016
              Non-Qualified XIII                             1,917,300.612            11.21       21,492,940
              Non-Qualified XIV                              2,405,810.208            11.02       26,512,028
              Non-Qualified XV                                 767,723.534            10.93        8,391,218
              Non-Qualified XVI                                556,680.352            10.49        5,839,577
              Non-Qualified XVIII                               92,557.995            10.33          956,124
              Non-Qualified XIX                                479,897.961            10.39        4,986,140
              Non-Qualified XX                                   5,511.291            12.13           66,852
                                                           ---------------                    --------------

                                                            12,002,569.565                    $  192,148,786
                                                           ===============                    ==============

     FIDELITY(R) VIP GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                  444,797.942   $        16.83   $    7,485,949
              Non-Qualified V (0.75)                           801,208.218            17.51       14,029,156
              Non-Qualified VII                              2,283,685.777            22.97       52,456,262
              Non-Qualified VIII                               550,943.844            15.30        8,429,441
              Non-Qualified IX                                  10,940.031            16.55          181,058
              Non-Qualified X                                   13,738.554            16.83          231,220
              Non-Qualified XII                                 13,775.230            10.56          145,466
              Non-Qualified XIII                             1,906,545.323             8.29       15,805,261
              Non-Qualified XIV                              1,615,540.122             8.17       13,198,963
              Non-Qualified XV                                 592,005.062             8.12        4,807,081
              Non-Qualified XVI                                780,055.984             6.26        4,883,150
              Non-Qualified XVIII                              135,448.670             6.17          835,718
              Non-Qualified XIX                                533,582.328             6.20        3,308,210
              Non-Qualified XX                                   5,490.076            12.19           66,924
                                                           ---------------                    --------------
                                                             9,687,757.161                    $  125,863,859
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FIDELITY(R) VIP HIGH INCOME
     Currently payable annuity contracts:                                                     $    2,492,941
     Contracts in accumulation period:
              Non-Qualified VII                              1,760,438.582   $        11.96       21,054,845
              Non-Qualified VIII                               425,258.887            10.79        4,588,543
              Non-Qualified XIII                             1,157,540.233             8.31        9,619,159
              Non-Qualified XIV                              1,181,961.109             8.18        9,668,442
              Non-Qualified XV                                 500,838.519             8.11        4,061,800
              Non-Qualified XVI                                182,940.448             9.42        1,723,299
              Non-Qualified XVIII                               52,952.742             9.28          491,401
              Non-Qualified XIX                                350,482.825             9.33        3,270,005
                                                           ---------------                    --------------

                                                             5,612,413.345                    $   56,970,435
                                                           ===============                    ==============

     FIDELITY(R) VIP INDEX 500
     Contracts in accumulation period:
              Non-Qualified VII                              3,107,193.548   $        20.31   $   63,107,101
              Non-Qualified VIII                               654,473.153            17.05       11,158,767
                                                           ---------------                    --------------

                                                             3,761,666.701                    $   74,265,868
                                                           ===============                    ==============

     FIDELITY(R) VIP INVESTMENT GRADE BOND
     Contracts in accumulation period:
              Non-Qualified VII                                139,374.895   $        16.07   $    2,239,755
              Non-Qualified VIII                                   280.831            15.76            4,426
                                                           ---------------                    --------------

                                                               139,655.726                    $    2,244,181
                                                           ===============                    ==============

     FIDELITY(R) VIP OVERSEAS
     Contracts in accumulation period:
              Non-Qualified V                                   99,214.333   $        13.46   $    1,335,425
              Non-Qualified V (0.75)                           412,068.123            14.00        5,768,954
              Non-Qualified VII                                424,904.175            14.74        6,263,088
              Non-Qualified VIII                                37,597.218            12.57          472,597
              Non-Qualified IX                                   2,045.757            13.24           27,086
              Non-Qualified X                                      679.847            13.46            9,151
              Non-Qualified XII                                    710.635             9.75            6,929
              Non-Qualified XX                                   1,756.209            12.04           21,145
                                                           ---------------                    --------------

                                                               978,976.297                    $   13,904,375
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FRANKLIN SMALL CAP VALUE SECURITIES
     Contracts in accumulation period:
              Non-Qualified V                                   23,696.242   $        12.04   $      285,303
              Non-Qualified V (0.75)                            29,354.091            12.18          357,533
              Non-Qualified XII                                     30.484            12.17              371
              Non-Qualified XX                                   1,538.558            12.02           18,493
                                                           ---------------                    --------------

                                                                54,619.375                    $      661,700
                                                           ===============                    ==============

     ING GET FUND - SERIES D
     Contracts in accumulation period:
              Non-Qualified V                                1,191,822.656   $        10.16   $   12,108,918
              Non-Qualified V (0.75)                           705,055.402            10.43        7,353,728
              Non-Qualified VII                              2,552,873.224            10.07       25,707,433
              Non-Qualified VIII                             1,247,980.873            10.17       12,691,965
              Non-Qualified IX                                     304.794            10.03            3,057
              Non-Qualified X                                  115,290.208            10.16        1,171,349
              Non-Qualified XIII                             1,142,700.580            10.32       11,792,670
              Non-Qualified XIV                              1,230,039.106            10.16       12,497,197
              Non-Qualified XV                                 308,016.020            10.08        3,104,801
                                                           ---------------                    --------------

                                                             8,494,082.863                    $   86,431,118
                                                           ===============                    ==============

     ING GET FUND - SERIES E
     Contracts in accumulation period:
              Non-Qualified V                                1,302,479.845   $        10.46   $   13,623,939
              Non-Qualified V (0.75)                           171,187.936            10.70        1,831,711
              Non-Qualified VII                              2,539,560.874            10.27       26,081,290
              Non-Qualified VIII                               328,680.992            10.34        3,398,561
              Non-Qualified X                                   93,280.808            10.46          975,717
              Non-Qualified XIII                             6,982,124.987            10.48       73,172,670
              Non-Qualified XIV                              6,506,209.577            10.34       67,274,207
              Non-Qualified XV                               5,114,690.230            10.27       52,527,869
                                                           ---------------                    --------------

                                                            23,038,215.249                    $  238,885,964
                                                           ===============                    ==============

     ING GET FUND - SERIES G
     Contracts in accumulation period:
              Non-Qualified V                                  143,341.777   $        10.32   $    1,479,287
              Non-Qualified V (0.75)                            65,856.318            10.54          694,126
              Non-Qualified VII                              1,851,507.045            10.14       18,774,281
              Non-Qualified VIII                               169,262.869            10.21        1,728,174
              Non-Qualified X                                   11,537.009            10.32          119,062
              Non-Qualified XIII                             3,616,773.788            10.34       37,397,441
              Non-Qualified XIV                              5,118,191.255            10.21       52,256,733
              Non-Qualified XV                               2,547,568.598            10.14       25,832,346
                                                           ---------------                    --------------

                                                            13,524,038.659                    $  138,281,450
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES H
     Contracts in accumulation period:
              Non-Qualified V                                   83,485.913   $        10.47   $      874,098
              Non-Qualified V (0.75)                            49,204.664            10.69          525,998
              Non-Qualified VII                              1,139,157.441            10.30       11,733,322
              Non-Qualified VIII                                84,738.490            10.37          878,738
              Non-Qualified IX                                     392.651            10.37            4,072
              Non-Qualified X                                      989.540            10.48           10,370
              Non-Qualified XIII                             3,336,869.111            10.50       35,037,126
              Non-Qualified XIV                              3,543,295.103            10.37       36,743,970
              Non-Qualified XV                               1,864,240.686            10.30       19,201,679
                                                           ---------------                    --------------
                                                            10,102,373.599                    $  105,009,373
                                                           ===============                    ==============

     ING GET FUND - SERIES I
     Contracts in accumulation period:
              Non-Qualified VII                                270,913.854   $        10.22   $    2,768,740
              Non-Qualified VIII                                25,797.234            10.28          265,196
              Non-Qualified XIII                             2,297,815.865            10.40       23,897,285
              Non-Qualified XIV                              2,743,133.081            10.28       28,199,408
              Non-Qualified XV                               1,919,707.874            10.22       19,619,414
                                                           ---------------                    --------------
                                                             7,257,367.908                    $   74,750,043
                                                           ===============                    ==============

     ING GET FUND - SERIES J
     Contracts in accumulation period:
              Non-Qualified VII                                175,263.039   $        10.12   $    1,773,662
              Non-Qualified VIII                                35,713.918            10.18          363,568
              Non-Qualified XIII                             1,644,208.368            10.29       16,918,904
              Non-Qualified XIV                              2,499,278.203            10.18       25,442,652
              Non-Qualified XV                               1,540,603.053            10.12       15,590,903
                                                           ---------------                    --------------
                                                             5,895,066.581                    $   60,089,689
                                                           ===============                    ==============

     ING GET FUND - SERIES K
     Contracts in accumulation period:
              Non-Qualified VII                                 42,935.581   $        10.17   $      436,655
              Non-Qualified VIII                                 4,919.573            10.22           50,278
              Non-Qualified XIII                             1,276,923.882            10.33       13,190,624
              Non-Qualified XIV                              1,443,646.602            10.22       14,754,068
              Non-Qualified XV                                 799,117.035            10.17        8,127,020
              Non-Qualified XVI                              1,211,123.108            10.13       12,268,677
              Non-Qualified XVIII                              977,538.278             9.98        9,755,832
              Non-Qualified XIX                              1,188,600.236            10.03       11,921,660
                                                           ---------------                    --------------
                                                             6,944,804.295                    $   70,504,814
                                                           ===============                    ==============

     ING GET FUND - SERIES L
     Contracts in accumulation period:
              Non-Qualified VII                                 68,959.393   $        10.15   $      699,938
              Non-Qualified VIII                                28,655.567            10.19          292,000
              Non-Qualified XIII                             1,273,740.831            10.29       13,106,793

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES L (CONTINUED)
              Non-Qualified XIV                                763,172.953   $        10.19   $    7,776,732
              Non-Qualified XV                                 689,377.651            10.15        6,997,183
              Non-Qualified XVI                              1,625,490.687            10.13       16,466,221
              Non-Qualified XVIII                              868,744.893             9.99        8,678,761
              Non-Qualified XIX                              1,279,916.619            10.04       12,850,363
                                                           ---------------                    --------------
                                                             6,598,058.594                    $   66,867,991
                                                           ===============                    ==============

     ING GET FUND - SERIES M
     Contracts in accumulation period:
              Non-Qualified VII                                165,076.000   $        10.18   $    1,680,474
              Non-Qualified VIII                                 5,527.787            10.23           56,549
              Non-Qualified XIII                             1,332,926.881            10.32       13,755,805
              Non-Qualified XIV                              1,236,515.978            10.23       12,649,558
              Non-Qualified XV                                 628,561.341            10.18        6,398,754
              Non-Qualified XVI                              2,700,223.977            10.17       27,461,278
              Non-Qualified XVIII                            1,456,729.147            10.04       14,625,561
              Non-Qualified XIX                              1,794,678.714            10.08       18,090,361
                                                           ---------------                    --------------
                                                             9,320,239.825                    $   94,718,340
                                                           ===============                    ==============

     ING GET FUND - SERIES N
     Contracts in accumulation period:
              Non-Qualified VII                                275,981.742   $        10.28   $    2,837,092
              Non-Qualified VIII                                 2,234.810            10.32           23,063
              Non-Qualified XIII                             1,028,187.070            10.40       10,693,146
              Non-Qualified XIV                                764,525.476            10.32        7,889,903
              Non-Qualified XV                                 463,578.946            10.28        4,765,592
              Non-Qualified XVI                              2,500,577.587            10.27       25,680,932
              Non-Qualified XVIII                              853,489.077            10.15        8,662,914
              Non-Qualified XIX                              1,592,938.549            10.19       16,232,044
                                                           ---------------                    --------------
                                                             7,481,513.257                    $   76,784,686
                                                           ===============                    ==============

     ING GET FUND - SERIES P
     Contracts in accumulation period:
              Non-Qualified VII                                453,293.482   $        10.15   $    4,600,929
              Non-Qualified VIII                                44,937.362            10.18          457,462
              Non-Qualified XIII                               778,101.699            10.25        7,975,542
              Non-Qualified XIV                                502,748.456            10.18        5,117,979
              Non-Qualified XV                                 270,458.128            10.15        2,745,150
              Non-Qualified XVI                              1,448,074.801            10.13       14,668,998
              Non-Qualified XVIII                            1,082,254.675            10.03       10,855,014
              Non-Qualified XIX                              1,151,248.634            10.06       11,581,561
                                                           ---------------                    --------------
                                                             5,731,117.237                    $   58,002,635
                                                           ===============                    ==============

     ING GET FUND - SERIES Q
     Contracts in accumulation period:
              Non-Qualified VII                                192,371.099   $        10.37   $    1,994,888
              Non-Qualified VIII                                25,521.832            10.40          265,427

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES Q (CONTINUED)
              Non-Qualified XIII                               699,859.030   $        10.47   $    7,327,524
              Non-Qualified XIV                                459,984.607            10.40        4,783,840
              Non-Qualified XV                                 110,280.867            10.37        1,143,613
              Non-Qualified XVI                              1,244,549.008            10.36       12,893,528
              Non-Qualified XVIII                              476,583.901            10.26        4,889,751
              Non-Qualified XIX                              1,072,639.337            10.29       11,037,459
                                                           ---------------                    --------------
                                                             4,281,789.681                    $   44,336,030
                                                           ===============                    ==============

     ING GET FUND - SERIES R
     Contracts in accumulation period:
              Non-Qualified VII                                112,707.833   $        10.51   $    1,184,559
              Non-Qualified VIII                                28,384.847            10.54          299,176
              Non-Qualified XIII                               752,680.364            10.60        7,978,412
              Non-Qualified XIV                                327,154.947            10.54        3,448,213
              Non-Qualified XV                                  93,221.700            10.51          979,760
              Non-Qualified XVI                              1,018,118.184            10.50       10,690,241
              Non-Qualified XVIII                              342,018.662            10.42        3,563,834
              Non-Qualified XIX                                959,926.995            10.45       10,031,237
                                                           ---------------                    --------------
                                                             3,634,213.532                    $   38,175,432
                                                           ===============                    ==============

     ING GET FUND - SERIES S
     Contracts in accumulation period:
              Non-Qualified V                                   25,131.488   $        10.49   $      263,629
              Non-Qualified V (0.75)                           211,465.668            10.57        2,235,192
              Non-Qualified VII                                356,745.765            10.43        3,720,858
              Non-Qualified VIII                                76,140.478            10.45          795,668
              Non-Qualified XIII                               537,136.736            10.50        5,639,936
              Non-Qualified XIV                                370,677.364            10.45        3,873,578
              Non-Qualified XV                                 156,444.651            10.43        1,631,718
              Non-Qualified XVI                                853,807.382            10.42        8,896,673
              Non-Qualified XVIII                              469,057.191            10.35        4,854,742
              Non-Qualified XIX                              1,179,202.002            10.37       12,228,325
                                                           ---------------                    --------------
                                                             4,235,808.725                    $   44,140,319
                                                           ===============                    ==============

     ING GET FUND - SERIES T
     Contracts in accumulation period:
              Non-Qualified VII                                257,825.462   $        10.47   $    2,699,433
              Non-Qualified VIII                                33,778.815            10.49          354,340
              Non-Qualified XIII                               402,537.356            10.53        4,238,718
              Non-Qualified XIV                                221,461.597            10.49        2,323,132
              Non-Qualified XV                                 100,445.927            10.47        1,051,669
              Non-Qualified XVI                                869,755.132            10.46        9,097,639
              Non-Qualified XVIII                              240,326.759            10.40        2,499,398
              Non-Qualified XIX                                936,198.649            10.42        9,755,190
                                                           ---------------                    --------------
                                                             3,062,329.697                    $   32,019,519
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES U
     Contracts in accumulation period:
              Non-Qualified VII                                123,391.551   $        10.55   $    1,301,781
              Non-Qualified VIII                                19,674.996            10.57          207,965
              Non-Qualified XIII                               429,401.676            10.60        4,551,658
              Non-Qualified XIV                                207,184.651            10.57        2,189,942
              Non-Qualified XV                                  72,475.849            10.55          764,620
              Non-Qualified XVI                                967,556.965            10.54       10,198,050
              Non-Qualified XVIII                              197,343.657            10.49        2,070,135
              Non-Qualified XIX                                836,688.761            10.51        8,793,599
                                                           ---------------                    --------------
                                                             2,853,718.106                    $   30,077,750
                                                           ===============                    ==============

     ING GET FUND - SERIES V
     Contracts in accumulation period:
              Non-Qualified VII                                151,272.695   $         9.73   $    1,471,883
              Non-Qualified VIII                               115,324.383             9.74        1,123,259
              Non-Qualified XIII                               678,791.075             9.77        6,631,789
              Non-Qualified XIV                                594,981.015             9.74        5,795,115
              Non-Qualified XV                                 130,419.277             9.73        1,268,980
              Non-Qualified XVI                              3,233,729.672             9.73       31,464,190
              Non-Qualified XVIII                              461,661.790             9.69        4,473,503
              Non-Qualified XIX                              2,314,264.417             9.70       22,448,365
                                                           ---------------                    --------------
                                                             7,680,444.324                    $   74,677,084
                                                           ===============                    ==============

     ING VP BALANCED
     Currently payable annuity contracts:                                                     $   44,409,020
     Contracts in accumulation period:
              Non-Qualified V                                1,352,428.111   $        23.77       32,147,216
              Non-Qualified V (0.75)                           936,580.844            24.72       23,152,278
              Non-Qualified VI                                  42,114.968            20.05          844,405
              Non-Qualified VII                              1,386,102.872            23.12       32,046,698
              Non-Qualified VIII                               356,121.660            16.48        5,868,885
              Non-Qualified IX                                   9,943.030            23.37          232,369
              Non-Qualified X                                  210,962.600            24.16        5,096,856
              Non-Qualified XI                                   3,257.312            20.38           66,384
              Non-Qualified XII                                  6,770.008            11.71           79,277

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP BALANCED (CONTINUED)
              Non-Qualified XIII                             1,029,177.965   $        11.37   $   11,701,753
              Non-Qualified XIV                                742,505.916            11.18        8,301,216
              Non-Qualified XV                                 361,022.129            11.09        4,003,735
              Non-Qualified XVI                                302,566.837             9.32        2,819,923
              Non-Qualified XVIII                               80,703.797             9.18          740,861
              Non-Qualified XIX                                141,762.923             9.22        1,307,054
              Non-Qualified XX                                      12.101            11.54              140
                                                           ---------------                    --------------
                                                             6,962,033.073                    $  172,818,070
                                                           ===============                    ==============

     ING VP BOND
     Currently payable annuity contracts:                                                     $   13,967,373
     Contracts in accumulation period:
              Non-Qualified V                                  688,344.612   $        18.27       12,576,056
              Non-Qualified V (0.75)                         1,093,869.037            19.00       20,783,512
              Non-Qualified VI                                  31,456.048            16.75          526,889
              Non-Qualified VII                              1,906,360.217            17.78       33,895,085
              Non-Qualified VIII                               490,686.776            15.24        7,478,066
              Non-Qualified IX                                   9,060.611            17.96          162,729
              Non-Qualified X                                  248,725.095            18.45        4,588,978
              Non-Qualified XI                                   1,200.358            16.91           20,298
              Non-Qualified XII                                  2,255.099            13.60           30,669
              Non-Qualified XIII                             1,257,971.098            13.41       16,869,392
              Non-Qualified XIV                              1,229,858.896            13.19       16,221,839
              Non-Qualified XV                                 495,078.984            13.08        6,475,633
              Non-Qualified XVI                                457,788.969            12.55        5,745,252
              Non-Qualified XVIII                               66,982.228            12.36          827,900
              Non-Qualified XIX                                258,563.538            12.43        3,213,945
              Non-Qualified XX                                   4,655.544            10.94           50,932
                                                           ---------------                    --------------
                                                             8,242,857.110                    $  143,434,548
                                                           ===============                    ==============

     ING VP EMERGING MARKETS
     Contracts in accumulation period:
              Non-Qualified VII                                 88,114.636   $         9.18   $      808,892
                                                           ---------------                    --------------
                                                                88,114.636                    $      808,892
                                                           ===============                    ==============

     ING VP MONEY MARKET
     Currently payable annuity contracts:                                                     $    8,580,947
     Contracts in accumulation period:
              Non-Qualified V                                  760,049.144   $        13.91       10,572,284
              Non-Qualified V (0.75)                         1,310,806.851            14.46       18,954,267
              Non-Qualified VI                                  18,538.552            13.62          252,495
              Non-Qualified VII                              4,086,227.427            13.68       55,899,591
              Non-Qualified VIII                               729,176.709            12.46        9,085,542
              Non-Qualified IX                                   3,355.702            13.67           45,872
              Non-Qualified X                                  236,795.210            13.91        3,293,821
              Non-Qualified XII                                 12,391.581            11.71          145,105
              Non-Qualified XIII                             1,967,774.812            11.58       22,786,832

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP MONEY MARKET (CONTINUED)
              Non-Qualified XIV                              1,880,006.571   $        11.39   $   21,413,275
              Non-Qualified XV                                 809,314.494            11.30        9,145,254
              Non-Qualified XVI                                545,754.487            10.35        5,648,559
              Non-Qualified XVIII                              226,001.959            10.19        2,302,960
              Non-Qualified XIX                                559,971.050            10.24        5,734,104
              Non-Qualified XX                                   3,292.232            10.02           32,988
                                                           ---------------                    --------------
                                                            13,149,456.781                    $  173,893,896
                                                           ===============                    ==============

     ING VP NATURAL RESOURCES
     Contracts in accumulation period:
              Non-Qualified V                                   36,294.840   $        15.03   $      545,511
              Non-Qualified V (0.75)                            14,532.110            15.64          227,282
              Non-Qualified VII                                 63,991.751            14.78          945,798
              Non-Qualified IX                                      31.624            14.78              467
              Non-Qualified X                                      882.223            15.03           13,260
                                                           ---------------                    --------------
                                                               115,732.548                    $    1,732,318
                                                           ===============                    ==============

     ING VP STRATEGIC ALLOCATION BALANCED
     Currently payable annuity contracts:                                                     $    2,256,383
     Contracts in accumulation period:
              Non-Qualified V                                   77,501.476   $        15.78        1,222,973
              Non-Qualified V (0.75)                           103,788.383            16.41        1,703,167
              Non-Qualified VII                                629,631.802            15.56        9,797,071
              Non-Qualified VIII                               126,684.196            14.19        1,797,649
              Non-Qualified X                                    9,896.338            16.14          159,727
                                                           ---------------                    --------------
                                                               947,502.195                    $   16,936,970
                                                           ===============                    ==============

     ING VP STRATEGIC ALLOCATION GROWTH
     Currently payable annuity contracts:                                                     $    1,919,215
     Contracts in accumulation period:
              Non-Qualified V                                   75,583.424   $        16.05        1,213,114
              Non-Qualified V (0.75)                           160,275.739            16.69        2,675,002
              Non-Qualified VII                                464,321.589            15.83        7,350,211
              Non-Qualified VIII                                92,632.835            14.18        1,313,534
              Non-Qualified IX                                   2,270.185            15.78           35,824
              Non-Qualified X                                   18,355.634            16.42          301,400
                                                           ---------------                    --------------
                                                               813,439.406                    $   14,808,300
                                                           ===============                    ==============

     ING VP STRATEGIC ALLOCATION INCOME
     Currently payable annuity contracts:                                                     $    3,585,605
     Contracts in accumulation period:
              Non-Qualified V                                   52,208.536   $        15.74          821,762
              Non-Qualified V (0.75)                            39,732.555            16.37          650,422
              Non-Qualified VII                                674,271.513            15.53       10,471,437
              Non-Qualified VIII                               244,359.775            14.58        3,562,766
              Non-Qualified X                                   20,519.617            16.10          330,366
                                                           ---------------                    --------------
                                                             1,031,091.996                    $   19,422,358
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING MFS TOTAL RETURN
     Contracts in accumulation period:
              Non-Qualified V                                    9,006.365   $        11.29   $      101,682
              Non-Qualified V (0.75)                            25,035.393            11.33          283,651
              Non-Qualified X                                    1,353.816            11.29           15,285
                                                           ---------------                    --------------
                                                                35,395.574                    $      400,618
                                                           ===============                    ==============

     ING T. ROWE PRICE EQUITY INCOME
     Contracts in accumulation period:
              Non-Qualified V                                   16,436.682   $        12.17   $      200,034
              Non-Qualified V (0.75)                            41,258.947            12.22          504,184
                                                           ---------------                    --------------
                                                                57,695.629                    $      704,218
                                                           ===============                    ==============

     ING ALGER AGGRESSIVE GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                   17,475.875   $        10.44   $      182,448
              Non-Qualified V (0.75)                            72,920.930            10.53          767,857
              Non-Qualified IX                                   1,574.155            10.20           16,056
              Non-Qualified XX                                   3,883.418            13.05           50,679
                                                           ---------------                    --------------
                                                                95,854.378                    $    1,017,040
                                                           ===============                    ==============

     ING ALGER GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                    4,186.467   $         9.60   $       40,190
              Non-Qualified V (0.75)                            33,600.821             9.68          325,256
              Non-Qualified XII                                  1,503.306             9.67           14,537
                                                           ---------------                    --------------
                                                                39,290.594                    $      379,983
                                                           ===============                    ==============

     ING AMERICAN CENTURY SMALL CAP VALUE
     Contracts in accumulation period:
              Non-Qualified V                                    9,101.931   $        10.81   $       98,392
              Non-Qualified V (0.75)                            27,225.869            10.91          297,034
              Non-Qualified XX                                  13,234.319            12.48          165,164
                                                           ---------------                    --------------
                                                                49,562.119                    $      560,590
                                                           ===============                    ==============

     ING BARON SMALL CAP GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                   36,427.287   $        11.45   $      417,092
              Non-Qualified V (0.75)                            72,761.356            11.54          839,666
              Non-Qualified IX                                     905.328            11.40           10,321
              Non-Qualified XII                                    119.128            11.53            1,374
              Non-Qualified XX                                   8,762.007            12.79          112,066
                                                           ---------------                    --------------
                                                               118,975.106                    $    1,380,519
                                                           ===============                    ==============

     ING DSI ENHANCED INDEX
     Contracts in accumulation period:
              Non-Qualified V (0.75)                               620.941   $        10.20   $        6,334
                                                           ---------------                    --------------
                                                                   620.941                    $        6,334
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GOLDMAN SACHS(R) CAPITAL GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                      453.907   $         9.82   $        4,457
              Non-Qualified V (0.75)                             1,069.764             9.90           10,591
              Non-Qualified XII                                    652.218             9.90            6,457
              Non-Qualified XX                                     309.340            11.70            3,619
                                                           ---------------                    --------------
                                                                 2,485.229                    $       25,124
                                                           ===============                    ==============

     ING JPMORGAN FLEMING INTERNATIONAL
     Currently payable annuity contracts:                                                     $    1,859,222
     Contracts in accumulation period:
              Non-Qualified V                                  202,505.868   $        19.52        3,952,915
              Non-Qualified V (0.75)                           203,359.740            20.30        4,128,203
              Non-Qualified VII                                179,917.080            10.71        1,926,912
              Non-Qualified VIII                                67,795.532            10.81          732,870
              Non-Qualified IX                                   4,784.195            19.20           91,857
              Non-Qualified X                                    1,614.313            19.52           31,511
              Non-Qualified XIII                             1,004,100.896             8.70        8,735,678
              Non-Qualified XIV                                704,367.088             8.56        6,029,382
              Non-Qualified XV                                 435,173.558             8.49        3,694,624
              Non-Qualified XVI                                271,528.296             7.25        1,968,580
              Non-Qualified XVIII                               12,779.618             7.14           91,246
              Non-Qualified XIX                                107,187.260             7.18          769,605
              Non-Qualified XX                                     575.121            11.27            6,482
                                                           ---------------                    --------------
                                                             3,195,688.565                    $   34,019,087
                                                           ===============                    ==============

     ING JPMORGAN MID CAP VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   14,775.018   $        11.78   $      174,050
              Non-Qualified V (0.75)                            25,669.849            11.87          304,701
              Non-Qualified IX                                     178.391            11.73            2,093
              Non-Qualified XX                                  14,795.489            13.32          197,076
                                                           ---------------                    --------------
                                                                55,418.747                    $      677,920
                                                           ===============                    ==============

     ING MFS CAPITAL OPPORTUNITIES
     Currently payable annuity contracts:                                                     $    2,824,242
     Contracts in accumulation period:
              Non-Qualified V                                  204,827.906   $        23.69        4,852,373
              Non-Qualified V (0.75)                           149,650.547            24.64        3,687,389
              Non-Qualified VII                                726,561.670            11.16        8,108,428
              Non-Qualified VIII                               203,718.026            11.27        2,295,902
              Non-Qualified IX                                   6,266.190            23.30          146,002
              Non-Qualified X                                    5,194.762            23.69          123,064
              Non-Qualified XIII                               666,673.292             9.18        6,120,061
              Non-Qualified XIV                                726,480.513             9.02        6,552,854
              Non-Qualified XV                                 183,336.932             8.95        1,640,866
              Non-Qualified XVI                                245,421.179             5.67        1,391,538
              Non-Qualified XVIII                              108,387.749             5.58          604,804

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
              Non-Qualified XIX                                166,817.132   $         5.61   $      935,844
              Non-Qualified XX                                     287.287            11.86            3,407
                                                           ---------------                    --------------
                                                             3,393,623.185                    $   39,286,774
                                                           ===============                    ==============

     ING MFS GLOBAL GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                      391.860   $        10.83   $        4,244
              Non-Qualified V (0.75)                                52.220            10.92              570
                                                           ---------------                    --------------
                                                                   444.080                    $        4,814
                                                           ===============                    ==============

     ING MFS RESEARCH EQUITY
     Contracts in accumulation period:
              Non-Qualified V                                  279,653.158   $        12.79   $    3,576,764
              Non-Qualified V (0.75)                           200,227.745            13.31        2,665,031
              Non-Qualified VI                                  17,066.294            10.84          184,999
              Non-Qualified VII                              1,734,131.530            12.57       21,798,033
              Non-Qualified VIII                               310,163.298             8.70        2,698,421
              Non-Qualified IX                                   9,364.239            12.58          117,802
              Non-Qualified X                                  108,921.983            12.79        1,393,112
              Non-Qualified XI                                   3,920.490            10.84           42,498
              Non-Qualified XIII                               331,059.363             8.48        2,807,383
              Non-Qualified XIV                                549,257.206             8.34        4,580,805
              Non-Qualified XV                                 159,052.559             8.27        1,315,365
              Non-Qualified XVI                                130,099.169             6.20          806,615
              Non-Qualified XVIII                               35,349.264             6.11          215,984
              Non-Qualified XIX                                120,064.588             6.14          737,197
                                                           ---------------                    --------------
                                                             3,988,330.886                    $   42,940,009
                                                           ===============                    ==============

     ING OPCAP BALANCED VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   46,766.192   $        10.73   $      501,801
              Non-Qualified V (0.75)                            60,054.633            10.83          650,392
              Non-Qualified IX                                   6,658.417            10.24           68,182
              Non-Qualified XX                                   2,348.085            12.69           29,797
                                                           ---------------                    --------------
                                                               115,827.327                    $    1,250,172
                                                           ===============                    ==============

     ING PIMCO TOTAL RETURN
     Contracts in accumulation period:
              Non-Qualified V                                   56,188.212   $        11.01   $      618,632
              Non-Qualified V (0.75)                           138,571.252            11.10        1,538,141
              Non-Qualified IX                                  21,337.010            10.97          234,067
              Non-Qualified XX                                  20,489.489            10.82          221,696
                                                           ---------------                    --------------
                                                               236,585.963                    $    2,612,536
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING SALOMON BROTHERS AGGRESSIVE GROWTH
     Currently payable annuity contracts:                                                     $    1,542,682
     Contracts in accumulation period:
              Non-Qualified V                                  365,959.549   $        13.15        4,812,368
              Non-Qualified V (0.75)                           352,628.701            13.68        4,823,961
              Non-Qualified VII                              2,405,160.054            12.59       30,280,965
              Non-Qualified VIII                               359,507.736             8.61        3,095,362
              Non-Qualified IX                                  12,215.824            12.93          157,951
              Non-Qualified X                                   15,712.442            13.15          206,619
              Non-Qualified XII                                 11,871.798             7.48           88,801
              Non-Qualified XIII                               664,935.609             7.10        4,721,043
              Non-Qualified XIV                                747,149.415             6.99        5,222,574
              Non-Qualified XV                                 248,250.930             6.93        1,720,379
              Non-Qualified XVI                                137,013.360             4.87          667,255
              Non-Qualified XVIII                               97,562.000             4.80          468,298
              Non-Qualified XIX                                157,742.751             4.82          760,320
              Non-Qualified XX                                   5,591.317            12.55           70,171
                                                           ---------------                    --------------
                                                             5,581,301.486                    $   58,638,749
                                                           ===============                    ==============

     ING SALOMON BROTHERS FUNDAMENTAL VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   34,134.378   $        10.64   $      363,190
              Non-Qualified V (0.75)                            75,628.638            10.73          811,495
              Non-Qualified IX                                   2,432.683            10.34           25,154
              Non-Qualified XX                                   1,190.780            12.80           15,242
                                                           ---------------                    --------------
                                                               113,386.479                    $    1,215,081
                                                           ===============                    ==============

     ING SALOMON BROTHERS INVESTORS VALUE
     Contracts in accumulation period:
              Non-Qualified V                                    6,280.755   $        10.14   $       63,687
              Non-Qualified V (0.75)                            10,865.837            10.23          111,158
              Non-Qualified XX                                     327.739            12.14            3,979
                                                           ---------------                    --------------
                                                                17,474.331                    $      178,824
                                                           ===============                    ==============

     ING T. ROWE PRICE GROWTH EQUITY
     Currently payable annuity contracts:                                                     $    5,380,880
     Contracts in accumulation period:
              Non-Qualified V                                  218,595.713   $        18.80        4,109,599
              Non-Qualified V (0.75)                           399,671.846            19.55        7,813,585
              Non-Qualified VII                              2,230,071.074            23.71       52,874,985
              Non-Qualified VIII                               244,873.219            17.27        4,228,960
              Non-Qualified IX                                   9,105.886            18.48          168,277
              Non-Qualified X                                    9,380.397            18.80          176,351
              Non-Qualified XII                                  8,178.297            11.57           94,623
              Non-Qualified XX                                   3,154.450            12.68           39,998
                                                           ---------------                    --------------
                                                             3,123,030.882                    $   74,887,258
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING UBS TACTICAL ASSET ALLOCATION
     Contracts in accumulation period:
              Non-Qualified V                                    2,833.420   $        10.05   $       28,476
              Non-Qualified V (0.75)                             2,395.878            10.14           24,294
              Non-Qualified IX                                      34.677             9.51              330
                                                           ---------------                    --------------
                                                                 5,263.975                    $       53,100
                                                           ===============                    ==============

     ING VAN KAMPEN COMSTOCK
     Contracts in accumulation period:
              Non-Qualified V                                   22,950.006   $        10.64   $      244,188
              Non-Qualified V (0.75)                            50,265.640            10.73          539,350
              Non-Qualified XII                                  2,359.724            10.72           25,296
              Non-Qualified XX                                   7,312.631            12.38           90,530
                                                           ---------------                    --------------
                                                                82,888.001                    $      899,364
                                                           ===============                    ==============

     ING VP GROWTH AND INCOME
     Currently payable annuity contracts:                                                     $  103,374,271
     Contracts in accumulation period:
              Non-Qualified 1964                                   958.692   $       202.58          194,212
              Non-Qualified V                                3,649,455.998            18.87       68,865,235
              Non-Qualified V (0.75)                         6,316,074.533            19.63      123,984,543
              Non-Qualified VI                               1,073,218.808            17.73       19,028,169
              Non-Qualified VII                              3,762,254.053            18.67       70,241,283
              Non-Qualified VIII                               779,501.415            12.58        9,806,128
              Non-Qualified IX                                  52,582.729            18.56          975,935
              Non-Qualified X                                1,674,699.215            19.19       32,137,478
              Non-Qualified XI                                  30,269.910            18.02          545,464
              Non-Qualified XII                                 41,038.876             7.91          324,618
              Non-Qualified XIII                             1,213,385.179             7.60        9,221,727
              Non-Qualified XIV                              1,277,114.094             7.48        9,552,813
              Non-Qualified XV                                 456,278.036             7.42        3,385,583
              Non-Qualified XVI                                206,943.582             6.63        1,372,036
              Non-Qualified XVIII                               80,266.715             6.53          524,142
              Non-Qualified XIX                                158,741.441             6.56        1,041,344
              Non-Qualified XX                                  69,059.705            11.38          785,899
                                                           ---------------                    --------------
                                                            20,841,842.981                    $  455,360,880
                                                           ===============                    ==============

     ING GET U.S. CORE PORTFOLIO - SERIES 1
     Contracts in accumulation period:
              Non-Qualified VII                                 83,172.199   $        10.25   $      852,515
              Non-Qualified VIII                                25,410.783            10.26          260,715
              Non-Qualified XIII                               599,838.539            10.28        6,166,340
              Non-Qualified XIV                                239,199.940            10.26        2,454,191
              Non-Qualified XV                                  44,141.457            10.25          452,450
              Non-Qualified XVI                                717,621.579            10.25        7,355,621
              Non-Qualified XVIII                              114,549.208            10.22        1,170,693
              Non-Qualified XIX                                707,034.036            10.23        7,232,958
                                                           ---------------                    --------------
                                                             2,530,967.741                    $   25,945,483
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET U.S. CORE PORTFOLIO - SERIES 2
     Contracts in accumulation period:
              Non-Qualified VII                                176,490.792   $        10.03   $    1,770,203
              Non-Qualified VIII                                41,214.458            10.04          413,793
              Non-Qualified XIII                               543,152.110            10.05        5,458,679
              Non-Qualified XIV                                503,449.556            10.04        5,054,634
              Non-Qualified XV                                 131,404.665            10.03        1,317,989
              Non-Qualified XVI                                591,955.402            10.03        5,937,313
              Non-Qualified XVIII                               79,901.689            10.02          800,615
              Non-Qualified XIX                                374,060.723            10.02        3,748,088
                                                           ---------------                    --------------
                                                             2,441,629.395                    $   24,501,314
                                                           ===============                    ==============

     ING GET U.S. CORE PORTFOLIO - SERIES 3
     Contracts in accumulation period:
              Non-Qualified VII                                  7,545.792   $        10.00   $       75,458
              Non-Qualified VIII                                33,801.534            10.00          338,015
              Non-Qualified XIII                                23,388.083            10.00          233,881
              Non-Qualified XIV                                 15,192.180            10.00          151,922
              Non-Qualified XV                                   3,929.819            10.00           39,298
              Non-Qualified XVI                                    266.078            10.00            2,661
              Non-Qualified XIX                                112,372.820            10.00        1,123,728
                                                           ---------------                    --------------
                                                               196,496.306                    $    1,964,963
                                                           ===============                    ==============

     ING VP GROWTH
     Currently payable annuity contracts:                                                     $    2,902,336
     Contracts in accumulation period:
              Non-Qualified V                                   62,048.578   $        13.51          838,276
              Non-Qualified V (0.75)                           460,682.519            13.97        6,435,735
              Non-Qualified VII                                498,520.345            13.36        6,660,232
              Non-Qualified VIII                               216,334.235            13.50        2,920,512
              Non-Qualified IX                                   1,934.849            13.28           25,695
              Non-Qualified XII                                  2,781.035             8.70           24,195
              Non-Qualified XIII                               667,167.608             8.03        5,357,356
              Non-Qualified XIV                                596,440.738             7.90        4,711,882
              Non-Qualified XV                                 117,745.581             7.83          921,948
              Non-Qualified XVI                                135,250.338             5.19          701,949
              Non-Qualified XVIII                               13,017.218             5.11           66,518
              Non-Qualified XIX                                101,519.268             5.14          521,809
              Non-Qualified XX                                     227.824            11.88            2,707
                                                           ---------------                    --------------
                                                             2,873,670.136                    $   32,091,150
                                                           ===============                    ==============

     ING VP INDEX PLUS LARGECAP
     Currently payable annuity contracts:                                                     $   44,975,833
     Contracts in accumulation period:
              Non-Qualified V                                  308,017.673   $        16.98        5,230,140
              Non-Qualified V (0.75)                         1,059,395.680            17.61       18,655,958
              Non-Qualified VII                              1,709,966.350            16.78       28,693,235
              Non-Qualified VIII                               596,165.596            16.68        9,944,042

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP INDEX PLUS LARGECAP (CONTINUED)
              Non-Qualified IX                                  19,667.975   $        16.70   $      328,455
              Non-Qualified XII                                 18,597.894            10.26          190,814
              Non-Qualified XIII                             3,215,532.492             9.84       31,640,840
              Non-Qualified XIV                              2,732,298.797             9.68       26,448,652
              Non-Qualified XV                               1,074,895.107             9.60       10,318,993
              Non-Qualified XVI                                713,780.628             7.37        5,260,563
              Non-Qualified XVIII                              202,024.550             7.26        1,466,698
              Non-Qualified XIX                                512,898.694             7.29        3,739,031
              Non-Qualified XX                                   2,725.332            11.86           32,322
                                                           ---------------                    --------------

                                                            12,165,966.768                    $  186,925,576
                                                           ===============                    ==============

     ING VP INDEX PLUS MIDCAP
     Contracts in accumulation period:
              Non-Qualified V                                  165,078.384   $        16.32   $    2,694,079
              Non-Qualified V (0.75)                           685,255.769            16.79       11,505,444
              Non-Qualified IX                                  14,642.571            16.09          235,599
              Non-Qualified XII                                 29,309.963            17.49          512,631
              Non-Qualified XX                                   6,664.589            12.63           84,174
                                                           ---------------                    --------------

                                                               900,951.276                    $   15,031,927
                                                           ===============                    ==============

     ING VP INDEX PLUS SMALLCAP
     Contracts in accumulation period:
              Non-Qualified V                                   97,815.769   $        12.19   $    1,192,374
              Non-Qualified V (0.75)                           424,685.464            12.54        5,325,556
              Non-Qualified IX                                   6,963.848            12.02           83,705
              Non-Qualified XII                                  6,950.061            13.49           93,756
              Non-Qualified XX                                   1,290.101            12.66           16,333
                                                           ---------------                    --------------

                                                               537,705.243                    $    6,711,724
                                                           ===============                    ==============

     ING VP INTERNATIONAL EQUITY
     Currently payable annuity contracts:                                                     $    1,513,497
     Contracts in accumulation period:
              Non-Qualified V                                    5,719.858   $         8.15           46,617
              Non-Qualified V (0.75)                            31,701.491             8.39          265,976
              Non-Qualified VII                                123,930.902             8.08        1,001,362
              Non-Qualified VIII                                35,338.353             8.15          288,008
              Non-Qualified XIII                               314,549.289             7.75        2,437,757
              Non-Qualified XIV                                206,797.224             7.62        1,575,795
              Non-Qualified XIX                                 53,643.047             6.10          327,223
              Non-Qualified XV                                  75,410.326             7.56          570,102
              Non-Qualified XVI                                137,643.636             6.17          849,261
              Non-Qualified XVIII                                7,969.772             6.07           48,377
                                                           ---------------                    --------------

                                                               992,703.898                    $    8,923,975
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP SMALL COMPANY
     Currently payable annuity contracts:                                                     $    6,987,093
     Contracts in accumulation period:
              Non-Qualified V                                   52,308.081   $        19.63        1,026,808
              Non-Qualified V (0.75)                           367,449.359            20.30        7,459,222
              Non-Qualified VII                              1,058,759.124            19.42       20,561,102
              Non-Qualified VIII                               294,167.953            19.62        5,771,575
              Non-Qualified IX                                   4,087.255            19.30           78,884
              Non-Qualified XII                                 37,662.254            14.01          527,648
              Non-Qualified XIII                             1,313,138.154            13.67       17,950,599
              Non-Qualified XIV                                709,514.017            13.45        9,542,964
              Non-Qualified XV                                 271,333.630            13.34        3,619,591
              Non-Qualified XVI                                436,486.301             9.70        4,233,917
              Non-Qualified XVIII                               42,545.757             9.56          406,737
              Non-Qualified XIX                                237,295.349             9.60        2,278,035
              Non-Qualified XX                                   1,096.065            12.44           13,635
                                                           ---------------                    --------------
                                                             4,825,843.299                    $   80,457,810
                                                           ===============                    ==============

     ING VP TECHNOLOGY
     Contracts in accumulation period:
              Non-Qualified V                                  325,256.029   $         3.70   $    1,203,447
              Non-Qualified V (0.75)                           663,725.099             3.76        2,495,606
              Non-Qualified VII                                822,309.855             3.67        3,017,877
              Non-Qualified VIII                               113,309.435             3.69          418,112
              Non-Qualified IX                                  27,033.768             3.66           98,944
              Non-Qualified X                                   10,422.214             3.73           38,875
              Non-Qualified XII                                  5,113.686             3.76           19,227
              Non-Qualified XIII                               729,377.767             3.74        2,727,873
              Non-Qualified XIV                                508,346.259             3.69        1,875,798
              Non-Qualified XV                                  98,525.019             3.67          361,587
              Non-Qualified XVI                                174,871.694             3.83          669,759
              Non-Qualified XVIII                               22,774.838             3.78           86,089
              Non-Qualified XIX                                 93,594.408             3.80          355,659
              Non-Qualified XX                                     222.570            12.23            2,722
                                                           ---------------                    --------------
                                                             3,594,882.641                    $   13,371,575
                                                           ===============                    ==============

     ING VP VALUE OPPORTUNITY
     Contracts in accumulation period:
              Non-Qualified V                                   48,690.868   $        16.54   $      805,347
              Non-Qualified V (0.75)                           267,707.630            17.11        4,580,478
              Non-Qualified VII                                654,655.653            16.37       10,716,713
              Non-Qualified VIII                               137,774.100            16.53        2,277,406
              Non-Qualified IX                                   2,047.446            16.27           33,312
              Non-Qualified XII                                 19,231.949            11.57          222,514
              Non-Qualified XX                                     854.692            11.21            9,581
                                                           ---------------                    --------------

                                                             1,130,962.338                    $   18,645,351
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP GROWTH OPPORTUNITIES - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                    1,129.847   $         7.91   $        8,937
              Non-Qualified V (0.75)                             3,456.376             8.00           27,651
              Non-Qualified XX                                   1,082.117            11.74           12,704
                                                           ---------------                    --------------
                                                                 5,668.340                    $       49,292
                                                           ===============                    ==============

     ING VP GROWTH OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                                75,151.115   $         7.12   $      535,076
              Non-Qualified XIV                                 14,797.160             7.06          104,468
              Non-Qualified XV                                  11,289.048             7.03           79,362
              Non-Qualified XVI                                  8,054.439             7.02           56,542
              Non-Qualified XVIII                                9,355.081             6.94           64,924
              Non-Qualified XIX                                  1,774.875             6.96           12,353
                                                           ---------------                    --------------
                                                               120,421.718                    $      852,725
                                                           ===============                    ==============

     ING VP INTERNATIONAL VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   21,661.622   $        10.23   $      221,598
              Non-Qualified V (0.75)                            79,035.872            10.36          818,812
              Non-Qualified IX                                   5,676.061            10.17           57,726
              Non-Qualified XII                                    589.756            10.35            6,104
              Non-Qualified XX                                   8,318.672            11.37           94,583
                                                           ---------------                    --------------
                                                               115,281.983                    $    1,198,823
                                                           ===============                    ==============

     ING VP MAGNACAP - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                      560.883   $         8.83   $        4,953
              Non-Qualified V (0.75)                             4,209.036             8.91           37,503
                                                           ---------------                    --------------
                                                                 4,769.919                    $       42,456
                                                           ===============                    ==============

     ING VP MAGNACAP - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                                54,558.357   $         9.22   $      503,028
              Non-Qualified XIV                                 27,368.269             9.14          250,146
              Non-Qualified XV                                   5,556.793             9.10           50,567
              Non-Qualified XVI                                  6,959.287             9.09           63,260
              Non-Qualified XVIII                                3,275.054             8.98           29,410
              Non-Qualified XIX                                  3,527.195             9.02           31,815
                                                           ---------------                    --------------
                                                               101,244.955                    $      928,226
                                                           ===============                    ==============

     ING VP MIDCAP OPPORTUNITIES - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                   12,644.819   $         9.33   $      117,976
              Non-Qualified V (0.75)                            79,747.335             9.45          753,612
              Non-Qualified XII                                  3,579.990             9.44           33,795
                                                           ---------------                    --------------
                                                                95,972.144                    $      905,383
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP MIDCAP OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                               219,159.730   $         8.41   $    1,843,133
              Non-Qualified XIV                                263,133.574             8.34        2,194,534
              Non-Qualified XV                                  81,802.903             8.31          679,782
              Non-Qualified XVI                                126,701.711             8.30        1,051,624
              Non-Qualified XVIII                               13,424.602             8.20          110,082
              Non-Qualified XIX                                114,054.525             8.23          938,669
                                                           ---------------                    --------------
                                                               818,277.045                    $    6,817,824
                                                           ===============                    ==============

     ING VP SMALLCAP OPPORTUNITIES - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                   12,597.583   $         6.82   $       85,916
              Non-Qualified V (0.75)                           188,392.721             6.90        1,299,910
              Non-Qualified IX                                     519.879             6.78            3,525
              Non-Qualified XX                                     234.023            11.71            2,740
                                                           ---------------                    --------------
                                                               201,744.206                    $    1,392,091
                                                           ===============                    ==============

     ING VP SMALLCAP OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                               175,467.356   $         6.49   $    1,138,783
              Non-Qualified XIV                                233,330.030             6.44        1,502,645
              Non-Qualified XV                                  98,422.443             6.41          630,888
              Non-Qualified XVI                                101,399.711             6.40          648,958
              Non-Qualified XVIII                               13,008.359             6.32           82,213
              Non-Qualified XIX                                 82,631.262             6.35          524,709
                                                           ---------------                    --------------
                                                               704,259.161                    $    4,528,196
                                                           ===============                    ==============

     JANUS ASPEN BALANCED
     Contracts in accumulation period:
              Non-Qualified V                                  452,635.131   $        23.53   $   10,650,505
              Non-Qualified V (0.75)                           513,517.793            24.47       12,565,780
              Non-Qualified VII                              1,991,912.682            25.95       51,690,134
              Non-Qualified VIII                               588,054.574            20.79       12,225,655
              Non-Qualified IX                                   5,148.167            23.14          119,129
              Non-Qualified X                                   12,261.418            23.53          288,511
              Non-Qualified XII                                  9,373.025            13.94          130,660
              Non-Qualified XIII                             2,765,469.466            13.15       36,365,923
              Non-Qualified XIV                              3,012,811.130            12.93       38,955,648
              Non-Qualified XV                               1,027,563.387            12.83       13,183,638
              Non-Qualified XVI                                551,462.715             9.48        5,227,867
              Non-Qualified XVIII                              138,078.587             9.34        1,289,654
              Non-Qualified XIX                                373,097.087             9.39        3,503,382
              Non-Qualified XX                                  29,882.005            11.18          334,081
                                                           ---------------                    --------------

                                                            11,471,267.167                    $  186,530,567
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     JANUS ASPEN FLEXIBLE INCOME
     Contracts in accumulation period:
              Non-Qualified V                                  119,900.090   $        19.92   $    2,388,410
              Non-Qualified V (0.75)                           185,976.979            20.72        3,853,443
              Non-Qualified VII                                657,674.720            19.63       12,910,155
              Non-Qualified VIII                               167,980.141            16.53        2,776,712
              Non-Qualified IX                                   3,409.363            19.59           66,789
              Non-Qualified X                                    6,727.837            19.92          134,019
              Non-Qualified XII                                  1,020.240            13.56           13,834
              Non-Qualified XX                                   1,300.881            11.13           14,479
                                                           ---------------                    --------------
                                                             1,143,990.251                    $   22,157,841
                                                           ===============                    ==============

     JANUS ASPEN GROWTH
     Currently payable annuity contracts:                                                     $    6,746,617
     Contracts in accumulation period:
              Non-Qualified V                                  275,014.410   $        17.39        4,782,501
              Non-Qualified V (0.75)                           426,544.435            18.09        7,716,189
              Non-Qualified VII                              1,326,487.159            20.49       27,179,722
              Non-Qualified VIII                               287,050.025            14.70        4,219,635
              Non-Qualified IX                                   7,753.428            17.10          132,584
              Non-Qualified X                                   21,576.925            17.39          375,223
              Non-Qualified XII                                  7,899.966             9.84           77,736
              Non-Qualified XIII                             1,932,747.579             9.35       18,071,190
              Non-Qualified XIV                              2,595,082.727             9.19       23,848,810
              Non-Qualified XV                                 852,745.315             9.12        7,777,037
              Non-Qualified XVI                                290,985.637             5.79        1,684,807
              Non-Qualified XVIII                              120,724.785             5.71          689,339
              Non-Qualified XIX                                344,773.770             5.74        1,979,001
              Non-Qualified XX                                   3,768.837            12.04           45,377
                                                           ---------------                    --------------
                                                             8,493,154.998                    $  105,325,768
                                                           ===============                    ==============

     JANUS ASPEN MID CAP GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                  516,538.067   $        17.39   $    8,982,597
              Non-Qualified V (0.75)                           706,991.712            18.09       12,789,480
              Non-Qualified VII                              1,295,022.073            17.23       22,313,230
              Non-Qualified VIII                               317,327.757            12.05        3,823,799
              Non-Qualified IX                                  17,492.044            17.10          299,114
              Non-Qualified X                                   19,777.700            17.39          343,934
              Non-Qualified XII                                  5,235.685            10.16           53,195
              Non-Qualified XIII                             1,724,863.990             9.54       16,455,202
              Non-Qualified XIV                              1,507,892.942             9.38       14,144,036
              Non-Qualified XV                                 568,037.801             9.30        5,282,752
              Non-Qualified XVI                                541,527.023             3.93        2,128,201
              Non-Qualified XVIII                              229,054.704             3.88          888,732
              Non-Qualified XIX                                293,507.548             3.90        1,144,679
              Non-Qualified XX                                   5,300.560            12.78           67,741
                                                           ---------------                    --------------
                                                             7,748,569.606                    $   88,716,692
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     JANUS ASPEN WORLDWIDE GROWTH
     Currently payable annuity contracts:                                                     $    7,010,995
     Contracts in accumulation period:
              Non-Qualified V                                  482,318.045   $        19.90        9,598,129
              Non-Qualified V (0.75)                           919,159.326            20.70       19,026,598
              Non-Qualified VII                              3,307,618.789            22.26       73,627,594
              Non-Qualified VIII                               640,258.630            16.19       10,365,787
              Non-Qualified IX                                  17,909.778            19.57          350,494
              Non-Qualified X                                   20,915.249            19.90          416,213
              Non-Qualified XII                                 24,138.624             9.72          234,627
              Non-Qualified XIII                             3,033,408.583             9.07       27,513,016
              Non-Qualified XIV                              2,987,514.768             8.92       26,648,632
              Non-Qualified XV                                 875,428.740             8.85        7,747,544
              Non-Qualified XVI                                615,336.256             5.88        3,618,177
              Non-Qualified XVIII                              186,073.582             5.79        1,077,366
              Non-Qualified XIX                                617,687.182             5.82        3,594,939
              Non-Qualified XX                                   8,395.860            11.12           93,362
                                                           ---------------                    --------------
                                                            13,736,163.412                    $  190,923,473
                                                           ===============                    ==============

     LORD ABBETT GROWTH AND INCOME
     Contracts in accumulation period:
              Non-Qualified V                                   97,606.433   $        10.16   $      991,681
              Non-Qualified V (0.75)                           195,607.244            10.29        2,012,799
              Non-Qualified IX                                   5,135.481            10.10           51,868
              Non-Qualified XII                                    366.677            10.27            3,766
              Non-Qualified XX                                   4,057.255            12.27           49,783
                                                           ---------------                    --------------
                                                               302,773.090                    $    3,109,897
                                                           ===============                    ==============

     LORD ABBETT MID-CAP VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   24,027.019   $        10.25   $      246,277
              Non-Qualified V (0.75)                            89,083.152            10.38          924,683
              Non-Qualified IX                                     533.351            10.19            5,435
              Non-Qualified XII                                    546.351            10.37            5,666
              Non-Qualified XX                                   2,838.496            12.20           34,630
                                                           ---------------                    --------------
                                                               117,028.369                    $    1,216,691
                                                           ===============                    ==============

     MFS(R) GLOBAL GOVERNMENTS
     Contracts in accumulation period:
              Non-Qualified VII                                171,584.350   $        12.97   $    2,225,449
              Non-Qualified VIII                                22,704.193            13.13          298,106
                                                           ---------------                    --------------
                                                               194,288.543                    $    2,523,555
                                                           ===============                    ==============

     MFS(R) TOTAL RETURN
     Contracts in accumulation period:
              Non-Qualified VII                              2,028,651.998   $        17.79   $   36,089,719
              Non-Qualified VIII                               455,398.588            18.00        8,197,175
              Non-Qualified XIII                             1,339,015.664            12.82       17,166,181

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     MFS(R) TOTAL RETURN (CONTINUED)
              Non-Qualified XIV                              2,075,932.812   $        12.61   $   26,177,513
              Non-Qualified XV                                 575,689.149            12.51        7,201,871
              Non-Qualified XVI                                710,713.387            11.39        8,095,025
              Non-Qualified XVIII                              156,337.741            11.22        1,754,109
              Non-Qualified XIX                                507,364.722            11.28        5,723,074
                                                           ---------------                    --------------

                                                             7,849,104.061                    $  110,404,667
                                                           ===============                    ==============

     OPPENHEIMER AGGRESSIVE GROWTH
     Currently payable annuity contracts:                                                     $    1,231,180
     Contracts in accumulation period:
              Non-Qualified VII                                603,866.190   $        12.80        7,729,487
              Non-Qualified VIII                               207,574.483            12.93        2,683,938
              Non-Qualified XIII                               575,554.571             9.07        5,220,280
              Non-Qualified XIV                                717,707.046             8.92        6,401,947
              Non-Qualified XV                                 201,787.880             8.84        1,783,805
              Non-Qualified XVI                                408,856.239             4.07        1,664,045
              Non-Qualified XVIII                              325,522.539             4.01        1,305,345
              Non-Qualified XIX                                271,656.734             4.03        1,094,777
                                                           ---------------                    --------------

                                                             3,312,525.682                    $   29,114,804
                                                           ===============                    ==============

     OPPENHEIMER GLOBAL SECURITIES
     Contracts in accumulation period:
              Non-Qualified V                                  139,240.643   $        15.35   $    2,137,344
              Non-Qualified V (0.75)                           485,486.859            15.80        7,670,692
              Non-Qualified VII                                807,349.163            19.74       15,937,072
              Non-Qualified VIII                               157,881.003            19.94        3,148,147
              Non-Qualified IX                                  14,098.486            15.14          213,451
              Non-Qualified XII                                 16,957.816            15.85          268,781
              Non-Qualified XX                                  12,869.958            12.73          163,835
                                                           ---------------                    --------------

                                                             1,633,883.928                    $   29,539,322
                                                           ===============                    ==============

     OPPENHEIMER MAIN STREET(R)
     Currently payable annuity contracts:                                                     $    6,735,165
     Contracts in accumulation period:
              Non-Qualified VII                              1,565,911.299   $        12.63       19,777,460
              Non-Qualified VIII                               538,157.238            12.76        6,866,886
              Non-Qualified XIII                               957,263.407             8.88        8,500,499
              Non-Qualified XIV                              1,573,160.137             8.74       13,749,420
              Non-Qualified XV                                 492,452.384             8.67        4,269,562
              Non-Qualified XVI                                281,793.912             7.82        2,203,628
              Non-Qualified XVIII                              101,349.229             7.70          780,389
              Non-Qualified XIX                                289,098.107             7.74        2,237,619
                                                           ---------------                    --------------

                                                             5,799,185.713                    $   65,120,628
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------  ----------------
     OPPENHEIMER STRATEGIC BOND
     Currently payable annuity contracts:                                                     $    1,933,703
     Contracts in accumulation period:
              Non-Qualified V                                   38,834.279   $        13.05          506,787
              Non-Qualified V (0.75)                            84,949.296            13.42        1,140,020
              Non-Qualified VII                                857,973.306            14.29       12,260,439
              Non-Qualified VIII                               178,955.608            14.43        2,582,329
              Non-Qualified IX                                     227.750            12.86            2,929
              Non-Qualified XIII                               508,541.024            13.15        6,687,314
              Non-Qualified XIV                                728,495.128            12.93        9,419,442
              Non-Qualified XV                                 224,445.542            12.82        2,877,392
              Non-Qualified XVI                                238,270.180            12.65        3,014,118
              Non-Qualified XVIII                               39,218.708            12.46          488,665
              Non-Qualified XIX                                117,139.231            12.53        1,467,755
              Non-Qualified XX                                   9,740.578            12.23          119,127
                                                           ---------------                    --------------
                                                             3,026,790.630                    $   42,500,020
                                                           ===============                    ==============
     PIONEER EQUITY INCOME VCT
     Contracts in accumulation period:
              Non-Qualified V                                   21,897.886   $         9.67   $      211,753
              Non-Qualified V (0.75)                               960.668             9.79            9,405
              Non-Qualified IX                                     244.221             9.61            2,347
              Non-Qualified XII                                    474.905             9.78            4,645
              Non-Qualified XX                                   2,132.665            11.55           24,632
                                                           ---------------                    --------------
                                                                25,710.345                    $      252,782
                                                           ===============                    ==============
     PIONEER FUND VCT
     Contracts in accumulation period:
              Non-Qualified V                                       29.007   $         9.21   $          267
              Non-Qualified V (0.75)                               418.894             9.32            3,904
                                                           ---------------                    --------------
                                                                   447.901                    $        4,171
                                                           ===============                    ==============
     PIONEER MID CAP VALUE VCT
     Contracts in accumulation period:
              Non-Qualified V                                   11,461.519   $        11.86   $      135,934
              Non-Qualified V (0.75)                            49,902.015            12.00          598,824
              Non-Qualified IX                                     317.331            11.79            3,741
              Non-Qualified XX                                       7.594            13.17              100
                                                           ---------------                    --------------
                                                                61,688.459                    $      738,599
                                                           ===============                    ==============
     PRUDENTIAL JENNISON
     Contracts in accumulation period:
              Non-Qualified XIII                                23,314.809   $         7.79   $      181,622
              Non-Qualified XIV                                 50,522.412             7.73          390,538
              Non-Qualified XV                                  19,308.203             7.70          148,673
              Non-Qualified XVI                                 12,325.729             7.69           94,785
              Non-Qualified XVIII                                1,355.775             7.59           10,290
              Non-Qualified XIX                                  4,396.056             7.62           33,498
                                                           ---------------                    --------------
                                                               111,222.984                    $      859,406
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------  ----------------
     PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
     Contracts in accumulation period:
              Non-Qualified XIII                               100,680.680   $         7.94   $      799,405
              Non-Qualified XIV                                129,476.203             7.87        1,018,978
              Non-Qualified XV                                  31,363.039             7.84          245,886
              Non-Qualified XVI                                 88,107.095             7.83          689,879
              Non-Qualified XVIII                                6,705.458             7.74           51,900
              Non-Qualified XIX                                 59,607.597             7.77          463,151
                                                           ---------------                    --------------
                                                               415,940.072                    $    3,269,199
                                                           ===============                    ==============

     UBS TACTICAL ALLOCATION
     Contracts in accumulation period:
              Non-Qualified XIII                               184,873.143   $         8.61   $    1,591,758
              Non-Qualified XIV                                921,723.134             8.49        7,825,429
              Non-Qualified XV                                  86,929.063             8.43          732,812
              Non-Qualified XVI                                 88,297.917             7.86          694,022
              Non-Qualified XVIII                               31,946.491             7.74          247,266
              Non-Qualified XIX                                 79,266.894             7.78          616,696
                                                           ---------------                    --------------
                                                             1,393,036.642                    $   11,707,983
                                                           ===============                    ==============

     NON-QUALIFIED 1964

     Individual Contracts issued from December 1, 1964 to March 14, 1967.

     NON-QUALIFIED V

     Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

     NON-QUALIFIED V (0.75)

     Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

     NON-QUALIFIED VI

     Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

     NON-QUALIFIED VII

     Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     NON-QUALIFIED VIII

     Certain individual retirement annuity Contracts issued since May 1, 1998.

     NON-QUALIFIED IX

     Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

     NON-QUALIFIED X

     Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

     NON-QUALIFIED XI

     Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

     NON-QUALIFIED XII

     Certain individual retirement annuity contracts issued since March 1999.

     NON-QUALIFIED XIII

     Certain individual retirement annuity Contracts issued since October 1, 1998.

     NON-QUALIFIED XIV

     Certain individual retirement annuity Contracts issued since September 1, 1998.

     NON-QUALIFIED XV

     Certain individual retirement annuity Contracts issued since September 1, 1998.

     NON-QUALIFIED XVI

     Certain individual retirement annuity Contracts issued since August 2000.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     NON-QUALIFIED XVII

     Group AetnaPlus contracts issued in connection with deferred compensation plans having Contract modifications effective September 1, 1999.

     NON-QUALIFIED XVIII

     Certain individual retirement annuity Contracts issued since September
     2000.

     NON-QUALIFIED XIX

     Certain individual retirement annuity Contracts issued since August 2000.

     NON-QUALIFIED XX

     Certain deferred compensation Contracts issued since December 2002.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

8.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                         DIVISION                    (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     AIM V.I. Capital Appreciation
         2003                                          2,018      $5.44 to $9.46      $   17,500            -%
         2002                                          2,233      $4.28 to $7.37          14,832            -
         2001                                          2,600      $5.77 to $9.84          23,509         7.71
         2000                                          2,085     $7.67 to $12.95          25,987            *
     AIM V.I. Core Equity
         2003                                          3,366     $6.28 to $11.86          34,908         0.97
         2002                                          3,742      $5.14 to $7.67          29,940         0.30
         2001                                          4,491      $6.21 to $9.17          42,858         0.05
         2000                                          4,034     $8.20 to $12.00          49,823            *
     AIM V.I. Government Securities
         2003                                          1,239     $11.55 to $12.37         15,026         1.78
         2002                                          2,139     $11.65 to $12.36         25,997         2.67
         2001                                            819     $10.83 to $11.38          9,149         5.55
         2000                                             28     $10.38 to $10.80            295            *
     AIM V.I. Growth
         2003                                          2,783      $4.30 to $6.62          18,067            -
         2002                                          3,069      $3.34 to $5.09          14,946            -
         2001                                          3,912      $4.93 to $7.44          27,757         0.20
         2000                                          3,321     $7.60 to $11.37          37,257            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                         DIVISION                     (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     AIM V.I. Capital Appreciation
         2003                                           0.75% to 1.90%        27.10% to 28.59%
         2002                                           0.45% to 1.90%       -25.80% to -0.04%
         2001                                           0.45% to 2.25%       -24.75% to -23.82%
         2000                                                 *                      *
     AIM V.I. Core Equity
         2003                                           0.75% to 2.25%        22.18% to 23.44%
         2002                                           0.75% to 2.25%       -17.19% to -16.21%
         2001                                           0.45% to 2.25%       -24.31% to -16.23%
         2000                                                 *                      *
     AIM V.I. Government Securities
         2003                                           0.95% to 1.90%        -0.86% to 0.08%
         2002                                           0.95% to 1.90%         0.07% to 8.01%
         2001                                           0.50% to 1.90%         4.38% to 5.40%
         2000                                                 *                      *
     AIM V.I. Growth
         2003                                           0.75% to 1.90%        28.74% to 30.23%
         2002                                           0.75% to 1.90%       -32.29% to -31.49%
         2001                                           0.45% to 2.25%       -35.18% to -34.38%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                         DIVISION                    (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     AIM V.I. Premier Equity
         2003                                          5,018      $6.33 to $8.56      $   42,830         0.28%
         2002                                          5,969      $5.16 to $6.91          41,327         0.29
         2001                                          7,410     $7.54 to $10.00          74,008         2.16
         2000                                          6,222     $8.79 to $11.55          73,350            *
     Alger American Balanced
         2003                                             94          $25.11               2,367         2.17
         2002                                            120          $21.40               2,576         1.69
         2001                                            152          $24.74               3,765         3.07
         2000                                            191          $25.59               4,888            *
     Alger American Income & Growth
         2003                                            292          $22.17               6,470         0.32
         2002                                            356          $17.31               6,167         0.64
         2001                                            443          $25.49              11,279         6.98
         2000                                            550          $30.17              16,586            *
     Alger American Leveraged AllCap
         2003                                            277     $17.13 to $23.23          6,443            -
         2002                                            327     $12.87 to $17.49          5,724         0.01
         2001                                            388     $19.73 to $26.84         10,424         3.28
         2000                                            481     $23.77 to $32.38         15,563            *
     AllianceBernstein VPSF Growth and Income
         2003                                          3,443     $10.03 to $10.30         34,971         0.90
         2002                                          2,855      $7.68 to $7.89          22,169         0.80
         2001                                          2,791     $9.99 to $10.27          28,177         4.75
         2000                                             88     $10.10 to $10.39            898            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                         DIVISION                     (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     AIM V.I. Premier Equity
         2003                                           0.75% to 1.90%        22.67% to 24.23%
         2002                                           0.45% to 1.90%       -31.59% to -30.57%
         2001                                           0.45% to 2.25%       -14.24% to -9.62%
         2000                                                 *                      *
     Alger American Balanced
         2003                                                1.40%                 17.34%
         2002                                                1.40%                -13.52%
         2001                                           0.85% to 1.40%             -3.31%
         2000                                                 *                      *
     Alger American Income & Growth
         2003                                                1.40%                 28.08%
         2002                                                1.40%                -32.07%
         2001                                           0.85% to 1.40%            -15.53%
         2000                                                 *                      *
     Alger American Leveraged AllCap
         2003                                           1.25% to 1.40%        32.82% to 33.10%
         2002                                           1.25% to 1.40%       -34.84% to -34.74%
         2001                                           0.85% to 1.40%       -17.11% to -16.99%
         2000                                                 *                      *
     AllianceBernstein VPSF Growth and Income
         2003                                           0.95% to 1.90%        29.96% to 31.27%
         2002                                           0.95% to 1.90%       -23.53% to -22.79%
         2001                                           0.50% to 1.90%        -1.56% to -0.60%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     AllianceBernstein VPSF Premier Growth
         2003                                          1,368      $5.17 to $5.57      $    7,314            -%
         2002                                          1,333      $4.24 to $4.57           5,838            -
         2001                                          1,331      $6.20 to $6.69           8,532         6.31
         2000                                            341      $7.60 to $8.20           2,687            *
     AllianceBernstein VPSF Quasar
         2003                                            500      $7.18 to $8.19           3,918            -
         2002                                            128      $4.91 to $5.55             684            -
         2001                                            116      $7.34 to $8.22             910         3.62
         2000                                              9      $8.58 to $9.51              82            *
     American Century(R) VP Balanced
         2003                                             78          $18.19               1,420         2.75
         2002                                             96          $15.44               1,483         2.84
         2001                                            118          $17.32               2,043         6.22
         2000                                            147          $18.21               2,684            *
     American Century(R) VP International
         2003                                             93     $13.13 to $14.41          1,346         0.75
         2002                                            131     $10.68 to $11.74          1,539         0.83
         2001                                            185     $13.59 to $14.95          2,759        10.20
         2000                                            229     $19.43 to $21.41          4,905            *
     Calvert Social Balanced
         2003                                            178     $11.30 to $21.15          2,228         1.98
         2002                                            167     $9.61 to $17.86           1,775         2.79
         2001                                            158     $11.09 to $20.48          1,959         4.91
         2000                                            175     $12.09 to $22.18          2,514            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     AllianceBernstein VPSF Premier Growth
         2003                                           0.95% to 1.90%        21.46% to 22.61%
         2002                                           0.95% to 1.90%       -31.96% to -31.30%
         2001                                           0.50% to 1.90%       -18.80% to -17.99%
         2000                                                 *                      *
     AllianceBernstein VPSF Quasar
         2003                                           0.95% to 1.90%        46.23% to 47.57%
         2002                                           0.95% to 1.90%       -33.07% to -32.42%
         2001                                           0.50% to 1.90%       -14.43% to -13.59%
         2000                                                 *                      *
     American Century(R) VP Balanced
         2003                                               1.40%                  17.81%
         2002                                               1.40%                 -10.82%
         2001                                           0.85% to 1.40%             -4.90%
         2000                                                 *                      *
     American Century(R) VP International
         2003                                           1.25% to 1.40%        22.74% to 22.94%
         2002                                           1.25% to 1.40%       -21.49% to -21.37%
         2001                                           0.85% to 1.40%       -30.17% to -30.06%
         2000                                                 *                      *
     Calvert Social Balanced
         2003                                           0.75% to 1.40%        17.59% to 18.42%
         2002                                           0.75% to 1.40%       -13.38% to -12.81%
         2001                                           0.45% to 1.50%        -8.25% to -7.64%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Federated American Leaders
         2003                                          2,211     $16.88 to $23.37     $   51,717         1.51%
         2002                                          2,720     $13.39 to $18.56         50,539         1.17
         2001                                          3,522     $16.99 to $23.59         83,193         2.06
         2000                                          4,105     $17.97 to $24.98        102,586            *
     Federated Capital Income
         2003                                            505     $10.65 to $12.75          6,460         6.55
         2002                                            653     $8.94 to $10.72           7,021         5.71
         2001                                            923     $11.90 to $14.29         13,230         3.57
         2000                                          1,149     $13.97 to $16.80         19,351            *
     Federated Equity Income
         2003                                            884         $12.34               11,005         1.89
         2002                                          1,035          $9.83               10,264         2.11
         2001                                          1,384         $12.58               17,476         1.97
         2000                                          1,690         $14.33               24,264            *
     Federated Fund for U.S. Government Securities
         2003                                            635         $15.49                9,833         3.85
         2002                                            826         $15.35               12,674         3.65
         2001                                            820         $14.28               11,702         3.90
         2000                                            823         $13.53               11,133            *
     Federated Growth Strategies
         2003                                            627         $18.83               11,813            -
         2002                                            764         $13.63               10,415            -
         2001                                          1,117         $18.77               20,974         1.68
         2000                                          1,378         $24.53               33,809            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Federated American Leaders
         2003                                           1.25% to 1.40%        25.92% to 26.06%
         2002                                           1.25% to 1.40%       -21.33% to -21.21%
         2001                                           0.85% to 1.40%        -5.56% to -5.42%
         2000                                                 *                      *
     Federated Capital Income
         2003                                           1.25% to 1.40%        18.94% to 19.13%
         2002                                           1.25% to 1.40%       -25.01% to -24.90%
         2001                                           0.85% to 1.40%       -14.94% to -14.81%
         2000                                                 *                      *
     Federated Equity Income
         2003                                           1.25% to 1.40%             25.53%
         2002                                           1.25% to 1.40%            -21.85%
         2001                                           0.75% to 1.40%            -12.24%
         2000                                                 *                      *
     Federated Fund for U.S. Government Securities
         2003                                           1.25% to 1.40%             0.91%
         2002                                                1.40%                 7.52%
         2001                                           0.85% to 1.40%             5.53%
         2000                                                 *                      *
     Federated Growth Strategies
         2003                                                1.40%                 38.15%
         2002                                                1.40%                -27.38%
         2001                                           0.85% to 1.40%            -23.48%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Federated High Income Bond
         2003                                            970     $13.87 to $16.25     $   15,774         7.68%
         2002                                          1,236     $11.49 to $13.48         16,683        10.52
         2001                                          1,548     $11.48 to $13.49         20,899        11.00
         2000                                          1,959     $11.46 to $13.49         26,446            *
     Federated International Equity
         2003                                            462     $13.06 to $14.11          6,565            -
         2002                                            551     $10.03 to $10.85          6,024            -
         2001                                            767     $13.15 to $14.25         10,976        12.94
         2000                                            978     $18.87 to $20.48         20,057            *
     Federated Prime Money
         2003                                            392         $12.59                4,930         0.71
         2002                                            583         $12.68                7,387         1.37
         2001                                            695         $12.68                8,812         3.44
         2000                                            702         $12.40                8,703            *
     Fidelity(R) VIP ASSET MANAGER(SM)
         2003                                            681     $15.30 to $18.27         12,034         3.51
         2002                                            728     $13.13 to $15.71         11,086         4.06
         2001                                            831     $14.57 to $17.45         14,094         6.08
         2000                                            993     $15.39 to $18.46         17,821            *
     Fidelity(R) VIP Contrafund(R)
         2003                                         11,483     $9.10 to $24.17         188,055         0.43
         2002                                         10,912     $7.22 to $19.81         145,571         0.86
         2001                                         11,618     $8.12 to $21.96         173,999         3.56
         2000                                         12,102     $9.43 to $24.67         216,963            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Federated High Income Bond
         2003                                           1.25% to 1.40%        20.55% to 20.71%
         2002                                           1.25% to 1.40%        -0.03% to 0.12%
         2001                                           0.85% to 1.40%        -0.04% to 0.10%
         2000                                                 *                      *
     Federated International Equity
         2003                                           1.25% to 1.40%        30.05% to 30.21%
         2002                                           1.25% to 1.40%       -23.84% to -23.73%
         2001                                           0.85% to 1.40%       -30.42% to -30.31%
         2000                                                 *                      *
     Federated Prime Money
         2003                                                1.40%                 -0.71%
         2002                                                1.40%                   0%
         2001                                           0.85% to 1.40%              2.28%
         2000                                                 *                      *
     Fidelity(R) VIP ASSET MANAGER(SM)
         2003                                           1.25% to 1.40%        16.30% to 16.53%
         2002                                           1.25% to 1.40%       -10.01% to -9.87%
         2001                                           0.85% to 1.40%        -5.44% to -5.30%
         2000                                                 *                      *
     Fidelity(R) VIP Contrafund(R)
         2003                                           0.75% to 1.90%       -29.37% to 27.50%
         2002                                           0.45% to 1.90%       -11.07% to 78.65%
         2001                                           0.45% to 1.90%       -13.93% to -3.25%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Fidelity(R) VIP Equity-Income
         2003                                         12,003     $10.33 to $23.07     $  192,149         1.64%
         2002                                         11,480     $8.08 to $17.95         146,420         1.78
         2001                                         12,170     $9.92 to $21.92         193,019         6.26
         2000                                         10,395     $10.64 to $23.40        188,025            *
     Fidelity(R) VIP Growth
         2003                                          9,688     $6.17 to $22.97         125,864         0.26
         2002                                          9,473     $4.73 to $17.54          98,180         0.26
         2001                                         10,633      $6.90 to 25.45         167,319         7.26
         2000                                          9,467     $8.54 to $31.34         209,610            *
     Fidelity(R) VIP High Income
         2003                                          5,612     $8.11 to $11.96          56,970         6.32
         2002                                          4,489      $6.46 to $9.53          36,456        10.78
         2001                                          4,973      $6.34 to $9.34          39,385        13.71
         2000                                          4,980     $7.28 to $10.74          45,512            *
     Fidelity(R) VIP Index 500
         2003                                          3,762     $17.05 to $20.31         74,266         1.44
         2002                                          4,125     $13.44 to $16.04         64,190         1.38
         2001                                          4,961     $17.51 to $20.93        100,783         1.20
         2000                                          5,672     $20.17 to $24.15        133,049            *
     Fidelity(R) VIP Investment Grade Bond
         2003                                            140     $15.76 to $16.07          2,244         4.39
         2002                                            187     $15.17 to $15.49          2,890         4.05
         2001                                            217     $13.92 to $14.24          3,084         5.86
         2000                                            278     $13.00 to $13.32          3,700            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Fidelity(R) VIP Equity-Income
         2003                                           0.75% to 1.90%        27.85% to 29.33%
         2002                                           0.75% to 1.90%       -18.53% to -17.57%
         2001                                           0.45% to 1.90%        -6.77% to -5.67%
         2000                                                 *                      *
     Fidelity(R) VIP Growth
         2003                                           0.75% to 1.90%        30.44% to 31.85%
         2002                                           0.45% to 1.90%       -31.44% to -30.42%
         2001                                           0.45% to 1.90%       -19.23% to -18.23%
         2000                                                 *                      *
     Fidelity(R) VIP High Income
         2003                                           0.95% to 2.25%        24.90% to 26.10%
         2002                                           0.95% to 2.25%         1.48% to 2.46%
         2001                                           0.50% to 2.25%       -13.42% to -12.58%
         2000                                                 *                      *
     Fidelity(R) VIP Index 500
         2003                                           1.25% to 1.40%        26.62% to 26.86%
         2002                                           1.25% to 1.40%       -23.34% to -23.22%
         2001                                           0.85% to 1.40%       -13.34% to -13.21%
         2000                                                 *                      *
     Fidelity(R) VIP Investment Grade Bond
         2003                                           1.25% to 1.40%         3.74% to 3.89%
         2002                                           1.25% to 1.40%         8.80% to 8.96%
         2001                                           0.85% to 1.40%         6.94% to 7.10%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Fidelity(R) VIP Overseas
         2003                                            979     $9.75 to $14.74      $   13,904         0.58%
         2002                                            654     $6.85 to $10.42           6,617         0.85
         2001                                            770     $8.67 to $13.26           9,914        13.97
         2000                                            872     $11.08 to $17.06         14,451            *
     Franklin Small Cap Value Securities
         2003                                             55     $12.02 to $12.18            662         0.19
         2002                                             39      $9.22 to $9.29             365          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series D
         2003                                          8,494     $10.03 to $10.43         86,431         4.13
         2002                                         10,202     $10.04 to $10.37        103,698         4.34
         2001                                         11,705     $10.15 to $10.40        119,943         1.44
         2000                                         12,726     $10.13 to $10.29        129,776            *
     ING GET Fund - Series E
         2003                                         23,038     $10.27 to $10.70        238,886         4.20
         2002                                         26,953     $10.18 to $10.51        276,397         4.02
         2001                                         29,973     $9.97 to $10.20         300,383         0.78
         2000                                         33,010     $10.08 to $10.22        333,833            *
     ING GET Fund - Series G
         2003                                         13,524     $10.14 to $10.54        138,281         4.05
         2002                                         16,105     $10.11 to $10.41        163,877         3.84
         2001                                         17,381     $9.82 to $10.02         171,369         0.38
         2000                                         18,850      $9.87 to $9.98         186,445            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Fidelity(R) VIP Overseas
         2003                                           0.75% to 1.50%        41.30% to 42.34%
         2002                                           0.75% to 1.50%       -21.47% to -20.88%
         2001                                           0.45% to 1.50%       -22.35% to -21.76%
         2000                                                 *                      *
     Franklin Small Cap Value Securities
         2003                                           0.75% to 1.25%        30.59% to 31.11%
         2002                                           0.75% to 1.25%       -21.04% to -19.73%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series D
         2003                                           1.00% to 1.75%        -0.10% to 0.58%
         2002                                           1.00% to 1.75%        -1.09% to -0.34%
         2001                                           0.70% to 2.15%         0.22% to 0.98%
         2000                                                 *                      *
     ING GET Fund - Series E
         2003                                           1.00% to 1.90%         0.88% to 1.81%
         2002                                           1.00% to 1.90%         2.11% to 3.05%
         2001                                           1.00% to 2.40%        -1.12% to -0.21%
         2000                                                 *                      *
     ING GET Fund - Series G
         2003                                           1.00% to 1.90%         0.30% to 1.25%
         2002                                           1.00% to 1.90%         2.97% to 3.92%
         2001                                           1.00% to 2.40%        -0.52% to 0.40%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET Fund - Series H
         2003                                         10,102     $10.30 to $10.69     $  105,009         4.11%
         2002                                         11,865     $10.18 to $10.46        121,603         3.59
         2001                                         13,233     $9.91 to $10.01         131,686         0.47
         2000                                         14,101     $10.03 to $10.12        141,764            *
     ING GET Fund - Series I
         2003                                          7,257     $10.22 to $10.40         74,750         3.44
         2002                                          8,275     $10.10 to $10.23         84,079         3.54
         2001                                          8,909      $9.78 to $9.86          87,402         0.25
         2000                                          9,419      $9.85 to $9.89          92,929            *
     ING GET Fund - Series J
         2003                                          5,895     $10.12 to $10.29         60,090         3.65
         2002                                          7,113     $10.05 to $10.17         71,844         3.49
         2001                                          7,719      $9.66 to $9.73          74,801         0.18
         2000                                          8,207      $9.72 to $9.75          79,872            *
     ING GET Fund - Series K
         2003                                          6,945     $9.98 to $10.33          70,505         3.20
         2002                                          8,037     $9.99 to $10.24          81,260         2.68
         2001                                          9,082      $9.68 to $9.82          88,558            -
         2000                                          9,357     $10.00 to $10.05         93,790            *
     ING GET Fund - Series L
         2003                                          6,598     $9.99 to $10.29          66,868         3.48
         2002                                          7,535     $9.89 to $10.09          75,255         0.05
         2001                                          8,101      $9.87 to $9.97          80,345         4.63
         2000                                             58     $10.01 to $10.02            585            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET Fund - Series H
         2003                                           1.00% to 1.90%         1.18% to 2.20%
         2002                                           1.00% to 1.90%         2.78% to 3.72%
         2001                                           1.00% to 2.40%        -1.24% to -0.33%
         2000                                                 *                      *
     ING GET Fund - Series I
         2003                                           1.45% to 1.90%         1.19% to 1.66%
         2002                                           1.45% to 1.90%         3.35% to 3.82%
         2001                                           1.35% to 2.40%        -0.76% to -0.30%
         2000                                                 *                      *
     ING GET Fund - Series J
         2003                                           1.45% to 1.90%         0.70% to 1.18%
         2002                                           1.45% to 1.90%         4.05% to 4.53%
         2001                                           1.35% to 2.40%        -0.63% to -0.16%
         2000                                                 *                      *
     ING GET Fund - Series K
         2003                                           1.45% to 2.40%        -0.10% to 0.88%
         2002                                           1.45% to 2.40%         3.20% to 4.20%
         2001                                           1.35% to 2.40%        -3.19% to -2.24%
         2000                                                 *                      *
     ING GET Fund - Series L
         2003                                           1.45% to 2.40%         1.01% to 1.98%
         2002                                           1.45% to 2.40%         0.22% to 1.20%
         2001                                           1.35% to 2.40%        -1.53% to -0.46%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET Fund - Series M
         2003                                          9,320     $10.04 to $10.32     $   94,718         3.54%
         2002                                         11,558     $9.91 to $10.08         115,381         0.03
         2001                                         12,531      $9.80 to $9.87         123,165           **
         2000                                             **            **                    **           **
     ING GET Fund - Series N
         2003                                          7,482     $10.15 to $10.40         76,785         2.65
         2002                                          8,982     $9.97 to $10.12          90,143         0.02
         2001                                         10,181     $10.25 to $10.31        104,606           **
         2000                                             **            **                    **           **
     ING GET Fund - Series P
         2003                                          5,731     $10.03 to $10.25         58,003         2.56
         2002                                          7,680     $9.89 to $10.01          76,334         0.04
         2001                                          8,288     $10.00 to $10.03         83,012           **
         2000                                             **            **                    **           **
     ING GET Fund - Series Q
         2003                                          4,282     $10.26 to $10.47         44,336            -
         2002                                          5,460     $10.00 to $10.10         54,826         3.81
         2001                                            162          $10.00               1,620           **
         2000                                             **            **                    **           **
     ING GET Fund - Series R
         2003                                          3,634     $10.42 to $10.60         38,175         0.01
         2002                                          4,312     $10.06 to $10.14         43,556          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET Fund - Series M
         2003                                           1.45% to 2.40%         1.31% to 2.38%
         2002                                           1.45% to 2.40%         1.12% to 2.10%
         2001                                           1.45% to 2.40%               **
         2000                                                 **                     **
     ING GET Fund - Series N
         2003                                           1.45% to 2.40%         1.81% to 2.77%
         2002                                           1.45% to 2.40%        -2.77% to -1.82%
         2001                                                 **                     **
         2000                                                 **                     **
     ING GET Fund - Series P
         2003                                           1.45% to 2.40%         1.42% to 2.40%
         2002                                           1.45% to 2.40%        -1.16% to -0.20%
         2001                                                 **                     **
         2000                                                 **                     **
     ING GET Fund - Series Q
         2003                                           1.45% to 2.40%         2.60% to 3.66%
         2002                                           1.45% to 2.40%         0.00% to 0.97%
         2001                                                 **                     **
         2000                                                 **                     **
     ING GET Fund - Series R
         2003                                           1.45% to 2.40%         3.58% to 4.54%
         2002                                           1.45% to 2.40%         0.65% to 1.42%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET Fund - Series S
         2003                                          4,236     $10.35 to $10.57     $   44,140         0.10%
         2002                                          5,334     $10.01 to $10.08         53,553          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series T
         2003                                          3,062     $10.40 to $10.53         32,020         0.14
         2002                                          3,908     $10.06 to $10.09         39,378          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series U
         2003                                          2,854     $10.49 to $10.60         30,078            -
         2002                                             50     $9.99 to $10.00             503          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series V
         2003                                          7,680      $9.69 to $9.77          74,677         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING VP Balanced
         2003                                          6,962     $9.18 to $24.72         172,818         1.94
         2002                                          7,046     $7.87 to $26.80         148,868         1.07
         2001                                          8,277     $8.94 to $30.01         189,948         5.84
         2000                                          8,309     $9.52 to $24.76         199,768            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET Fund - Series S
         2003                                           1.00% to 2.40%         3.40% to 4.86%
         2002                                           1.00% to 2.40%         0.14% to 0.87%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series T
         2003                                           1.45% to 2.40%         3.38% to 4.36%
         2002                                           1.45% to 2.40%         0.88% to 0.93%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series U
         2003                                           1.45% to 2.40%         5.21% to 6.00%
         2002                                           0.95% to 1.75%        -0.05% to 0.00%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series V
         2003                                           1.45% to 2.40%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING VP Balanced
         2003                                           0.75% to 2.25%        16.65% to 18.00%
         2002                                           0.45% to 2.25%       -12.01% to -10.71%
         2001                                           0.45% to 2.25%        -6.04% to 0.46%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Bond
         2003                                          8,243     $10.94 to $19.00     $  143,435         1.80%
         2002                                          9,939     $11.86 to $18.01        164,563         3.25
         2001                                          9,525     $11.16 to $16.75        144,459         6.51
         2000                                          6,869     $10.46 to $15.52         99,490            *
     ING VP Emerging Markets
         2003                                             88          $9.18                  809            -
         2002                                            103          $6.32                  649            -
         2001                                            129          $7.08                  912        19.78
         2000                                            157          $8.01                1,255            *
     ING VP Money Market
         2003                                         13,149     $10.02 to $14.46        173,894         1.89
         2002                                         19,939     $10.30 to $14.44        262,556         3.85
         2001                                         22,423     $10.33 to $48.45        293,027         4.69
         2000                                         16,310     $10.13 to $13.88        211,809            *
     ING VP Natural Resources
         2003                                            116     $14.78 to $15.64          1,732            -
         2002                                            135     $11.48 to $12.07          1,567         0.19
         2001                                            166     $11.90 to $12.42          2,003            -
         2000                                            193     $14.35 to $14.87          2,801            *
     ING VP Strategic Allocation Balanced
         2003                                            948     $14.19 to $16.41         16,937         1.41
         2002                                            977     $12.03 to $13.84         14,344         2.50
         2001                                          1,082     $13.47 to $15.41         17,390         2.50
         2000                                          1,232     $14.66 to $16.69         21,090            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Bond
         2003                                           0.75% to 2.25%         4.22% to 5.51%
         2002                                           0.75% to 2.25%         6.28% to 7.53%
         2001                                           0.45% to 2.25%         6.67% to 7.93%
         2000                                                 *                      *
     ING VP Emerging Markets
         2003                                                1.40%                 45.25%
         2002                                                1.40%                -10.60%
         2001                                           0.85% to 1.40%            -11.68%
         2000                                                 *                      *
     ING VP Money Market
         2003                                           0.75% to 2.25%        -1.07% to 0.14%
         2002                                           0.75% to 2.25%        -0.31% to 0.86%
         2001                                           0.45% to 2.25%         1.33% to 3.16%
         2000                                                 *                      *
     ING VP Natural Resources
         2003                                           0.75% to 1.50%        28.52% to 29.58%
         2002                                           0.75% to 1.50%        -3.56% to -2.83%
         2001                                           0.45% to 1.50%       -17.19% to -16.57%
         2000                                                 *                      *
     ING VP Strategic Allocation Balanced
         2003                                           0.75% to 2.25%        17.79% to 18.57%
         2002                                           0.45% to 1.40%       -10.81% to -9.94%
         2001                                           0.45% to 2.25%        -8.30% to -7.65%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Strategic Allocation Growth
         2003                                            813     $14.18 to $16.69     $   14,808         0.87%
         2002                                            835     $11.55 to $13.52         11,257         1.75
         2001                                            898     $13.56 to $15.80         13,876         1.59
         2000                                          1,013     $15.52 to $18.00         17,520            *
     ING VP Strategic Allocation Income
         2003                                          1,031     $14.58 to $16.37         19,422         2.31
         2002                                          1,237     $12.99 to $14.51         20,088         3.32
         2001                                          1,380     $10.79 to $15.29         23,347         4.36
         2000                                          1,518     $11.13 to $15.77         26,191            *
     ING MFS Total Return
         2003                                             35     $11.29 to $11.33            401         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING T. Rowe Price Equity Income
         2003                                             58     $12.17 to $12.22            704         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING Alger Aggressive Growth
         2003                                             96     $10.20 to $13.05          1,017            -
         2002                                             24      $7.31 to $7.34             179          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Strategic Allocation Growth
         2003                                           0.75% to 2.25%        22.52% to 23.45%
         2002                                           0.75% to 2.25%       -15.04% to -14.40%
         2001                                           0.45% to 2.25%       -12.87% to -12.21%
         2000                                                 *                      *
     ING VP Strategic Allocation Income
         2003                                           0.75% to 1.40%        12.05% to 12.82%
         2002                                           0.75% to 1.40%        -5.69% to -0.78%
         2001                                           0.45% to 2.25%        -3.75% to -3.11%
         2000                                                 *                      *
     ING MFS Total Return
         2003                                           0.75% to 1.25%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING T. Rowe Price Equity Income
         2003                                           0.75% to 1.25%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING Alger Aggressive Growth
         2003                                           0.75% to 1.50%        42.82% to 43.46%
         2002                                           0.75% to 1.25%        -8.53% to -0.37%
         2001                                                ***                    ***
         2000                                                ***                    ***

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING Alger Growth
         2003                                             39      $9.60 to $9.68      $      380            -%
         2002                                              1      $7.24 to $7.26               9          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING American Century Small Cap Value
         2003                                             50     $10.81 to $12.48            561         0.16
         2002                                             20      $8.11 to $9.30             173          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Baron Small Cap Growth
         2003                                            119     $11.40 to $12.79          1,381            -
         2002                                             21      $8.72 to $9.68             193          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING DSI Enhanced Index
         2003                                              1          $10.20                   6         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING Goldman Sachs(R) Capital Growth
         2003                                              2     $9.82 to $11.70              25            -
         2002                                              2          $8.07                   18          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING Alger Growth
         2003                                           0.75% to 1.25%        32.60% to 33.33%
         2002                                           0.75% to 1.25%       -23.21% to -6.63%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING American Century Small Cap Value
         2003                                           0.75% to 1.25%        16.24% to 34.53%
         2002                                           0.75% to 1.25%       -19.84% to -1.82%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Baron Small Cap Growth
         2003                                           0.75% to 1.50%        18.29% to 32.34%
         2002                                           0.75% to 1.25%       -12.61% to -1.83%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING DSI Enhanced Index
         2003                                                0.75%                  ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING Goldman Sachs(R) Capital Growth
         2003                                           0.75% to 1.25%             22.68%
         2002                                           0.75% to 0.80%        -3.04% to -0.05%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING JPMorgan Fleming International
         2003                                          3,196     $7.14 to $20.30      $   34,019         1.05%
         2002                                          2,909     $5.62 to $15.80          24,044         0.62
         2001                                          2,892     $7.00 to $19.44          30,449        25.04
         2000                                          2,451     $9.76 to $26.80          38,280            *
     ING JPMorgan Mid Cap Value
         2003                                             55     $11.73 to $13.32            678         0.48
         2002                                              9      $9.17 to $9.20              87          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING MFS Capital Opportunities
         2003                                          3,394     $5.58 to $24.64          39,287         0.20
         2002                                          3,869     $4.44 to $20.94          35,741            -
         2001                                          4,710     $6.49 to $30.11          62,832        19.25
         2000                                          4,048     $8.79 to $40.30          78,233            *
     ING MFS Global Growth
         2003                                              -     $10.83 to $10.92              5            -
         2002                                              -      $8.32 to $8.35               1          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING MFS Research Equity
         2003                                          3,988     $6.11 to $13.31          42,940         0.57
         2002                                          4,627     $4.98 to $10.73          40,669         0.20
         2001                                          5,830     $6.77 to $14.39          69,394        20.49
         2000                                          6,216     $8.71 to $18.33          97,910            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING JPMorgan Fleming International
         2003                                           0.75% to 1.90%        27.05% to 28.48%
         2002                                           0.75% to 1.90%       -19.64% to -18.69%
         2001                                           0.45% to 2.25%       -28.33% to -27.48%
         2000                                                 *                      *
     ING JPMorgan Mid Cap Value
         2003                                           0.75% to 1.50%        28.46% to 29.02%
         2002                                           0.75% to 1.25%        -8.51% to 0.47%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING MFS Capital Opportunities
         2003                                           0.75% to 1.90%        25.68% to 27.14%
         2002                                           0.45% to 1.90%       -31.49% to -30.48%
         2001                                           0.45% to 2.25%       -26.19% to -25.29%
         2000                                                 *                      *
     ING MFS Global Growth
         2003                                           0.75% to 1.25%        30.17% to 30.78%
         2002                                           0.75% to 1.25%       -10.41% to -0.17%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING MFS Research Equity
         2003                                           0.75% to 1.90%        22.69% to 24.04%
         2002                                           0.75% to 1.90%       -26.32% to -25.45%
         2001                                           0.45% to 1.90%       -22.40% to -21.48%
         2000                                                 *                      *

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING OpCap Balanced Value
         2003                                            116     $10.24 to $12.69     $    1,250         1.66%
         2002                                              2      $8.34 to $8.37              15          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING PIMCO Total Return
         2003                                            237     $10.82 to $11.10          2,613         3.68
         2002                                            119     $10.70 to $10.75          1,275          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Salomon Brothers Aggressive Growth
         2003                                          5,581     $4.80 to $13.68          58,639            -
         2002                                          6,053      $3.54 to $9.97          47,008            -
         2001                                          7,478     $5.58 to $15.53          91,535         6.31
         2000                                          8,010     $7.60 to $20.93         136,685            *
     ING Salomon Brothers Fundamental Value
         2003                                            113     $10.34 to $12.80          1,215         0.75
         2002                                              1           7.69                    5          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Salomon Brothers Investors Value
         2003                                             17     $10.14 to $12.14            179         0.65
         2002                                              2           7.82                   14          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING OpCap Balanced Value
         2003                                           0.75% to 1.50%             28.66%
         2002                                           0.80% to 1.25%        -0.14% to 5.35%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING PIMCO Total Return
         2003                                           0.75% to 1.50%         0.93% to 3.26%
         2002                                           0.75% to 1.50%         3.07% to 7.55%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Salomon Brothers Aggressive Growth
         2003                                           0.75% to 1.90%        35.59% to 37.25%
         2002                                           0.45% to 1.90%       -36.54% to -35.60%
         2001                                           0.45% to 2.25%       -26.64% to -25.74%
         2000                                                 *                      *
     ING Salomon Brothers Fundamental Value
         2003                                           0.75% to 1.50%             39.53%
         2002                                                0.75%                  0.67%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Salomon Brothers Investors Value
         2003                                           0.75% to 1.25%             29.67%
         2002                                                1.25%                -21.97%
         2001                                                ***                    ***
         2000                                                ***                    ***

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING T. Rowe Price Growth Equity
         2003                                          3,123     $11.57 to $23.71     $   74,887         0.15%
         2002                                          3,205     $8.90 to $18.37          58,443         0.19
         2001                                          3,768     $11.70 to $24.29         89,395        15.41
         2000                                          4,250     $13.14 to $27.44        113,230            *
     ING UBS Tactical Asset Allocation
         2003                                              5     $9.51 to $10.14              53         0.01
         2002                                              -           8.01                  428          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Van Kampen Comstock
         2003                                             83     $10.64 to $12.38            899         0.77
         2002                                             38      $8.31 to $8.34             319          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP Growth and Income
         2003                                         20,842     $6.53 to $202.58        455,361            -
         2002                                         24,165     $5.28 to $162.71        415,966         0.84
         2001                                         29,079     $7.17 to $219.66        663,646         0.60
         2000                                         32,914     $8.96 to $272.61        928,210            *
     ING GET U.S. Core Portfolio - Series 1
         2003                                          2,531     $10.22 to $10.28         25,945         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING T. Rowe Price Growth Equity
         2003                                           0.75% to 1.50%        28.96% to 30.00%
         2002                                           0.45% to 1.50%       -24.44% to -23.64%
         2001                                           0.45% to 2.25%       -11.56% to -10.85%
         2000                                                 *                      *
     ING UBS Tactical Asset Allocation
         2003                                           0.75% to 1.50%             25.47%
         2002                                                1.25%                  0.33%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Van Kampen Comstock
         2003                                           0.75% to 1.25%        28.04% to 28.69%
         2002                                           0.75% to 1.25%       -18.72% to -2.95%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP Growth and Income
         2003                                           0.75% to 2.25%       -24.93% to 25.16%
         2002                                           0.45% to 1.90%       -26.42% to 60.86%
         2001                                           0.45% to 2.25%       -19.96% to -18.98%
         2000                                                 *                      *
     ING GET U.S. Core Portfolio - Series 1
         2003                                           1.45% to 2.40%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET U.S. Core Portfolio - Series 2
         2003                                          2,442     $10.02 to $10.05     $   24,501         ****%
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING GET U.S. Core Portfolio - Series 3
         2003                                            196          $10.00               1,965         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING VP Growth
         2003                                          2,874     $5.11 to $13.97          32,091            -
         2002                                          3,203     $4.00 to $10.80          28,286            -
         2001                                          4,148     $5.73 to $15.31          52,088        12.13
         2000                                          4,705     $8.02 to $21.15          85,002            *
     ING VP Index Plus LargeCap
         2003                                         12,166     $7.26 to $17.61         186,926         1.03
         2002                                         13,185     $5.86 to $14.07         154,417         0.24
         2001                                         15,160     $7.62 to $18.06         224,762         4.07
         2000                                         14,826     $8.99 to $21.06         261,795            *
     ING VP Index Plus MidCap
         2003                                            901     $12.63 to $17.49         15,032         0.44
         2002                                            925     $12.33 to $13.31         11,779         0.50
         2001                                            631     $14.24 to $15.26          9,214         6.54
         2000                                            452     $14.50 to $15.59          6,733            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET U.S. Core Portfolio - Series 2
         2003                                           1.45% to 2.40%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING GET U.S. Core Portfolio - Series 3
         2003                                           0.95% to 1.75%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING VP Growth
         2003                                           0.75% to 1.90%        27.75% to 29.46%
         2002                                           0.75% to 1.90%       -30.30% to -29.47%
         2001                                           0.45% to 2.25%       -28.45% to -27.61%
         2000                                                 *                      *
     ING VP Index Plus LargeCap
         2003                                           0.75% to 2.25%        23.89% to 25.16%
         2002                                           0.45% to 2.25%       -23.02% to -21.88
         2001                                           0.45% to 2.25%       -15.27% to -5.62%
         2000                                                 *                      *
     ING VP Index Plus MidCap
         2003                                           0.75% to 1.50%        30.49% to 31.40%
         2002                                           0.45% to 1.50%       -13.40% to -12.49%
         2001                                           0.45% to 1.50%        -2.80% to 12.09%
         2000                                                 *                      *

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Index Plus SmallCap
         2003                                            538     $12.02 to $13.49     $    6,712         0.16%
         2002                                            464      $8.96 to $9.99           4,275         0.19
         2001                                            225     $10.48 to $11.60          2,411         3.71
         2000                                            104     $10.39 to $11.42          1,098            *
     ING VP International Equity
         2003                                            993      $6.07 to $8.39           8,924         0.89
         2002                                            836      $4.69 to $6.40           5,228         0.22
         2001                                            954      $6.51 to $8.79           7,991         0.12
         2000                                            863     $8.73 to $11.64           9,708            *
     ING VP Small Company
         2003                                          4,826     $9.56 to $20.30          80,458         0.24
         2002                                          4,213     $7.09 to $14.88          52,158         0.52
         2001                                          3,814     $9.41 to $19.53          62,576         3.89
         2000                                          2,815     $9.22 to $18.92          47,270            *
     ING VP Technology
         2003                                          3,595     $3.66 to $12.23          13,372            -
         2002                                          2,536      $2.55 to $2.67           6,564            -
         2001                                          2,631      $4.42 to $4.62          11,745            -
         2000                                          1,680      $5.82 to $6.09           9,833            *
     ING VP Value Opportunity
         2003                                          1,131     $11.21 to $17.11         18,645         0.76
         2002                                          1,272     $9.36 to $13.84          17,001         0.44
         2001                                          1,441     $12.75 to $18.83         26,362         5.21
         2000                                            963     $14.22 to $20.99         19,710            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Index Plus SmallCap
         2003                                           0.75% to 1.50%        34.15% to 35.13%
         2002                                           0.75% to 1.50%       -14.50% to -13.86%
         2001                                           0.45% to 1.50%         0.87% to 1.64%
         2000                                                 *                      *
     ING VP International Equity
         2003                                           0.75% to 1.90%        29.42% to 31.09%
         2002                                           0.75% to 1.90%       -28.07% to -27.23%
         2001                                           0.45% to 2.25%       -25.34% to -24.45%
         2000                                                 *                      *
     ING VP Small Company
         2003                                           0.75% to 1.90%        34.84% to 36.42%
         2002                                           0.45% to 1.90%       -24.69% to -23.57%
         2001                                           0.45% to 2.25%         0.50% to 3.22%
         2000                                                 *                      *
     ING VP Technology
         2003                                           0.75% to 1.90%        42.64% to 44.62%
         2002                                           0.75% to 1.90%       -42.40% to -41.72%
         2001                                           0.45% to 1.90%       -24.42 to -23.54%
         2000                                                 *                      *
     ING VP Value Opportunity
         2003                                           0.75% to 1.50%        22.79% to 23.63%
         2002                                           0.45% to 1.50%       -27.07% to -26.30%
         2001                                           0.45% to 1.50%        -10.97% to 0.58%
         2000                                                 *                      *

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Growth Opportunities - Class R
         2003                                              6     $7.91 to $11.74      $       49            -%
         2002                                             64          $6.02                  384          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP Growth Opportunities - Class S
         2003                                            120      $6.94 to $7.12             853            -
         2002                                             23      $5.34 to $5.43             125            -
         2001                                             18      $7.95 to $8.00             141           **
         2000                                             **            **                    **           **
     ING VP International Value
         2003                                            115     $10.17 to $11.37          1,199         1.60
         2002                                             49      $7.95 to $8.83             404          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP MagnaCap - Class R
         2003                                              5      $8.83 to $8.91              42         1.03
         2002                                              4          $6.85                   27          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP MagnaCap - Class S
         2003                                            101      $8.98 to $9.22             928         0.71
         2002                                             69      $7.01 to $7.12             490         0.95
         2001                                             46      $9.28 to $9.34             431           **
         2000                                             **            **                    **           **

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Growth Opportunities - Class R
         2003                                           0.75% to 1.25%             31.40%
         2002                                                1.25%                -27.19%
         2001                                                 ***                   ***
         2000                                                 ***                   ***
     ING VP Growth Opportunities - Class S
         2003                                           0.95% to 1.90%        29.96% to 31.12%
         2002                                           0.95% to 1.90%       -32.71% to -28.88%
         2001                                           0.95% to 1.90%       -20.95% to -5.87%
         2000                                                 **                     **
     ING VP International Value
         2003                                           0.75% to 1.50%        15.86% to 29.02%
         2002                                           0.75% to 1.50%       -19.18% to -1.19%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP MagnaCap - Class R
         2003                                           0.75% to 1.25%             30.07%
         2002                                                0.75%                -21.38%
         2001                                                 ***                   ***
         2000                                                 ***                   ***
     ING VP MagnaCap - Class S
         2003                                           0.95% to 1.90%        28.10% to 29.49%
         2002                                           0.95% to 1.90%       -25.77% to -23.73%
         2001                                           0.95% to 1.90%        -5.87% to 0.00%
         2000                                                 **                     **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP MidCap Opportunities - Class R
         2003                                             96      $9.33 to $9.45      $      905            -%
         2002                                             11      $6.89 to $6.97              76          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP MidCap Opportunities - Class S
         2003                                            818      $8.20 to $8.41           6,818            -
         2002                                            418      $6.11 to $6.21           2,583            -
         2001                                            102      $8.42 to $8.48             865           **
         2000                                             **            **                    **           **
     ING VP SmallCap Opportunities - Class R
         2003                                            202     $6.78 to $11.71           1,392            -
         2002                                             12      $4.98 to $5.02              58          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP SmallCap Opportunities - Class S
         2003                                            704      $6.32 to $6.49           4,528            -
         2002                                            376      $4.66 to $4.73           1,772            -
         2001                                            151      $8.44 to $8.50           1,280           **
         2000                                             **            **                    **           **
     Janus Aspen Balanced
         2003                                         11,471     $9.34 to $25.95         186,531         2.17
         2002                                         13,695     $8.35 to $23.08         197,825         2.41
         2001                                         15,239     $9.10 to $25.02         240,241         2.63
         2000                                         13,985     $9.73 to $26.63         244,144            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP MidCap Opportunities - Class R
         2003                                           0.75% to 1.25%        34.83% to 35.58%
         2002                                           0.75% to 1.50%       -20.85% to -9.47%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP MidCap Opportunities - Class S
         2003                                           0.95% to 1.90%        34.21% to 35.43%
         2002                                           0.95% to 1.90%       -27.40% to -26.70%
         2001                                           0.95% to 1.90%       -16.75% to -10.14%
         2000                                                 **                     **
     ING VP SmallCap Opportunities - Class R
         2003                                           0.75% to 1.50%        36.95% to 37.45%
         2002                                           0.75% to 1.25%       -33.20% to -9.70%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP SmallCap Opportunities - Class S
         2003                                           0.95% to 1.90%        35.62% to 37.21%
         2002                                           0.95% to 1.90%       -44.82% to -44.28%
         2001                                           0.95% to 1.90%       -24.98% to -12.33%
         2000                                                 **                     **
     Janus Aspen Balanced
         2003                                           0.75% to 1.90%       -46.48% to 13.18%
         2002                                           0.45% to 1.90%       -8.22% to 109.99%
         2001                                           0.45% to 1.90%        -6.53% to -5.42%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Janus Aspen Flexible Income
         2003                                          1,144     $11.13 to $20.72     $   22,158         4.66%
         2002                                          1,538     $12.85 to $19.62         28,392         4.45
         2001                                          1,415     $11.72 to $17.89         23,940         5.95
         2000                                          1,182     $10.97 to $16.73         18,730            *
     Janus Aspen Growth
         2003                                          8,493     $5.71 to $20.49         105,326         0.08
         2002                                         10,142     $4.42 to $15.78          98,503            -
         2001                                         13,150     $6.13 to $21.78         176,779         0.26
         2000                                         14,324     $8.30 to $29.34         267,653            *
     Janus Aspen Mid Cap Growth
         2003                                          7,749     $3.88 to $18.09          88,717            -
         2002                                          8,940     $2.92 to $15.64          77,233            -
         2001                                         11,480     $4.14 to $21.80         141,806            -
         2000                                         12,172     $6.97 to $36.27         274,462            *
     Janus Aspen Worldwide Growth
         2003                                         13,736     $5.79 to $22.26         190,923         1.05
         2002                                         17,171     $4.76 to $18.46         198,280         0.84
         2001                                         20,979     $6.51 to $24.89         331,396         0.44
         2000                                         21,842     $8.56 to $32.41         483,863            *
     Lord Abbett Growth and Income
         2003                                            303     $10.10 to $12.27          3,110         1.02
         2002                                             54      $7.85 to $7.91             422          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Janus Aspen Flexible Income
         2003                                           0.75% to 1.50%         4.82% to 5.61%
         2002                                           0.45% to 1.50%         8.83% to 9.98%
         2001                                           0.45% to 1.50%        -0.78% to 6.93%
         2000                                                 *                      *
     Janus Aspen Growth
         2003                                           0.75% to 1.90%        29.19% to 30.80%
         2002                                           0.45% to 1.90%       -27.91% to -26.84%
         2001                                           0.45% to 2.25%       -26.17% to -25.27%
         2000                                                 *                      *
     Janus Aspen Mid Cap Growth
         2003                                           0.75% to 1.90%        32.77% to 34.10%
         2002                                           0.45% to 1.90%       -29.31% to -28.26%
         2001                                           0.45% to 1.90%       -40.61% to -39.88%
         2000                                                 *                      *
     Janus Aspen Worldwide Growth
         2003                                           0.75% to 1.90%        21.64% to 23.07%
         2002                                           0.45% to 1.90%       -26.92% to -25.84%
         2001                                           0.45% to 2.25%       -23.92% to -22.98%
         2000                                                 *                      *
     Lord Abbett Growth and Income
         2003                                           0.75% to 1.50%        29.43% to 30.09%
         2002                                           0.75% to 1.25%       -17.45% to -15.55%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Lord Abbett Mid-Cap Value
         2003                                            117     $10.19 to $12.20     $    1,217         0.66%
         2002                                             55      $8.38 to $9.87             474          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     MFS(R) Global Governments
         2003                                            194     $12.97 to $13.13          2,524         5.90
         2002                                            228     $11.92 to $12.04          2,720         2.91
         2001                                            156     $11.15 to $11.25          1,742         3.89
         2000                                            142     $10.80 to $10.87          1,537            *
     MFS(R) Total Return
         2003                                          7,849     $11.22 to $18.00        110,405         1.64
         2002                                          7,407     $9.83 to $15.67          91,725         1.74
         2001                                          7,002     $10.57 to $16.73         93,910         5.19
         2000                                          4,368     $10.75 to $16.90         63,398            *
     Oppenheimer Aggressive Growth
         2003                                          3,313     $4.01 to $12.93          29,115            -
         2002                                          3,447     $3.26 to $10.43          23,930         0.67
         2001                                          4,063     $4.60 to $14.62          40,449        15.39
         2000                                          3,454     $6.82 to $21.54          57,052            *
     Oppenheimer Global Securities
         2003                                          1,634     $12.73 to $19.94         29,539         0.55
         2002                                          1,174     $10.74 to $14.12         15,177         0.57
         2001                                            977     $14.01 to $18.36         16,403        12.79
         2000                                            881     $16.17 to $21.14         17,260            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Lord Abbett Mid-Cap Value
         2003                                           0.75% to 1.50%        3.85% to 23.87%
         2002                                           0.75% to 1.25%        -13.36% to 1.56%
         2001                                                ***                    ***
         2000                                                ***                    ***
     MFS(R) Global Governments
         2003                                           1.25% to 1.40%         8.81% to 9.05%
         2002                                           1.25% to 1.40%         6.89% to 7.05%
         2001                                           0.85% to 1.40%         3.28% to 3.44%
         2000                                                 *                      *
     MFS(R) Total Return
         2003                                           0.95% to 1.90%        14.14% to 15.18%
         2002                                           0.95% to 1.90%        -6.97% to -6.07%
         2001                                           0.50% to 1.90%        -1.67% to -0.70%
         2000                                                 *                      *
     Oppenheimer Aggressive Growth
         2003                                           0.95% to 1.90%        23.01% to 24.42%
         2002                                           0.95% to 1.90%       -29.17% to -28.48%
         2001                                           0.50% to 2.25%       -32.58% to -31.92%
         2000                                                 *                      *
     Oppenheimer Global Securities
         2003                                           0.75% to 1.50%        40.97% to 41.96%
         2002                                           0.75% to 1.50%       -23.30% to -22.72%
         2001                                           0.75% to 1.50%       -13.36% to -12.70%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Oppenheimer Main Street(R)
         2003                                          5,799     $7.70 to $12.76      $   65,121         0.86%
         2002                                          5,617     $6.20 to $10.19          48,801         0.77
         2001                                          6,141     $7.78 to $12.71          65,709         0.53
         2000                                          5,613     $8.83 to $14.33          67,652            *
     Oppenheimer Strategic Bond
         2003                                          3,027     $12.23 to $14.43         42,500         6.13
         2002                                          2,737     $10.76 to $12.38         32,735         7.25
         2001                                          2,585     $10.21 to $11.67         28,892         6.16
         2000                                          2,144     $9.93 to $11.27          23,335            *
     Pioneer Equity Income VCT
         2003                                             26     $9.61 to $11.55             253         2.46
         2002                                             19      $7.99 to $8.05             153          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     Pioneer Fund VCT
         2003                                              -      $9.21 to $9.32               4         0.58
         2002                                              -          $7.59                    1          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     Pioneer Mid Cap Value VCT
         2003                                             62     $11.79 to $13.17            739         0.14
         2002                                              3      $8.73 to $8.80              30          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Oppenheimer Main Street(R)
         2003                                           0.95% to 2.25%        24.19% to 25.42%
         2002                                           0.95% to 2.25%       -20.34% to -19.57%
         2001                                           0.50% to 2.25%       -11.87% to -11.02%
         2000                                                 *                      *
     Oppenheimer Strategic Bond
         2003                                           0.75% to 2.25%        15.80% to 17.10%
         2002                                           0.75% to 2.25%         5.40% to 6.64%
         2001                                           0.50% to 2.25%         2.84% to 4.06%
         2000                                                 *                      *
     Pioneer Equity Income VCT
         2003                                           0.75% to 1.50%        21.03% to 21.61%
         2002                                           0.75% to 1.25%       -17.35% to -16.32%
         2001                                                ***                    ***
         2000                                                ***                    ***
     Pioneer Fund VCT
         2003                                           0.75% to 1.25%             22.79%
         2002                                                0.75%                  0.06%
         2001                                                ***                    ***
         2000                                                ***                    ***
     Pioneer Mid Cap Value VCT
         2003                                           0.75% to 1.50%        35.85% to 36.36%
         2002                                           0.75% to 1.25%       -17.31% to -16.24%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Prudential Jennison
         2003                                            111      $7.59 to $7.79      $      859            -%
         2002                                             71      $5.97 to $6.07             427            -
         2001                                             81      $8.84 to $8.90             724            -
         2000                                             **            **                    **           **
     Prudential SP Jennison International Growth
         2003                                            416      $7.74 to $7.94           3,269            -
         2002                                             37      $5.67 to $5.76             214            -
         2001                                              8      $7.49 to $7.52              59            -
         2000                                             **            **                    **           **
     UBS Tactical Allocation
         2003                                          1,393      $7.74 to $8.61          11,708         0.80
         2002                                          1,454      $6.19 to $6.83           9,725         0.55
         2001                                          1,635      $8.20 to $8.94          14,334         7.95
         2000                                          1,218     $9.56 to $10.33          12,509            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Prudential Jennison
         2003                                           0.95% to 1.90%        27.14% to 28.34%
         2002                                           0.95% to 1.90%       -32.48% to -31.82%
         2001                                           0.95% to 1.90%        -3.52% to 9.12%
         2000                                                 **                     **
     Prudential SP Jennison International Growth
         2003                                           0.95% to 1.90%        36.51% to 37.85%
         2002                                           0.95% to 1.90%       -24.30% to -21.53%
         2001                                           0.95% to 1.90%        -19.54% to 4.42%
         2000                                                 **                     **
     UBS Tactical Allocation
         2003                                           0.95% to 1.90%        25.04% to 26.06%
         2002                                           0.95% to 1.90%       -24.42% to -23.69%
         2001                                           0.50% to 1.90%       -14.22% to -13.38%
         2000                                                 *                      *

     *      Not provided for 2000.

     ** As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.

     *** As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

     **** As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

     (A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

     (B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3.Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

     (C) Total Return is calculated as the change in unit value for each Contract presented in Note 7.Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                                 PAGE
                                                                                                                 ----
Report of Independent Auditors                                                                                    C-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001                           C-3

    Consolidated Balance Sheets as of December 31, 2003 and 2002                                                  C-4

    Consolidated Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2003, 2002 and 2001                                                                         C-5

    Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002
         and 2001                                                                                                 C-6

Notes to Consolidated Financial Statements                                                                        C-7

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the related consolidated income statements, consolidated statements of changes in shareholder's equity, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 22, 2004

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------
                                                                         2003                  2002                  2001
                                                                    --------------        --------------        --------------
Revenues:
   Premiums                                                         $         95.8        $         98.7        $        114.2
   Fee income                                                                384.3                 418.2                 553.4
   Net investment income                                                     919.1                 959.5                 888.4
   Net realized capital gains (losses)                                        64.5                (101.0)                (21.0)
                                                                    --------------        --------------        --------------
           Total revenue                                                   1,463.7               1,375.4               1,535.0
                                                                    --------------        --------------        --------------
Benefits, losses and expenses:
   Benefits:
      Interest credited and other benefits
        to policyholders                                                     757.6                 746.4                 729.6
   Underwriting, acquisition, and insurance expenses:
      General expenses                                                       421.2                 392.5                 559.9
      Commissions                                                            122.4                 124.0                 101.2
      Policy acquisition costs deferred                                     (159.7)               (155.1)               (216.9)
   Amortization:
      Deferred policy acquisition costs and value
           of business acquired                                              106.5                 181.5                 112.0
      Goodwill                                                                  --                    --                  61.9
                                                                    --------------        --------------        --------------
           Total benefits, losses and expenses                             1,248.0               1,289.3               1,347.7
                                                                    --------------        --------------        --------------

Income before income taxes and cumulative effect of
   change in accounting principle                                            215.7                  86.1                 187.3
Income tax expense                                                            61.1                  18.6                  87.4
                                                                    --------------        --------------        --------------
Income before cumulative effect of change
   in accounting principle                                                   154.6                  67.5                  99.9
Cumulative effect of change in accounting principle                             --              (2,412.1)                   --
                                                                    --------------        --------------        --------------

Net income (loss)                                                   $        154.6        $     (2,344.6)       $         99.9
                                                                    ==============        ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                           CONSOLIDATED BALANCE SHEETS
                          (Millions, except share data)

                                                                                                     AS OF DECEMBER 31,
                                                                                                  2003                  2002
                                                                                             --------------        --------------
                                      ASSETS:
Investments:
   Fixed maturities, available for sale, at fair value
     (amortized cost of $16,961.7 at 2003 and $15,041.2 at 2002)                             $     17,574.3        $     15,767.0
   Equity securities at fair value:
     Nonredeemable preferred stock (cost of $34.1 at 2003 and $34.2 at 2002)                           34.1                  34.2
     Investment in affiliated mutual funds (cost of $112.3 at 2003 and $203.9 at 2002)                121.7                 201.0
     Common stock (cost of $0.1 at 2003 and $0.2 at 2002)                                               0.1                   0.2
   Mortgage loans on real estate                                                                      754.5                 576.6
   Policy loans                                                                                       270.3                 296.3
   Short-term investments                                                                               1.0                   6.2
   Other investments                                                                                   52.6                  52.2
   Securities pledged to creditors (amortized cost of $117.7 at 2003 and
     $154.9 at 2002)                                                                                  120.2                 155.0
                                                                                             --------------        --------------
          Total investments                                                                        18,928.8              17,088.7
Cash and cash equivalents                                                                              57.8                  65.4
Short term investments under securities loan agreement                                                123.9                 164.3
Accrued investment income                                                                             169.6                 170.9
Reinsurance recoverable                                                                             2,953.2               2,986.5
Deferred policy acquisition costs                                                                     307.9                 229.8
Value of business acquired                                                                          1,415.4               1,438.4
Property, plant and equipment (net of accumulated depreciation of $79.8 at
   2003 and $56.0 at 2002)                                                                             31.7                  49.8
Other assets                                                                                          129.6                 145.8
Assets held in separate accounts                                                                   33,014.7              28,071.1
                                                                                             --------------        --------------
          Total assets                                                                       $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

                       LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits and claims reserves                                                $      3,379.9        $      3,305.2
   Unpaid claims and claim expenses                                                                    25.4                  30.0
   Other policyholders' funds                                                                      15,871.3              14,756.0
                                                                                             --------------        --------------
     Total policy liabilities and accruals                                                         19,276.6              18,091.2
   Payable under securities loan agreement                                                            123.9                 164.3
   Current income taxes                                                                                85.6                  84.5
   Deferred income taxes                                                                              184.7                 163.1
   Other liabilities                                                                                1,801.2               1,573.7
   Liabilities related to separate accounts                                                        33,014.7              28,071.1
                                                                                             --------------        --------------
          Total liabilities                                                                        54,486.7              48,147.9
                                                                                             --------------        --------------
Shareholder's equity:
   Common stock (100,000 shares authorized; 55,000 shares issued and
     outstanding, $50.00 per share per value)                                                           2.8                   2.8
   Additional paid-in capital                                                                       4,646.5               4,416.5
   Accumulated other comprehensive income                                                             106.8                 108.3
   Retained deficit                                                                                (2,110.2)             (2,264.8)
                                                                                             --------------        --------------
          Total shareholder's equity                                                                2,645.9               2,262.8
                                                                                             --------------        --------------
             Total liabilities and shareholder's equity                                      $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                                                ACCUMULATED
                                                               ADDITIONAL          OTHER             RETAINED            TOTAL
                                             COMMON             PAID-IN        COMPREHENSIVE         EARNINGS         SHAREHOLDER'S
                                              STOCK             CAPITAL        INCOME (LOSS)         (DEFICIT)           EQUITY
                                           -----------        -----------      --------------       -----------       --------------
Balance at December 31, 2000               $       2.8        $   4,303.8        $      25.4        $      12.6        $   4,344.6
   Comprehensive income:
     Net income                                     --                 --                 --               99.9               99.9
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($32.5
            pretax)                                 --                 --               21.2                 --               21.2
                                           -----------        -----------        -----------        -----------        -----------
   Comprehensive income                                                                                                      121.1
   Return of capital                                --              (11.3)                --                 --              (11.3)
   Other changes                                    --               (0.1)                --                 --               (0.1)
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2001                       2.8            4,292.4               46.6              112.5            4,454.3
   Comprehensive loss:
     Net loss                                       --                 --                 --           (2,344.6)          (2,344.6)
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($94.9
            pretax)                                 --                 --               61.7                 --               61.7
                                                                                                                       -----------
   Comprehensive loss                                                                                                     (2,282.9)
   Distribution of IA Holdco                        --              (27.4)                --              (32.7)             (60.1)
   Capital contributions                            --              164.3                 --                 --              164.3
   SERP--transfer                                   --              (15.1)                --                 --              (15.1)
   Other changes                                    --                2.3                 --                 --                2.3
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2002                       2.8            4,416.5              108.3           (2,264.8)           2,262.8
   Comprehensive income:
     Net income                                     --                 --                 --              154.6              154.6
     Other comprehensive
          income net of tax:
          Unrealized loss on
            securities (($2.4)
            pretax)                                 --                 --               (1.5)                --               (1.5)
                                                                                                                       -----------
   Comprehensive income                                                                                                      153.1
   Capital contributions                            --              230.0                 --                 --              230.0
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2003               $       2.8        $   4,646.5        $     106.8        $  (2,110.2)       $   2,645.9
                                           ===========        ===========        ===========        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                   ------------------------------------------------
                                                                                       2003              2002              2001
                                                                                   ------------      ------------      ------------
Cash Flows from Operating Activities:
Net income (loss)                                                                  $      154.6      $   (2,344.6)     $       99.9
Adjustments to reconcile net income (loss) to net cash provided by (used for)
   operating activities:
   Net amortization (accretion) of (discounts) premiums on investments                    198.9             115.5              (1.2)
   Net realized capital (gains) losses                                                    (64.5)            101.0              21.0
   Amortization of deferred policy acquisition costs                                       15.5              12.2             112.0
   Amortization of value of business acquired                                              91.0             146.3                --
   Depreciation of property, plant and equipment                                           23.3              20.9               8.4
   (Increase) decrease in accrued investment income                                         1.3             (10.0)            (13.7)
   (Increase) decrease in receivables                                                      33.3             172.7             (95.6)
   (Increase) decrease in value of business acquired                                         --              (6.9)             13.9
   Amortization of goodwill                                                                  --                --              61.9
   Impairment of goodwill                                                                    --           2,412.1                --
   Policy acquisition costs deferred                                                     (159.7)           (120.7)           (233.3)
   Interest credited and other changes in insurance reserve liabilities                   705.9             953.7            (118.7)
   Change in current income taxes payable and other changes in assets
     and liabilities                                                                      233.1              51.9             (76.4)
   Provision for deferred income taxes                                                     22.1              23.6              89.5
                                                                                   ------------      ------------      ------------
Net cash provided by (used for) operating activities                                    1,254.8           1,527.7            (132.3)
                                                                                   ------------      ------------      ------------
Cash Flows from Investing Activities:
   Proceeds from the sale, maturity, or repayment of:
     Fixed maturities available for sale                                               29,977.9          26,315.3          15,338.5
     Equity securities                                                                    130.2              57.2               4.4
     Mortgages                                                                             16.3               2.0               5.2
     Short-term investments                                                                 5.2          11,796.7           7,087.3
   Acquisition of investments:
     Fixed maturities available for sale                                              (31,951.6)        (28,105.5)        (16,489.8)
     Equity securities                                                                    (34.8)            (81.8)            (50.0)
     Short-term investments                                                                  --         (11,771.3)         (6,991.1)
     Mortgages                                                                           (194.2)           (343.7)           (242.0)
   Increase in policy loans                                                                26.0              32.7              10.3
   Purchase of property and equipment                                                      (5.2)             (5.8)              7.4
   Change in other investments                                                            (13.3)            (47.8)             (4.7)
                                                                                   ------------      ------------      ------------
Net cash used for investing activities                                                 (2,043.5)         (2,152.0)         (1,324.5)
                                                                                   ------------      ------------      ------------
Cash Flows from Financing Activities:
   Deposits and interest credited for investment contracts                              2,040.5           1,332.5           1,941.5
   Maturities and withdrawals from insurance contracts                                 (1,745.5)           (741.4)         (1,082.7)
   Transfers to/from separate accounts                                                    256.1              16.6            (105.0)
   Capital contributions                                                                  230.0                --                --
   Return of capital                                                                         --                --             (11.3)
                                                                                   ------------      ------------      ------------
Net cash provided by financing activities                                                 781.1             607.7             742.5
                                                                                   ------------      ------------      ------------
Net decrease in cash and cash equivalents                                                  (7.6)            (16.6)           (714.3)
Cash and cash equivalents, beginning of period                                             65.4              82.0             796.3
                                                                                   ------------      ------------      ------------
Cash and cash equivalents, end of period                                           $       57.8      $       65.4      $       82.0
                                                                                   ============      ============      ============
Supplemental cash flow information:
Income taxes (received) paid, net                                                  $       29.8      $        6.7      $      (12.3)
                                                                                   ============      ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION

     ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

     HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

     On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

     In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

     USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

     Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.


     Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

     DESCRIPTION OF BUSINESS

     The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $2,412.1 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
     (MILLIONS)                                                     2001
     -----------------------------------------------------------------------
     Reported net income after tax                              $       99.9
     Add back goodwill amortization, net of tax                         61.9
     -----------------------------------------------------------------------
     Adjusted net income after tax                              $      161.8
     =======================================================================

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In June 1998, the FASB issued FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended and interpreted by FAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES--Deferral of the Effective Date of FASB Statement 133,
     FAS No.138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES--an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

     Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

     The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

     Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2003 and 2002, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

     The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES recently issued Statement Implementation Issue No. B36, EMBEDDED DERIVATIVES:
     MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDIT WORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that require implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2003. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2003. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO.51 ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and additions for those VIEs it is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

                   ASSET TYPE                                    PURPOSE           BOOK VALUE (1)  MARKET VALUE
     ----------------------------------------------------------------------------------------------------------
     Private Corporate Securities--synthetic
     leases; project financings; credit tenant leases      Investment Holdings     $      1,600.1  $    1,697.6
     Foreign Securities--US VIE subsidiaries of
     foreign companies                                     Investment Holdings              583.1         615.2
     Commercial Mortgage Obligations
     (CMO)                                                 Investment Holdings            6,038.8       6,109.4
     Collateralized Debt Obligations (CDO)             Investment Holdings and/or
                                                           Collateral Manager                20.9          12.3
     Asset-Backed Securities (ABS)                         Investment Holdings              949.6         975.8
     Commercial Mortgage Backed
     Securities (CMBS)                                     Investment Holdings            1,278.5       1,380.2

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds on the Consolidated

     Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     In September 2000, the FASB issued FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

     The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

     The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES ("FAS No. 60") and FAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

     Activity for the years-ended December 31, 2003, 2002 and 2001 within VOBA were as follows:

     (MILLIONS)
     ----------------------------------------------------------------------
     Balance at December 31, 2000                              $    1,780.9
     Adjustment of allocation purchase price                         (165.3)
     Additions                                                         90.0
     Interest accrued at 7%                                           110.0
     Amortization                                                    (213.8)
                                                                    --------
     Balance at December 31, 2001                                   1,601.8
     Adjustment for unrealized loss                                   (21.9)
     Additions                                                         25.0
     Interest accrued at 7%                                            86.8
     Amortization                                                    (253.3)
                                                                    --------
     Balance at December 31, 2002                                   1,438.4
     Adjustment for unrealized gain                                     6.2
     Additions                                                         59.1
     Interest accrued at 7%                                            92.2
     Amortization                                                    (180.5)
     ----------------------------------------------------------------------
     Balance at December 31, 2003                              $    1,415.4
     ======================================================================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.3 million, $106.4 million, $99.9 million, $94.7 million and $90.7 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net of $15.9 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 million before tax, or $2.4 million, net of $1.3 million of federal income tax expense

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date (see Note
     11).

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 10.1% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     REVENUE RECOGNITION

     For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees assessed against policyholders are recorded as revenue in the fee income line on the Consolidated Income Statements. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Consolidated Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

     SEPARATE ACCOUNTS

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $36.2 million and of $29.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.3% in 2003 and 3.0% to 10.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2003 and 2002 is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

2.   INVESTMENTS

     Fixed maturities available for sale as of December 31 were as follows:

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2003 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government agencies
       and authorities                                    $      350.0   $        1.7   $        0.3   $      351.4

     States, municipalities and political
       subdivisions                                                2.1            0.1             --            2.2

     U.S. corporate securities:
          Public utilities                                       970.7           48.9           11.4        1,008.2
          Other corporate securities                           6,846.6          432.9           32.4        7,247.1
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,817.3          481.8           43.8        8,255.3
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             605.2           33.7            2.8          636.1
          Other                                                1,364.7           74.5           11.0        1,428.2
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,969.9          108.2           13.8        2,064.3
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,903.7           91.8           35.1        5,960.4

     Other assets-backed securities                            1,036.4           34.0            9.5        1,060.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including fixed
       maturities pledged to creditors                        17,079.4          717.6          102.5       17,694.5

     Less: fixed maturities pledged to creditors                 117.7            2.7            0.2          120.2
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   16,961.7   $      714.9   $      102.3   $   17,574.3
     ==============================================================================================================

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2002 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government
       agencies and authorities                           $       74.2   $        2.9   $         --   $       77.1

     States, municipalities and political
       subdivisions                                                0.4             --             --            0.4

     U.S. corporate securities:
          Public utilities                                       623.9           28.1            6.4          645.6
          Other corporate securities                           6,845.8          482.4           30.8        7,297.4
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,469.7          510.5           37.2        7,943.0
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             350.4           20.7            6.5          364.6
          Other                                                1,044.8           69.5            3.6        1,110.8
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,395.2           90.2           10.1        1,475.8
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,374.2          167.1           34.0        5,507.3

     Other assets-backed securities                              882.4           47.0           10.5          918.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including
       fixed maturities pledged to creditors                  15,196.1          817.7           91.8       15,922.0

     Less: fixed maturities pledged to creditors                 154.9            0.1             --          155.0
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   15,041.2   $      817.6   $       91.8   $   15,767.0
     ==============================================================================================================

     At December 31, 2003 and 2002, net unrealized appreciation of $615.1 million and $725.9 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $491.5 million and $563.1 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

                                                      UNREALIZED       FAIR
     (MILLIONS)                                          LOSS          VALUE
     ---------------------------------------------------------------------------
     Duration category:
       Less than six months below cost               $       27.1   $    2,774.3
       More than six months and less than
         twelve months below cost                            65.5        1,772.1
       More than twelve months below cost                     9.9           82.5
     ---------------------------------------------------------------------------
       Fixed maturities, including fixed
         maturities pledged to creditors             $      102.5   $    4,628.9
     ===========================================================================

     Of the losses more than 6 months and less than 12 months in duration of $65.5 million, there were $20.4 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $45.1 million as of December 31, 2003 included the following items:

     - $21.5 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $594.2 million.
     - $15.0 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $202.8 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that we can expect the debt to be serviced in accordance with the contractual terms.
     - $5.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $3.0 million for which the carrying amount was $111.4 million. The Company's credit exposures are well diversified in these markets including banking and beverage companies.
     - $3.2 million of unrealized losses relating to the telecommunications/ cable/media industry, for which the carrying amount was $83.5 million. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over capacity. The Company's exposure is primarily focused in the largest and most financially secure companies in the sector.

     An analysis of the losses more than 12 months in duration of $9.9 million follows. There were $0.6 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $9.3 million as of December 31, 2003 included the following significant items:

     - $8.7 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $47.2 million.

     - The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $9.0 million.

     The amortized cost and fair value of total fixed maturities for the year ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                      AMORTIZED         FAIR
     (MILLIONS)                                                         COST            VALUE
     --------------------------------------------------------------------------------------------
     Due to mature:
       One year or less                                             $       370.7   $       379.9
       After one year through five years                                  3,073.7         3,204.9
       After five years through ten years                                 3,385.5         3,533.7
       After ten years                                                    2,031.0         2,174.6
       Mortgage-backed securities                                         7,225.1         7,389.9
       Other asset-backed securities                                        993.4         1,011.5
       Less: fixed maturities securities pledged to creditors               117.7           120.2
     --------------------------------------------------------------------------------------------
       Fixed maturities                                             $    16,961.7   $    17,574.3
     ============================================================================================

     At December 31, 2003 and 2002, fixed maturities with carrying values of $11.2 million and $10.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003 or 2002.

     The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2003 and 2002, approximately 2.8% and 5.5%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

     Investments in equity securities as of December 31 were as follows:

     (MILLIONS)                                        2003             2002
     --------------------------------------------------------------------------
     Amortized cost                                  $    146.5      $    238.3
     Gross unrealized gains                                 9.4              --
     Gross unrealized losses                                 --             2.9
     --------------------------------------------------------------------------
     Fair value                                      $    155.9      $    235.4
     ==========================================================================

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement ("dollar rolls") and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.5 billion and $1.3 billion at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.
     The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     IMPAIRMENTS

     During 2003, the Company determined that eighty-seven fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $94.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.1 million. During 2002, the Company determined that fifty-six fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their fair value of $10.5 million.

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS.
     FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

     MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                                        2003                          2002
                                                            ---------------------------   ---------------------------
                                                              CARRYING        FAIR          CARRYING        FAIR
     (MILLIONS)                                                VALUE          VALUE          VALUE          VALUE
     ----------------------------------------------------------------------------------------------------------------
     Assets:
       Fixed maturity securities                            $   17,574.3   $   17,574.3   $   15,767.0   $   15,767.0
       Equity securities                                           155.9          155.9          235.4          235.4
       Mortgage loans                                              754.5          798.5          576.6          632.6
       Policy loans                                                270.3          270.3          296.3          296.3
       Short term investments                                        1.0            1.0            6.2            6.2
       Cash and cash equivalents                                    57.8           57.8           65.4           65.4
     Liabilities:
       Investment contract liabilities:
         With a fixed maturity                                   1,056.4        1,067.8        1,129.8        1,122.8
         Without a fixed maturity                               12,152.5       12,116.4       10,783.6       10,733.8
     ----------------------------------------------------------------------------------------------------------------

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     DERIVATIVE FINANCIAL INSTRUMENTS

     INTEREST RATE FLOORS

     Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2003 or 2002.

     INTEREST RATE CAPS

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6 million, $8.2 million and $8.2 million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively.

     INTEREST RATE SWAPS

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0 million, $(14.4) million and $(14.4) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively.

     FOREIGN EXCHANGE SWAPS

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1 million, $(12.8) million and $(12.8) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively.

     EMBEDDED DERIVATIVES

     The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2003 and 2002 was $(3.7) million and $(1.4) million, respectively.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      946.2   $      964.1   $      887.2
     Nonredeemable preferred stock                                 9.9            3.9            1.5
     Investment in affiliated mutual funds                          --             --            7.2
     Mortgage loans                                               42.7           23.3            5.9
     Policy loans                                                  9.0            8.7            8.9
     Cash equivalents                                              1.7            1.7           18.2
     Other                                                        (1.0)          23.4           15.9
     -----------------------------------------------------------------------------------------------
     Gross investment income                                   1,008.5        1,025.1          944.8
     Less: investment expenses                                    89.4           65.6           56.4
     -----------------------------------------------------------------------------------------------
     Net investment income                                $      919.1   $      959.5   $      888.4
     ===============================================================================================

     Net investment income includes amounts allocable to experience rated contractholders of $783.3 million, $766.9 million and $704.2 million for the years-ended December 31, 2003, 2002 and 2001, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003, 2002 or 2001.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $67.5 million, $148.8 million, and $(92.3) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $1,230.7 million and $1,006.0 million as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   CAPITAL GAINS AND LOSSES

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $       63.9   $      (97.5)  $      (20.6)
     Equity securities                                             0.6           (3.5)          (0.4)
     -----------------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)               $       64.5   $     (101.0)  $      (21.0)
     ===============================================================================================
     After-tax realized capital gains (losses)            $       41.9   $      (58.3)  $      (13.7)
     ===============================================================================================

     Net realized capital gains of $43.9 million, $63.6 million and $117.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Other policyholders' funds on the Consolidated Balance Sheets. Net unamortized gains allocable to experienced-rated contractholders were $213.7 million, $199.3 million and $172.7 million at December 31, 2003, 2002 and 2001, respectively.

     Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Proceeds on sales                                    $   12,812.5   $   13,265.2   $   15,338.5
     Gross gains                                                 291.9          276.7           57.0
     Gross losses                                                228.0          374.2           77.6
     -----------------------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      (54.3)  $      104.8   $       24.0
     Equity securities                                            17.9           (1.6)           2.0
     Other investments                                            34.0           (8.3)           6.5
     -----------------------------------------------------------------------------------------------
          Subtotal                                                (2.4)          94.9           32.5
     Increase in deferred income taxes                            (0.9)          33.2           11.3
     -----------------------------------------------------------------------------------------------
     Net changes in accumulated other
       comprehensive income (loss)                        $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     Net unrealized capital gains allocable to experience-rated contracts of $491.5 million and $563.1 million at December 31, 2003 and 2002, respectively, are reflected on the Consolidated Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated contractholders:

                                                             AS OF          AS OF          AS OF
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                   $      108.5   $      162.8   $       58.0
       Equity securities                                          14.4           (3.5)          (1.9)
       Other investments                                          41.3            7.3           15.6
     -----------------------------------------------------------------------------------------------
                                                                 164.2          166.6           71.7
     -----------------------------------------------------------------------------------------------
     Less: deferred income taxes                                  57.4           58.3           25.1
     -----------------------------------------------------------------------------------------------
     Net accumulated other comprehensive income           $      106.8   $      108.3   $       46.6
     ===============================================================================================

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Unrealized holding gains (losses) arising
       during the year (1)                                $      (48.1)  $      127.4   $        8.3
     Less: reclassification adjustment for gains(losses)
       and other items included in net income (2)                (46.6)          65.7          (12.9)
     -----------------------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities          $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $(74.0) million, $196.0 million and $12.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $(71.6) million, $101.1 million and $(19.8) million for the years ended December 31, 2003, 2002 and 2001, respectively.

7.   SEVERANCE

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. During the first quarter of 2003, the Company performed a detailed analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 580 to 515 (corrected from the 2002 Annual Report on Form 10-K) and extended the date of expected substantial completion for severance actions to June 30, 2003.

     Activity for the year ended December 31, 2003 within the severance liability and positions eliminated related to such actions were as follows:

                                                          SEVERANCE
     (MILLIONS)                                           LIABILITY     POSITIONS
     ----------------------------------------------------------------------------
     Balance at December 31, 2002                        $       9.2           75
     Actions taken                                               7.3           72
     ----------------------------------------------------------------------------
     Balance at December 31, 2003                        $       1.9            3
     ============================================================================

8.   INCOME TAXES

     The Company files a consolidated federal income tax return with its subsidiary, IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

     Income taxes consist of the following:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Current taxes (benefits):
       Federal                                            $      (13.7)  $       28.9   $        3.2
       State                                                       1.1            1.8            2.2
       Net realized capital gains                                 51.6           11.5           16.1
     -----------------------------------------------------------------------------------------------
         Total current taxes                                      39.0           42.2           21.5
     -----------------------------------------------------------------------------------------------
     Deferred taxes (benefits):
       Federal                                                    51.1           30.6           89.3
       Net realized capital losses                               (29.0)         (54.2)         (23.4)
     -----------------------------------------------------------------------------------------------
         Total deferred taxes (benefits)                          22.1          (23.6)          65.9
     -----------------------------------------------------------------------------------------------
         Total income tax expense                         $       61.1   $       18.6   $       87.4
     ===============================================================================================

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Income before income taxes and cumulative
       effect of change in accounting principle           $      215.7   $       86.1   $      187.3
     Tax rate                                                       35%            35%            35%
     -----------------------------------------------------------------------------------------------
     Application of the tax rate                                  75.5           30.1           65.6
     Tax effect of:
       State income tax, net of federal benefit                    0.7            1.2            1.4
       Excludable dividends                                      (14.0)          (5.3)          (1.8)
       Goodwill amortization                                        --             --           21.6
       Transfer of mutual fund shares                               --           (6.7)            --
       Other, net                                                 (1.1)          (0.7)           0.6
     -----------------------------------------------------------------------------------------------
         Income taxes                                     $       61.1   $       18.6   $       87.4
     ===============================================================================================

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (MILLIONS)                                                              2003          2002
     -----------------------------------------------------------------------------------------------
     Deferred tax assets:
       Insurance reserves                                                $      263.7   $      234.5
       Unrealized gains allocable to experience rated contracts                 172.0          197.1
       Investments                                                               69.7          113.4
       Postretirement benefits                                                   30.2           29.5
       Deferred compensation                                                     56.0           58.6
       Other                                                                     19.7           19.5
     -----------------------------------------------------------------------------------------------
     Total gross assets                                                         611.3          652.6
     -----------------------------------------------------------------------------------------------

     Deferred tax liabilities:
       Value of business acquired                                               495.4          509.7
       Market discount                                                             --            4.1
       Net unrealized capital gains                                             236.4          263.8
       Depreciation                                                               0.2            3.8
       Deferred policy acquisition costs                                         59.2           29.2
       Other                                                                      4.8            5.1
     -----------------------------------------------------------------------------------------------
     Total gross liabilities                                                    796.0          815.7
     -----------------------------------------------------------------------------------------------
     Net deferred tax liability                                          $      184.7   $      163.1
     ===============================================================================================

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

     The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.   BENEFIT PLANS

     DEFINED BENEFIT PLAN

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $15.1 million for 2003 and $6.4 million for 2002, respectively.

     DEFINED CONTRIBUTION PLANS

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents (as defined below)) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $7.1 million in 2003 and 2002.

     The Company sponsors the ING 401(k) Plan for ILIAC Agents (formerly the ING 401(k) Plan for ALIAC Agents, and originally named the Agents of Aetna Life Insurance and Annuity Company Incentive Savings Plan) (the "Agents 401(k) Plan"), which is a tax-qualified profit sharing plan. The Agents 401(k) Plan covers Career Agents (defined below) who meet certain requirements. Benefits under the Agents 401(k) Plan are not guaranteed by the PBGC. The Agents 401(k) Plan allows eligible participants to defer into the Agents 401(k) Plan a specified percentage of eligible earnings on a pre-tax basis. The Company matches such pre-tax contribution, at the rate of 50%, up to a maximum of 6% of eligible earnings. Effective January 1, 2002, all matching contributions are subject to a 4-year vesting schedule, except Career Agents who were credited with vesting service earned prior to January 1, 2002, are subject to a 3-year vesting schedule. All contributions made to the Agents 401(k) Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Agents 401(k) Plan were $1.0 million in 2003 and $1.0 in 2002, respectively.

     NON-QUALIFIED RETIREMENT PLANS

     As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents (as defined below)) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). The SERP is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. SERP benefits are not guaranteed by the PBGC. Benefit accruals under the SERP ceased effective as of December 31, 2001. Benefits under the SERP are determined based on an eligible employees years of service and such employee's average annual compensation for the highest five years during the last ten years of employment.

     Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Americas Supplemental Plan is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. Americas Supplemental Plan benefits are not guaranteed by the PBGC. Benefits under the Americas Supplemental Plan are based on the benefits formula contained in the Retirement Plan, but without taking into account the compensation and benefit limits imposed by applicable law. Any benefits payable from the Americas Supplemental Plan are reduced by the benefits payable to the eligible participant under the Retirement Plan.

     The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen. Benefits under this plan are payable from the general assets of the Company and ING and are not guaranteed by the PBGC.

     The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The PIP is unfunded, which means benefit payments are made from the general assets of the Company. PIP benefits are not guaranteed by the PBGC. Eligible PIP participants can defer either 4% or 5% of eligible earnings, depending on their commission level, which is 100% matched by the Company. Matching contributions are fully vested when contributed to the PIP. In addition, eligible PIP participants can contribute up to an additional 10% of eligible earnings, with no Company match on such contributions. Pretax charges of operations of the Company for the PIP were $0.6 million for 2003 and $0.9 million for 2002.

     The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. The DCP is unfunded, which means benefit payments are made from the general assets of the Company. DCP benefits are not guaranteed by the PBGC. Eligible participants can defer up to 100% of eligible earnings, provided the election to defer is made within the applicable election period established by the Company. Amounts contributed to the DCP are not matched by the Company. DCP participants are 100% vested in amounts contributed to the DCP.

     The following tables summarize the benefit obligations and the funded status for the SERP and the Agents Non-Qualified Plan for the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $    106.8    $     95.3
       Service cost                                                                --            --
       Interest cost                                                              6.9           6.8
       Benefits paid                                                             (9.7)         (5.5)
       Plan adjustments                                                            --           4.5
       Actuarial (gain) loss on obligation                                       (2.4)          5.7
     ----------------------------------------------------------------------------------------------
     Defined Benefit Obligation, December 31                               $    101.6    $    106.8
     ==============================================================================================
     Funded status:
       Funded status at December 31                                        $   (101.6)   $   (106.8)
       Unrecognized past service cost                                             3.1           6.4
       Unrecognized net loss                                                      0.6           0.8
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (97.9)   $    (99.6)
     ==============================================================================================

     At December 31, 2003 and 2002, the accumulated benefit obligation was $97.2 million and $99.7 million, respectively.

     The weighted-average assumptions used in the measurement of the December 31, 2003 and 2002 benefit obligation for the Retirement Plan were as follows:

                                                                                2003           2002
     ----------------------------------------------------------------------------------------------
     Discount rate                                                               6.25%         6.75%
     Rate of compensation increase                                               3.75          3.75
     ----------------------------------------------------------------------------------------------

     Net periodic benefit costs for the years ended December31, 2003 and 2002 were as follows:

     (MILLIONS)                                                               2003         2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $       --    $       --
     Interest cost                                                         $      6.9           6.8
     Net actuarial (gain) loss recognized in the year                             0.9            --
     Unrecognized past service cost recognized in year                            0.2          (0.3)
     The effect of any curtailment or settlement                                   --          (2.6)
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      8.0    $      3.9
     ==============================================================================================

     POST-RETIREMENT BENEFITS

     In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

     The following tables summarize the benefit obligations and the funded status for retired employees' and retired agents' post-retirement health care benefits over the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $     23.7    $     25.4
       Service cost                                                               0.8           0.5
       Interest cost                                                              1.7           1.5
       Benefits paid                                                             (1.3)         (1.2)
       Plan amendments                                                             --          (6.5)
       Actuarial loss on obligation                                               4.8           4.0
     ----------------------------------------------------------------------------------------------
       Defined Benefit Obligation, December 31                                   29.7          23.7

     Funded status:
       Funded status at December 31                                             (29.7)        (23.7)
       Unrecognized losses                                                        9.9           5.4
       Unrecognized past service cost                                            (3.2)         (3.6)
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (23.0)   $    (21.9)
     ==============================================================================================

     The medical health care trend rate was 10% for 2004, gradually decreasing to 5.0% by 2009. Increasing the health care trend by 1% would increase the benefit obligation by $3.3 million as of December 31, 2003. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $2.9 million as of December 31, 2003.

     Net periodic benefit costs were as follows:

     (Millions)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $      0.8    $      0.5
     Interest cost                                                                1.7           1.5
     Net actuarial loss recognized in the year                                    0.4            --
     Past service cost--unrecognized psc recognized in year                        --          (2.9)
     Past service cost--recognized this year                                     (0.5)           --
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      2.4    $     (0.9)
     ==============================================================================================

10.  RELATED PARTY TRANSACTIONS

     INVESTMENT ADVISORY AND OTHER FEES

     ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. The Company is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $201.4 million (excludes fees paid to Aeltus), $391.8 million (includes fees paid to Aeltus through February 28, 2002 when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) and $421.7 million in 2003, 2002 and 2001, respectively.

     RECIPROCAL LOAN AGREEMENT

     ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively, and earned interest income of $0.9 million, $2.1 million and $3.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, ILIAC had a $41.4 million receivable from ING AIH under this agreement. At December 2002, the Company had no receivables under this agreement.

     CAPITAL TRANSACTIONS

     In 2003, the Company received $230.0 million in cash capital contributions from Lion. In 2002, the Company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO.

     OTHER

     Premiums due and other receivables include $0.1 million due from affiliates at December 31, 2003 and 2002. Other liabilities include $92.3 million and $3.5 million due to affiliates for the years ended December 31, 2003 and 2002, respectively.

11.  REINSURANCE

     At December 31, 2003, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

     Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

     Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $63.8 million and $66.2 million as of December 31, 2003 and 2002, respectively, was sold to Lincoln.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $20.4 million and $19.6 million were maintained for this contract as of December 31, 2003 and 2002, respectively.

     The effect of reinsurance on premiums and recoveries was as follows:

                                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                                      2003          2002           2001
     ------------------------------------------------------------------------------------------------------
     Direct premiums                                             $       93.0   $       97.3   $      112.3
     Reinsurance assumed                                                 12.1            9.7            0.6
     Reinsurance ceded                                                    9.3            8.3           (1.3)
     ------------------------------------------------------------------------------------------------------
     Net premiums                                                        95.8           98.7          114.2
     ------------------------------------------------------------------------------------------------------
     Reinsurance recoveries                                      $      184.9   $      317.6   $      363.7
     ======================================================================================================

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     For the years ended December 31, 2003, 2002 and 2001, rent expense for leases was $20.8 million, $18.1 million and $17.6 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $17.2 million, $16.1 million, $14.6 million, $13.1 million, and $0.7 million, respectively, and $0.1 million thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     COMMITMENTS

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments of $154.3 million with an estimated fair value of $154.3 million and $236.7 million with an estimated fair value of $236.7 million, respectively.

     LITIGATION

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

13.  SEGMENT INFORMATION

     The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2003 and 2002 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the periods ending December 31, 2003 and 2002.

     Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                                                    NON-OPERATING SEGMENTS
                                                                 ----------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  MANAGEMENT
     (MILLIONS)                                                    USFS (1)      SERVICES (2)     OTHER (3)       TOTAL
     ----------------------------------------------------------------------------------------------------------------------
     2003
     Revenues from external customers                            $      480.1    $         --   $         --   $      480.1
     Net investment income                                              919.1                                         919.1
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains                                             $    1,399.2    $         --   $         --   $    1,399.2
     ======================================================================================================================
     Operating earnings (4)                                      $      112.7    $         --   $         --   $      112.7
     Net realized capital gains, net of tax                              41.9              --             --           41.9
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $      154.6    $         --   $         --   $      154.6
     ======================================================================================================================

     2002
     Revenues from external customers                            $      507.2    $       19.2   $       (9.5)  $      516.9
     Net investment income                                              959.2             0.2            0.1          959.5
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains (losses)                                    $    1,466.4    $       19.4   $       (9.4)  $    1,476.4
     ======================================================================================================================
     Operating earnings (4)                                      $      121.1    $        4.7   $         --   $      125.8
     Cumulative effect of accounting change                      $   (2,412.1)             --             --       (2,412.1)
     Net realized capital losses, net of tax                            (58.3)             --             --          (58.3)
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,349.3)   $        4.7   $         --   $   (2,344.6)
     ======================================================================================================================

     (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
     (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
     (3) Other includes consolidating adjustments between USFS and Investment Management Services.
     (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected.

     AS REPORTED
     2003 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      383.6   $      362.4   $      358.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           111.5           33.2           53.5
     Income tax expense                                                   5.1            36.2            3.3           16.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            75.3           29.9           37.0
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       75.3   $       29.9   $       37.0
     ======================================================================================================================
     AS RESTATED
     2003 (MILLIONS)                                                FIRST           SECOND*        THIRD*         FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      381.3   $      354.7   $      368.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           109.2           25.5           63.5
     Income tax expense                                                   5.1            35.4            0.6           20.0
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            73.8           24.9           43.5
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       73.8   $       24.9   $       43.5
     ======================================================================================================================
     2002 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      363.5    $      351.3   $      349.8   $      310.8
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations
       before income taxes                                               44.1            39.3          (23.1)          25.8
     Income tax expense (benefit)                                        15.2            12.9           (9.9)           0.4
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations                            28.9            26.4          (13.2)          25.4
     ----------------------------------------------------------------------------------------------------------------------
     Cumulative effect of change in accounting
       principle                                                     (2,412.1)             --             --             --
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,383.2)   $       26.4   $      (13.2)  $       25.4
     ======================================================================================================================

* Restated

Form No. SAI.75996-04                                         ILIAC Ed. May 2004

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS
     (a)     Financial Statements:
             (1)  Included in Part A:
                  Condensed Financial Information
             (2)  Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -    Report of Independent Auditors
                  -    Statement of Assets and Liabilities as of December 31,
                       2003
                  -    Statement of Operations for the year ended December 31,
                       2003
                  - Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
                  -    Notes to Financial Statements
                  Financial Statements of ING Life Insurance and Annuity
                  Company:
                  -    Report of Independent Auditors
                  - Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
                  -    Consolidated Balance Sheets as of December 31, 2003 and
                       2002
                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
                  - Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
                  -    Notes to Consolidated Financial Statements
    (b)      Exhibits
             (1)     Resolution of the Board of Directors of Aetna Life
                     Insurance and Annuity Company establishing Variable Annuity
                     Account B(1)
             (2)     Not applicable
             (3.1)   Broker-Dealer Agreement(2)
             (3.2)   Alternative Form of Wholesaling Agreement and Related
                     Selling Agreement(3)
             (3.3)   Broker-Dealer Agreement dated June 7, 2000 between Aetna
                     Life Insurance and Annuity Company and Aetna Investment
                     Services, Inc. (AISI) and Letter of Assignment to AISI(4)
             (3.4)   Underwriting Agreement dated November 17, 2000 between
                     Aetna Life Insurance and Annuity Company and Aetna
                     Investment Services, LLC(4)
             (4.1)   Variable Annuity Contract (G-CDA-HF)(5)
             (4.2)   Variable Annuity Contract (IA-CDA-IA)(5)
             (4.3)   Variable Annuity Contract (G-CDA-HD)(6)
             (4.4)   Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
                     (GSD-CDA-HO)(7)
             (4.5)   Variable Annuity Contract Certificate (GDCC-HO) to
                     Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO(8)
             (4.6)   Variable Annuity Contract Certificate GTCC-HF(9)
             (4.7)   Variable Annuity Contract Certificate GTCC-HD(10)
             (4.8)   Variable Annuity Contract (I-CDA-HD)(11)

             (4.9)   Variable Annuity Contract (ISE-CDA-HO)(8)
             (4.10)  Endorsement EGATHDF-00 to Contracts G-CDA-HD and
                     G-CDA-HF(12)
             (4.11)  Endorsement EGATHO-00 to Contracts GLID-CDA-HO and
                     GID-CDA-HO(12)
             (4.12)  Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO(12)
             (4.13)  Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and
                     G-CDA-HD(3)
             (4.14)  Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts
                     IA-CDA-IA and I-CDA-HD(13)
             (4.15)  Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                     GSD-CDA-HO and ISE-CDA-HO(5)
             (4.16)  Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                     G-CDA-HD(14)
             (4.17)  Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,
                     GID-CDA-HO and GSD-CDA-HO(15)
             (4.18)  Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO,
                     GID-CDA-HO and GSD-CDA-HO(15)
             (4.19)  Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA,
                     G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and ISE-CDA-HO(16)
             (4.20) Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO(12) (4.21) Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF,
                     IA-CDA-IA, G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO,
                     I-CDA-HD, ISE-CDA-HO and Certificate GDCC-HO(17)
             (4.22)  Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, G-CDA-HD,
                     I-CDA-HD and I-CDA-IA and Certificates GTCC-HF and
                     GTCC-HD(18)
             (4.23)  Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change(19)
             (5.1)   Variable Annuity Contract Application (300-GTD-IA)(20)
                     (5.2) Variable Annuity Contract Application
                     (710.00.141)(21)
             (6.1)   Restated Certificate of Incorporation (amended and restated
                     as of January 1, 2002) of ING Life Insurance and Annuity
                     Company (formerly Aetna Life Insurance and Annuity
                     Company)(22)
             (6.2)   By-Laws restated as of January 1, 2002 of ING Life
                     Insurance and Annuity Company (formerly Aetna Life
                     Insurance and Annuity Company)(22)
             (7)     Not applicable
             (8.1)   Fund Participation Agreement dated June 30, 1998 by and
                     among AIM Variable Insurance Funds, Inc., A I M
                     Distributors, Inc. and Aetna Life Insurance and Annuity
                     Company(23)
             (8.2)   Amendment No. 1 dated October 1, 2000 to Participation
                     Agreement dated June 30, 1998 by and among AIM Variable
                     Insurance Funds (formerly AIM Variable Insurance Funds,
                     Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(24)
             (8.3)   First Amendment dated November 17, 2000 to Participation
                     Agreement dated June 30, 1998 by and among AIM Variable
                     Insurance Funds (formerly AIM Variable Insurance Funds,
                     Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(24)

             (8.4) Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity Company and Aetna Investment Services, LLC(25)
             (8.5) Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(23)
             (8.6) First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(4)
             (8.7) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)
             (8.8) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(26)
             (8.9) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(27)
             (8.10) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(28)
             (8.11) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable

                     Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(28)
             (8.12) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(23)
             (8.13) Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series(25)
             (8.14) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
             (8.15) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(26)
             (8.16) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(28)
             (8.17) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity

                     Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(28)
             (8.18) Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company(25)
             (8.19) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(29)
             (8.20) Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(29)
             (8.21) Form of Fund Participation Agreement dated April __, 2003 between ING Life Insurance and Annuity Company and Columbia Funds (Wanger Funds)
             (8.22) Fund Participation Agreement dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(11)
             (8.23) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(30)
             (8.24) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(31)
             (8.25) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
             (8.26) Eighth Amendment dated as of December 1, 1999 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(27)
             (8.27) Fund Participation Agreement dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution Corporation(11)
             (8.28) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(26)
             (8.29) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(32)
             (8.30) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
             (8.31) Eighth Amendment dated December 1, 1999 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                     January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(27)
             (8.32) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(33)
             (8.33) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(30)
             (8.34) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(26)
             (8.35) Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(34)
             (8.36) Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc.(18)
             (8.37) Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services,

                     Inc.(25)
             (8.38) Administrative Service Agreement dated as of July 20, 2001 between Franklin Templeton Services, LLC, Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America(25)
             (8.39) Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renaming effective May 2, 2003) ING Investors Trust and Directed Services, Inc.(35)
             (8.40) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(36)
             (8.41) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(26)
             (8.42) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(27)
             (8.43) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(37)
             (8.44) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(19)
             (8.45) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(35)
             (8.46) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(36)
             (8.47) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(37)
             (8.48) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(19)
             (8.49) Fund Participation Agreement dated December 1, 1988 and amended on February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
             (8.50) Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company(34)
             (8.51) Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and

                     Aetna Life Insurance and Annuity Company(34)
             (8.52) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(38)
             (8.53) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(26)
             (8.54) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(38)
             (8.55) Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(39)
             (8.56) Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001(40)
             (8.57) Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust)(40)
             (8.58) Form of Participation Agreement dated as of ______ ___, 2004 between ING Life Insurance and Annuity Company, PIMCO Variable Insurance Trust, PIMCO Advisors and Distributors LLC
             (8.59) Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(34)
             (8.60) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(19)
             (8.61) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1,
                     2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(19)
             (8.62) Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002(40)
             (8.63) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(19)
             (8.64) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1,
                     2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity

                     Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(19)
             (8.65) Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002(40)
             (9)     Opinion and Consent of Counsel
             (10)    Consents of Independent Auditors
             (11)    Not applicable
             (12)    Not applicable
             (13.1)  Powers of Attorney(41)
             (13.2)  Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75996), as filed on February 16, 2000.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
16. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
17. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.
18. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
19. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
20. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
21. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed on August 21, 1997.
22. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
23. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
25. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 5, 2004.
26. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
27. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
28. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
29. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
30. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
31. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
32. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
33. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
34. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
35. Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 33-23512), as filed on August 1, 2003.
36. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
37. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
38. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
39. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
40. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
41. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    DEPOSITOR
----------------                                    ---------
Keith Gubbay(1)                                     Director and President

Thomas Joseph McInerney(1)                          Director

Kathleen Ann Murphy(1)                              Director

Jacques de Vaucleroy(1)                             Director and Senior Vice President

David A. Wheat(1)                                   Director, Senior Vice President and Chief Financial Officer

Allan Baker(2)                                      Senior Vice President

Robert L. Francis                                   Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Shaun Patrick Mathews(2)                            Senior Vice President

Stephen Joseph Preston(3)                           Senior Vice President

Boyd George Combs(1)                                Senior Vice President, Tax

James G. Auger(2)                                   Vice President

Pamela M. Barcia(2)                                 Vice President

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo(3)                                      Vice President

Jeoffrey A. Block(4)                                Vice President

Kevin P. Brown(2)                                   Vice President

Anthony V. Camp(2)                                  Vice President

Kevin L. Christensen(4)                             Vice President

Andrew D. Chua(5)                                   Vice President

Elizabeth A. Clifford(3)                            Vice President

Brian D. Comer(2)                                   Vice President

Patricia Marie Corbett(4)                           Vice President

Karen Czizik(5)                                     Vice President

Robert B. DiMartino(2)                              Vice President

Shari Ann Enger(3)                                  Vice President

Brian K. Haendiges(2)                               Vice President

Steven J. Haun(4)                                   Vice President

James Hennessy(6)                                   Vice President

Ronald Christian Hull(2)                            Vice President

William S. Jasien                                   Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David Kelsey(2)                                     Vice President

Mary Ann Langevin(2)                                Vice President

Roger Ernest Lavallee(2)                            Vice President

Frederick C. Litow(1)                               Vice President

Christine Cannon Marcks(2)                          Vice President

Gregory J. Miller(2)                                Vice President

Todd E. Nevenhoven(4)                               Vice President

Ethel Pippin(2)                                     Vice President

Mary Kathleen Reid(2)                               Vice President

Robert A. Richard(2)                                Vice President

Michael Roland(6)                                   Vice President

Carl P. Steinhilber(2)                              Vice President

Laurie M. Tillinghast(2)                            Vice President

Stanley Vyner(7)                                    Vice President

Christopher Robert Welp(4)                          Vice President

Mary Broesch(3)                                     Vice President and Actuary

Bruce T. Campbell(2)                                Vice President and Actuary

Dianne Clous(2)                                     Vice President and Actuary

Richard Lau(3)                                      Vice President and Actuary

Laurie A. Lombardo(2)                               Vice President and Actuary

Mark D. Sperry(2)                                   Vice President and Actuary

Alice Su(3)                                         Vice President and Actuary

Lawrence D. Taylor(5)                               Vice President and Actuary

Albert Sekac(2)                                     Vice President and Appointed Actuary

John R. Dobo(5)                                     Vice President and Chief Actuary

Brian John Murphy(2)                                Vice President and Chief Compliance Officer

David Scott Pendergrass(1)                          Vice President and Treasurer

Dawn Peck(1)                                        Vice President, Assistant Treasurer

Ira Braunstein(1)                                   Vice President, Investments

Daniel J. Foley(1)                                  Vice President, Investments

Christopher P. Lyons(1)                             Vice President, Investments

Gregory G. McGreevey(1)                             Vice President, Investments

Maurice Melvin Moore(1)                             Vice President, Investments

Joseph J. Elmy(2)                                   Vice President, Tax

Paula Cludray-Engelke(8)                            Secretary

Jane A. Boyle(2)                                    Assistant Secretary

Linda H. Freitag(1)                                 Assistant Secretary

Daniel F. Hinkel(1)                                 Assistant Secretary

William Hope(1)                                     Assistant Secretary

Joseph D. Horan(1)                                  Assistant Secretary

David Lee Jacobson(3)                               Assistant Secretary

Terri Wecker Maxwell(1)                             Assistant Secretary

Donna M. O'Brien(2)                                 Assistant Secretary

Krystal L. Ols(8)                                   Assistant Secretary

Loralee Ann Renelt(8)                               Assistant Secretary

Carol Semplice(2)                                   Assistant Secretary

Linda Ellen Senker(3)                               Assistant Secretary

Patricia M. Smith(2)                                Assistant Secretary

Edwina Steffer(8)                                   Assistant Secretary

John F. Todd(2)                                     Assistant Secretary

Diane Yell(9)                                       Assistant Secretary

Glenn Allan Black(1)                                Tax Officer

Terry L. Owens(1)                                   Tax Officer

James Taylor(1)                                     Tax Officer

William Zolkowski(1)                                Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
(1) The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(3) The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
(4) The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
(5) The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
(6) The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
(7) The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
(8) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(9) The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 114,778 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28.   INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING

Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.   PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940
           Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
----------------                                    ---------------------
Ronald R. Barhorst                                  Director and President
7676 Hazard Ctr. Dr.
San Diego, CA 92108

Robert L. Francis(1)                                Director and Senior Vice President

Shaun Patrick Mathews(2)                            Director and Senior Vice President

Allan Baker(2)                                      Senior Vice President

Boyd George Combs(3)                                Senior Vice President, Tax

Susan J. Stamm(2)                                   Chief Financial Officer

Maryellen R. Allen(2)                               Vice President

Douglas J. Ambrose(1)                               Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley(2)                                 Vice President

David A. Brounley(2)                                Vice President

Brian D. Comer(2)                                   Vice President

Keith J. Green(3)                                   Vice President

Brian K. Haendiges(2)                               Vice President

Brian P. Harrington(4)                              Vice President

Bernard P. Heffernon                                Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211

William S. Jasien(4)                                Vice President

David Kelsey(2)                                     Vice President

Mary Ann Langevin(2)                                Vice President

Christina Lareau(2)                                 Vice President

Katherine E. Lewis                                  Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226

Susan J. K. Lewis                                   Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA 91436

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Frederick C. Litow(3)                               Vice President

Mark R. Luckinbill                                  Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612

Christine Cannon Marcks(2)                          Vice President

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202

Pamela L. Mulvey(2)                                 Vice President

Scott T. Neeb(1)                                    Vice President

Ethel Pippin(2)                                     Vice President

Mary Kathleen Reid(2)                               Vice President

Deborah Rubin(4)                                    Vice President

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus(2)                                     Vice President

Bess B. Twyman(2)                                   Vice President

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA 98101

Judeen T. Wrinn(2)                                  Vice President

Therese M. Squillacote(2)                           Vice President and Chief Compliance Officer

David Scott Pendergrass(1)                          Vice President and Treasurer

Joseph Elmy(2)                                      Vice President, Tax

Paula Cludray-Engelke(5)                            Secretary

Loralee Ann Renelt(5)                               Assistant Secretary

John F. Todd(2)                                     Assistant Secretary

Robert J. Scalise(2)                                Assistant Treasurer

Glenn Allan Black(3)                                Tax Officer

G. Michael Fell(3)                                  Tax Officer

Terry L. Owens(3)                                   Tax Officer

James Taylor(3)                                     Tax Officer

(1) The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(3) The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(4) The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)        Compensation to Principal Underwriter:

(1)                      (2)                       (3)                    (4)                 (5)

NAME OF                  NET UNDERWRITING          COMPENSATION ON
PRINCIPAL                DISCOUNTS AND             REDEMPTION OR          BROKERAGE
UNDERWRITER              COMMISSIONS               ANNUITIZATION          COMMISSIONS         COMPENSATION*
-----------              -----------               -------------          -----------         -------------
ING Financial                                                                                 $ 83,358.64
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2003.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

ITEM 31.   MANAGEMENT SERVICES

Not applicable

ITEM 32.   UNDERTAKINGS

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

           During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of April, 2004.

                                  VARIABLE ANNUITY ACCOUNT B OF
                                  ING LIFE INSURANCE AND ANNUITY COMPANY
                                     (REGISTRANT)

                                  By:  ING LIFE INSURANCE AND ANNUITY
                                       COMPANY
                                       (DEPOSITOR)

                                  By:  Keith Gubbay*
                                       ----------------------------------------
                                       Keith Gubbay
                                       President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                                                 DATE
Keith Gubbay*                   Director and President                             )
------------------------------  (principal executive officer)                      )
Keith Gubbay                                                                       )
                                                                                   )
Thomas J. McInerney*            Director                                           )
------------------------------                                                     ) April
Thomas J. McInerney                                                                ) 15, 2004
                                                                                   )
Kathleen A. Murphy*             Director                                           )
------------------------------                                                     )
Kathleen A. Murphy                                                                 )
                                                                                   )
Jacques de Vaucleroy*           Director                                           )
------------------------------                                                     )
Jacques de Vaucleroy                                                               )
                                                                                   )
David Wheat*                    Director and Chief Financial Officer               )
------------------------------  (principal accounting officer)                     )
David Wheat

By:   /s/ Michael A. Pignatella
    ---------------------------------------------
       Michael A. Pignatella
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

EXHIBIT NO.      EXHIBIT
-----------      -------
99-B.8.21        Form of Fund Participation Agreement dated April __, 2003
                 between ING Life Insurance and Annuity Company and Columbia
                 Funds (Wanger Funds)

99-B.8.58        Form of Participation Agreement dated as of ______ ___,
                 2004 between ING Life Insurance and Annuity Company,
                 PIMCO Variable Insurance Trust, PIMCO Advisors and
                 Distributors LLC

99-B.9           Opinion and Consent of Counsel

99-B.10          Consents of Independent Auditors